TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 92.3% of Net Assets
CORPORATE BONDS — 84.1%

Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc. 7.13%(1)	02/15/31		$875,000	$916,746
Neptune Bidco U.S., Inc. 10.38%(1)	05/15/31		1,240,000	1,272,265

Total Advertising (Cost: $2,115,000)				2,189,011

Aerospace & Defense — 2.5%
ATI, Inc.
5.13%	10/01/31		857,000	858,954
7.25%	08/15/30		550,000	580,756
General Electric Co. 4.59% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		1,300,000	1,227,343
TransDigm, Inc.
6.38%(1)	05/31/33		2,606,000	2,676,492
6.38%(1)	03/01/29		4,143,000	4,280,713
6.88%(1)	12/15/30		905,000	947,499

				10,571,757

Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,495,000	1,523,211
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%(1)	09/20/31		980,000	987,908

				2,511,119

Apparel — 0.8%
Crocs, Inc.
4.13%(1)	08/15/31		3,144,000	2,912,727
4.25%(1)	03/15/29		630,000	610,313

Total Apparel (Cost: $3,428,237)				3,523,040

Auto Manufacturers — 0.5%
Allison Transmission, Inc. 3.75%(1)	01/30/31		1,180,000	1,112,280
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%(1)	03/31/29		395,000	367,065
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	600,000	812,633

				2,291,978

Auto Parts & Equipment — 0.6%
Forvia SE (France) 8.00%(1)	06/15/30		645,000	691,292
ZF North America Capital, Inc. (Germany)
6.88%(1)	04/23/32		1,685,000	1,641,308
7.50%(1)	03/24/31		350,000	354,333

Total Auto Parts & Equipment (Cost: $2,540,533)				2,686,933

Banks — 2.7%
Bank of America Corp. 4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27		2,040,000	2,022,334
Bank of New York Mellon Corp. 3.75% (5 yr. CMT + 2.630%)(2),(4)	12/20/26		2,515,000	2,479,639
Citigroup, Inc. 6.63% (5 yr. CMT + 3.001%)(2),(4)	02/15/31		2,535,000	2,571,834
JPMorgan Chase & Co. 3.65% (5 yr. CMT + 2.850%)(2),(4)	06/01/26		805,000	800,894
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(2),(4)	09/15/26		3,515,000	3,446,598

				11,321,299

Biotechnology — 0.4%
Genmab AS Genmab Finance LLC (Denmark) 6.25%(1)	12/15/32		1,500,000	1,538,520

Building Materials — 0.7%
JH North America Holdings, Inc. 5.88%(1)	01/31/31		2,100,000	2,146,074
Quikrete Holdings, Inc. 6.75%(1)	03/01/33		500,000	522,485
Standard Building Solutions, Inc. 6.50%(1)	08/15/32		215,000	221,745

Total Building Materials (Cost: $2,817,824)				2,890,304

Chemicals — 0.8%
Axalta Coating Systems LLC 3.38%(1)	02/15/29		1,183,000	1,139,134
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		1,022,000	1,022,808
WR Grace Holdings LLC 7.38%(1)	03/01/31		1,035,000	1,061,848

				3,223,790

Commercial Services — 4.6%
ADT Security Corp. 5.88%(1)	10/15/33		1,255,000	1,273,147
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		2,036,000	2,037,568
Aegis Lux 1a Sarl (Luxemburg) 5.63%(1),(5)	10/29/31	EUR	900,000	1,072,565
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		1,033,000	1,078,793
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30		1,200,000	1,250,112
Block, Inc.
3.50%	06/01/31		1,390,000	1,306,517
6.50%	05/15/32		515,000	535,785
Carriage Services, Inc. 4.25%(1)	05/15/29		1,400,000	1,349,838
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32		620,000	632,778
Grand Canyon University 5.13%	10/01/28		1,710,000	1,705,229
Herc Holdings, Inc.
7.00%(1)	06/15/30		1,550,000	1,632,166
7.25%(1)	06/15/33		450,000	477,369
ION Platform Finance U.S., Inc. 7.88%(1)	09/30/32		300,000	285,171
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%(1)	08/31/27		300,000	294,657
Sabre Financial Borrower LLC 11.13%(1)	06/15/29		650,000	660,179
Upbound Group, Inc. 6.38%(1)	02/15/29		1,095,000	1,080,929

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Commercial Services (Continued)
Valvoline, Inc. 3.63%(1)	06/15/31		$802,000	$737,527
VT Topco, Inc. 8.50%(1)	08/15/30		2,041,000	2,132,110

				19,542,440

Computers — 1.4%
Insight Enterprises, Inc. 6.63%(1)	05/15/32		1,150,000	1,182,626
McAfee Corp. 7.38%(1)	02/15/30		1,146,000	1,001,764
NCR Voyix Corp. 5.13%(1)	04/15/29		2,015,000	2,003,031
Science Applications International Corp. 5.88%(1)	11/01/33		1,485,000	1,506,755

				5,694,176

Cosmetics/Personal Care — 0.7%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		1,120,000	1,071,235
Prestige Brands, Inc. 3.75%(1)	04/01/31		1,847,000	1,727,758

				2,798,993

Diversified Financial Services — 1.9%
American Express Co. 3.55% (5 yr. CMT + 2.854%)(2),(4)	09/15/26		2,150,000	2,122,115
GGAM Finance Ltd. (Ireland)
8.00%(1)	02/15/27		1,275,000	1,306,378
8.00%(1)	06/15/28		352,000	373,208
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32		4,137,000	4,213,534

				8,015,235

Electric — 4.3%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		2,756,000	2,752,886
Alpha Generation LLC
6.25%(1)	01/15/34		710,000	717,405
6.75%(1)	10/15/32		1,411,000	1,461,838
American Electric Power Co., Inc. 6.05% (5 yr. CMT + 1.940%)(2)	03/15/56		3,445,000	3,389,156
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		2,700,000	2,722,032
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		1,480,000	1,490,301
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		700,000	700,560
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		2,374,000	2,344,301
Vistra Operations Co. LLC 7.75%(1)	10/15/31		680,000	721,528
WEC Energy Group, Inc. 5.63% (5 yr. CMT + 1.905%)(2)	05/15/56		1,685,000	1,698,733

				17,998,740

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		2,145,000	2,061,002

Electronics — 0.5%
Coherent Corp. 5.00%(1)	12/15/29		566,000	565,111
Sensata Technologies BV 4.00%(1)	04/15/29		1,545,000	1,511,010

Total Electronics (Cost: $1,975,974)				2,076,121

Entertainment — 5.0%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		1,040,000	1,080,310
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom) 5.75%(1)	01/15/33		645,000	641,001
Caesars Entertainment, Inc.
6.50%(1)	02/15/32		2,510,000	2,573,478
7.00%(1)	02/15/30		225,000	233,276
Churchill Downs, Inc. 5.75%(1)	04/01/30		1,440,000	1,455,120
Flutter Treasury DAC (Ireland) 5.88%(1)	06/04/31		2,200,000	2,232,362
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		1,065,000	1,077,599
LHMC Finco 2 SARL (Luxemburg) 9.38%(1),(6)	05/15/30	EUR	712,406	871,207
Light & Wonder International, Inc. 6.25%(1)	10/01/33		2,100,000	2,125,830
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		1,068,000	1,017,313
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		2,000,000	2,048,860
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%(1)	10/15/30		1,483,000	1,513,253
Voyager Parent LLC 9.25%(1)	07/01/32		1,110,000	1,178,942
WarnerMedia Holdings, Inc. 5.05%	03/15/42		4,545,000	3,216,315

				21,264,866

Environmental Control — 0.6%
Luna 1.5 SARL (Luxemburg) 12.00%(1),(5)	07/01/32		545,000	573,809
Luna 2 5SARL (Luxemburg) 5.50%(1)	07/01/32	EUR	385,000	460,976
Waste Pro USA, Inc. 7.00%(1)	02/01/33		1,382,000	1,426,721

				2,461,506

Food — 1.4%
Post Holdings, Inc.
4.50%(1)	09/15/31		3,515,000	3,333,942
4.63%(1)	04/15/30		2,700,000	2,630,340

				5,964,282

Gas — 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(1)	06/01/28		1,835,000	1,901,409
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		2,190,000	2,207,936

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Gas (Continued)
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		$1,625,000	$1,691,576

				5,800,921

Hand/Machine Tools — 0.2%
IMA Industria Macchine Automatiche SpA (Italy) 5.78% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29	EUR	850,000	1,010,881

Health Care-Products — 0.7%
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		1,250,000	1,216,513
Teleflex, Inc. 4.25%(1)	06/01/28		1,729,000	1,708,148

				2,924,661

Health Care-Services — 4.6%
Centene Corp.
2.45%	07/15/28		2,404,000	2,250,697
2.63%	08/01/31		1,219,000	1,048,242
3.00%	10/15/30		865,000	774,590
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		195,000	182,836
HealthEquity, Inc. 4.50%(1)	10/01/29		1,204,000	1,182,858
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28		169,000	177,180
IQVIA, Inc. 6.25%(1)	06/01/32		1,535,000	1,606,101
Kedrion SpA (Italy) 6.50%(1)	09/01/29		2,170,000	2,139,403
ModivCare, Inc. 5.00%(1),(7),(8),(9),(10)	10/01/29		3,627,750	54,416
Molina Healthcare, Inc.
4.38%(1)	06/15/28		150,000	147,627
6.25%(1)	01/15/33		1,935,000	1,965,012
Option Care Health, Inc. 4.38%(1)	10/31/29		1,000,000	977,410
Sotera Health Holdings LLC 7.38%(1)	06/01/31		990,000	1,044,569
Star Parent, Inc. 9.00%(1)	10/01/30		700,000	748,510
Tenet Healthcare Corp.
4.63%	06/15/28		3,800,000	3,809,386
5.50%(1)	11/15/32		1,240,000	1,258,352

				19,367,189

Household Products/Wares — 0.4%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,193,000	1,793,830

Housewares — 0.7%
Central Garden & Pet Co. 4.13%(1)	04/30/31		1,215,000	1,145,356
Newell Brands, Inc.
6.63%	05/15/32		1,313,000	1,273,216
7.50%	04/01/46		475,000	397,305

				2,815,877

Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%(1)	02/15/29		500,000	488,040
7.50%(1)	11/06/30		1,915,000	1,995,200
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%(1)	04/15/28		450,000	459,099
7.00%(1)	01/15/31		930,000	965,796
AmWINS Group, Inc. 6.38%(1)	02/15/29		545,000	560,489
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%(1)	02/15/32		540,000	562,010
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%(1)	12/31/32		3,190,000	3,312,783
Farmers Insurance Exchange 7.00% (10 yr. CMT + 3.864%)(1),(2)	10/15/64		1,650,000	1,693,411
HUB International Ltd.
7.25%(1)	06/15/30		455,000	477,755
7.38%(1)	01/31/32		2,070,000	2,174,494
Panther Escrow Issuer LLC 7.13%(1)	06/01/31		695,000	720,958

				13,410,035

Internet — 2.0%
Arches Buyer, Inc. 6.13%(1)	12/01/28		1,473,000	1,438,016
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%(1)	07/01/32		790,000	740,443
7.00%(1)	06/15/27		1,715,000	1,716,749
Getty Images, Inc.
10.50%(1)	11/15/30		1,070,000	1,080,315
11.25%(1)	02/21/30		430,000	403,783
ION Platform Finance U.S., Inc./ION Platform Finance Sarl 8.75%(1)	05/01/29		990,000	1,005,038
Snap, Inc.
6.88%(1)	03/15/34		239,000	246,359
6.88%(1)	03/01/33		1,825,000	1,893,967

				8,524,670

Investment Companies — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		1,310,000	1,254,246
9.75%	01/15/29		1,000,000	1,000,760
10.00%(1)	11/15/29		1,069,000	1,069,139

				3,324,145

Iron & Steel — (0.2%)
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33		1,000,000	1,040,610

Leisure Time — 0.3%
Sabre GLBL, Inc.
10.75%(1)	03/15/30		759,000	624,050
10.75%(1)	11/15/29		596,000	507,124

Total Leisure Time (Cost: $1,262,029)				1,131,174

Lodging — 3.0%
Choice Hotels International, Inc. 5.85%	08/01/34		1,000,000	1,020,570
Hilton Domestic Operating Co., Inc. 5.75%(1)	09/15/33		850,000	870,239
Las Vegas Sands Corp. 6.00%	06/14/30		1,350,000	1,416,271
MGM Resorts International 6.50%	04/15/32		2,192,000	2,259,163
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28		2,399,000	2,371,987
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%(1)	05/15/27		4,854,000	4,884,580

Total Lodging (Cost: $12,409,755)				12,822,810

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Machinery-Diversified — 0.3%
Oregon Tool Lux LP 7.88%(1)	10/15/29		$1,117,022	$259,238
TK Elevator U.S. Newco, Inc. (Germany) 5.25%(1)	07/15/27		1,180,000	1,183,092

				1,442,330

Media — 7.1%
AMC Networks, Inc. 10.25%(1)	01/15/29		1,261,000	1,324,100
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%	05/01/32		620,000	557,417
4.50%(1)	06/01/33		3,820,000	3,349,567
5.00%(1)	02/01/28		470,000	466,466
5.13%(1)	05/01/27		3,025,000	3,023,034
5.38%(1)	06/01/29		1,740,000	1,721,243
CSC Holdings LLC
5.75%(1)	01/15/30		1,758,000	649,511
6.50%(1)	02/01/29		6,863,000	4,556,483
11.75%(1)	01/31/29		1,513,000	1,128,940
DISH DBS Corp. 5.13%	06/01/29		1,900,000	1,690,772
DISH Network Corp. 11.75%(1)	11/15/27		1,470,000	1,530,682
Gray Media, Inc. 10.50%(1)	07/15/29		450,000	484,636
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		594,000	546,575
Sinclair Television Group, Inc.
4.38%(1)	12/31/32		300,000	238,608
8.13%(1)	02/15/33		1,612,000	1,686,668
Sirius XM Radio LLC
3.88%(1)	09/01/31		1,578,000	1,453,511
4.00%(1)	07/15/28		500,000	489,250
5.50%(1)	07/01/29		770,000	776,753
Univision Communications, Inc. 8.00%(1)	08/15/28		420,000	435,263
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29		972,000	958,159
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		3,072,000	2,784,000

				29,851,638

Mining — 0.1%
Compass Minerals International, Inc. 8.00%(1)	07/01/30		540,000	565,418

Office/Business Equipment — 0.2%
Zebra Technologies Corp. 6.50%(1)	06/01/32		750,000	776,798

Oil & Gas — 2.1%
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%(1)	02/15/35		1,000,000	951,820
Matador Resources Co. 6.50%(1)	04/15/32		630,000	639,286
Petroleos Mexicanos 5.95%	01/28/31		524,000	507,342
Sunoco LP
5.88%(1)	03/15/34		2,140,000	2,141,348
7.88% (5 yr. CMT + 4.230%)(1),(2),(4)	09/18/30		3,040,000	3,120,895
Transocean International Ltd. 8.75%(1)	02/15/30		427,500	446,806
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		939,048	960,777

				8,768,274

Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32		935,000	964,780
Kodiak Gas Services LLC 6.75%(1)	10/01/35		835,000	859,064
USA Compression Partners LP/USA Compression Finance Corp. 6.25%(1)	10/01/33		1,290,000	1,306,357
WBI Operating LLC 6.50%(1)	10/15/33		1,460,000	1,455,445

				4,585,646

Packaging & Containers — 2.5%
Ardagh Group SA
9.50%(1)	12/01/30		2,017,000	2,187,699
12.00%(1),(11)	12/01/30		900,000	825,885
Ball Corp. 5.50%	09/15/33		2,115,000	2,156,221
Clearwater Paper Corp. 4.75%(1)	08/15/28		1,721,000	1,620,321
Graphic Packaging International LLC 6.38%(1)	07/15/32		1,495,000	1,523,091
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31		2,280,000	2,375,213

				10,688,430

Pharmaceuticals — 3.6%
1261229 BC Ltd. 10.00%(1)	04/15/32		3,717,000	3,873,337
Amneal Pharmaceuticals LLC 6.88%(1)	08/01/32		1,322,000	1,398,094
Bausch Health Cos., Inc. 14.00%(1)	10/15/30		192,000	193,924
CVS Health Corp. 6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,505,000	1,573,583
Dolcetto Holdco SpA (Italy) 5.63%(1)	07/14/32	EUR	550,000	657,724
Grifols SA (Spain)
4.75%(1)	10/15/28		665,000	657,326
7.50%(3)	05/01/30	EUR	1,305,000	1,611,452
Jazz Securities DAC 4.38%(1)	01/15/29		1,468,000	1,449,048
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%(1)	04/17/32		710,000	647,506
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		1,412,000	1,482,049
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		1,621,000	1,682,760

				15,226,803

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%(1)	07/01/34		650,000	655,200
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%(1)	06/15/31		1,275,000	1,263,155
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(2),(4)	02/15/28		2,457,000	2,449,408
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		849,000	860,003
8.25%(1)	01/15/32		1,405,000	1,481,488

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Pipelines (Continued)
ITT Holdings LLC 6.50%(1)	08/01/29		$1,525,000	$1,465,449
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29		710,000	737,427
8.38%(1)	02/15/32		742,000	769,498
Rockies Express Pipeline LLC 6.88%(1)	04/15/40		373,000	386,805
TransMontaigne Partners LLC 8.50%(1)	06/15/30		620,000	627,527
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(4)	09/30/29		1,745,000	1,383,453
9.88%(1)	02/01/32		3,479,000	3,596,312
Venture Global Plaquemines LNG LLC
6.13%(1)	12/15/30		608,000	619,364
6.50%(1)	06/15/34		152,000	155,630
6.50%(1)	01/15/34		772,000	790,906
6.75%(1)	01/15/36		1,539,000	1,576,644
7.75%(1)	05/01/35		806,000	883,215

				19,701,484

Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		717,000	765,548

REIT — 2.0%
GLP Capital LP/GLP Financing II, Inc. (REIT) 6.75%	12/01/33		750,000	814,830
Hudson Pacific Properties LP
3.95%	11/01/27		1,160,000	1,109,064
5.95%	02/15/28		1,134,000	1,118,419
Iron Mountain, Inc. 6.25%(1)	01/15/33		2,565,000	2,589,419
RHP Hotel Properties LP/RHP Finance Corp.
6.50%(1)	06/15/33		1,100,000	1,143,879
6.50%(1)	04/01/32		1,575,000	1,634,819

				8,410,430

Retail — 5.5%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		3,075,000	2,931,982
Arcos Dorados BV (Brazil) 6.38%(1)	01/29/32		1,087,000	1,153,394
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		2,165,000	2,076,192
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29		1,137,000	1,093,669
9.25%(1)	01/15/31		435,000	448,703
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%(1)	01/15/30		975,000	927,254
FirstCash, Inc. 5.63%(1)	01/01/30		2,071,000	2,081,748
Lithia Motors, Inc.
3.88%(1)	06/01/29		875,000	846,667
5.50%(1)	10/01/30		600,000	605,076
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33		650,000	689,078
Michaels Cos., Inc.
5.25%(1)	05/01/28		1,660,000	1,597,169
7.88%(1)	05/01/29		748,000	690,883
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		1,293,000	1,215,795
Papa John’s International, Inc. 3.88%(1)	09/15/29		2,160,000	2,063,750
QXO Building Products, Inc. 6.75%(1)	04/30/32		1,730,000	1,809,511
Staples, Inc. 10.75%(1)	09/01/29		1,140,000	1,134,665
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		1,675,000	1,676,239

				23,041,775

Software — 2.1%
Cloud Software Group, Inc.
6.50%(1)	03/31/29		2,250,000	2,282,063
8.25%(1)	06/30/32		355,000	371,738
9.00%(1)	09/30/29		935,000	974,307
Open Text Corp. (Canada) 6.90%(1)	12/01/27		2,000,000	2,082,440
RingCentral, Inc. 8.50%(1)	08/15/30		616,000	653,570
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		2,575,000	2,438,139

				8,802,257

Telecommunications — 4.1%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		2,959,000	2,282,336
Altice France SA 6.50%(1)	04/15/32		1,253,079	1,203,683
CommScope LLC 9.50%(1)	12/15/31		996,000	1,007,095
EchoStar Corp. 10.75%	11/30/29		2,300,000	2,542,995
Frontier Communications Holdings LLC 8.63%(1)	03/15/31		2,530,000	2,666,443
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	1,095,000	1,207,923
Level 3 Financing, Inc. 6.88%(1)	06/30/33		1,530,000	1,568,051
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		1,856,000	1,716,299
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		2,632,000	2,765,337
Zayo Group Holdings, Inc. 9.25%(1),(12)	03/09/30		421,366	400,829

				17,360,991

Total Corporate Bonds (Cost: $351,599,449)				354,579,737

BANK LOANS — 8.2%

Advertising — 0.3%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.45% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27		1,093,371	914,605
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28		502,831	501,072

Total Advertising (Cost: $1,390,290)				1,415,677

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)	03/30/27	$1,335,364	$13,411
First Brands Group LLC 2025 DIP Term Loan 10.84% (1 mo. USD Term SOFR + 7.000%)(2)	06/29/26	961	190
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.97% (1 mo. USD Term SOFR + 7.130%)(2)	06/29/26	432,013	7,560

Total Auto Parts & Equipment (Cost: $1,539,111)			21,161

Beverages — 0.5%
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	1,250,000	1,246,875
Pegasus BidCo BV 2025 USD Repriced Term Loan B 6.60% (3 mo. USD Term SOFR + 2.750%)(2)	07/12/29	713,045	716,610

Total Beverages (Cost: $1,868,870)			1,963,485

Commercial Services — 0.1%
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(2),(13)	12/30/29	481,565	482,769

Computers — 0.3%
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	100,000	99,839
X Corp. Term Loan 10.45% (3 mo. USD Term SOFR + 6.500%)(2)	10/26/29	1,041,760	1,025,764

Total Computers (Cost: $1,140,005)			1,125,603

Electric — 0.1%
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	631,693	636,825
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	38,068	38,377

Total Electric (Cost: $669,761)			675,202

Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	680,186	617,551

Electronics — 0.1%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	643,500	651,145

Engineering & Construction — 0.2%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31	993,472	750,071

Environmental Control — 0.3%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/24/30	1,213,907	1,217,706

Food — 0.7%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.83% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	641,629	640,092
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	997,500	977,550
United Natural Foods, Inc. 2024 Term Loan 8.47% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	1,223,144	1,233,541

Total Food (Cost: $2,778,776)			2,851,183

Health Care-Products — 0.3%
QuidelOrtho Corp. Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	1,097,250	1,098,106

Health Care-services — 1.0%
ADMI Corp. 2023 Term Loan B5 9.47% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	689,447	662,903
Heartland Dental LLC 2025 Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	08/25/32	746,250	750,250
Modivcare Buyer LLC Super Senior Term Loan 0.00%(14)	12/29/30	520,000	507,000
Modivcare, Inc. 2024 Term Loan B 10.37% (1 mo. USD Term SOFR + 6.750%)(2)	07/01/31	2,363,557	958,222
Modivcare, Inc. 2025 DIP Delayed Draw Term Loan 10.82% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	207,069	204,998
Modivcare, Inc. 2025 DIP Term Loan 10.73% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	388,646	384,760
Modivcare, Inc. 2025 Incremental Term Loan 15.44% (1 mo. USD Term SOFR + 11.500%)(2)	01/12/26	383,382	155,429
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.19% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	730,000	740,950

Total Health Care-services (Cost: $5,969,938)			4,364,512

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Internet — 1.4%
Barracuda Networks, Inc. 2022 Term Loan 8.34% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29		$373,298	$305,580
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29		1,489,098	1,497,169
Endure Digital, Inc. Non-CoOp Term Loan 7.40% (1 mo. USD Term SOFR + 3.500%)(2)	02/10/28		1,196,875	626,366
Magnite, Inc. 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31		2,365,167	2,365,664
MH Sub I LLC 2023 Term Loan 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	05/03/28		435,598	406,304
PUG LLC 2024 Extended Term Loan B 0.00%(14)	03/15/30		652,529	648,043

Total Internet (Cost: $5,920,862)				5,849,126

Machinery-Diversified — 0.2%
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29		1,166,334	842,093

Media — 0.5%
Altice France SA 2025 USD Term Loan B14 10.86% (3 mo. USD Term SOFR + 6.875%)(2)	05/31/31		1,413,000	1,414,469
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.05% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31		681,000	675,777

Total Media (Cost: $2,065,261)				2,090,246

Mining — 0.2%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.08% (3 mo. USD Term SOFR + 7.000%)(2),(15)	06/09/28		899,168	892,425

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29		1,564,186	1,343,245

Packaging & Containers — (0.2%)
Plaze, Inc. 2020 Incremental Term Loan 7.58% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26		741,142	687,410

REIT — 0.4%
OEG Borrower LLC 2024 Term Loan B 7.20% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31		1,568,587	1,579,371

Software — 1.0%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28		1,041,630	629,082
Cloudera, Inc. 2021 Term Loan 7.57% (1 mo. USD Term SOFR + 3.750%)	10/08/28		994,832	955,815
DTI Holdco, Inc. 2025 Term Loan B 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29		1,144,500	1,071,744
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(14)	12/17/27		450,000	433,055
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30		1,246,819	1,092,457

Total Software (Cost: $4,582,349)				4,182,153

Telecommunications — 0.0%
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(16)	01/16/26		355,886	—

Total Bank Loans (Cost: $39,231,321)				34,700,240

Total Fixed Income Securities (Cost: $390,830,770)				389,279,977

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(3),(10)	07/30/26	EUR	204,766	235,029

Total Convertible Corporate Bonds (Cost: $221,487)				235,029

COMMON STOCK — 0.1%

Security		Shares		Value
Beverages — 0.0%
Luxco Co. Ltd.(17)			13,356	239,865

Financial — 0.1%
Yeoman Capital SA(17)			39,329	294,967

Total Common Stock (Cost: $1,189,837)				534,832

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(18),(16)	1,975,906	$1,975,906
TCW Central Cash Fund, 3.71%(18),(19)	17,718,795	17,718,795

Total Money Market Investments (Cost: $19,694,701)		19,694,701

WARRANTS — (0.0%)

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC(16),(17)	288,340	4

Total Warrants (Cost: $—)		4

Total Investments (97.2%) (Cost: $411,936,795)		409,744,543

Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)		(1,735)

Liabilities In Excess Of Other Assets (2.8%)		11,599,787

Net Assets (100.0%)		$421,342,595

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
60	10-Year U.S. Treasury Note Futures	03/20/26	$(6,891,453)	$(6,900,937)	$(9,484)
11	2-Year U.S. Treasury Note Futures	03/31/26	(2,295,802)	(2,296,680)	(878)
224	5-Year U.S. Treasury Note Futures	03/31/26	(24,471,626)	(24,484,250)	(12,624)
16	Euro-Bobl Futures	03/06/26	(2,178,630)	(2,182,787)	(4,157)
5	U.S. Ultra Long Bond Futures	03/20/26	(589,365)	(590,000)	(635)

			$(36,426,876)	$(36,454,654)	$(27,778)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(20)
Goldman Sachs & Co.	EUR	319,496	01/09/26	$374,259	$375,302	$1,043
Citibank N.A.	EUR	542,240	01/09/26	639,995	636,954	(3,041)

				$1,014,254	$1,012,256	$(1,998)

SELL(21)
Citibank N.A.	EUR	6,483,472	01/09/26	7,623,981	7,615,954	8,027
Goldman Sachs & Co.	EUR	900,000	01/09/26	1,049,871	1,057,205	(7,334)
Barclays Capital	EUR	668,547	01/09/26	781,814	785,324	(3,510)

				$9,455,666	$9,458,483	$(2,817)

Notes to the Schedule of Investments:
ACES	Alternative Credit Enhancement Securities.
EUR	Euro Currency.
LIBOR	London Interbank Offered Rate.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $274,026,626 or 65.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $3,867,037 or 0.9% of net assets.
(4)	Perpetual maturity.
(5)	Payment in kind.
(6)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—8.63% cash or 9.38% PIK interest.
(7)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Restricted security (Note 14).
(10)	Security is not accruing interest.
(11)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.50% cash or 6.50% PIK interest.
(12)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $10,444, at an interest rate of 5.75% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(14)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 234,814, at an interest rate of 11.08% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.0% per annum.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(17)	Non-income producing security.
(18)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(19)	Affiliated issuer.
(20)	Fund buys foreign currency, sells USD.
(21)	Fund sells foreign currency, buys USD.

TCW MetWest High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest High Yield Bond Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$9,789,160	$216,929,635	$209,000,000	17,718,795	$17,718,795	$458,883	$—	$—	$—

Total					$17,718,795	$458,883	$—	$—	$—

TCW MetWest High Yield Bond Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$354,579,737	$—	$354,579,737
Bank Loans	—	34,700,240	—	34,700,240

Total Fixed Income Securities	—	389,279,977	—	389,279,977

Convertible Securities
Convertible Corporate Bonds	—	235,029	—	235,029
Equity Securities
Money Market Investments	19,694,701	—	—	19,694,701
Common Stock	534,832	—	—	534,832
Warrants	—	—	4	4

Total Equity Securities	20,229,533	—	4	20,229,537

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(1,735)	$—	$(1,735)

Total Investments	$20,229,533	$389,513,271	$4	$409,742,808

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	9,070	—	9,070

Total	$20,229,533	$389,522,341	$4	$409,751,878

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(27,778)	$—	$—	$(27,778)
Forward Currency Contracts
Foreign Currency Risk	—	(13,885)	—	(13,885)

Total	$(27,778)	$(13,885)	$—	$(41,663)

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 101.4% of Net Assets
ASSET-BACKED SECURITIES — 3.2%
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 5.08% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35	$75,000	$75,019
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.58% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	70,000	70,086
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 5.01% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34	90,000	90,051
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 4.95% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	45,694	45,763
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 4.96% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	70,000	69,973
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	22,592	21,626
LCM 29 Ltd. Series 29A, Class AR 5.24% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	78,838	78,957
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.30% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	115,000	115,147
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.02% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	43,529	43,590
Sabey Data Center Issuer LLC Series 2021-1, Class A2 1.88%(1)	06/20/46	83,000	81,797
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38	28,683	27,124
SLM Student Loan Trust Series 2008-2, Class B 5.77% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	20,000	21,079
SLM Student Loan Trust Series 2008-3, Class B 5.77% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	20,000	20,656
SLM Student Loan Trust Series 2008-5, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	35,000	36,856
SLM Student Loan Trust Series 2008-6, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	20,628
SLM Student Loan Trust Series 2008-7, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	20,000	19,905
Wachovia Student Loan Trust Series 2006-1, Class A6 4.74% (90 day USD SOFR Average + 0.432%)(1),(2)	04/25/40	12,259	12,084

Total Asset-backed Securities (Cost: $839,731)			850,341

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 14.2%
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	40,114	32,659
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	37,485	31,905
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	104,963	100,054
Federal Home Loan Mortgage Corp. REMICS Series 4064, Class TB (PAC) 3.50%	06/15/42	98,618	93,480
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O) 5.50%	07/15/36	94,712	16,346
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	77,290	73,758
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	100,131	95,494
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	61,375	58,504
Federal National Mortgage Association, Pool #MA4656 4.50%	07/01/52	153,726	150,948
Federal National Mortgage Association, Pool #BW9897 4.50%	10/01/52	18,984	18,615
Federal National Mortgage Association, Pool #MA4917 4.50%	02/01/53	432,113	423,835
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	19,365	19,697
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 2.01% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	41,827	3,186
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42	18,228	16,195
Federal National Mortgage Association REMICS Series 2013-5, Class GF 5.00% (30 day USD SOFR Average + 1.214%)(2)	10/25/42	22,973	22,904
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.07% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	31,478	31,597
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	19,579	18,679
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	116,538	114,461
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F) 2.53% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	98,552	7,965
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	16,781	15,584

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48	$1,688	$1,623
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	14,214	13,262
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.27% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	29,680	29,926
Government National Mortgage Association, TBA
2.50%(4)	01/20/55	175,000	151,072
4.00%(4)	05/01/55	150,000	141,607
4.50%(4)	07/01/55	75,000	73,071
5.00%(4)	07/01/55	225,000	224,417
5.50%(4)	05/01/55	150,000	151,460
Uniform Mortgage-Backed Security, TBA
2.00%(4)	10/01/51	150,000	121,401
2.50%(4)	11/01/51	75,000	63,474
3.00%(4)	12/01/51	400,000	353,892
3.50%(4)	01/01/52	275,000	253,466
3.50%(4)	01/01/52	175,000	161,817
4.00%(4)	05/01/55	175,000	166,035
4.50%(4)	07/01/55	150,000	146,438
5.00%(4)	07/01/55	200,000	199,516
5.50%(4)	05/01/55	150,000	152,116

Total Residential Mortgage-backed Securities—Agency (Cost: $3,789,109)			3,750,459

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	69,000	66,818
245 Park Avenue Trust Series 2017-245P, Class A 3.51%(1)	06/05/37	115,000	113,278
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(1),(5)	08/10/38	100,000	98,102
BFLD Mortgage Trust Series 2024-VICT, Class A 5.64% (1 mo. USD Term SOFR + 1.890%)(1),(2)	07/15/41	39,000	39,224
BX Trust Series 2019-OC11, Class C 3.86%(1)	12/09/41	79,000	75,745
BX Trust Series 2021-LBA, Class DV 5.47% (1 mo. USD Term SOFR + 1.714%)(1),(2)	02/15/36	33,214	33,208
BXP Trust Series 2017-GM, Class B 3.42%(1),(5)	06/13/39	100,000	97,889
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	100,000	91,382
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.53%(5)	09/10/47	97,798	1
COMM Mortgage Trust Series 2016-787S, Class A 3.55%(1)	02/10/36	35,000	34,797
COMM Mortgage Trust Series 2024-277P, Class A 6.34%(1)	08/10/44	79,000	83,296
CSAIL Commercial Mortgage Trust Series 2019-C18, Class A2 2.84%	12/15/52	20,206	19,739
CSMC Trust Series 2021-B33, Class A2 3.17%(1)	10/10/43	100,000	90,028
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	106,000	95,364
FirstKey Homes Trust Series 2021-SFR2, Class E2 2.36%(1)	09/17/38	100,000	98,002
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	70,000	69,900
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B 6.54% (1 mo. USD Term SOFR + 2.790%)(1),(2)	03/15/28	100,000	100,682
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.10%(1),(5)	08/10/44	88,056	63
GWT Trust Series 2024-WLF2, Class B 5.89% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	37,000	37,161
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O) 0.40%(5)	09/15/47	95,972	1
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O) 0.41%(5)	11/15/47	241,691	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O) 1.30%(1),(5),(6)	11/15/43	425,656	4
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.85%(1),(5)	09/06/38	70,000	69,237
Manhattan West Mortgage Trust Series 2020-1MW, Class B 2.34%(1),(5)	09/10/39	100,000	96,270
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.52%(5)	04/15/48	102,117	1
Progress Residential Trust Series 2021-SFR11, Class E2 3.53%(1)	01/17/39	80,000	76,532
SCOTT Trust Series 2023-SFS, Class A 5.91%(1)	03/10/40	110,000	112,942
SMRT Commercial Mortgage Trust Series 2022-MINI, Class B 5.10% (1 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/39	33,000	32,943
SREIT Trust Series 2021-MFP, Class B 4.94% (1 mo. USD Term SOFR + 1.194%)(1),(2)	11/15/38	41,942	41,939
SREIT Trust Series 2021-MFP2, Class C 5.24% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	100,000	100,002
SREIT Trust Series 2021-PALM, Class C 4.82% (1 mo. USD Term SOFR + 1.074%)(1),(2)	10/15/34	50,000	49,948
TCO Commercial Mortgage Trust Series 2024-DPM, Class B 5.34% (1 mo. USD Term SOFR + 1.592%)(1),(2)	12/15/39	100,000	100,202
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.20%	10/15/52	60,000	56,074
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.00%(5),(7)	07/15/58	113,908	1

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class AS 3.84%(5)	12/15/59	$52,000	$51,483
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A 6.01%(1)	06/10/37	100,000	103,971

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $2,207,861)			2,136,232

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 4.05%(5)	10/25/43	15,496	—
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(5)	04/25/36	38,143	—
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.69%(5)	01/25/39	221,775	7,821
Government National Mortgage Association Series 2012-112 (I/O) 0.11%(5)	02/16/53	1,534,994	4,702
Government National Mortgage Association Series 2013-1 (I/O) 0.57%(5)	02/16/54	373,195	5,708
Government National Mortgage Association Series 2013-125 (I/O) 0.25%(5)	10/16/54	621,288	10,770

Total Commercial Mortgage-backed Securities—Agency (Cost: $184,426)			29,001

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.2%
ABFC Trust Series 2006-OPT1, Class A3D 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	09/25/36	45,220	44,620
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R11, Class M3 4.60% (1 mo. USD Term SOFR + 0.864%)(2)	01/25/36	46,203	45,737
BCMSC Trust Series 2000-A, Class A2 7.58%(5)	06/15/30	19,426	1,167
Bear Stearns ARM Trust Series 2004-1, Class 12A 5.25%(5)	04/25/34	4,696	4,204
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A3 4.00% (1 mo. USD Term SOFR+ 0.264%)(2)	04/25/36	40,505	40,033
Carrington Mortgage Loan Trust Series 2007-HE1, Class A4 4.14% (1 mo. USD Term SOFR + 0.694%)(2)	06/25/37	85,000	82,431
Chase Home Lending Mortgage Trust Series 2024-10, Class A4A 5.50%(1),(5)	10/25/55	67,060	67,406
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(5)	05/01/61	40,598	38,407
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1 4.48% (1 mo. USD Term SOFR + 0.744%)(2)	02/25/35	27,864	26,370
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1 4.75% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/47	14,736	13,600
Cross Mortgage Trust Series 2024-H6, Class A1 5.13%(1),(5)	09/25/69	75,490	75,645
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class M2 5.37% (30 day USD SOFR Average + 1.500%)(1),(2)	10/25/41	39,999	40,124
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 5.67% (30 day USD SOFR Average + 1.800%)(1),(2)	01/25/44	50,000	50,361
GCAT Trust Series 2023-INV1, Class A7 6.00%(1),(5)	08/25/53	61,672	62,506
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.95%(5)	09/25/35	5,583	5,354
Home Equity Asset Trust Series 2005-4, Class M6 4.36% (1 mo. USD Term SOFR + 1.194%)(2)	10/25/35	53,384	53,401
Impac CMB Trust Series 2007-A, Class A 4.35% (1 mo. USD Term SOFR + 0.614%)(1),(2)	05/25/37	55,203	54,264
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3, Class A1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	06/25/37	98,984	93,671
Long Beach Mortgage Loan Trust Series 2006-1, Class 1A 4.29% (1 mo. USD Term SOFR + 0.554%)(2)	02/25/36	1,836	1,824
MFA Trust Series 2021-INV1, Class A3 1.26%(1),(5)	01/25/56	33,430	32,309
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 3A1 5.06%(5)	07/25/34	6,180	6,111
New Residential Mortgage Loan Trust Series 2022-NQM4, Class A1 5.00%(1)	06/25/62	72,263	72,065
OBX Trust Series 2024-HYB1, Class A1 3.64%(1),(5)	03/25/53	60,643	60,522
OBX Trust Series 2024-NQM14, Class A1 4.94%(1)	09/25/64	70,230	70,295
OBX Trust Series 2024-NQM15, Class A1 5.32%(1)	10/25/64	72,558	73,034
Saxon Asset Securities Trust Series 2007-2, Class A2A 3.95% (1 mo. USD Term SOFR + 0.214%)(2)	05/25/47	54,475	40,599
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A2 4.55% (1 mo. USD Term SOFR + 0.814%)(2)	03/19/34	770	738
Structured Asset Securities Corp. Series 2005-WF1, Class M4 4.97% (1 mo. USD Term SOFR + 1.239%)(2)	02/25/35	66,010	66,162

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A1 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	$81,959	$78,679
Verus Securitization Trust Series 2023-4, Class A1 5.81%(1)	05/25/68	59,142	59,203
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 2A1 4.45% (1 mo. USD Term SOFR + 0.714%)(2)	04/25/34	8,429	8,253

Total Residential Mortgage-backed Securities—Non-agency (Cost: $1,373,376)			1,369,095

CORPORATE BONDS — 62.9%

Aerospace & Defense — 0.4%
Boeing Co. 3.63%	02/01/31	100,000	96,132
General Electric Co. 4.54% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	10,000	10,017

			106,149

Agriculture — 1.1%
Altria Group, Inc. 4.88%	02/04/28	40,000	40,683
BAT Capital Corp. (United Kingdom) 4.39%	08/15/37	95,000	87,566
Imperial Brands Finance PLC (United Kingdom) 4.50%(1)	06/30/28	35,000	35,294
Philip Morris International, Inc. 5.75%	11/17/32	60,000	64,171
Reynolds American, Inc. (United Kingdom) 5.70%	08/15/35	50,000	52,278

			279,992

Airlines — 0.6%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	16,778	16,167
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	23,746	21,183
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34	23,549	22,336
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	93,298	97,466

			157,152

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32	35,000	36,353
5.80%(1)	03/27/35	20,000	20,737

			57,090

Banks — 13.8%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27	25,000	24,880
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32	442,000	395,360
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31	195,000	181,806
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35	5,000	5,213
Bank of New York Mellon Corp.
5.83% (1 day USD SOFR Index + 2.074%)(2)	10/25/33	170,000	183,539
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	225,000	201,766
2.56% (1 day USD SOFR + 1.167%)(2)	05/01/32	70,000	63,564
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33	32,000	29,335
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36	70,000	71,656
Goldman Sachs Group, Inc.
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	50,000	49,153
2.65% (1 day USD SOFR + 1.264%)(2)	10/21/32	212,000	191,489
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35	40,000	40,243
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36	75,000	77,923
HSBC Holdings PLC (United Kingdom)
2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32	155,000	141,817
JPMorgan Chase & Co.
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	205,000	203,407
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32	365,000	325,689
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33	135,000	123,962
5.29% (1 day USD SOFR + 1.460%)(2)	07/22/35	55,000	56,800
Morgan Stanley
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32	205,000	180,248
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32	215,000	188,768
5.25% (1 day USD SOFR + 1.870%)(2)	04/21/34	25,000	25,753
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36	75,000	78,478
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35	60,000	63,852
Morgan Stanley Private Bank NA 4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31	50,000	50,698
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(2)	01/29/31	150,000	155,428
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35	5,000	5,280
Santander U.K. Group Holdings PLC (United Kingdom) 2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28	30,000	29,488
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34	140,000	141,140
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35	5,000	5,286
Wells Fargo & Co.
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31	65,000	60,769

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		$295,000	$275,483
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		25,000	26,103

				3,654,376

Beverages — 1.9%
Bacardi Ltd. 4.70%(1)	05/15/28		65,000	65,486
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		70,000	60,871
Coca-Cola Co. 4.65%	08/14/34		45,000	45,981
Constellation Brands, Inc.
2.25%	08/01/31		15,000	13,323
2.88%	05/01/30		30,000	28,265
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		200,000	211,998
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		75,000	65,256

				491,180

Biotechnology — 1.1%
Amgen, Inc. 5.25%	03/02/33		125,000	129,535
Biogen, Inc. 5.75%	05/15/35		70,000	73,783
Illumina, Inc. 2.55%	03/23/31		25,000	22,685
5.75%	12/13/27		15,000	15,455
Regeneron Pharmaceuticals, Inc. 1.75%	09/15/30		20,000	17,848
Royalty Pharma PLC 1.75%	09/02/27		25,000	24,086

				283,392

Chemicals — 0.3%
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		95,000	85,732

Commercial Services — 0.8%
Global Payments, Inc. 5.30%	08/15/29		60,000	61,434
Northwestern University 3.69%	12/01/38		20,000	17,911
RELX Capital, Inc. (United Kingdom) 3.00%	05/22/30		20,000	19,044
Rollins, Inc. 5.25%	02/24/35		100,000	102,308
S&P Global, Inc. 2.90%	03/01/32		10,000	9,229

				209,926

Computers — 1.1%
Booz Allen Hamilton, Inc. 5.95%	04/15/35		55,000	57,103
Dell International LLC/EMC Corp.
4.50%	02/15/31		115,000	114,950
5.00%	04/01/30		70,000	71,732
Gartner, Inc. 4.95%	03/20/31		45,000	45,215

				289,000

Cosmetics/Personal Care — 0.1%
Kenvue, Inc. 4.90%	03/22/33		15,000	15,318

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28		80,000	77,606
3.30%	01/30/32		40,000	37,025
3.88%	01/23/28		16,000	15,925
Air Lease Corp.
3.63%	12/01/27		26,000	25,721
4.63%	10/01/28		30,000	30,137
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		50,000	50,910
6.49% (1 day USD SOFR + 1.940%)(2)	10/30/31		100,000	109,316
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		21,000	20,381
2.75%(1)	02/21/28		10,000	9,695
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	118,943
Capital One Financial Corp. 6.70%	11/29/32		15,000	16,623
Intercontinental Exchange, Inc. 1.85%	09/15/32		30,000	25,610
Mastercard, Inc. 4.55%	01/15/35		80,000	80,089

				617,981

Electric — 6.9%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		85,000	84,904
Alliant Energy Finance LLC
1.40%(1)	03/15/26		90,000	89,417
5.95%(1)	03/30/29		35,000	36,612
Ameren Corp. 3.50%	01/15/31		50,000	48,121
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		95,000	94,353
Appalachian Power Co. 3.30%	06/01/27		20,000	19,824
Arizona Public Service Co. 6.35%	12/15/32		100,000	109,296
Berkshire Hathaway Energy Co. 1.65%	05/15/31		25,000	21,794
Black Hills Corp. 4.35%	05/01/33		36,000	34,749
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		70,000	70,571
Commonwealth Edison Co. 6.45%	01/15/38		20,000	22,380
Dominion Energy, Inc. 6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		70,000	70,487
Duke Energy Corp. 2.55%	06/15/31		35,000	31,902
Duke Energy Florida LLC 5.88%	11/15/33		45,000	48,637
Entergy Corp. 6.10% (5 yr. CMT + 2.013%)(2)	06/15/56		30,000	30,002
Eurogrid GmbH (Germany) 1.11%(8)	05/15/32	EUR	100,000	102,234
Evergy Missouri West, Inc. 5.65%(1)	06/01/34		50,000	51,844

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
Eversource Energy
4.60%	07/01/27		$30,000	$30,226
5.13%	05/15/33		70,000	70,770
Exelon Corp. 5.30%	03/15/33		35,000	36,403
FirstEnergy Transmission LLC 4.55%	01/15/30		25,000	25,203
Florida Power & Light Co. 5.30%	06/15/34		205,000	214,967
ITC Holdings Corp. 4.95%(1)	09/22/27		20,000	20,274
Jersey Central Power & Light Co. 2.75%(1)	03/01/32		90,000	80,978
Narragansett Electric Co. 3.40%(1)	04/09/30		35,000	33,759
Oklahoma Gas & Electric Co. 5.40%	01/15/33		15,000	15,723
Oncor Electric Delivery Co. LLC 5.35%(1)	04/01/35		200,000	206,490
Southwestern Electric Power Co.
4.10%	09/15/28		15,000	15,005
5.30%	04/01/33		105,000	107,917
Xcel Energy, Inc. 3.40%	06/01/30		10,000	9,622

				1,834,464

Electronics — 0.2%
Hubbell, Inc. 4.80%	11/15/35		40,000	39,791

Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%(1)	04/28/26		15,000	14,969

Entertainment — 0.2%
Flutter Treasury DAC (Ireland) 5.88%(1)	06/04/31		65,000	65,956

Environmental Control — 0.0%
Republic Services, Inc. 2.90%	07/01/26		5,000	4,980

Food — 0.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		32,000	30,375
6.75%	03/15/34		50,000	55,207
Mars, Inc. 5.20%(1)	03/01/35		30,000	30,845
Pilgrim’s Pride Corp. 3.50%	03/01/32		60,000	55,448
Smithfield Foods, Inc. 2.63%(1)	09/13/31		40,000	35,495

				207,370

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 2.30%(1)	04/30/30		20,000	18,455

Gas — 2.9%
Boston Gas Co. 3.76%(1)	03/16/32		25,000	23,711
CenterPoint Energy Resources Corp. 5.40%	03/01/33		130,000	135,186
East Ohio Gas Co. 2.00%(1)	06/15/30		15,000	13,579
KeySpan Gas East Corp. 5.99%(1)	03/06/33		85,000	89,901
National Gas Transmission PLC (United Kingdom) 4.25%(8)	04/05/30	EUR	100,000	122,243
NiSource, Inc.
5.40%	06/30/33		75,000	77,947
5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		40,000	40,328
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		55,000	57,253
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		10,000	9,127
5.40%	06/15/33		65,000	67,668
Southern Co. Gas Capital Corp.
4.95%	09/15/34		5,000	5,025
5.15%	09/15/32		20,000	20,565
5.75%	09/15/33		102,000	108,253

				770,786

Health Care-Products — 1.7%
Alcon Finance Corp. 2.75%(1)	09/23/26		40,000	39,646
Baxter International, Inc. 3.95%	04/01/30		10,000	9,747
Dentsply Sirona, Inc. 3.25%	06/01/30		35,000	32,363
GE HealthCare Technologies, Inc. 4.80%	08/14/29		65,000	66,483
Revvity, Inc. 2.55%	03/15/31		35,000	31,676
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30		30,000	26,986
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31		30,000	27,690
Stryker Corp. 3.38%	09/11/32	EUR	100,000	117,648
Thermo Fisher Scientific, Inc. 5.09%	08/10/33		34,000	35,309
VSP Optical Group, Inc. 5.45%(1)	12/01/35		50,000	50,391

				437,939

Health Care-Services — 3.5%
Ascension Health 2.53%	11/15/29		20,000	18,911
Barnabas Health, Inc. 4.00%	07/01/28		15,000	15,062
Centene Corp. 3.00%	10/15/30		85,000	76,116
Cigna Group 2.40%	03/15/30		105,000	97,523
Elevance Health, Inc.
5.00%	01/15/36		25,000	24,879
5.20%	02/15/35		45,000	45,998
5.50%	10/15/32		60,000	63,214
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		20,000	19,555
HCA, Inc.
3.63%	03/15/32		75,000	70,928
4.13%	06/15/29		65,000	64,809
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(1)	06/15/34		45,000	46,098
Humana, Inc.
3.70%	03/23/29		10,000	9,818
5.38%	04/15/31		150,000	155,110
IQVIA, Inc.
6.25%	02/01/29		35,000	36,908

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Health Care-Services (Continued)
Premier Health Partners 2.91%	11/15/26		$15,000	$14,815
Providence St. Joseph Health Obligated Group 2.75%	10/01/26		20,000	19,809
UnitedHealth Group, Inc. 5.15%	07/15/34		105,000	107,700
Universal Health Services, Inc. 1.65%	09/01/26		35,000	34,447

				921,700

Household Products/Wares — 0.1%
Church & Dwight Co., Inc. 5.60%	11/15/32		20,000	21,274

Insurance — 2.6%
Aon Corp. 2.80%	05/15/30		40,000	37,773
Athene Global Funding 1.61%(1)	06/29/26		5,000	4,938
Brown & Brown, Inc. 4.20%	03/17/32		30,000	29,030
Equitable Financial Life Global Funding 1.30%(1)	07/12/26		25,000	24,654
Farmers Exchange Capital 7.05%(1)	07/15/28		20,000	20,995
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		65,000	55,286
Marsh & McLennan Cos., Inc. 2.25%	11/15/30		30,000	27,419
Metropolitan Life Global Funding I 2.95%(1)	04/09/30		180,000	170,948
MMI Capital Trust I 7.63%	12/15/27		50,000	52,628
New York Life Global Funding 5.00%(1)	01/09/34		115,000	117,084
New York Life Insurance Co. 5.88%(1)	05/15/33		65,000	69,127
NLG Global Funding 4.35%(1)	09/15/30		55,000	54,496
Willis North America, Inc. 5.35%	05/15/33		25,000	25,809

				690,187

Internet — 1.5%
Alphabet, Inc. 4.70%	11/15/35		75,000	75,097
AppLovin Corp. 5.50%	12/01/34		70,000	71,997
Meta Platforms, Inc. 4.88%	11/15/35		245,000	244,939

				392,033

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd. 5.38%	01/15/36		65,000	65,352

Lodging — 0.6%
Choice Hotels International, Inc. 5.85%	08/01/34		40,000	40,823
Hyatt Hotels Corp. 5.05%	03/30/28		70,000	71,319
Las Vegas Sands Corp. 6.00%	06/14/30		55,000	57,700

Total Lodging (Cost: $164,538)				169,842

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32		185,000	159,285
4.80%	03/01/50		35,000	26,410
Comcast Corp. 1.95%	01/15/31		10,000	8,922
Fox Corp. 6.50%	10/13/33		65,000	71,753

				266,370

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	60,000	39,168

Oil & Gas — 0.2%
Aker BP ASA (Norway) 3.10%(1)	07/15/31		67,000	61,497

Packaging & Containers — 1.9%
Amcor Finance USA, Inc. 5.63%	05/26/33		55,000	57,515
AptarGroup, Inc. 4.75%	03/30/31		65,000	65,518
Berry Global, Inc.
1.57%	01/15/26		20,000	19,980
1.65%	01/15/27		20,000	19,502
5.65%	01/15/34		85,000	88,712
Sealed Air Corp. 1.57%(1)	10/15/26		30,000	29,371
Smurfit Kappa Treasury ULC (Ireland) 5.44%	04/03/34		200,000	207,148
Sonoco Products Co. 3.13%	05/01/30		25,000	23,666

				511,412

Pharmaceuticals — 2.5%
AbbVie, Inc. 5.20%	03/15/35		95,000	98,361
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		25,000	25,034
6.50%(1)	11/21/33		35,000	37,909
Becton Dickinson & Co. 3.70%	06/06/27		20,000	19,928
Bristol-Myers Squibb Co. 5.20%	02/22/34		30,000	31,219
CVS Health Corp.
3.25%	08/15/29		40,000	38,619
5.30%	06/01/33		150,000	154,956
Elanco Animal Health, Inc. 6.65%	08/28/28		15,000	15,686
Eli Lilly & Co. 4.90%	10/15/35		75,000	76,354
EMD Finance LLC (Germany) 5.00%(1)	10/15/35		80,000	80,475
Johnson & Johnson 5.00%	03/01/35		45,000	46,916
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33		35,000	35,410

				660,867

Pipelines — 0.4%
Pipeline Funding Co. LLC 7.50%(1)	01/15/30		15,620	16,177
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47		30,000	26,560

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Pipelines (Continued)
TransCanada PipeLines Ltd. (Canada)
4.63%	03/01/34		$30,000	$29,279
5.60%	03/31/34		35,000	36,444

				108,460

Real Estate — 0.1%
Vonovia SE (Germany) 5.72%(8)	09/03/35	AUD	40,000	25,710

REIT — 3.9%
American Assets Trust LP 3.38%	02/01/31		25,000	22,809
American Homes 4 Rent LP 2.38%	07/15/31		30,000	26,839
American Tower Corp.
2.30%	09/15/31		148,000	131,633
2.90%	01/15/30		15,000	14,251
Americold Realty Operating Partnership LP 5.60%	05/15/32		20,000	20,161
Crown Castle, Inc.
2.25%	01/15/31		120,000	107,335
3.30%	07/01/30		25,000	23,723
CubeSmart LP 4.38%	02/15/29		15,000	15,046
Digital Realty Trust LP 3.60%	07/01/29		10,000	9,804
DOC Dr. LLC (REIT) 4.30%	03/15/27		26,000	26,049
Equinix, Inc. 2.50%	05/15/31		35,000	31,711
Essex Portfolio LP
2.65%	03/15/32		10,000	8,926
5.50%	04/01/34		35,000	36,292
Extra Space Storage LP 2.20%	10/15/30		40,000	36,220
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		2,000	1,942
5.30%	01/15/29		20,000	20,373
Healthcare Realty Holdings LP 3.10%	02/15/30		15,000	14,244
Host Hotels & Resorts LP
3.50%	09/15/30		30,000	28,628
5.70%	06/15/32		40,000	41,786
Hudson Pacific Properties LP 3.95%	11/01/27		25,000	23,902
Invitation Homes Operating Partnership LP 5.50%	08/15/33		20,000	20,744
Kilroy Realty LP (REIT) 3.05%	02/15/30		5,000	4,649
Lineage OP LP 5.25%(1)	07/15/30		25,000	25,246
LXP Industrial Trust
2.38%	10/01/31		25,000	21,857
2.70%	09/15/30		25,000	22,936
NNN REIT, Inc. 5.60%	10/15/33		40,000	41,830
Piedmont Operating Partnership LP 2.75%	04/01/32		35,000	30,159
Realty Income Corp. 5.13%	04/15/35		25,000	25,457
Rexford Industrial Realty LP 2.15%	09/01/31		30,000	26,310
UDR, Inc. (REIT) 4.40%	01/26/29		10,000	10,051
Ventas Realty LP (REIT) 4.13%	01/15/26		10,000	9,999
VICI Properties LP 5.13%	05/15/32		52,000	52,386
Weyerhaeuser Co. 3.38%	03/09/33		15,000	13,731
WP Carey, Inc. 4.65%	07/15/30		75,000	75,595

				1,022,624

Retail — 0.6%
AutoZone, Inc. 5.13%	06/15/30		40,000	41,302
Starbucks Corp.
2.55%	11/15/30		20,000	18,501
4.80%	05/15/30		90,000	91,948

				151,751

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom) 1.50%(1)	10/13/26		25,000	24,540

Semiconductors — 0.8%
Broadcom, Inc.
2.60%	02/15/33		65,000	57,334
3.42%	04/15/33		20,000	18,528
Foundry JV Holdco LLC 5.50%(1)	01/25/31		55,000	56,827
Intel Corp. 2.00%	08/12/31		85,000	74,582
Micron Technology, Inc. 2.70%	04/15/32		15,000	13,466

				220,737

Software — 3.4%
Atlassian Corp. 5.50%	05/15/34		105,000	108,767
Cadence Design Systems, Inc. 4.70%	09/10/34		110,000	110,119
Constellation Software, Inc. (Canada) 5.46%(1)	02/16/34		100,000	100,923
Fiserv, Inc.
2.65%	06/01/30		20,000	18,453
5.25%	08/11/35		75,000	74,931
5.63%	08/21/33		30,000	30,946
Open Text Corp. (Canada) 6.90%(1)	12/01/27		72,000	74,968
Oracle Corp.
4.70%	09/27/34		75,000	69,668
6.25%	11/09/32		90,000	93,960
Paychex, Inc. 5.60%	04/15/35		140,000	146,749
Synopsys, Inc. 5.15%	04/01/35		30,000	30,512
Take-Two Interactive Software, Inc. 4.00%	04/14/32		50,000	48,524

				908,520

Telecommunications — 2.3%
Cisco Systems, Inc. 5.05%	02/26/34		90,000	92,722
Sprint Capital Corp. 8.75%	03/15/32		85,000	102,885
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		146,250	147,272
T-Mobile USA, Inc.
2.55%	02/15/31		179,000	163,585
3.50%	04/15/31		60,000	57,475
5.05%	07/15/33		55,000	56,161

				620,100

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Toys/Games/Hobbies — 0.2%
Mattel, Inc. 5.00%	11/17/30		$60,000	$60,451

Transportation — 0.3%
Aurizon Network Pty. Ltd. (Australia) 2.90%(8)	09/02/30	AUD	40,000	23,629
Norfolk Southern Corp. 3.00%	03/15/32		15,000	13,837
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	30,000	18,392
Union Pacific Corp.
2.38%	05/20/31		10,000	9,178
2.89%	04/06/36		20,000	16,921

Total Transportation (Cost: $86,254)				81,957

Total Corporate Bonds (Cost: $16,279,354)				16,666,550

MUNICIPAL BONDS — 1.9%
Commonwealth of Massachusetts, Revenue Bonds 4.11%	07/15/31		4,945	4,938
County of Miami-Dade Aviation Revenue, Revenue Bonds 3.50%	10/01/31		15,000	14,372
Empire State Development Corp., Revenue Bonds 2.00%	03/15/33		15,000	12,730
Empire State Development Corp., Series B 2.97%	03/15/34		15,000	13,327
Maryland Economic Development Corp., Revenue Bonds 5.43%	05/31/56		50,000	48,042
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
1.97%	02/01/33		100,000	84,766
3.73%	08/01/29		5,000	4,961
5.00%	11/01/53		40,000	41,456
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3 2.50%	11/01/33		50,000	43,217
New York State Dormitory Authority, Revenue Bonds 1.95%	03/15/29		75,000	70,946
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		45,167	45,937
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/59		60,000	61,771
Prosper Independent School District, General Obligation Unlimited 4.75%	02/15/55		30,000	30,476
Santa Monica Community College District, 2.05%	08/01/33		20,000	16,903
University of Michigan, Series C 3.44%	04/01/31		25,000	24,404

Total Municipal Bonds (Cost: $558,646)				518,246

FOREIGN GOVERNMENT BONDS — 0.6%
New South Wales Treasury Corp. 5.25%(8)	02/24/38	AUD	105,000	68,153
Queensland Treasury Corp. 5.25%(8)	08/13/38	AUD	115,000	73,850
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	35,000	16,008

Total Foreign Government Bonds (Cost: $160,310)				158,011

U.S. TREASURY SECURITIES — 5.2%
U.S. Treasury Notes
3.38%	12/31/27		620,000	618,813
3.50%	12/15/28		195,000	194,795
3.50%	11/30/30		23,000	22,776
3.63%	12/31/30		285,000	283,698
3.88%	12/31/32		60,000	59,770
4.00%	11/15/35		215,000	212,094

Total U.S. Treasury Securities (Cost: $1,392,508)				1,391,946

Total Fixed Income Securities (Cost: $26,785,321)				26,869,881

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(7),(8)	07/30/26	EUR	13,258	15,218

Total Convertible Corporate Bonds (Cost: $14,230)				15,218

Security		Shares		Value

MONEY MARKET INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(9)			58,407	58,407
TCW Central Cash Fund, 3.71%(9),(10)			1,893,446	1,893,446

Total Money Market Investments (Cost: $1,951,853)				1,951,853

PURCHASED OPTIONS(11) (0.0%) (Cost: $11,133)				203

Total Investments (108.9%) (Cost: $28,762,537)				28,837,155

Liabilities In Excess Of Other Assets (-8.9%)				(2,350,086)

Net Assets (100.0%)				$26,487,069

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
50	2-Year U.S. Treasury Note Futures	03/31/26	$10,431,916	$10,439,453	$7,537

			$10,431,916	$10,439,453	$7,537

Short Futures
3	3-Year Australian Bond Futures	03/16/26	$(210,337)	$(210,049)	$288
3	10-Year Australian Bond Futures	03/16/26	(219,122)	(219,028)	94
13	10-Year U.S. Treasury Note Futures	03/20/26	(1,498,734)	(1,495,203)	3,531
11	5-Year U.S. Treasury Note Futures	03/31/26	(1,201,130)	(1,202,352)	(1,222)
1	Euro-bobl Future	03/06/26	(136,986)	(136,424)	562
2	Euro-Bund Futures	03/06/26	(301,784)	(299,649)	2,135
4	U.S. Ultra Long Bond Futures	03/20/26	(479,212)	(472,000)	7,212

			$(4,047,305)	$(4,034,705)	$12,600

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(12)
Goldman Sachs & Co.	EUR	13,023	01/09/26	$15,327	$15,296	$(31)
JP Morgan Chase Bank	EUR	87,919	01/09/26	102,109	103,276	1,167

				$117,436	$118,572	$1,136

SELL(13)
Citibank N.A.	AUD	412,436	01/09/26	272,127	275,042	(2,915)
Citibank N.A.	EUR	505,144	01/09/26	594,004	593,379	625

				$866,131	$868,421	$(2,290)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	01/30/26	1,253,000	$1,253,000	$1	$1,441	$(1,440)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	02/27/26	1,253,000	1,253,000	10	1,629	(1,619)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	03/31/26	1,253,000	1,253,000	58	2,101	(2,043)
5-Year Interest Rate Swap	Bank of America	4.22	01/30/26	523,000	523,000	2	1,621	(1,619)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	02/27/26	523,000	523,000	26	1,987	(1,961)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	03/31/26	523,000	523,000	106	2,354	(2,248)

Total Swaptions						$203	$11,133	$(10,930)

Notes to the Schedule of Investments:
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $6,061,270 or 22.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Restricted security (Note 4).
(7)	Security is not accruing interest.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $431,037 or 1.6% of net assets.
(9)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(10)	Affiliated issuer.
(11)	See options table for description of purchased options.
(12)	Fund buys foreign currency, sells USD.
(13)	Fund sells foreign currency, buys USD.

TCW MetWest Investment Grade Credit Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Investment Grade Credit Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$811,687	$22,492,759	$21,411,000	1,893,446	$1,893,446	$34,613	$—	$—	$—

Total					$1,893,446	$34,613	$—	$—	$—

TCW MetWest Investment Grade Credit Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$16,666,550	$—	$16,666,550
Residential Mortgage-Backed Securities—Agency	—	3,750,459	—	3,750,459
Commercial Mortgage-Backed Securities—Non-Agency	—	2,136,232	—	2,136,232
U.S. Treasury Securities	—	1,391,946	—	1,391,946
Residential Mortgage-Backed Securities—Non-Agency	—	1,369,095	—	1,369,095
Asset-Backed Securities	—	823,217	27,124	850,341
Municipal Bonds	—	518,246	—	518,246
Foreign Government Bonds	—	158,011	—	158,011
Commercial Mortgage-Backed Securities—Agency	—	29,001	—	29,001

Total Fixed Income Securities	—	26,842,757	27,124	26,869,881

Convertible Securities
Convertible Corporate Bonds	—	15,218	—	15,218
Equity Securities
Money Market Investments	1,951,853	—	—	1,951,853
Swaptions
Purchased Swaptions—OTC	—	203	—	203

Total Investments	$1,951,853	$26,858,178	$27,124	$28,837,155

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,792	—	1,792
Futures Contracts
Interest Rate Risk	21,359	—	—	21,359

Total	$1,973,212	$26,859,970	$27,124	$28,860,306

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,222)	$—	$—	$(1,222)
Forward Currency Contracts
Foreign Currency Risk	—	(2,946)	—	(2,946)

Total	$(1,222)	$(2,946)	$—	$(4,168)

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 115.6% of Net Assets
ASSET-BACKED SECURITIES — 15.3%
321 Henderson Receivables I LLC Series 2007-1A, Class A1 4.06% (1 mo. USD Term SOFR + 0.314%)(1),(2)	03/15/42	$1,610,563	$1,555,080
Access Group, Inc. Series 2015-1, Class A 4.69% (30 day USD SOFR Average + 0.814%)(1),(2)	07/25/56	529,686	524,395
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 4.98% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/20/34	2,450,000	2,450,632
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	1,600,000	1,571,651
Aligned Data Centers Issuer LLC Series 2022-1A, Class A2 6.35%(1)	10/15/47	1,785,000	1,786,292
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.00%(1)	08/17/48	1,765,000	1,778,325
ALLO Issuer LLC Series 2023-1A, Class A2 6.20%(1)	06/20/53	1,450,000	1,469,357
Apidos CLO XXXI Series 2019-31A, Class A1R 5.27% (3 mo. USD Term SOFR + 1.362%)(1),(2)	04/15/31	1,539,900	1,540,527
Avis Budget Rental Car Funding AESOP LLC Series 2022-5A, Class C 6.24%(1)	04/20/27	840,000	842,402
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR 4.93% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34	4,500,000	4,492,957
BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2 5.05% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	2,500,000	2,500,072
Capital Street Master Trust Series 2025-1, Class B 5.47% (30 day USD SOFR Average + 1.500%)(1),(2)	08/16/29	1,525,000	1,521,546
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3 4.97% (3 mo. USD Term SOFR + 1.090%)(1),(2)	04/20/34	4,500,000	4,498,758
CIFC Funding Ltd. Series 2016-1A, Class AR3 4.87% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/21/31	4,254,012	4,255,782
CLI Funding VI LLC Series 2020-1A, Class A 2.08%(1)	09/18/45	352,472	333,058
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51	4,380,000	4,306,449
DataBank Issuer LLC Series 2021-1A, Class A2 2.06%(1)	02/27/51	3,150,000	3,135,929
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.76%(1)	04/15/49	1,685,000	1,638,103
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	1,422,459	1,423,394
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 5.01% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35	4,400,000	4,402,376
Global SC Finance VII SRL Series 2020-2A, Class A 2.26%(1)	11/19/40	2,177,270	2,094,126
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42	766,600	746,278
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 4.96% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34	2,600,000	2,599,002
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.97% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	4,000,000	4,001,636
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	1,535,000	1,539,269
Invesco CLO Ltd. Series 2021-2A, Class AR 5.00% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/34	4,000,000	4,001,780
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	2,136,861	2,045,413
LCM 29 Ltd. Series 29A, Class AR 5.24% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	851,445	852,737
LCM 33 Ltd. Series 33A, Class AR 5.06% (3 mo. USD Term SOFR + 1.180%)(1),(2)	07/20/34	5,000,000	5,001,500
LCM 37 Ltd. Series 37A, Class A1R 4.96% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	2,306,489	2,305,560
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	555,818	510,163
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	2,871,038	2,562,606
Nelnet Student Loan Trust Series 2013-1A, Class A 4.59% (30 day USD SOFR Average + 0.714%)(1),(2)	06/25/41	738,069	736,509
Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class XR2 4.85% (3 mo. USD Term SOFR + 0.950%)(1),(2)	04/15/39	2,000,000	2,000,958
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R 4.99% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/15/33	5,470,000	5,471,406
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class AR2 5.05% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/34	4,500,000	4,501,125

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR 5.05% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/15/35	$4,500,000	$4,502,871
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class BR2 5.52% (3 mo. USD Term SOFR + 1.662%)(1),(2)	01/25/31	926,615	928,362
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.30% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	5,060,000	5,066,472
Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class A1R 4.82% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/15/34	4,300,000	4,302,524
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.10% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/15/33	2,508,425	2,513,026
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.34% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	173,797	173,869
Rockford Tower CLO Ltd. Series 2018-1A, Class A 5.25% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31	223,779	223,888
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.98% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	4,400,000	4,398,772
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.02% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32	1,554,621	1,556,771
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38	4,876,069	4,611,103
SLM Student Loan Trust Series 2008-4, Class A4 6.22% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	1,125,291	1,129,308
SLM Student Loan Trust Series 2008-6, Class A4 5.67% (90 day USD SOFR Average + 1.362%)(2)	07/26/83	633,479	634,797
SLM Student Loan Trust Series 2012-2, Class A 4.69% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	1,154,187	1,135,538
SLM Student Loan Trust Series 2014-1, Class A3 4.59% (30 day USD SOFR Average + 0.714%)(2)	02/26/29	2,095,030	2,047,024
Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.88%(1)	03/26/46	2,490,000	2,471,902
Store Master Funding I-VII & XIV Series 2019-1, Class A3 3.32%(1)	11/20/49	974,431	958,428
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2 5.19% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/13/32	3,828,949	3,832,142
Trestles CLO V Ltd. Series 2021-5A, Class A1R 5.13% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/20/34	2,500,000	2,502,075
Trinity Rail Leasing LLC Series 2019-1A, Class A 3.82%(1)	04/17/49	2,002,296	1,996,507
Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.17%(1)	10/15/46	1,355,000	1,327,731
VB-S1 Issuer LLC Series 2022-1A, Class C2I 3.16%(1)	02/15/52	1,970,000	1,915,494

Total Asset-backed Securities (Cost: $135,257,754)			135,225,757

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 28.6%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	2,959,970	2,821,519
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	582	592
Federal Home Loan Mortgage Corp., Pool #A45796 7.00%	01/01/33	358	366
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	75,634	77,416
Federal Home Loan Mortgage Corp. REMICS Series 2454, Class FQ 5.10% (30 day USD SOFR Average + 1.114%)(2)	06/15/31	1,298	1,313
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 4.70% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	670,482	673,664
Federal Home Loan Mortgage Corp. REMICS Series 3294, Class CB 5.50%	03/15/37	130,350	133,397
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.40% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	214,059	213,198
Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF 4.40% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	552,025	549,805
Federal Home Loan Mortgage Corp. REMICS Series 3524, Class FC 5.04% (30 day USD SOFR Average + 1.054%)(2)	06/15/38	151,903	153,779
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class FM 5.00% (30 day USD SOFR Average + 1.014%)(2)	05/15/39	87,454	88,475
Federal Home Loan Mortgage Corp. REMICS Series 4959, Class JF 4.44% (30 day USD SOFR Average + 0.564%)(2)	03/25/50	3,937,157	3,857,471
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class F30 4.40% (30 day USD SOFR Average + 0.414%)(2)	07/15/36	662,984	658,136

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.60% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	$844,700	$841,203
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.60% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	3,950,757	3,924,774
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	2,183,434	2,083,677
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	2,291,324	2,184,149
Federal National Mortgage Association, Pool #MA4805 4.50%	11/01/52	12,539,919	12,303,604
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	4,128,278	4,141,208
Federal National Mortgage Association, Pool #AE0083 6.00%	01/01/40	316,853	337,220
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	369,038	392,759
Federal National Mortgage Association, Pool #735861 6.50%	09/01/33	3,101	3,262
Federal National Mortgage Association, Pool #770900 6.55% (1 yr. USD RFUCCT + 1.552%)(2)	04/01/34	52,657	53,200
Federal National Mortgage Association REMICS Series 1997-76, Class FS 4.51% (30 day USD SOFR Average + 0.564%)(2)	09/17/27	862	861
Federal National Mortgage Association REMICS Series 2001-60, Class OF 4.94% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	163,057	164,831
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.46% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	116,294	115,771
Federal National Mortgage Association REMICS Series 2009-85, Class LF 5.19% (30 day USD SOFR Average + 1.314%)(2)	10/25/49	1,303,947	1,333,597
Federal National Mortgage Association REMICS Series 2009-96, Class FA 4.89% (30 day USD SOFR Average + 1.014%)(2)	11/25/49	823,029	831,226
Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC) 4.39% (30 day USD SOFR Average + 0.514%)(2)	10/25/40	321,761	321,319
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 2.24% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	2,161,064	185,278
Federal National Mortgage Association REMICS Series 2010-43, Class DP (PAC) 5.00%	05/25/40	259,073	264,410
Federal National Mortgage Association REMICS Series 2010-6, Class BF 4.75% (30 day USD SOFR Average + 0.874%)(2)	02/25/40	667,106	671,283
Federal National Mortgage Association REMICS Series 2010-95, Class S (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.486%)(2)	09/25/40	1,898,260	197,254
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	2,450,430	2,411,123
Federal National Mortgage Association REMICS Series 2020-10, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	4,333,466	4,265,813
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.07% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	11,627,324	11,671,146
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	998,514	952,637
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	4,703,210	4,588,811
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	3,461,420	3,378,947
Government National Mortgage Association, Pool #80968 5.38% (1 yr. CMT + 1.500%)(2)	07/20/34	78,985	80,250
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	2,837,455	2,882,458
Government National Mortgage Association, Pool #80059 5.63% (1 yr. CMT + 1.500%)(2)	04/20/27	1,118	1,120
Government National Mortgage Association, Pool #80589 5.63% (1 yr. CMT + 1.500%)(2)	03/20/32	6,068	6,098
Government National Mortgage Association, Pool #80610 5.63% (1 yr. CMT + 1.500%)(2)	06/20/32	3,123	3,166
Government National Mortgage Association, Pool #81201 6.13% (1 yr. CMT + 2.000%)(2)	01/20/35	2,963	3,021
Government National Mortgage Association, Pool #2487 8.50%	09/20/27	168	168
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I/F) 2.95% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	1,456,759	146,153
Government National Mortgage Association REMICS Series 2013-53, Class AD 1.50%	12/20/26	8,435	8,360
Government National Mortgage Association REMICS Series 2024-143, Class FB 5.07% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	12,067,867	12,132,594

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.07% (30 day USD SOFR Average + 1.150%)(2)	09/20/54		$6,397,154	$6,430,574
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.10% (30 day USD SOFR Average + 1.180%)(2)	09/20/54		8,661,414	8,713,561
Government National Mortgage Association, TBA
4.00%(4)	05/01/55		5,275,000	4,979,835
4.50%(4)	07/01/55		5,125,000	4,993,157
5.00%(4)	07/01/55		11,950,000	11,919,032
5.50%(4)	05/01/55		3,575,000	3,609,785
Uniform Mortgage-Backed Security, TBA
3.50%(4)	01/01/40		14,975,000	14,565,816
3.50%(4)	01/01/52		5,800,000	5,345,822
3.50%(4)	01/01/52		2,100,000	1,941,808
4.00%(4)	09/01/37		20,900,000	20,633,107
4.00%(4)	05/01/55		5,925,000	5,621,483
4.50%(4)	07/01/40		30,600,000	30,632,895
4.50%(4)	07/01/55		3,975,000	3,880,610
5.00%(4)	04/01/40		31,350,000	31,768,836
5.00%(4)	07/01/55		9,425,000	9,402,168
5.50%(4)	05/01/55		5,250,000	5,324,051

Total Residential Mortgage-backed Securities—Agency (Cost: $252,358,587)				251,874,422

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.4%
ALA Trust Series 2025-OANA, Class A 5.49% (1 mo. USD Term SOFR + 1.743%)(1),(2)	06/15/40		2,715,000	2,729,583
Bank Series 2018-BN14, Class A2 4.13%	09/15/60		3,119,390	3,108,296
Benchmark Mortgage Trust Series 2020-B17, Class A2 2.21%	03/15/53		4,056,576	3,845,510
BX Commercial Mortgage Trust Series 2021-XL2, Class A 4.55% (1 mo. USD Term SOFR + 0.803%)(1),(2)	10/15/38		1,038,740	1,038,682
BX Trust Series 2021-SDMF, Class C 4.75% (1 mo. USD Term SOFR + 1.002%)(1),(2)	09/15/34		2,598,333	2,589,713
BXP Trust Series 2017-GM, Class B 3.42%(1),(5)	06/13/39		2,465,000	2,412,968
COMM Mortgage Trust Series 2015-DC1, Class AM 3.72%	02/10/48		2,555,242	2,516,735
COMM Mortgage Trust Series 2016-787S, Class A 3.55%(1)	02/10/36		3,255,000	3,236,111
DBMS DAC Series 2025-1A, Class D 6.37% (1 day GBP SONIA + 2.650%)(1),(2)	02/18/36	GBP	1,400,000	1,899,629
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38		2,350,000	2,319,495
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A 5.84% (1 mo. USD Term SOFR + 2.091%)(1),(2)	03/15/28		1,755,000	1,764,039
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.17%(1),(5)	08/10/44		1,174,134	1,162,172
GWT Trust Series 2024-WLF2, Class A 5.44% (1 mo. USD Term SOFR + 1.691%)(1),(2)	05/15/41		2,767,000	2,778,098
Highways PLC Series 2021-1X, Class C 6.17% (1 day GBP SONIA + 2.400%)(2),(6)	12/18/31	GBP	1,400,000	1,891,005
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.29% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37		2,480,000	2,485,961
HTL Commercial Mortgage Trust Series 2024-T53, Class A 5.88%(1),(5)	05/10/39		2,668,000	2,702,063
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.85%(1),(5)	09/06/38		4,000,000	3,956,419
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class A 4.92% (1 mo. USD Term SOFR + 1.164%)(1),(2)	04/15/38		4,520,245	4,520,513
Last Mile Logistics Pan Euro Finance DAC Series 1X, Class C 3.46% (3 mo. EUR EURIBOR + 1.400%)(2),(6)	08/17/33	EUR	826,723	971,448
Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D 3.96% (3 mo. EUR EURIBOR + 1.900%)(2),(6)	08/17/33	EUR	981,856	1,153,851
One New York Plaza Trust Series 2020-1NYP, Class A 4.82% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/36		2,000,000	1,962,061
ReadyCap Commercial Mortgage Trust Series 2019-6, Class A 2.83%(1)	10/25/52		702,068	697,438
Shops at Crystals Trust Series 2016-CSTL, Class B 3.53%(1)	07/05/36		2,050,000	2,037,920
SMRT Commercial Mortgage Trust Series 2022-MINI, Class A 4.75% (1 mo. USD Term SOFR + 1.000%)(1),(2)	01/15/39		2,885,000	2,885,725
SMRT Commercial Mortgage Trust Series 2022-MINI, Class B 5.10% (1 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/39		1,520,000	1,517,370
SREIT Trust Series 2021-MFP2, Class A 4.69% (1 mo. USD Term SOFR + 0.936%)(1),(2)	11/15/36		3,640,000	3,639,653
SREIT Trust Series 2021-MFP2, Class B 5.04% (1 mo. USD Term SOFR + 1.286%)(1),(2)	11/15/36		2,150,000	2,149,949
SREIT Trust Series 2021-PALM, Class E 5.77% (1 mo. USD Term SOFR + 2.024%)(1),(2)	10/15/34		2,500,000	2,498,374
Tricon American Homes Series 2020-SFR1, Class F 4.88%(1)	07/17/38		3,282,000	3,267,537

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
UBS Commercial Mortgage Trust Series 2018-C12, Class A2 4.15%	08/15/51	$117,084	$116,875
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 5.07% (1 mo. USD Term SOFR + 1.314%)(1),(2)	05/15/31	3,760,000	3,757,908

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $73,096,464)			73,613,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ37, Class A1 1.68%	12/25/27	6,272,148	6,070,283
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 4.77% (1 yr. MTA + 0.740%)(2)	05/25/44	593,457	593,233
Federal National Mortgage Association-ACES Series 2021-M1, Class A1 0.87%	11/25/30	681,892	663,348
Government National Mortgage Association Series 2008-92, Class E 5.56%(5)	03/16/44	215,895	215,463

Total Commercial Mortgage-backed Securities—Agency (Cost: $7,748,316)			7,542,327

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.8%
ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1, Class A2D 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36	5,346,074	4,969,710
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R9, Class M1 4.55% (1 mo. USD Term SOFR + 0.819%)(2)	11/25/35	2,216,465	2,203,515
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1 4.58% (1 mo. USD Term SOFR + 0.849%)(2)	10/25/35	588,191	586,127
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A5 2.89% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/36	981,947	970,753
Banc of America Alternative Loan Trust Series 2003-8, Class 1CB 5.50%	10/25/33	1,964,249	1,987,031
Bear Stearns ARM Trust Series 2004-3, Class 4A 5.37%(5)	07/25/34	150,855	146,097
BNC Mortgage Loan Trust Series 2007-1, Class A4 4.01% (1 mo. USD Term SOFR + 0.274%)(2)	03/25/37	2,306,451	2,259,122
C-BASS Trust Series 2007-CB5, Class A1 3.13% (1 mo. USD Term SOFR + 0.234%)(2)	04/25/37	1,684,755	1,011,269
Centex Home Equity Loan Trust Series 2005-D, Class M6 4.90% (1 mo. USD Term SOFR + 1.164%)(2)	10/25/35	2,353,647	2,350,888
Chase Funding Trust Series 2002-2, Class 2A1 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/32	541,258	539,189
Chase Home Lending Mortgage Trust Series 2024-9, Class A4 5.50%(1),(5)	09/25/55	1,679,411	1,682,387
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.07%(5)	02/25/37	1,717,405	1,687,647
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.16%(5)	06/25/35	272,548	273,799
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1 4.03% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36	221,066	214,664
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.50%(5)	08/25/34	5,088	4,804
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(5)	06/25/57	4,154,336	3,888,816
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 4.14% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	3,674,212	3,603,607
Countrywide Asset-Backed Certificates Trust Series 2006-14, Class 2A3 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	02/25/37	876,583	862,100
Countrywide Asset-Backed Certificates Trust Series 2006-4, Class M1 4.37% (1 mo. USD Term SOFR+ 0.639%)(2)	07/25/36	1,156,152	1,152,689
Countrywide Asset-Backed Certificates Trust Series 2007-7, Class 1A 4.05% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/47	5,161,037	4,908,016
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	46,322	46,269
Cross Mortgage Trust Series 2024-H6, Class A1 5.13%(1),(5)	09/25/69	887,012	888,830
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6, Class M1A 6.02% (30 day USD SOFR Average + 2.150%)(1),(2)	09/25/42	423,183	425,420
FFMLT Trust Series 2005-FF8, Class M2 4.63% (1 mo. USD Term SOFR + 0.894%)(2)	09/25/35	101,978	101,971
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 4.85% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	294,296	277,114
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.04%(5)	09/25/34	627	638
Fremont Home Loan Trust Series 2005-E, Class 2A4 4.51% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	3,174,887	3,092,879

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 2.25% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	$44,685	$40,160
GSAMP Trust Series 2005-HE4, Class M3 4.63% (1 mo. USD Term SOFR + 0.894%)(2)	07/25/45	215,272	218,420
GSAMP Trust Series 2006-HE2, Class M1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	03/25/46	176,694	176,372
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1 4.97%(5)	11/25/35	57,523	55,710
Impac CMB Trust Series 2005-5, Class A1 4.49% (1 mo. USD Term SOFR + 0.434%)(2)	08/25/35	658,891	628,651
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A 4.65% (1 mo. USD Term SOFR + 0.914%)(2)	11/25/34	359,116	337,116
JPMorgan Mortgage Acquisition Corp. Series 2005-FRE1, Class M1 2.66% (1 mo. USD Term SOFR + 0.729%)(2)	10/25/35	870,210	863,131
JPMorgan Mortgage Acquisition Corp. Series 2006-NC1, Class M1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/36	2,911,512	3,043,097
JPMorgan Mortgage Acquisition Corp. Series 2007-CH4, Class M1 4.08% (1 mo. USD Term SOFR + 0.344%)(2)	05/25/37	6,833,472	6,742,906
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 6.23%(5)	07/25/35	63,529	63,483
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 6.03%(5)	07/25/35	37,675	37,526
JPMorgan Mortgage Trust Series 2024-4, Class A4A 6.00%(1),(5)	10/25/54	1,896,678	1,914,236
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class AC (I/O) 0.55%(5)	04/15/40	30,657,489	265,080
LHOME Mortgage Trust Series 2023-RTL3, Class A1 8.00%(1)	08/25/28	1,295,629	1,298,520
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.36%(5)	01/25/34	1,793	1,757
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 5.63%(5)	11/21/34	193,253	192,021
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.56%(5)	04/25/34	28,270	27,609
MASTR Alternative Loan Trust Series 2003-1, Class 1A1 6.25%	12/25/32	358,881	369,296
MASTR Alternative Loan Trust Series 2003-5, Class 4A1 5.50%	07/25/33	1,028,621	1,025,555
MASTR Alternative Loan Trust Series 2003-9, Class 4A1 5.25%	11/25/33	1,047,669	1,056,530
MASTR Alternative Loan Trust Series 2004-7, Class 1A1 5.50%	07/25/34	883,208	897,136
MASTR Asset-Backed Securities Trust Series 2006-HE1, Class M1 4.40% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	2,847,644	2,815,853
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(5)	10/25/32	63,381	62,350
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.21% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	2,620,253	2,635,568
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 5.11%(5)	08/25/34	252,116	239,762
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	1,453,971	1,463,949
Mid-State Trust Series 10W, Class A2 5.82%	02/15/36	93,838	93,699
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2 4.78% (1 mo. USD Term SOFR + 1.044%)(2)	07/25/34	574,207	611,859
Morgan Stanley Residential Mortgage Loan Trust Series 2025-1, Class A4 5.50%(1),(5)	03/25/55	1,834,812	1,844,165
MortgageIT Trust Series 2005-3, Class A1 4.45% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	51,052	51,286
MortgageIT Trust Series 2005-4, Class A1 4.41% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	1,019,382	1,023,601
New Century Home Equity Loan Trust Series 2005-D, Class M1 4.52% (1 mo. USD Term SOFR + 0.789%)(2)	02/25/36	2,741,831	2,685,364
NLT Trust Series 2021-INV2, Class A1 1.16%(1),(5)	08/25/56	4,507,602	3,977,606
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1AP 4.41% (1 mo. USD Term SOFR + 0.674%)(2)	12/25/35	1,903,306	1,892,324
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW3, Class M2 4.58% (1 mo. USD Term SOFR + 0.849%)(2)	08/25/35	971,538	979,828
PHH Alternative Mortgage Trust Series 2007-3, Class A3 4.45% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/37	2,816,341	2,765,337
RALI Trust Series 2005-QA3, Class NB1 3.67%(5)	03/25/35	793,658	440,828
Saxon Asset Securities Trust Series 2006-2, Class M1 4.28% (1 mo. USD Term SOFR + 0.549%)(2)	09/25/36	7,451,239	7,184,996

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.80%	01/25/36	$1,248,063	$1,077,625
Soundview Home Loan Trust Series 2006-OPT4, Class 2A4 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	06/25/36	2,060,052	2,008,540
Specialty Underwriting & Residential Finance Trust Series 2005-BC2, Class M3 4.82% (1 mo. USD Term SOFR + 1.089%)(2)	12/25/35	431,713	430,927
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.51%(5)	09/25/33	113,916	110,405
Terwin Mortgage Trust Series 2004-7HE, Class A1 4.95% (1 mo. USD Term SOFR + 1.214%)(1),(2)	07/25/34	49,431	48,470
Towd Point Mortgage Trust Series 2020-MH1, Class A1 2.25%(1),(5)	02/25/60	543,684	533,905
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.97%(5)	01/25/35	198,377	193,203
WaMu Mortgage Pass-Through Certificates Trust Series 2004-CB2, Class 2A 5.50%	07/25/34	294,553	297,766
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 4.43% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	551,011	536,363
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2 4.51% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45	68,710	69,007

Total Residential Mortgage-backed Securities—Non-agency (Cost: $98,212,520)			95,464,249

CORPORATE BONDS — 30.1%

Aerospace & Defense — 0.6%
Boeing Co. 6.26%	05/01/27	1,455,000	1,493,296
General Electric Co.
4.54% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	2,235,000	2,238,866
4.59% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	2,182,000	2,060,048

			5,792,210

Agriculture — 0.3%
Altria Group, Inc. 4.88%	02/04/28	1,425,000	1,449,325
Imperial Brands Finance PLC (United Kingdom) 3.50%(1)	07/26/26	1,301,000	1,296,407

			2,745,732

Airlines — 0.1%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29	1,053,679	1,015,304

Auto Manufacturers (0.1%)
Volkswagen Group of America Finance LLC (Germany) 4.75%(1)	11/13/28	1,130,000	1,141,967

Banks — 11.3%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27	1,495,000	1,475,879
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28	4,275,000	4,206,985
3.71% (3 mo. USD Term SOFR + 1.774%)(2)	04/24/28	944,000	940,026
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29	3,235,000	3,288,895
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	5,000,000	4,941,950
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	4,987,000	4,944,461
Goldman Sachs Group, Inc.
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	1,825,000	1,793,555
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	10,000,000	9,830,600
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28	11,500,000	11,102,905
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	14,051,000	14,011,376
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28	879,000	857,341
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27	590,000	584,655
Morgan Stanley 1.59% (1 day USD SOFR + 0.879%)(2)	05/04/27	5,855,000	5,805,350
Morgan Stanley Bank NA 4.97% (1 day USD SOFR + 0.930%)(2)	07/14/28	3,155,000	3,200,400
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28	5,165,000	5,181,476
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	830,000	860,959
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27	4,570,000	4,661,126
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	3,007,000	2,972,991
U.S. Bancorp 4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29	5,365,000	5,433,350
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	1,275,000	1,246,249
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29	11,735,000	12,150,184

			99,490,713

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Beverages — 0.2%
Constellation Brands, Inc. 2.25%	08/01/31		$1,650,000	$1,465,580

Biotechnology (0.3%)
Illumina, Inc. 5.75%	12/13/27		2,275,000	2,343,978

Chemicals — 0.4%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(6)	08/01/27	EUR	200,000	235,656
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27		3,440,000	3,301,540

				3,537,196

Commercial Services — 0.9%
Global Payments, Inc. 2.15%	01/15/27		7,201,000	7,051,147
Grand Canyon University 5.13%	10/01/28		150,000	149,582
RAC Bond Co. PLC (United Kingdom) 8.25%(6)	05/06/46	GBP	400,000	583,235
VT Topco, Inc. 8.50%(1)	08/15/30		125,000	130,580

				7,914,544

Computers (0.2%)
Dell International LLC/EMC Corp. 4.75%	04/01/28		1,415,000	1,435,786

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26		500,000	493,570
Air Lease Corp. 3.63%	04/01/27		4,835,000	4,800,672
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29		4,890,000	4,966,528
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		1,118,000	1,085,053
2.75%(1)	02/21/28		1,350,000	1,308,771

				12,654,594

Electric — 3.1%
Alliant Energy Finance LLC
1.40%(1),(7)	03/15/26		6,540,000	6,497,621
5.95%(1)	03/30/29		805,000	842,070
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		1,500,000	1,511,235
Duke Energy Corp. 4.30%	03/15/28		1,835,000	1,845,698
Eversource Energy 2.90%	03/01/27		5,425,000	5,354,041
ITC Holdings Corp. 4.95%(1)	09/22/27		4,960,000	5,028,002
Niagara Mohawk Power Corp. 4.65%(1)	10/03/30		4,400,000	4,429,656
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		2,194,000	2,166,553

				27,674,876

Entertainment — 0.0%
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		99,000	100,171
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		51,000	48,580
Voyager Parent LLC 9.25%(1)	07/01/32		157,000	166,751

				315,502

Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%	02/02/29		1,795,000	1,729,034
Mars, Inc. 4.80%(1)	03/01/30		2,155,000	2,203,380

				3,932,414

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		135,000	139,886
9.50%(1)	06/01/30		79,000	84,210

				224,096

Health Care-Services — 0.9%
Cigna Group 4.50%	09/15/30		2,425,000	2,443,115
Humana, Inc. 4.88%	04/01/30		1,420,000	1,440,533
Kedrion SpA (Italy) 6.50%(1)	09/01/29		370,000	364,783
ModivCare, Inc. 5.00%(1),(7),(8),(9),(10)	10/01/29		909,300	13,640
Premier Health Partners 2.91%	11/15/26		3,500,000	3,456,845

				7,718,916

Insurance — 0.9%
Farmers Exchange Capital 7.05%(1)	07/15/28		1,625,000	1,705,876
Guardian Life Global Funding 4.80%(1)	04/28/30		1,685,000	1,720,941
MMI Capital Trust I 7.63%	12/15/27		2,000,000	2,105,140
Willis North America, Inc.
2.95%	09/15/29		35,000	33,334
4.65%	06/15/27		2,202,000	2,219,308

				7,784,599

Internet — 0.3%
Getty Images, Inc. 10.50%(1)	11/15/30		180,000	181,735
Uber Technologies, Inc. 4.30%	01/15/30		2,132,000	2,144,707

				2,326,442

Lodging — 0.5%
Hyatt Hotels Corp. 5.05%	03/30/28		2,410,000	2,455,404
Las Vegas Sands Corp. 5.63%	06/15/28		1,860,000	1,908,453

Total Lodging (Cost: $4,267,144)				4,363,857

Media — 0.2%
CSC Holdings LLC
6.50%(1)	02/01/29		27,000	17,926
11.75%(1)	01/31/29		1,954,000	1,457,997

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Media (Continued)
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		$50,000	$46,008

				1,521,931

Oil & Gas (0.1%)
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(11)	09/18/30		525,000	538,970

Packaging & Containers — 0.3%
Ardagh Group SA 9.50%(1)	12/01/30		120,000	130,155
Berry Global, Inc.
1.65%	01/15/27		2,000,000	1,950,200
4.88%(1)	07/15/26		636,000	636,242

				2,716,597

Pharmaceuticals — 0.9%
1261229 BC Ltd. 10.00%(1)	04/15/32		340,000	354,300
Bayer U.S. Finance LLC (Germany) 6.25%(1)	01/21/29		6,230,000	6,547,419
Grifols SA (Spain) 7.50%(6)	05/01/30	EUR	570,000	703,853
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		180,000	186,858

				7,792,430

Pipelines — 0.1%
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(11)	09/30/29		481,000	381,342
9.88%(1)	02/01/32		290,000	299,779
Venture Global Plaquemines LNG LLC
6.13%(1)	12/15/30		224,000	228,186
6.50%(1)	06/15/34		56,000	57,337
6.75%(1)	01/15/36		221,000	226,406

				1,193,050

Real Estate (0.1%)
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(6)	05/04/28	EUR	935,000	1,050,321

REIT — 4.5%
American Tower Corp. (REIT) 5.25%	07/15/28		7,290,000	7,495,724
Crown Castle, Inc. 3.80%	02/15/28		3,940,000	3,910,371
DOC Dr. LLC (REIT) 4.30%	03/15/27		3,995,000	4,002,591
Extra Space Storage LP 3.88%	12/15/27		6,745,000	6,729,014
Federal Realty OP LP (REIT) 7.48%	08/15/26		1,850,000	1,881,265
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		1,245,000	1,209,181
5.30%	01/15/29		2,179,000	2,219,660
Healthcare Realty Holdings LP
3.50%	08/01/26		1,451,000	1,444,558
3.63%	01/15/28		3,255,000	3,214,605
Hudson Pacific Properties LP
3.25%	01/15/30		144,000	122,785
3.95%	11/01/27		335,000	320,290
4.65%	04/01/29		196,000	181,380
Lineage OP LP 5.25%(1)	07/15/30		825,000	833,126
LXP Industrial Trust 6.75%	11/15/28		821,000	870,802
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27		2,590,000	2,619,474
WP Carey, Inc. 4.65%	07/15/30		2,220,000	2,237,605

				39,292,431

Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		882,000	909,783
Papa John’s International, Inc. 3.88%(1)	09/15/29		230,000	219,751
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		280,000	280,207

				1,409,741

Semiconductors — 0.4%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		1,900,000	1,963,099
Intel Corp. 5.13%	02/10/30		1,415,000	1,450,969

				3,414,068

Software — 0.6%
Fiserv, Inc. 4.55%	02/15/31		995,000	987,289
Open Text Corp. (Canada) 6.90%(1)	12/01/27		2,635,000	2,743,614
Oracle Corp.
2.88%	03/25/31		950,000	852,435
4.45%	09/26/30		1,200,000	1,173,888

				5,757,226

Telecommunications — 0.6%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		335,000	258,392
Altice France SA
6.50%(1)	04/15/32		25,192	24,199
9.50%(1)	11/01/29		18,789	19,341
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	485,000	535,016
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		465,750	469,006
T-Mobile USA, Inc.
3.50%	04/15/31		755,000	723,230
3.75%	04/15/27		3,015,000	3,005,955
Zayo Group Holdings, Inc. 9.25%(1),(12)	03/09/30		93,280	88,733

				5,123,872

Trucking & Leasing (0.2%)
SMBC Aviation Capital Finance DAC (Ireland) 5.10%(1)	04/01/30		1,595,000	1,632,993

Total Corporate Bonds (Cost: $260,760,940)				265,321,936

MUNICIPAL BONDS — 0.9%
Campbell Union School District, Series B 5.41%	08/01/27		1,750,000	1,783,964
Commonwealth of Massachusetts, Revenue Bonds 4.11%	07/15/31		1,035,581	1,033,972
County of Miami-Dade Aviation Revenue, Series B
2.14%	10/01/28		445,000	423,264
2.29%	10/01/29		985,000	922,849

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-2 2.31%	11/01/26	$4,060,000	$4,011,584

Total Municipal Bonds (Cost: $8,348,545)			8,175,633

U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Notes
3.38%	12/31/27	140,990,000	140,720,137
3.50%	12/15/28	15,125,000	15,109,048
3.50%	11/30/30	1,166,000	1,154,659
3.63%	12/31/30	12,515,000	12,457,802

Total U.s. Treasury Securities (Cost: $169,443,182)			169,441,646

BANK LOANS — 1.4%

Advertising — 0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.45% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	68,633	57,412
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	16,260	16,203

Total Advertising (Cost: $77,553)			73,615

Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(2)	02/11/32	61,690	62,153
TransDigm, Inc. 2023 Term Loan J 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	02/28/31	35,574	35,748
TransDigm, Inc. 2025 Term Loan K 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	03/22/30	43,578	43,753
TransDigm, Inc. 2025 Term Loan M 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	08/19/32	89,708	90,183

Total Aerospace & Defense (Cost: $229,672)			231,837

Airlines — (0.0%)
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.38% (3 mo. USD Term SOFR + 1.500%)(2)	10/20/28	93,095	94,038

Apparel — (0.0%)
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	64,333	64,511

Beverages — 0.1%
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	04/01/32	36,926	37,236
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	452,824	451,691
Naked Juice LLC 2025 FLSO Term Loan 7.02% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	178,142	118,910
Naked Juice LLC 2025 FLTO Term Loan 9.77% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	43,702	11,897
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	14,298	14,356

Total Beverages (Cost: $699,193)			634,090

Chemicals — (0.0%)
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.32% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	38,482	38,097

Commercial Services — 0.0%
Boost Newco Borrower LLC 2025 USD Term Loan B2 5.67% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	55,935	56,093
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	20,968	6,159
CCRR Parent, Inc. US Acquisition Facility 8.17% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	58,866	16,924
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(2),(13)	12/30/29	115,576	115,865
KUEHG Corp. 2025 Term Loan 0.00% (14)	06/12/30	28,863	28,095
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	103,487	84,341

Total Commercial Services (Cost: $355,043)			307,477

Computers — 0.0%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	11,776	10,906
Peraton Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(2)	02/01/28	82,489	76,730
Surf Holdings LLC 2025 Incremental Term Loan 7.33% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	24,846	24,892
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	31,241	31,191

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Computers (Continued)
X Corp. Term Loan 10.45% (3 mo. USD Term SOFR + 6.500%)(2)	10/26/29	$86,994	$85,658

Total Computers (Cost: $228,311)			229,377

Cosmetics/personal Care — 0.0%
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(2)	04/28/32	43,684	44,011

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.48% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	530,785	534,538
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	03/12/29	62,089	62,462
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	80,668	80,391

Total Diversified Financial Services (Cost: $671,582)			677,391

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.72% (1 mo. USD Term SOFR + 2.000%)(2)	09/30/31	112,058	112,554
Calpine Corp. 2024 Term Loan B10 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	132,663	132,803
Calpine Corp. 2024 Term Loan B5 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	101,753	101,849
Cornerstone Generation LLC Term Loan B 7.09% (3 mo. USD Term SOFR + 3.250%)(2)	08/11/32	26,261	26,545
Potomac Energy Center LLC 2025 Term Loan 6.84% (3 mo. USD Term SOFR + 3.000%)(2)	08/05/32	29,015	29,305
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	30,249	30,494
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	1,823	1,838
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	218,305	219,671

Total Electric (Cost: $648,261)			655,059

Electrical Components & Equipment (0.0%)
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	110,068	99,933

Electronics — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B 7.37% (1 mo. USD Term SOFR + 3.500%)(2)	12/02/31	25,695	25,888
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	113,850	115,202

Total Electronics (Cost: $138,465)			141,090

Entertainment — 0.1%
DK Crown Holdings, Inc. 2025 Term Loan B 5.53% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	37,387	37,447
EOC Borrower LLC Term Loan A 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28	27,718	27,840
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	135,001	135,057
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.91% (3 mo. USD Term SOFR + 2.250%)(2)	10/31/29	37,427	37,255
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.63% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	63,396	63,000
Voyager Parent LLC Term Loan B 8.42% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/32	100,109	100,306

Total Entertainment (Cost: $395,589)			400,905

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/24/30	35,905	36,018

Food — 0.0%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.83% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	63,211	63,060
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	145,032	142,132
United Natural Foods, Inc. 2024 Term Loan 8.47% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	94,290	95,091

Total Food (Cost: $296,357)			300,283

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Health Care-products — 0.0%
Antylia Scientific Term Loan 7.99% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	$53,942	$53,626
QuidelOrtho Corp. Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	81,058	81,121

Total Health Care-products (Cost: $132,192)			134,747

Health Care-services — 0.1%
Heartland Dental LLC 2025 Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	08/25/32	89,304	89,782
IQVIA, Inc. 2025 Incremental Term Loan B5 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	174,573	175,964
Modivcare Buyer LLC Super Senior Term Loan 0.00%(14)	12/29/30	155,000	151,125
Modivcare, Inc. 2024 Term Loan B 10.55% (1 mo. USD Term SOFR + 6.750%)(2)	07/01/31	276,277	112,007
Modivcare, Inc. 2025 DIP Delayed Draw Term Loan 10.82% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	63,619	62,983
Modivcare, Inc. 2025 DIP Term Loan 10.73% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	119,406	118,212
Modivcare, Inc. 2025 Incremental Term Loan 15.44% (1 mo. USD Term SOFR + 11.500%)(2)	01/12/26	84,795	34,377
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.35% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/28	33,283	32,626
Star Parent, Inc. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	22,585	22,637

Total Health Care-services (Cost: $1,004,446)			799,713

Holding Companies — Diversified (0.0%)
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(2),(15)	08/16/32	32,347	32,344

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 6.87% (1 mo. USD Term SOFR + 3.000%)(2)	07/31/28	27,851	27,943

Insurance — 0.0%
AmWINS Group, Inc. 2025 Term Loan B 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	69,752	70,032
Asurion LLC 2021 Second Lien Term Loan B4 9.08% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	46,768	46,060

Total Insurance (Cost: $110,486)			116,092

Internet — 0.1%
Arches Buyer, Inc. 2021 Term Loan B 7.07% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	47,519	47,685
Barracuda Networks, Inc. 2022 Term Loan 8.34% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	32,384	26,509
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	135,587	136,322
Magnite, Inc. 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	34,154	34,161
MH Sub I LLC 2023 Term Loan 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	05/03/28	51,691	48,215
MH Sub I LLC 2024 Term Loan B4 7.97% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	77,229	66,453
Plano HoldCo, Inc. Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	19,850	19,304
PUG LLC 2024 Extended Term Loan B 0.00%(14)	03/15/30	23,693	23,530
Red Ventures LLC 2024 Term Loan B 6.47% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	63,085	60,759
TripAdvisor, Inc. Term Loan 6.47% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	46,426	44,946

Total Internet (Cost: $520,904)			507,884

Leisure Time — 0.0%
MajorDrive Holdings IV LLC Term Loan B 7.93% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	18,643	16,975
Sabre GLBL, Inc. 2021 Term Loan B1 0.00%(14)	12/17/27	9,829	9,649
Sabre GLBL, Inc. 2021 Term Loan B2 0.00%(14)	12/17/27	6,582	6,462
Sabre GLBL, Inc. 2024 Term Loan B1 9.82% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	21,912	19,502

Total Leisure Time (Cost: $54,195)			52,588

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.48% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	$498,366	$502,111
Station Casinos LLC 2024 Term Loan B 5.72% (1 mo. USD Term SOFR + 2.000%)(2)	03/14/31	28,595	28,721

Total Lodging (Cost: $522,884)			530,832

Machinery-construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 5.87% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31	50,160	50,302

Media — 0.2%
Charter Communications Operating LLC 2024 Term Loan B5 6.24% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	1,446,858	1,449,571
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(2)	01/15/33	62,677	62,344

Total Media (Cost: $1,505,166)			1,511,915

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	33,975	34,145

Office/business Equipment — 0.0%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29	281,693	241,904

Packaging & Containers — 0.0%
Balcan Innovations, Inc. Term Loan B 8.59% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	44,306	35,445
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	12/11/30	171,081	169,547

Total Packaging & Containers (Cost: $212,046)			204,992

Pharmaceuticals — 0.0%
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	61,825	62,164

Reit — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.51% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	669,298	660,932
Healthpeak Properties, Inc. Term Loan A1 4.56% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	331,629	329,142
Healthpeak Properties, Inc. Term Loan A2 4.56% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	331,629	329,141
Invitation Homes Operating Partnership LP 2024 Term Loan 4.70% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28	954,196	954,196

Total Reit (Cost: $2,260,145)			2,273,411

Retail — 0.1%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	19,358	19,407
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	63,351	56,818
KFC Holding Co. 2021 Term Loan B 5.60% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28	191,740	192,758
Peer Holding III BV 2025 USD Term Loan B 8.50% (3 mo. USD Term SOFR + 2.250%)(2)	09/29/32	150,000	150,469
Peer Holding III BV 2025 USD Term Loan B5B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31	124,418	125,105
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.84% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32	61,880	62,093
Tacala LLC 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	01/31/31	97,200	97,990

Total Retail (Cost: $703,006)			704,640

Software — 0.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	22,477	13,575
DTI Holdco, Inc. 2025 Term Loan B 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	31,659	29,647
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	37,532	37,503
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(14)	12/17/27	61,883	59,552
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30	114,722	114,672
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30	244,678	214,386

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	12/19/30		$61,260	$60,648

Total Software (Cost: $544,504)				529,983

Telecommunications — 0.0%
Frontier Communications Corp. 2025 Term Loan B 6.24% (1 mo. USD Term SOFR + 2.500%)(2)	07/01/31		31,270	31,333
Zayo Group Holdings, Inc. 2025 USD Term Loan 0.50% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		42,223	40,189

Total Telecommunications (Cost: $73,259)				71,522

Total Bank Loans (Cost: $12,227,654)				11,914,853

Total Fixed Income Securities (Cost: $1,017,453,962)				1,018,573,924

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.0%
Davide Campari-Milano NV (Italy) 2.38%(6)	01/17/29	EUR	300,000	343,474

Commercial Services — 0.1%
Worldline SA (France) 0.00%(6),(9)	07/30/26	EUR	418,365	480,195

Total Convertible Corporate Bonds (Cost: $739,237)				823,669

Total Convertible Securities (Cost: $739,237)				823,669

Security		Shares		Value

MONEY MARKET INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(16)			5,713,144	5,713,144
TCW Central Cash Fund, 3.71%(16),(17)			35,411,802	35,411,802

Total Money Market Investments (Cost: $41,124,946)				41,124,946

PURCHASED OPTIONS(18) (0.0%) (Cost: $383,321)				6,997

Total Investments (120.4%) (Cost: $1,059,701,466)				1,060,529,536

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%) (Cost: $—)				6

Liabilities In Excess Of Other Assets (-20.4%)				(179,610,647)

Net Assets (100.0%)				$880,918,895

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,883	2-Year U.S. Treasury Note Futures	03/31/26	$601,488,669	$601,938,866	$450,197

			$601,488,669	$601,938,866	$450,197

Short Futures
469	10-Year U.S. Treasury Note Futures	03/20/26	$(54,050,518)	$(53,942,328)	$108,190
1,125	5-Year U.S. Treasury Note Futures	03/31/26	(122,842,222)	(122,967,774)	(125,552)
2	Euro Schatz Futures	03/06/26	(251,142)	(250,839)	303
1	Euro-Bobl Futures	03/06/26	(136,986)	(136,424)	562
5	Euro-Bund Futures	03/06/26	(754,459)	(749,123)	5,336
72	U.S. Ultra Long Bond Futures	03/20/26	(8,624,254)	(8,496,000)	128,254

			$(186,659,581)	$(186,542,488)	$117,093

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(19)
Citibank N.A.	EUR	651,451	01/09/26	$760,894	$765,241	$4,347
Goldman Sachs & Co.	EUR	441,992	01/09/26	519,312	519,195	(117)
Citibank N.A.	GBP	495,210	01/09/26	650,603	666,080	15,477

				$1,930,809	$1,950,516	$19,707

SELL(20)
Citibank N.A.	EUR	5,583,841	01/09/26	6,565,983	6,559,182	6,801
Bank Of New York	GBP	150,000	01/09/26	201,039	201,757	(718)
Citibank N.A.	GBP	1,250,000	01/09/26	1,671,941	1,681,307	(9,366)
Bank Of America	GBP	2,364,996	01/09/26	3,176,651	3,181,028	(4,377)

				$11,615,614	$11,623,274	$(7,660)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	01/30/26	43,113,000	$43,113,000	$17	$49,580	$(49,563)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	02/27/26	43,113,000	43,113,000	354	56,047	(55,693)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	03/31/26	43,113,000	43,113,000	1,992	72,300	(70,308)
5-Year Interest Rate Swap	Bank of America	4.22	01/30/26	18,017,000	18,017,000	65	55,853	(55,788)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	02/27/26	18,017,000	18,017,000	914	68,465	(67,551)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	03/31/26	18,017,000	18,017,000	3,655	81,076	(77,421)

Total Swaptions						$6,997	$383,321	$(376,324)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
PIK	Payment In Kind.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $261,491,070 or 29.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $7,948,054 or 0.9% of net assets.
(7)	Restricted security (Note 7).
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Security is not accruing interest.
(10)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(11)	Perpetual maturity.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% payment-in-kind interest.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,507, at an interest rate of 5.75% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 9.57% per annum.
(14)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,523, at an interest rate of 1.75% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 7.17% per annum.
(16)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(17)	Affiliated issuer.
(18)	See options table for description of purchased options.
(19)	Fund buys foreign currency, sells USD.
(20)	Fund sells foreign currency, buys USD.

TCW MetWest Low Duration Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Low Duration Bond Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$17,362,135	$1,082,549,667	$1,064,500,000	35,411,802	$35,411,802	$2,648,069	$—	$—	$—

Total					$35,411,802	$2,648,069	$—	$—	$—

TCW MetWest Low Duration Bond Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$265,321,936	$—	$265,321,936
Residential Mortgage-Backed Securities—Agency	—	251,874,422	—	251,874,422
U.S. Treasury Securities	—	169,441,646	—	169,441,646
Asset-Backed Securities	—	130,614,654	4,611,103	135,225,757
Residential Mortgage-Backed Securities—Non-Agency	—	95,464,249	—	95,464,249
Commercial Mortgage-Backed Securities—Non-Agency	—	73,613,101	—	73,613,101
Bank Loans	—	11,914,853	—	11,914,853
Municipal Bonds	—	8,175,633	—	8,175,633
Commercial Mortgage-Backed Securities—Agency	—	7,542,327	—	7,542,327

Total Fixed Income Securities	—	1,013,962,821	4,611,103	1,018,573,924

Convertible Securities
Convertible Corporate Bonds	—	823,669	—	823,669
Equity Securities
Money Market Investments	41,124,946	—	—	41,124,946
Swaptions
Purchased Swaptions—OTC	—	6,997	—	6,997
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$6	$—	$6

Total Investments	$41,124,946	$1,014,793,493	$4,611,103	$1,060,529,542

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	26,625	—	26,625
Futures Contracts
Interest Rate Risk	692,842	—	—	692,842

Total	$41,817,788	$1,014,820,118	$4,611,103	$1,061,249,009

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(125,552)	$—	$—	$(125,552)
Forward Currency Contracts
Foreign Currency Risk	—	(14,578)	—	(14,578)

Total	$(125,552)	$(14,578)	$—	$(140,130)

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.6% of Net Assets
ASSET-BACKED SECURITIES — 10.3%
AIMCO CLO Series 2017-AA, Class SUB 0.00%(1),(2),(3)	01/20/38	$355,000	$171,160
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53	230,000	242,138
Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR 6.98% (3 mo. USD Term SOFR + 3.100%)(1),(4)	04/20/35	175,000	174,654
BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB 0.00%(1),(2),(3)	01/27/39	100,000	79,867
BCRED CLO LLC Series 2023-1A, Class A 6.18% (3 mo. USD Term SOFR + 2.300%)(1),(4)	01/20/36	250,000	250,665
Carvana Auto Receivables Trust Series 2022-P3, Class R 0.00%(1),(5),(3)	09/10/29	1,750	142,066
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class B 3.79%(1)	12/26/51	165,000	160,773
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(1)	05/20/55	65,000	66,595
Crystal River CDO Ltd. Series 2005-1A, Class A 4.41% (3 mo. USD Term SOFR + 0.622%)(1),(4)	03/02/46	419,900	36,479
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.48%(1)	04/15/49	215,000	208,814
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB 5.77%(1),(2)	07/17/37	250,000	153,737
Flexential Issuer LLC Series 2021-1A, Class A2 3.25%(1)	11/27/51	29,714	29,293
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R 6.61% (3 mo. USD Term SOFR + 2.750%)(1),(4)	01/20/36	175,000	175,009
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(1)	12/27/27	150,000	147,892
HPS Loan Management Ltd. Series 2024-19A, Class C2 6.80% (3 mo. USD Term SOFR + 2.900%)(1),(4)	04/15/37	250,000	250,923
KGS-Alpha SBA COOF Trust Series 2015-1, Class A (I/O) 1.47%(1),(2)	10/25/35	422,589	8,750
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, Class SUB 0.00%(1),(3)	07/24/37	250,000	157,396
OCP CLO Ltd. Series 2015-9A, Class SUB 0.00%(1),(2),(3)	01/15/37	325,800	133,465
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(2),(3)	07/20/37	250,000	194,142
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR 7.03% (3 mo. USD Term SOFR + 3.150%)(1),(4)	01/20/34	130,000	129,618
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.34% (3 mo. USD Term SOFR + 1.452%)(1),(4)	10/20/30	11,918	11,922
Skyline Aviation, Inc. Class A 3.23%(6)	07/03/38	53,780	50,858
SLC Student Loan Trust Series 2004-1, Class B 4.81% (90 day USD SOFR Average + 0.552%)(4)	08/15/31	83,735	73,806
SLM Student Loan Trust Series 2007-7, Class B 5.32% (90 day USD SOFR Average + 1.012%)(4)	10/27/70	215,000	221,837
SLM Student Loan Trust Series 2008-2, Class B 5.77% (90 day USD SOFR Average + 1.462%)(4)	01/25/83	340,000	358,342
SLM Student Loan Trust Series 2008-3, Class B 5.77% (90 day USD SOFR Average + 1.462%)(4)	04/26/83	340,000	351,155
SLM Student Loan Trust Series 2008-4, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	04/25/73	340,000	356,915
SLM Student Loan Trust Series 2008-5, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	07/25/73	235,000	247,461
Stratus CLO Ltd. Series 2021-3A, Class SUB 0.00%(1),(2),(3),(6)	12/29/29	250,000	25
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(1)	01/16/46	103,848	104,753
Structured Receivables Finance LLC Series 2010-B, Class B 7.97%(1)	08/15/36	205,614	209,228
Voya CLO Ltd. Series 2020-1A, Class DRR 6.84% (3 mo. USD Term SOFR + 2.950%)(1),(4)	07/16/34	150,000	149,703

Total Asset-backed Securities (Cost: $5,596,169)			5,049,441

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 16.5%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	104,963	100,054
Federal Home Loan Mortgage Corp., Pool #SD8323 5.00%	05/01/53	218,275	218,758
Federal Home Loan Mortgage Corp. REMICS Series 3247, Class SI (I/O) (I/F) 0.15% (-30 day USD SOFR Average + 6.536%)(4)	08/15/36	4,262,763	16,795
Federal Home Loan Mortgage Corp. REMICS Series 3289, Class SD (I/O) (I/F) 2.02% (-30 day USD SOFR Average + 6.006%)(4)	03/15/37	375,656	26,687
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 4.69% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	83,168	81,396
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 4.76% (-30 day USD SOFR Average + 10.575%)(4)	06/25/55	85,048	83,439

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 5.21% (-30 day USD SOFR Average + 11.667%)(4)	06/25/55	$83,748	$82,777
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F) 2.03% (-30 day USD SOFR Average + 5.900%)(4)	09/25/55	491,242	49,103
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	849,098	114,527
Federal National Mortgage Association, Pool #MA4599 3.00%	05/01/52	420,505	373,305
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	154,579	147,517
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	291,360	292,272
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	176,885	23,298
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	673,827	88,225
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	428,472	56,215
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	1,019,942	136,034
Federal National Mortgage Association REMICS Series 2000-45, Class SA (I/O) (I/F) 3.90% (-30 day USD SOFR Average + 7.836%)(4)	12/18/30	287	14
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/O) (I/F) 8.50% (-30 day USD SOFR Average + 126.168%)(4)	09/25/31	90	95
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/O) (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(4)	01/25/34	1,432	1,512
Federal National Mortgage Association REMICS Series 2006-125, Class SM (I/O) (I/F) 3.21% (-30 day USD SOFR Average + 7.086%)(4)	01/25/37	295,493	29,581
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F) 2.06% (-30 day USD SOFR Average + 5.936%)(4)	11/25/36	320,869	25,178
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.43% (-30 day USD SOFR Average + 6.306%)(4)	05/25/40	337,261	33,429
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.350%)(4)	07/25/54	1,257,167	65,225
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	313,259	298,867
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	522,689	530,979
Government National Mortgage Association REMICS Series 2013-25, Class SA (I/O) (I/F) 2.35% (-1 mo. USD Term SOFR + 6.086%)(4)	02/20/43	947,811	102,923
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F) 1.58% (-30 day USD SOFR Average + 5.500%)(4)	10/20/54	1,058,269	82,531
Government National Mortgage Association, TBA
4.00%(7)	05/01/55	275,000	259,612
4.50%(7)	07/01/55	625,000	608,922
5.00%(7)	07/01/55	625,000	623,380
5.50%(7)	05/01/55	200,000	201,946
Uniform Mortgage-Backed Security, TBA
2.00%(7)	10/01/51	550,000	445,136
2.50%(7)	11/01/51	525,000	444,320
3.00%(7)	12/01/51	275,000	243,301
3.50%(7)	01/01/52	400,000	368,677
3.50%(7)	01/01/52	150,000	138,701
4.00%(7)	05/01/55	600,000	569,264
4.50%(7)	07/01/55	825,000	805,409
5.00%(7)	07/01/55	300,000	299,273

Total Residential Mortgage-backed Securities—Agency (Cost: $8,219,246)			8,068,677

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 15.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	137,000	132,667
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.09%(1),(2)	08/10/35	150,000	143,062
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(2)	06/05/37	170,000	162,882
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.20% (1 mo. USD Term SOFR + 2.419%)(1),(4)	09/15/34	150,000	148,311
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O) 1.25%(1),(2)	09/15/48	1,500,000	374
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 6.40% (1 mo. USD Term SOFR + 2.650%)(1),(4)	08/15/42	191,657	192,619
BX Trust Series 2021-LBA, Class DV 5.47% (1 mo. USD Term SOFR + 1.714%)(1),(4)	02/15/36	229,335	229,294
BX Trust Series 2021-VIEW, Class B 5.66% (1 mo. USD Term SOFR + 1.914%)(1),(4)	06/15/36	200,000	199,921
BX Trust Series 2021-VIEW, Class C 6.21% (1 mo. USD Term SOFR + 2.464%)(1),(4)	06/15/36	78,000	77,974

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BX Trust Series 2025-VLT6, Class E 6.94% (1 mo. USD Term SOFR + 3.191%)(1),(4)	03/15/42	$129,000	$128,853
BXHPP Trust Series 2021-FILM, Class C 4.96% (1 mo. USD Term SOFR + 1.214%)(1),(4)	08/15/36	120,000	112,619
BXHPP Trust Series 2021-FILM, Class D 5.36% (1 mo. USD Term SOFR + 1.614%)(1),(4)	08/15/36	100,000	92,813
Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA (I/O) 1.88%(2)	07/10/49	1,898,001	3,268
Citigroup Commercial Mortgage Trust Series 2020-555, Class G 3.50%(1),(2)	12/10/41	200,000	170,781
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class X (I/O) 0.44%(1),(2)	04/15/47	442,983	1,176
COMM Mortgage Trust Series 2013-CR12, Class XA (I/O) 0.51%(2)	10/10/46	127,793	1
CoreVest American Finance Trust Series 2020-1, Class A2 2.30%(1)	03/15/50	56,557	54,472
CSMC Trust Series 2014-USA, Class X1 (I/O) 0.54%(1),(2)	09/15/37	9,783,817	83,212
DROP Mortgage Trust Series 2021-FILE, Class D 6.61% (1 mo. USD Term SOFR + 2.864%)(1),(4)	10/15/43	150,000	127,264
FirstKey Homes Trust Series 2021-SFR1, Class F2 3.45%(1)	08/17/38	180,000	177,778
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	350,000	349,501
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38	300,000	293,356
GS Mortgage Securities Trust Series 2014-GC24, Class XA (I/O) 0.29%(2)	09/10/47	173,131	2
Hilton USA Trust Series 2016-HHV, Class F 4.19%(1),(2)	11/05/38	170,000	166,765
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O) 0.40%(2)	09/15/47	396,237	4
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O) 0.41%(2)	11/15/47	780,197	8
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class XEF (I/O) 1.76%(1),(2)	06/15/51	1,157,000	42,016
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 6.75% (1 mo. USD Term SOFR + 3.000%)(1),(4)	03/15/42	130,000	130,188
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class XA (I/O) 1.13%(1),(2)	02/15/36	1,316,533	27,064
MKT Mortgage Trust Series 2020-525M, Class D 2.94%(1),(2)	02/12/40	120,000	101,002
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XB (I/O) 0.09%(1),(2)	05/15/46	7,209,589	1,036
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.32%(1),(2)	01/15/43	180,000	156,467
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.70%(1),(2)	11/05/41	144,000	145,782
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.19% (1 mo. USD Term SOFR + 2.441%)(1),(4)	02/15/42	135,000	134,927
NYO Commercial Mortgage Trust Series 2021-1290, Class C 5.86% (1 mo. USD Term SOFR + 2.109%)(1),(4)	11/15/38	100,000	99,429
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.41% (1 mo. USD Term SOFR + 2.659%)(1),(4)	11/15/38	140,000	138,223
Progress Residential Trust Series 2021-SFR10, Class H 5.23%(1)	12/17/40	233,081	226,458
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26	225,000	223,492
Progress Residential Trust Series 2021-SFR3, Class F 3.44%(1)	05/17/26	200,000	198,687
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38	250,000	248,063
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	220,000	208,886
Progress Residential Trust Series 2022-SFR1, Class F 4.88%(1)	02/17/41	130,000	127,073
RIDE Series 2025-SHRE, Class D 6.75%(1),(2)	02/14/47	100,000	102,463
ROCK Trust Series 2024-CNTR, Class D 7.11%(1)	11/13/41	213,000	223,571
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(1),(2)	01/05/43	220,000	189,130
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.39%(1),(2)	01/05/43	200,000	152,068
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.36% (1 mo. USD Term SOFR + 1.614%)(1),(4)	05/15/38	150,000	149,442
SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 6.45% (1 mo. USD Term SOFR + 2.700%)(1),(4)	01/15/39	100,000	99,578
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.10% (1 mo. USD Term SOFR + 3.350%)(1),(4)	01/15/39	150,000	147,924
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.09% (1 mo. USD Term SOFR + 3.340%)(1),(4)	02/15/42	200,000	199,210
TCO Commercial Mortgage Trust Series 2024-DPM, Class D 6.49% (1 mo. USD Term SOFR + 2.741%)(1),(4)	12/15/39	130,000	130,464
Tricon American Homes Series 2020-SFR1, Class D 2.55%(1)	07/17/38	133,000	131,175
Tricon American Homes Series 2020-SFR1, Class F 4.88%(1)	07/17/38	244,000	242,925

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38		$230,000	$227,666
U.K. Logistics DAC Series 2025-1A, Class E 9.36% (1 day GBP SONIA + 5.500%)(1),(4)	05/17/35	GBP	71,788	96,814
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.00%(2),(3)	07/15/58		172,322	2
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA (I/O) 1.54%(2)	11/15/49		3,093,721	7,918
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.33%(2)	06/15/46		34,769	—

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $7,798,718)				7,358,120

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.9%
Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O) 1.01%(2)	07/25/33		535,000	27,995
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047, Class X3 (I/O) 3.63%(2)	06/25/43		105,846	1
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC04, Class X1 (I/O) 1.25%(2)	12/25/26		1,362,867	11,468
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.20%(2)	06/25/27		1,688,866	14,991
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 2.99%(2)	07/25/39		193,156	3,499
FREMF Mortgage Trust Series 2017-K66, Class X2A (I/O) 0.10%(1)	06/25/27		40,148,121	39,281
Government National Mortgage Association Series 2010-148 (I/O) 0.30%(2)	09/16/50		1,259,222	13,231
Government National Mortgage Association Series 2012-123 (I/O) 0.61%(2)	12/16/51		1,828,156	29,876
Government National Mortgage Association Series 2012-125 (I/O) 0.17%(2)	02/16/53		5,435,196	31,116
Government National Mortgage Association Series 2012-27 (I/O) 0.20%(2)	04/16/53		2,471,657	7,626
Government National Mortgage Association Series 2013-156 (I/O) 0.22%(2)	06/16/55		3,256,070	11,947
Government National Mortgage Association Series 2013-163 (I/O) 1.00%(2)	02/16/46		715,797	8,981
Government National Mortgage Association Series 2013-63 (I/O) 0.70%(2)	09/16/51		2,504,793	57,188
Government National Mortgage Association Series 2013-74 (I/O) 0.48%(2)	12/16/53		438,957	3,242
Government National Mortgage Association Series 2014-103 (I/O) 0.19%(2)	05/16/55		805,567	3,939
Government National Mortgage Association Series 2014-125 (I/O) 0.87%(2)	11/16/54		352,273	9,172
Government National Mortgage Association Series 2015-47 (I/O) 0.36%(2)	10/16/56		489,817	5,663
Government National Mortgage Association Series 2020-184 (I/O) 0.91%(2)	11/16/60		2,170,798	144,636

Total Commercial Mortgage-backed Securities — Agency (Cost: $1,033,090)				423,852

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 29.3%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 4.61% (1 mo. USD Term SOFR + 0.874%)(4)	03/25/37		341,173	140,067
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	01/25/37		523,832	288,003
Ajax Mortgage Loan Trust Series 2021-C, Class A 6.12%(1)	01/25/61		164,552	164,670
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.73% (1 yr. MTA + 0.700%)(4)	02/25/47		694,282	238,154
Angel Oak Mortgage Trust Series 2024-11, Class M1A 6.58%(1),(2)	08/25/69		200,000	203,655
Banc of America Funding Corp. Series 2015-R3, Class 1A2 2.63%(1),(2)	03/27/36		324,228	278,696
Banc of America Funding Trust Series 2006-7, Class T2A 5.69%(2)	10/25/36		181,018	164,697
Banc of America Funding Trust Series 2014-R5, Class 1A2 3.85% (6 mo. USD Term SOFR + 1.928%)(1),(4)	09/26/45		205,594	146,591
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.48%	02/25/37		193,673	111,934
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.09% (1 mo. USD Term SOFR + 0.354%)(4)	10/25/36		175,000	154,611
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A3 3.99% (1 mo. USD Term SOFR + 0.254%)(4)	12/25/36		58,651	57,932
CIM Trust Series 2020-R6, Class A1 2.25%(1),(2)	12/25/60		240,632	219,215
CIM Trust Series 2021-R1, Class A2 2.40%(1),(2)	08/25/56		234,822	216,796
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(2)	06/25/57		124,060	116,131
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(2)	08/25/61		115,000	79,300
CIM Trust Series 2023-R3, Class A1A 4.50%(1),(2)	01/25/63		188,090	182,150
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99		184,718	184,269
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35		254,400	237,063
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.92%(1),(2)	08/25/66		77,398	65,875
Conseco Finance Corp. Series 1999-5, Class A5 7.86%(2)	03/01/30		68,096	17,902

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35	$256,943	$208,925
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1 4.51% (1 mo. USD Term SOFR + 0.774%)(4)	11/20/35	259,538	254,679
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	432,573	249,980
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28	7,910	7,901
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A5 6.96%(2)	09/25/28	19,066	19,082
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(2)	08/25/37	425,780	232,935
CSMC Trust Series 2015-12R, Class 2A2 3.30%(1),(2)	11/30/37	69,820	64,521
CSMC Trust Series 2021-RPL4, Class A1 4.15%(1),(2)	12/27/60	164,953	164,440
CSMC Trust Series 2021-RPL7, Class A1 4.21%(1),(2)	07/27/61	260,267	259,390
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A5 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	06/25/37	233,293	209,446
EFMT Series 2025-NQM1, Class B1B 7.44%(1),(2)	01/25/70	190,000	191,287
Ellington Financial Mortgage Trust Series 2021-3, Class A1 1.24%(1),(2)	09/25/66	66,258	56,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 10.12% (30 day USD SOFR Average + 6.250%)(1),(4)	09/25/41	200,000	206,108
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1 9.24% (30 day USD SOFR Average + 5.364%)(1),(4)	06/25/39	138,063	140,535
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 7.74% (30 day USD SOFR Average + 3.864%)(1),(4)	09/25/39	53,343	54,239
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.87% (30 day USD SOFR Average + 6.000%)(1),(4)	10/25/41	195,000	201,436
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.37% (30 day USD SOFR Average + 5.500%)(1),(4)	12/25/41	185,000	191,395
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.87% (30 day USD SOFR Average + 6.000%)(1),(4)	12/25/41	200,000	207,395
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 4.07% (1 mo. USD Term SOFR + 0.334%)(4)	12/25/37	229,341	213,516
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	03/25/37	480,283	229,788
Fremont Home Loan Trust Series 2005-A, Class M4 4.87% (1 mo. USD Term SOFR + 1.134%)(4)	01/25/35	286,455	266,254
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.76%(2)	04/19/36	153,455	127,452
GreenPoint MTA Trust Series 2005-AR1, Class A2 4.29% (1 mo. USD Term SOFR + 0.554%)(4)	06/25/45	50,582	45,686
GSAA Home Equity Trust Series 2006-1, Class A3 4.51% (1 mo. USD Term SOFR + 0.774%)(4)	01/25/36	616,658	252,430
GSAA Home Equity Trust Series 2006-10, Class AF3 5.98%(2)	06/25/36	549,933	120,796
GSAA Home Equity Trust Series 2006-6, Class AF3 5.73%(2)	03/25/36	492,721	133,115
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	630,688	219,021
GSAMP Trust Series 2007-NC1, Class A2C 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	12/25/46	227,114	113,541
HarborView Mortgage Loan Trust Series 2005-3, Class 1A 4.37% (1 mo. USD Term SOFR + 0.634%)(4)	06/19/35	270,852	137,753
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	05/19/46	571,508	287,455
HarborView Mortgage Loan Trust Series 2006-5, Class 1A1 4.94% (1 yr. MTA + 0.910%)(4)	07/19/47	305,609	94,595
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%	09/25/37	180,101	126,476
HSI Asset Securitization Corp. Trust Series 2007-OPT1, Class 1A 3.99% (1 mo. USD Term SOFR + 0.254%)(4)	12/25/36	174,345	152,878
Impac CMB Trust Series 2004-4, Class 1A2 4.47% (1 mo. USD Term SOFR + 0.734%)(4)	09/25/34	2,716	2,717
Impac CMB Trust Series 2004-6, Class 1A2 4.63% (1 mo. USD Term SOFR + 0.894%)(4)	10/25/34	17,237	17,260
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.77%(2)	12/25/35	178,908	152,109

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1 3.33%(2)	05/25/37	$165,728	$133,522
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	21,906	21,982
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4 6.75%	02/25/28	9,222	9,256
Knock Issuer Trust Series 2025-1, Class A1 7.12%(1)	02/25/30	150,000	151,924
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A3 4.17% (1 mo. USD Term SOFR + 0.434%)(4)	10/25/36	374,131	116,575
Luminent Mortgage Trust Series 2006-5, Class A1A 4.23% (1 mo. USD Term SOFR + 0.494%)(4)	07/25/36	230,645	140,015
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.24% (1 mo. USD Term SOFR + 0.504%)(4)	01/25/47	410,229	162,057
MASTR Adjustable Rate Mortgages Trust Series 2007-2, Class A1 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	03/25/47	175,549	162,765
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/36	2,380,699	202,793
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	05/25/37	77,726	75,840
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.41% (1 mo. USD Term SOFR + 0.674%)(4)	05/25/37	300,000	260,265
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.19% (1 mo. USD Term SOFR + 0.454%)(4)	05/25/37	180,228	131,899
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.22% (1 mo. USD Term SOFR + 0.484%)(4)	05/25/37	412,701	116,123
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	13,205	13,207
Mid-State Trust XI Series 11, Class B 8.22%	07/15/38	1,051	1,061
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	06/25/36	548,038	274,523
Morgan Stanley Home Equity Loan Trust Series 2007-1, Class A3 3.99% (1 mo. USD Term SOFR + 0.254%)(4)	12/25/36	547,647	263,129
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.09%(2)	09/25/34	46,767	45,824
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A4A 6.70%	11/25/36	409,731	86,931
Morgan Stanley Mortgage Loan Trust Series 2007-11AR, Class 2A3 2.84%(2)	06/25/37	280,714	159,456
New Residential Mortgage Loan Trust Series 2022-NQM2, Class A2 3.70%(1),(2)	03/27/62	250,000	204,134
Nomura Resecuritization Trust Series 2015-4R, Class 2A2 5.33% (1 mo. USD Term SOFR + 0.420%)(1),(4)	10/26/36	257,504	232,139
Option One Mortgage Loan Trust Series 2006-3, Class 1A1 4.13% (1 mo. USD Term SOFR + 0.394%)(4)	02/25/37	160,523	106,349
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55	175,626	176,439
PRPM LLC Series 2024-RPL1, Class B1 4.22%(1),(2)	12/25/64	280,000	262,501
RALI Trust Series 2005-QA3, Class NB1 3.67%(2)	03/25/35	101,786	56,536
RALI Trust Series 2006-QS5, Class A6 6.00%	05/25/36	208,737	187,128
RALI Trust Series 2007-QS1, Class 1A5 4.40% (1 mo. USD Term SOFR + 0.664%)(4)	01/25/37	253,614	189,290
Residential Asset Securities Corporation Trust Series 2005-KS11, Class M3 4.51% (1 mo. USD Term SOFR + 0.774%)(4)	12/25/35	133,943	132,883
SG Mortgage Securities Trust Series 2006-OPT2, Class A3D 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	10/25/36	250,000	200,364
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.83%(2)	09/25/34	39,424	38,495
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B 4.02% (1 mo. USD Term SOFR + 0.284%)(4)	02/25/36	253,302	215,940
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	08/25/36	313,881	264,336
Terwin Mortgage Trust Series 2004-7HE, Class A1 4.95% (1 mo. USD Term SOFR + 1.214%)(1),(4)	07/25/34	42,370	41,546

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Towd Point Mortgage Trust Series 2019-HY2, Class M2 5.75% (1 mo. USD Term SOFR + 2.014%)(1),(4)	05/25/58		$210,000	$210,996
TRK Trust Series 2021-INV2, Class A1 1.97%(1),(2)	11/25/56		175,527	160,196
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A4 4.31% (1 mo. USD Term SOFR + 0.574%)(4)	01/25/37		482,765	220,440

Total Residential Mortgage-backed Securities—Non-agency (Cost: $16,516,725)				14,309,171

CORPORATE BONDS — 23.1%

Aerospace/Defense — 0.2%
TransDigm, Inc. 6.00%(1)	01/15/33		100,000	102,447

Agriculture — 0.5%
Altria Group, Inc. 4.88%	02/04/28		55,000	55,939
BAT Capital Corp. (United Kingdom) 2.73%	03/25/31		25,000	23,049
Imperial Brands Finance PLC (United Kingdom)
4.50%(1)	06/30/28		90,000	90,756
6.13%(1)	07/27/27		70,000	72,037

				241,781

Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		40,000	40,755
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		67,282	63,817
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		83,967	87,718

				192,290

Auto Manufacturers — 0.3%
Volkswagen Financial Services AG (Germany) 3.88%(8)	11/19/31	EUR	100,000	118,585
Volkswagen Group of America Finance LLC (Germany) 5.80%(1)	03/27/35		10,000	10,369

				128,954

Banks — 2.3%
Bank of America Corp.
3.42% (3 mo. USD Term SOFR + 1.302%)(4)	12/20/28		35,000	34,598
3.82% (3 mo. USD Term SOFR + 1.837%)(4)	01/20/28		110,000	109,749
4.38% (5 yr. CMT + 2.760%)(4),(9)	01/27/27		15,000	14,870
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(4)	11/03/32		140,000	125,544
6.63% (5 yr. CMT + 3.001%)(4),(9)	02/15/31		95,000	96,380
Goldman Sachs Group, Inc. 1.54% (1 day USD SOFR + 0.818%)(4)	09/10/27		235,000	230,951
HSBC Holdings PLC (United Kingdom) 2.36% (1 day USD SOFR + 1.947%)(4)	08/18/31		15,000	13,651
JPMorgan Chase & Co.
1.58% (1 day USD SOFR + 0.885%)(4)	04/22/27		55,000	54,573
2.07% (1 day USD SOFR + 1.015%)(4)	06/01/29		205,000	195,787
Morgan Stanley
1.93% (1 day USD SOFR + 1.020%)(4)	04/28/32		35,000	30,730
2.24% (1 day USD SOFR + 1.178%)(4)	07/21/32		90,000	79,969
Morgan Stanley Private Bank NA 4.47% (1 day USD SOFR + 0.770%)(4)	07/06/28		5,000	5,036
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(4),(9)	09/15/26		15,000	14,708
6.88% (1 day USD SOFR + 2.284%)(4)	10/20/34		15,000	16,991
U.S. Bancorp 5.08% (1 day USD SOFR + 1.296%)(4)	05/15/31		50,000	51,574
Wells Fargo & Co. 2.39% (1 day USD SOFR + 2.100%)(4)	06/02/28		45,000	43,985

				1,119,096

Beverages — 0.2%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		105,000	91,307

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		110,000	105,573
2.30%(1)	11/01/30		66,000	59,561
3.27%(1)	11/15/40		5,000	3,847

				168,981

Commercial Services — 1.1%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		76,000	76,059
Global Payments, Inc. 4.50%	11/15/28		75,000	75,178
Grand Canyon University 5.13%	10/01/28		35,000	34,902
RAC Bond Co. PLC (United Kingdom) 8.25%(8)	05/06/46	GBP	100,000	145,809
Rollins, Inc. 5.25%	02/24/35		100,000	102,308
Upbound Group, Inc. 6.38%(1)	02/15/29		70,000	69,100
VT Topco, Inc. 8.50%(1)	08/15/30		35,000	36,562

				539,918

Computers — 0.5%
Dell International LLC/EMC Corp.
4.50%	02/15/31		25,000	24,989
4.75%	04/01/28		100,000	101,469
5.00%	04/01/30		60,000	61,485
NCR Voyix Corp. 5.13%(1)	04/15/29		33,000	32,804

				220,747

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co. 5.50%(1)	06/01/28		32,000	32,043
Opal Bidco SAS (France) 6.50%(1)	03/31/32		35,000	35,879

				67,922

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 5.75%	06/06/28		$35,000	$36,267
American Express Co. 3.55% (5 yr. CMT + 2.854%)(4),(9)	09/15/26		15,000	14,805
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		82,000	79,584
3.25%(1)	02/15/27		15,000	14,844
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		25,000	26,506
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32		50,000	50,925

				222,931

Electric — 1.8%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(4)	04/01/56		130,000	129,853
Alliant Energy Finance LLC 3.60%(1)	03/01/32		55,000	51,231
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(4)	03/15/56		180,000	178,774
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(4)	04/01/56		50,000	50,408
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(4)	02/15/56		90,000	90,674
Electricite de France SA 4.75%(8)	06/17/44	EUR	100,000	116,918
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(4)	06/15/56		75,000	75,060
Entergy Texas, Inc. 3.45%	12/01/27		150,000	148,353
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		39,000	37,735

				879,006

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		35,000	33,629

Entertainment — 0.5%
Caesars Entertainment, Inc. 6.50%(1)	02/15/32		35,000	35,885
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		17,000	17,201
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		25,000	23,814
Penn Entertainment, Inc. 4.13%(1)	07/01/29		79,000	73,304
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%(1)	10/15/30		30,000	30,612
Voyager Parent LLC 9.25%(1)	07/01/32		51,000	54,168
WarnerMedia Holdings, Inc.
5.05%	03/15/42		3,000	2,123
5.14%	03/15/52		17,000	11,258

				248,365

Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		52,000	49,359
6.75%	03/15/34		47,000	51,894
Pilgrim’s Pride Corp.
3.50%	03/01/32		36,000	33,269
4.25%	04/15/31		25,000	24,351
6.25%	07/01/33		32,000	34,198
Post Holdings, Inc. 4.63%(1)	04/15/30		65,000	63,323
Smithfield Foods, Inc. 2.63%(1)	09/13/31		45,000	39,932

				296,326

Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		73,000	75,642
9.50%(1)	06/01/30		15,000	15,989
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(4)	07/15/56		90,000	90,737
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(4)	09/15/55		130,000	135,326

				317,694

Health Care-Services — 1.4%
Centene Corp. 3.00%	10/15/30		129,000	115,517
Cigna Group
4.50%	09/15/30		130,000	130,971
5.25%	01/15/36		15,000	15,276
CommonSpirit Health 2.78%	10/01/30		40,000	37,264
Elevance Health, Inc. 5.00%	01/15/36		110,000	109,469
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		30,000	29,332
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		10,000	9,376
HCA, Inc. 5.63%	09/01/28		14,000	14,433
Humana, Inc. 5.55%	05/01/35		50,000	51,094
Kedrion SpA (Italy) 6.50%(1)	09/01/29		70,000	69,013
ModivCare, Inc. 5.00%(1),(3),(10),(11),(12)	10/01/29		161,700	2,426
Option Care Health, Inc. 4.38%(1)	10/31/29		72,000	70,374
Universal Health Services, Inc. 1.65%	09/01/26		15,000	14,763

				669,308

Household Products/Wares — 0.2%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		118,000	96,522

Housewares — 0.1%
Central Garden & Pet Co. 4.13%	10/15/30		40,000	38,412

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%(1)	10/15/27		$66,000	$66,197
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%(1)	12/31/32		40,000	41,540
Athene Global Funding 3.21%(1)	03/08/27		25,000	24,619
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53		50,000	49,298
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(4)	11/01/57		25,000	21,264
7.00% (10 yr. CMT + 3.864%)(1),(4)	10/15/64		30,000	30,789

				233,707

Internet — 0.7%
Getty Images, Inc. 10.50%(1)	11/15/30		30,000	30,289
Meta Platforms, Inc.
4.60%	11/15/32		140,000	141,208
4.88%	11/15/35		50,000	49,988
5.63%	11/15/55		45,000	43,285
Snap, Inc.
6.88%(1)	03/01/33		25,000	25,945
6.88%(1)	03/15/34		60,000	61,847

				352,562

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		57,000	54,574
10.00%(1)	11/15/29		19,000	19,002

				73,576

Leisure Time — 0.0%
Sabre GLBL, Inc.
10.75%(1)	11/15/29		5,000	4,254
10.75%(1)	03/15/30		5,000	4,111

Total Leisure Time (Cost: $9,369)				8,365

Lodging — 0.4%
Hyatt Hotels Corp. 5.05%	03/30/28		80,000	81,507
Las Vegas Sands Corp. 5.63%	06/15/28		130,000	133,387

Total Lodging (Cost: $209,864)				214,894

Media — 1.0%
AMC Networks, Inc. 10.25%(1)	01/15/29		30,000	31,501
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%(1)	02/01/31		50,000	45,996
4.50%	05/01/32		15,000	13,486
5.00%(1)	02/01/28		15,000	14,887
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%	04/01/51		54,000	34,106
6.65%	02/01/34		50,000	52,780
CSC Holdings LLC
5.75%(1)	01/15/30		15,000	5,542
6.50%(1)	02/01/29		92,000	61,081
11.75%(1)	01/31/29		34,000	25,369
DISH Network Corp. 11.75%(1)	11/15/27		39,000	40,610
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		17,000	15,643
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		40,000	41,853
Time Warner Cable LLC
5.50%	09/01/41		44,000	38,668
5.88%	11/15/40		10,000	9,271
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		50,000	45,313

				476,106

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	50,000	32,640

Office/Business Equipment — 0.1%
Xerox Corp. 10.25%(1)	10/15/30		65,000	62,588

Oil & Gas — 0.3%
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(4),(9)	09/18/30		95,000	97,528
Transocean International Ltd. 8.75%(1)	02/15/30		18,750	19,597
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		38,048	38,928

				156,053

Oil & Gas Services — 0.1%
Kodiak Gas Services LLC 6.50%(1)	10/01/33		38,000	38,824
WBI Operating LLC 6.25%(1)	10/15/30		24,000	24,189

				63,013

Packaging & Containers — 0.6%
Amcor Flexibles North America, Inc. 4.80%	03/17/28		90,000	91,281
Ardagh Group SA 12.00%(1),(13)	12/01/30		25,000	22,941
Berry Global, Inc.
1.65%	01/15/27		5,000	4,876
4.88%(1)	07/15/26		24,000	24,009
5.50%	04/15/28		115,000	118,582
5.65%	01/15/34		20,000	20,873
Clearwater Paper Corp. 4.75%(1)	08/15/28		15,000	14,123
Sealed Air Corp. 6.50%(1)	07/15/32		15,000	15,559

				312,244

Pharmaceuticals — 0.9%
1261229 BC Ltd. 10.00%(1)	04/15/32		55,000	57,314
Bayer U.S. Finance II LLC (Germany) 4.63%(1)	06/25/38		156,000	143,063
CVS Health Corp.
4.78%	03/25/38		10,000	9,458
6.75% (5 yr. CMT + 2.516%)(4)	12/10/54		100,000	104,557
Grifols SA (Spain) 7.50%(8)	05/01/30	EUR	105,000	129,657
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		13,000	13,495

				457,544

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Pipelines — 0.6%
Energy Transfer LP 5.50%	06/01/27		$3,000	$3,050
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		50,000	52,722
ITT Holdings LLC 6.50%(1)	08/01/29		15,000	14,414
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		47,000	48,742
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(4),(9)	09/30/29		93,000	73,731
9.88%(1)	02/01/32		48,000	49,619
Venture Global Plaquemines LNG LLC 6.75%(1)	01/15/36		68,000	69,663

				311,941

REIT — 2.4%
American Assets Trust LP 3.38%	02/01/31		30,000	27,371
American Tower Corp.
2.90%	01/15/30		65,000	61,753
4.70%	12/15/32		65,000	65,135
4.90%	03/15/30		65,000	66,407
Americold Realty Operating Partnership LP 5.60%	05/15/32		95,000	95,763
Crown Castle, Inc. 3.80%	02/15/28		160,000	158,797
Extra Space Storage LP 2.40%	10/15/31		50,000	44,445
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		25,000	23,946
5.75%	06/01/28		25,000	25,667
Healthcare Realty Holdings LP 3.63%	01/15/28		70,000	69,131
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		35,000	36,562
Hudson Pacific Properties LP
3.25%	01/15/30		74,000	63,098
3.95%	11/01/27		5,000	4,781
4.65%	04/01/29		2,000	1,851
5.95%	02/15/28		5,000	4,931
Invitation Homes Operating Partnership LP 2.00%	08/15/31		60,000	52,483
Iron Mountain, Inc. 6.25%(1)	01/15/33		45,000	45,428
Lineage OP LP 5.25%(1)	07/15/30		60,000	60,591
LXP Industrial Trust
2.38%	10/01/31		55,000	48,085
2.70%	09/15/30		35,000	32,110
Realty Income Corp. (REIT) 4.88%	07/06/30		EUR 100,000	125,056
Rexford Industrial Realty LP 2.15%	09/01/31		5,000	4,385
RHP Hotel Properties LP/RHP Finance Corp. (REIT) 6.50%(1)	04/01/32		35,000	36,329
VICI Properties LP/VICI Note Co., Inc.
4.13%(1)	08/15/30		12,000	11,655
4.50%(1)	01/15/28		9,000	9,019

				1,174,779

Retail — 0.7%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		50,000	47,949
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%(1)	01/15/31		75,000	77,362
FirstCash, Inc. 6.88%(1)	03/01/32		40,000	41,698
Michaels Cos., Inc.
5.25%(1)	05/01/28		77,000	74,086
7.88%(1)	05/01/29		18,000	16,625
Papa John’s International, Inc. 3.88%(1)	09/15/29		35,000	33,440
Staples, Inc. 10.75%(1)	09/01/29		15,000	14,930
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		50,000	50,037

				356,127

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		20,000	20,664
Intel Corp. 2.00%	08/12/31		55,000	48,259

				68,923

Software — 0.7%
Cloud Software Group, Inc. 9.00%(1)	09/30/29		25,000	26,051
Fiserv, Inc.
4.55%	02/15/31		15,000	14,884
5.25%	08/11/35		65,000	64,940
5.45%	03/15/34		35,000	35,532
Open Text Corp. (Canada) 6.90%(1)	12/01/27		178,000	185,337

				326,744

Telecommunications — 1.7%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		97,000	74,818
Altice France SA
6.50%(1)	04/15/32		16,795	16,133
9.50%(1)	11/01/29		12,526	12,894
EchoStar Corp. 10.75%	11/30/29		21,000	23,219
Frontier Communications Holdings LLC 8.63%(1)	03/15/31		111,000	116,986
Global Switch Finance BV (United Kingdom) 1.38%(8)	10/07/30	EUR	100,000	110,313
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		236,250	237,901
T-Mobile USA, Inc. 2.55%	02/15/31		78,000	71,283
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		108,000	99,871
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		23,000	24,165
Zayo Group Holdings, Inc. 9.25%(1),(14)	03/09/30		48,248	45,896

				833,479

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Transportation — 0.2%
Aurizon Network Pty. Ltd. (Australia) 2.90%(8)	09/02/30	AUD	80,000	$47,258
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	50,000	30,654

Total Transportation (Cost: $78,425)				77,912

Total Corporate Bonds (Cost: $11,184,048)				11,268,833

MUNICIPAL BONDS — 0.1%
California Health Facilities Financing Authority, Series A 3.00%	08/15/51		20,000	14,569
California State University, Series B 2.37%	11/01/35		10,000	8,370
County of Miami-Dade Aviation Revenue, Revenue Bonds 2.86%	10/01/35		15,000	12,740

Total Municipal Bonds (Cost: $40,490)				35,679

FOREIGN GOVERNMENT BONDS — 0.5%
New South Wales Treasury Corp. 5.25%(8)	02/24/38	AUD	250,000	162,268
Queensland Treasury Corp. 5.25%(8)	08/13/38	AUD	85,000	54,585
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	85,000	38,877

Total Foreign Government Bonds (Cost: $259,857)				255,730

U.S. TREASURY SECURITIES — 1.8%
U.S. Treasury Notes
3.38%	12/31/27		695,000	693,670
3.63%	12/31/30		205,000	204,063

Total U.S. Treasury Securities (Cost: $897,936)				897,733

Total Fixed Income Securities (Cost: $51,546,279)				47,667,236

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(3),(8)	07/30/26	EUR	29,164	33,474

Total Convertible Corporate Bonds (Cost: $30,980)				33,474

COMMON STOCK — 0.1%

Security		Shares		Value
Financial — 0.0%
Yeoman Capital SA(15)			3,375	25,312

REIT — 0.1%
AGNC Investment Corp.			4,500	48,240

				48,240

Total Common Stock (Cost: $133,945)				73,552

INVESTMENT COMPANIES — 2.0%
TCW Private Asset Income Fund—I Class(16)			95,455	954,548

Total Investment Companies (Cost: $954,706)				954,548

MONEY MARKET INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(17)			184,312	184,312
TCW Central Cash Fund, 3.71%(16),(17)			4,496,289	4,496,289

Total Money Market Investments (Cost: $4,680,601)				4,680,601

Total Investments (109.4%) (Cost: $57,346,511)				53,409,411

Liabilities In Excess Of Other Assets (-9.4%)				(4,570,328)

Net Assets (100.0%)				$48,839,083

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
42	5-Year U.S. Treasury Note Futures	03/31/26	$4,593,336	$4,590,797	$(2,539)

			$4,593,336	$4,590,797	$(2,539)

Short Futures
2	3-Year Australian Bond Futures	03/16/26	(140,224)	$(140,033)	$191
5	10-Year Australian Bond Futures	03/16/26	(365,203)	(365,047)	156
17	10-Year U.S. Treasury Note Futures	03/20/26	(1,959,610)	(1,955,266)	4,344
12	2-Year U.S. Treasury Note Futures	03/31/26	(2,502,168)	(2,505,469)	(3,301)
1	Euro-Bobl Futures	03/06/26	(136,176)	(136,424)	(248)
2	Euro-Bund Futures	03/06/26	(301,784)	(299,649)	2,135
12	U.S. Ultra Long Bond Futures	03/20/26	(1,437,635)	(1,416,000)	21,635

			$(6,842,800)	$(6,817,888)	$24,912

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(18)
Goldman Sachs & Co.	EUR	208,640	01/09/26	$245,071	$245,083	$12
JP Morgan Chase Bank	EUR	301,998	01/09/26	349,865	354,749	4,884

				$594,936	$599,832	$4,896

SELL(19)
Citibank N.A.	AUD	568,635	01/09/26	375,681	379,206	(3,525)
Citibank N.A.	EUR	960,666	01/09/26	1,129,657	1,128,468	1,189
Goldman Sachs & Co.	EUR	103,308	01/09/26	119,320	121,353	(2,033)
Bank Of America	GBP	211,000	01/09/26	283,414	283,805	(391)

				$1,908,072	$1,912,832	$(4,760)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CDO	Collateralized Debt Obligation.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $20,624,134 or 42.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security is not accruing interest.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $918,867 or 1.9% of net assets.
(9)	Perpetual maturity.
(10)	Restricted security (Note 4).
(11)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(12)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(13)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.50% cash or 6.50% PIK interest.
(14)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(15)	Non-income producing security.
(16)	Affiliated issuer.
(17)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(18)	Fund buys foreign currency, sells USD.
(19)	Fund sells foreign currency, buys USD.

TCW MetWest Strategic Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Strategic Income Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$6,740,188	$55,995,101	$58,239,000	4,496,289	$4,496,289	$125,254	$—	$—	$—
TCW Private Asset Income Fund—I Class	168,429	786,277	—	95,455	954,548	47,535			(158)

Total					$5,450,837	$172,789	$—	$—	$(158)

TCW MetWest Strategic Income Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Non-Agency	$—	$14,309,171	$—	$14,309,171
Corporate Bonds	—	11,268,833	—	11,268,833
Residential Mortgage-Backed Securities—Agency	—	8,068,677	—	8,068,677
Commercial Mortgage-Backed Securities—Non-Agency	—	7,358,120	—	7,358,120
Asset-Backed Securities	—	4,998,558	50,883	5,049,441
U.S. Treasury Securities	—	897,733	—	897,733
Commercial Mortgage-Backed Securities—Agency	—	423,852	—	423,852
Foreign Government Bonds	—	255,730	—	255,730
Municipal Bonds	—	35,679	—	35,679

Total Fixed Income Securities	—	47,616,353	50,883	47,667,236

Convertible Securities
Convertible Corporate Bonds	—	33,474	—	33,474
Equity Securities
Money Market Investments	4,680,601	—	—	4,680,601
Investment Companies	—	954,548	—	954,548
Common Stock	73,552	—	—	73,552

Total Equity Securities	4,754,153	954,548	—	5,708,701

Total Investments	$4,754,153	$48,604,375	$50,883	$53,409,411

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	6,085	—	6,085
Futures Contracts
Interest Rate Risk	28,461	—	—	28,461

Total	$4,782,614	$48,610,460	$50,883	$53,443,957

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(6,088)	$—	$—	$(6,088)
Forward Currency Contracts
Foreign Currency Risk	—	(5,949)	—	(5,949)

Total	$(6,088)	$(5,949)	$—	$(12,037)

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 106.2% of Net Assets
ASSET-BACKED SECURITIES — 17.3%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	$175,000	$171,899
Allegro CLO X Ltd. Series 2019-1A, Class BRR 5.48% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/32	50,000	50,063
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53	100,000	105,277
ALLO Issuer LLC Series 2024-1A, Class B 7.15%(1)	07/20/54	100,000	102,720
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54	120,000	127,959
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.58% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	150,000	150,185
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28	30,000	29,580
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D 6.62% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47	29,948	30,437
BlueMountain CLO Ltd. Series 2015-4A, Class DR2 5.83% (3 mo. USD Term SOFR + 1.950%)(1),(2)	04/20/30	50,000	49,697
CARS-DB4 LP Series 2020-1A, Class A5 3.48%(1)	02/15/50	97,729	95,998
CARS-DB4 LP Series 2020-1A, Class B3 4.95%(1)	02/15/50	100,000	91,888
CIFC Funding Ltd. Series 2022-1A, Class A 5.20% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35	50,000	50,056
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.36%(1)	04/15/49	100,000	97,443
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	18,495	18,507
Dryden 72 CLO Ltd. Series 2019-72A, Class BRR 5.50% (3 mo. USD Term SOFR + 1.650%)(1),(2)	05/15/32	115,000	115,275
Dryden 80 CLO Ltd. Series 2019-80A, Class CRR 5.73% (3 mo. USD Term SOFR + 1.850%)(1),(2)	01/17/33	100,000	100,076
Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2 4.25%(1)	03/25/52	46,958	45,427
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A 5.35%(1)	10/20/46	74,811	75,848
GoodLeap Home Improvement Solutions Trust Series 2025-2A, Class C 8.16%(1)	06/20/49	48,209	49,029
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS, Class A 2.70%(1)	01/20/49	62,706	55,327
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77	176,788	161,832
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74	199,595	181,940
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A 5.52%(1)	09/15/55	45,000	45,472
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A 2.29%(1)	01/20/48	121,044	102,399
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.38% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	150,000	150,078
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR 5.61% (3 mo. USD Term SOFR + 1.750%)(1),(2)	10/22/34	105,000	105,105
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R 5.45% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	100,000	100,083
Mosaic Solar Loan Trust Series 2020-2A, Class A 1.44%(1)	08/20/46	35,914	30,536
Navient Private Education Loan Trust Series 2018-BA, Class A2B 4.58% (1 mo. USD Term SOFR + 0.834%)(1),(2)	12/15/59	4,002	4,003
Navient Private Education Loan Trust Series 2020-A, Class A2B 4.76% (1 mo. USD Term SOFR + 1.014%)(1),(2)	11/15/68	32,552	32,491
Navient Student Loan Trust Series 2017-1A, Class A3 5.14% (30 day USD SOFR Average + 1.264%)(1),(2)	07/26/66	84,822	85,534
Nelnet Student Loan Trust Series 2012-1A, Class B 4.99% (30 day USD SOFR Average+ 1.114%)(1),(2)	06/25/42	100,000	98,202
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class BR 5.51% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/23/36	80,000	80,164
OCP CLO Ltd. Series 2021-23A, Class AR 5.04% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/17/37	150,000	149,827
Octagon Investment Partners 39 Ltd. Series 2018-3A, Class AR 5.03% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/30	13,124	13,131
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E 10.25% (3 mo. USD Term SOFR + 6.362%)(1),(2)	07/20/34	50,000	49,248
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.97% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	70,000	69,968

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(1)	04/20/48	$60,000	$60,221
Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2 6.83% (3 mo. USD Term SOFR + 2.950%)(1),(2)	10/20/34	100,000	99,790
SLM Student Loan Trust Series 2012-2, Class A 4.69% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	26,911	26,476
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.14%(1)	02/15/47	26,762	23,473
Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.88%(1)	03/26/46	138,000	136,997
Stonepeak ABS Series 2021-1A, Class A 2.68%(1)	02/28/33	72,024	70,266
Switch ABS Issuer LLC Series 2024-1A, Class A2 6.28%(1)	03/25/54	75,000	75,788
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54	100,000	100,795
Symphony CLO XIX Ltd. Series 2018-19A, Class B 5.51% (3 mo. USD Term SOFR + 1.612%)(1),(2)	04/16/31	50,000	50,026
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP 100,000	137,872
Voya CLO Ltd. Series 2014-4A, Class A2RA 5.77% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31	50,000	50,055

Total Asset-Backed Securities (Cost: $3,876,403)			3,904,463

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 39.7%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	79,105	64,655
Federal Home Loan Mortgage Corp., Pool #SD8160 2.00%	08/01/51	45,138	36,811
Federal Home Loan Mortgage Corp., Pool #RA6071 2.00%	10/01/51	120,273	98,482
Federal Home Loan Mortgage Corp., Pool #QD1841 2.00%	11/01/51	114,781	93,428
Federal Home Loan Mortgage Corp., Pool #SD7549 2.00%	01/01/52	117,524	97,001
Federal Home Loan Mortgage Corp., Pool #RA5855 2.50%	09/01/51	161,851	137,993
Federal Home Loan Mortgage Corp., Pool #QC8921 2.50%	10/01/51	112,010	96,183
Federal Home Loan Mortgage Corp., Pool #RA6528 2.50%	02/01/52	19,428	16,530
Federal Home Loan Mortgage Corp., Pool #RA7091 2.50%	03/01/52	80,257	68,296
Federal Home Loan Mortgage Corp., Pool #QA7550 3.00%	03/01/50	53,347	48,067
Federal Home Loan Mortgage Corp., Pool #QA8518 3.00%	04/01/50	62,825	56,746
Federal Home Loan Mortgage Corp., Pool #RA5552 3.00%	07/01/51	188,778	168,990
Federal Home Loan Mortgage Corp., Pool #SD8222 4.00%	06/01/52	78,080	74,513
Federal Home Loan Mortgage Corp., Pool #RA7543 4.00%	06/01/52	99,360	94,846
Federal Home Loan Mortgage Corp., Pool #SD8342 5.50%	07/01/53	110,646	112,540
Federal Home Loan Mortgage Corp., Pool #SD8493 5.50%	12/01/54	109,248	110,868
Federal Home Loan Mortgage Corp. REMICS Series 3067, Class FA (PAC) 4.45% (30 day USD SOFR Average + 0.464%)(2)	11/15/35	38,444	38,251
Federal Home Loan Mortgage Corp. REMICS Series 4139, Class DA 1.25%	12/15/27	6,198	6,059
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class BF 5.17% (30 day USD SOFR Average + 1.300%)(2)	11/25/54	161,347	162,358
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	177,718	23,971
Federal National Mortgage Association, Pool #BQ1226 2.00%	09/01/50	109,437	89,542
Federal National Mortgage Association, Pool #FM5254 2.00%	12/01/50	130,420	106,574
Federal National Mortgage Association, Pool #FM6400 2.00%	03/01/51	82,616	68,124
Federal National Mortgage Association, Pool #MA4398 2.00%	08/01/51	141,444	115,350
Federal National Mortgage Association, Pool #FS1334 2.00%	11/01/51	133,567	109,066
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	88,947	72,361
Federal National Mortgage Association, Pool #CB2074 2.50%	11/01/51	134,219	114,935
Federal National Mortgage Association, Pool #AL9266 3.00%	10/01/46	99,048	90,574
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	72,002	63,963
Federal National Mortgage Association, Pool #MA4600 3.50%	05/01/52	96,117	89,222
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	57,967	55,319
Federal National Mortgage Association, Pool #BW0000 4.00%	07/01/52	78,260	74,661
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	111,141	105,977
Federal National Mortgage Association, Pool #CB4818 4.00%	10/01/52	47,489	45,283
Federal National Mortgage Association, Pool #CB4211 4.50%	07/01/52	102,199	100,350
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	77,197	75,754
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	82,073	82,330
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	138,729	18,164
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	97,380	12,776
Federal National Mortgage Association Interest STRIPS Series 427, Class C21 (I/O) 2.00%	03/25/50	294,019	38,312
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	212,488	28,341

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	$172,454	$22,750
Federal National Mortgage Association REMICS Series 2019-25, Class PA (PAC) 3.00%	05/25/48	144,832	137,295
Federal National Mortgage Association REMICS Series 2024-69, Class FA 5.12% (30 day USD SOFR Average + 1.250%)(2)	10/25/54	78,277	78,670
Federal National Mortgage Association REMICS Series 2024-84, Class FD 5.02% (30 day USD SOFR Average + 1.150%)(2)	11/25/54	184,110	184,856
Federal National Mortgage Association REMICS Series 2025-13, Class FA 5.17% (30 day USD SOFR Average + 1.300%)(2)	03/25/55	79,421	79,858
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	286,632	273,463
Government National Mortgage Association, Pool #MA8488 4.00%	12/20/52	266,274	254,040
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	106,438	104,541
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	164,612	160,608
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	146,992	143,490
Government National Mortgage Association, Pool #MA8647 5.00%	02/20/53	101,313	101,755
Government National Mortgage Association, Pool #MA8948 5.50%	06/20/53	220,467	224,154
Government National Mortgage Association, Pool #MA9171 5.50%	09/20/53	145,049	147,786
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	205,342	208,599
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.27% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	44,520	44,889
Government National Mortgage Association REMICS Series 2023-134, Class F 4.92% (30 day USD SOFR Average + 1.000%)(2)	08/20/53	63,340	63,416
Government National Mortgage Association REMICS Series 2024-143, Class FB 5.07% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	34,357	34,541
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.07% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	94,620	95,115
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.10% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	93,968	94,534
Government National Mortgage Association REMICS Series 2024-30, Class DF 5.22% (30 day USD SOFR Average + 1.300%)(2)	02/20/54	118,174	118,948
Government National Mortgage Association REMICS Series 2024-84, Class LF 4.97% (30 day USD SOFR Average + 1.050%)(2)	05/20/54	85,893	86,119
Government National Mortgage Association REMICS Series 2024-95, Class FW 5.02% (30 day USD SOFR Average + 1.100%)(2)	06/20/54	84,972	85,299
Government National Mortgage Association REMICS Series 2024-96, Class FL 5.07% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	119,282	119,880
Government National Mortgage Association REMICS Series 2024-97, Class FW 5.07% (30 day USD SOFR Average + 1.150%)(2)	06/20/54	67,316	67,655
Government National Mortgage Association, TBA
2.50%(3)	01/20/55	475,000	410,053
3.50%(3)	01/20/55	725,000	659,834
4.00%(3)	05/01/55	125,000	118,006
4.50%(3)	07/01/55	350,000	340,996
5.00%(3)	07/01/55	750,000	748,056
5.50%(3)	05/01/55	175,000	176,703
Uniform Mortgage-Backed Security, TBA
3.50%(3)	01/01/52	50,000	46,085
3.50%(3)	01/01/52	25,000	23,117
4.00%(3)	05/01/55	125,000	118,597
4.50%(3)	07/01/55	100,000	97,625
5.00%(3)	07/01/55	125,000	124,697

Total Residential Mortgage-Backed Securities—Agency (Cost: $9,093,705)			8,959,596

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 31.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	23,000	22,273
1211 Avenue of the Americas Trust Series 2015-1211, Class B 4.09%(1),(4)	08/10/35	100,000	95,375
1301 Trust Series 2025-1301, Class F 8.10%(1),(4)	08/11/42	100,000	102,621
245 Park Avenue Trust Series 2017-245P, Class C 3.66%(1),(4)	06/05/37	100,000	97,732
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(4)	06/05/37	100,000	95,813
280 Park Avenue Mortgage Trust Series 2017-280P, Class A 4.96% (1 mo. USD Term SOFR + 1.180%)(1),(2)	09/15/34	58,000	57,826
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 5.61% (1 mo. USD Term SOFR + 1.836%)(1),(2)	09/15/34	200,000	198,198
Aventura Mall Trust Series 2018-AVM, Class C 4.11%(1),(4)	07/05/40	90,000	88,153

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BAMLL Commercial Mortgage Securities Trust Series 2015-ASTR, Class C 4.25%(1)	07/14/37		$100,000	$94,583
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(1),(4)	08/10/38		100,000	98,102
BGME Trust Series 2021-VR, Class C 2.99%(1),(4)	01/10/43		100,000	77,027
BX Commercial Mortgage Trust Series 2022-AHP, Class D 6.19% (1 mo. USD Term SOFR + 2.440%)(1),(2)	01/17/39		100,000	99,852
BX Commercial Mortgage Trust Series 2024-VLT5, Class C 6.19%(1),(4)	11/13/46		100,000	102,397
BX Trust Series 2022-CLS, Class B 6.30%(1)	10/13/27		100,000	100,868
BX Trust Series 2023-LIFE, Class B 5.39%(1)	02/15/28		100,000	98,372
BX Trust Series 2024-BIO, Class B 5.69% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41		110,000	109,919
BX Trust Series 2025-VLT6, Class C 5.94% (1 mo. USD Term SOFR + 2.192%)(1),(2)	03/15/42		100,000	99,989
BXHPP Trust Series 2021-FILM, Class C 4.96% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36		150,000	140,774
BXP Trust Series 2017-GM, Class C 3.42%(1),(4)	06/13/39		100,000	97,362
Caister Finance DAC Series 1A, Class D 7.76% (1 day GBP SONIA + 3.900%)(1),(2)	08/17/35	GBP	100,000	135,558
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39		140,000	130,106
CHI Commercial Mortgage Trust Series 2025-110W, Class C 5.84%(1),(4)	12/13/40		220,000	219,925
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.32%(1),(4)	04/15/42		100,000	103,685
CONE Trust Series 2024-DFW1, Class A 5.39% (1 mo. USD Term SOFR + 1.642%)(1),(2)	08/15/41		59,000	58,990
CONE Trust Series 2024-DFW1, Class B 6.04% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41		50,000	50,084
CSMC Trust Series 2019-UVIL, Class E 3.28%(1),(4)	12/15/41		100,000	87,784
DBC Mortgage Trust Series 2025-DBC, Class C 5.80% (1 mo. USD Term SOFR + 2.050%)(1),(2)	11/15/42		200,000	200,430
DBGS Mortgage Trust Series 2021-W52, Class C 6.32% (1 mo. USD Term SOFR + 2.564%)(1),(2)	10/15/39		100,000	98,721
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41		100,000	89,966
Durst Commercial Mortgage Trust Series 2025-151, Class C 5.82%(1),(4)	08/10/42		200,000	204,281
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40		100,000	89,840
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.44%(1),(4)	07/10/39		100,000	92,811
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 2.94%(1),(4)	12/10/41		100,000	86,325
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.40%(1),(4)	01/13/40		100,000	101,870
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class E 6.57% (1 mo. USD Term SOFR + 2.814%)(1),(2)	04/15/38		100,000	100,084
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 6.90% (1 mo. USD Term SOFR + 3.150%)(1),(2)	01/15/42		109,000	108,375
KREST Commercial Mortgage Securities Trust Series 2021-CHIP, Class C 2.93%(1),(4)	11/05/44		125,000	88,227
Life Mortgage Trust Series 2021-BMR, Class C 4.96% (1 mo. USD Term SOFR + 1.214%)(1),(2)	03/15/38		10,680	10,636
Manhattan West Mortgage Trust Series 2020-1MW, Class D 2.34%(1),(4)	09/10/39		50,000	47,545
MFT Mortgage Trust Series 2020-B6, Class B 3.28%(1),(4)	08/10/40		150,000	109,479
MKT Mortgage Trust Series 2020-525M, Class D 2.94%(1),(4)	02/12/40		100,000	84,168
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A 2.57%(1)	11/09/43		110,000	95,222
Morgan Stanley Capital I Trust Series 2021-PLZA, Class B 2.81%(1),(4)	11/09/43		150,000	130,262
NY Commercial Mortgage Trust Series 2025-299P, Class C 6.17%(1),(4)	02/10/47		44,000	45,473
NYC Commercial Mortgage Trust Series 2021-909, Class A 2.94%(1)	04/10/43		100,000	87,204
NYC Commercial Mortgage Trust Series 2021-909, Class C 3.21%(1),(4)	04/10/43		100,000	81,553
NYC Commercial Mortgage Trust Series 2025-1155, Class A 5.83%(1)	06/10/42		177,000	181,483
NYC Commercial Mortgage Trust Series 2025-1155, Class C 6.81%(1)	06/10/42		100,000	102,896
NYCT Trust Series 2024-3ELV, Class C 6.59% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29		100,000	100,284
NYCT Trust Series 2024-3ELV, Class D 7.59% (1 mo. USD Term SOFR + 3.838%)(1),(2)	08/15/29		100,000	100,352
NYO Commercial Mortgage Trust Series 2021-1290, Class C 5.86% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		140,000	139,201
NYO Commercial Mortgage Trust Series 2021-1290, Class D 6.41% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		150,000	148,096
One New York Plaza Trust Series 2020-1NYP, Class A 4.82% (1 mo. USD Term SOFR + 1.064%)(1),(2)	01/15/36		110,000	107,913

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
One New York Plaza Trust Series 2020-1NYP, Class AJ 5.12% (1 mo. USD Term SOFR + 1.364%)(1),(2)	01/15/36		$150,000	$144,287
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26		40,000	39,732
RIDE Series 2025-SHRE, Class D 6.75%(1),(4)	02/14/47		100,000	102,463
SFO Commercial Mortgage Trust Series 2021-555, Class B 5.36% (1 mo. USD Term SOFR + 1.614%)(1),(2)	05/15/38		100,000	99,628
Shops at Crystals Trust Series 2016-CSTL, Class C 3.73%(1),(4)	07/05/36		50,000	49,729
SLG Office Trust Series 2021-OVA, Class C 2.85%(1)	07/15/41		140,000	124,541
SWCH Commercial Mortgage Trust Series 2025-DATA, Class B 5.59% (1 mo. USD Term SOFR + 1.842%)(1),(2)	02/15/42		100,000	99,289
SWCH Commercial Mortgage Trust Series 2025-DATA, Class C 5.84% (1 mo. USD Term SOFR + 2.092%)(1),(2)	02/15/42		25,000	24,811
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.09% (1 mo. USD Term SOFR + 3.340%)(1),(2)	02/15/42		160,000	159,368
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B 5.34% (1 mo. USD Term SOFR + 1.593%)(1),(2)	04/15/42		100,000	99,905
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D 6.84% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42		100,000	100,394
U.K. Logistics DAC Series 2025-1X, Class C 6.36% (1 day GBP SONIA + 2.500%)(2),(5)	05/17/35	GBP	71,788	96,858
Vita Scientia DAC Series 2022-1X, Class C 4.12% (3 mo. EUR EURIBOR + 2.050%)(2),(5)	02/27/33	EUR	100,000	117,578
VTR Commercial Mortgage Trust Series 2025-STEM, Class C 5.86%(1),(4)	10/13/39		100,000	100,472
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class C 6.32%(1),(4)	06/10/37		50,000	51,695
Wells Fargo Commercial Mortgage Trust Series 2025-609M, Class C 6.09% (1 mo. USD Term SOFR + 2.341%)(1),(2)	08/15/42		100,000	100,109

Total Commercial Mortgage-Backed Securities—Non-agency (Cost: $6,942,813)				7,006,924

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12, Class X 1.23%(1),(4)	07/25/41		1,048,241	92,130
Government National Mortgage Association Series 2020-184 (I/O) 0.91%(4)	11/16/60		797,436	53,132
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(4)	01/16/61		670,636	52,995
Government National Mortgage Association Series 2021-36 (I/O) 1.29%(4)	03/16/63		588,945	48,490
Government National Mortgage Association Series 2023-127 (I/O) 0.40%(4)	07/16/57		2,403,747	41,601

Total Commercial Mortgage-Backed Securities—Agency (Cost: $294,903)				288,348

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 13.5%
Ajax Mortgage Loan Trust Series 2021-G, Class A 4.88%(1),(4)	06/25/61		45,441	45,452
BINOM Securitization Trust Series 2022-RPL1, Class M1 3.00%(1),(4)	02/25/61		50,000	41,489
Cascade MH Asset Trust Series 2019-MH1, Class A 4.00%(1),(4)	11/25/44		32,016	30,929
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75%(1)	02/25/46		49,896	45,631
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		80,101	78,505
CIM Trust Series 2019-R4, Class A1 3.00%(1),(4)	10/25/59		136,396	128,594
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(4)	12/25/60		40,001	37,063
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(4)	06/25/57		100,589	94,160
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(4)	08/25/61		74,100	66,281
CSMC Trust Series 2020-RPL4, Class A1 2.00%(1),(4)	01/25/60		47,689	43,464
CSMC Trust Series 2021-RPL3, Class M3 4.02%(1),(4)	01/25/60		90,000	72,268
CSMC Trust Series 2021-RPL4, Class A1 4.15%(1),(4)	12/27/60		56,939	56,762
CSMC Trust Series 2021-RPL9, Class A1 3.87%(1),(4)	02/25/61		65,213	65,016
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61		65,423	51,844
JPMorgan Mortgage Trust Series 2025-CES2, Class M1 6.24%(1)	06/25/55		100,000	101,290
Legacy Mortgage Asset Trust Series 2021-GS2, Class A1 5.75%(1)	04/25/61		274,871	275,171
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1 5.75%(1)	07/25/61		137,700	137,812
Legacy Mortgage Asset Trust Series 2021-GS4, Class A1 5.65%(1)	11/25/60		42,107	42,171
Legacy Mortgage Asset Trust Series 2021-GS5, Class A1 6.25%(1)	07/25/67		135,989	136,200
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B 4.19% (1 mo. USD Term SOFR + 0.454%)(2)	05/25/37		11,329	8,291
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37		41,248	41,605
MFA Trust Series 2023-INV2, Class B1 7.94%(1),(4)	10/25/58		30,000	30,226

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
PRKCM Trust Series 2021-AFC1, Class A1 1.51%(1),(4)	08/25/56	$29,155	$24,836
PRPM LLC Series 2024-RPL1, Class A3 4.22%(1),(4)	12/25/64	150,000	146,267
PRPM LLC Series 2025-RPL2, Class M1 3.75%(1)	04/25/55	110,000	104,834
PRPM LLC Series 2025-RPL3, Class M2 3.25%(1)	04/25/55	180,000	164,106
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.10% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37	122,984	104,281
Towd Point Mortgage Trust Series 2015-1, Class B1 4.57%(1),(4)	10/25/53	45,000	43,606
Towd Point Mortgage Trust Series 2019-2, Class M1 3.75%(1),(4)	12/25/58	100,000	87,815
Towd Point Mortgage Trust Series 2019-HY2, Class M2 5.75% (1 mo. USD Term SOFR + 2.014%)(1),(2)	05/25/58	210,000	210,996
Towd Point Mortgage Trust Series 2020-MH1, Class A1 2.25%(1),(4)	02/25/60	121,392	119,208
Towd Point Mortgage Trust Series 2020-MH1, Class A1A 2.18%(1),(4)	02/25/60	59,084	58,001
Towd Point Mortgage Trust Series 2020-MH1, Class M2A 2.75%(1),(4)	02/25/60	125,000	119,000
Verus Securitization Trust Series 2024-INV2, Class B1 6.93%(1)	08/26/69	100,000	100,744
Verus Securitization Trust Series 2025-1, Class B1 7.01%(1),(4)	01/25/70	24,000	24,466
Verus Securitization Trust Series 2025-3, Class B1 7.51%(1),(4)	05/25/70	100,000	102,128

Total Residential Mortgage-Backed Securities—Non-agency (Cost: $2,955,209)			3,040,512

U.S. TREASURY SECURITIES — 3.3%
U.S. Treasury Bonds 4.63%	11/15/55	23,000	22,207
U.S. Treasury Notes
3.38%	12/31/27	340,000	339,349
3.50%	11/30/30	5,900	5,843
3.63%	12/31/30	190,000	189,132
4.00%	11/15/35	181,000	178,554

Total U.S. Treasury Securities (Cost: $736,602)			735,085

Total Fixed Income Securities (Cost: $23,899,635)			23,934,928

Issues		Shares	Value
MONEY MARKET INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(6)		77,076	77,076
TCW Central Cash Fund, 3.71%(6),(7)		1,414,353	1,414,353

Total Money Market Investments (Cost: $1,491,429)			1,491,429

Total Investments (112.8%) (Cost: $25,391,064)			25,426,357

Liabilities In Excess Of Other Assets (-12.8%)			(2,880,259)

Net Assets (100.0%)			$22,546,098

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
5	U.S. Ultra Long Bond Futures	03/20/26	$599,400	$590,000	$(9,400)
14	2-Year U.S. Treasury Note Futures	03/31/26	2,921,014	2,923,047	2,033
35	10-Year U.S. Treasury Note Futures	03/20/26	4,038,097	4,025,547	(12,550)

			$7,558,511	$7,538,594	$(19,917)

Short Futures
4	5-Year U.S. Treasury Note Futures	03/31/26	$(437,884)	$(437,219)	$665

			$(437,884)	$(437,219)	$665

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(8)
Citibank N.A.	EUR	100,156	01/09/26	$117,774	$117,650	$124
Bank Of America	GBP	399,040	01/09/26	535,988	536,727	(739)

				$653,762	$654,377	$(615)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $13,648,940 or 60.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $214,436 or 1.0% of net assets.
(6)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(7)	Affiliated issuer.
(8)	Fund sells foreign currency, buys USD.

TCW MetWest Sustainable Securitized Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Sustainable Securitized Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,172	$19,923,181	$18,510,000	1,414,353	$1,414,353	$29,903	$—	$—	$—

Total					$1,414,353	$29,903	$—	$—	$—

TCW MetWest Sustainable Securitized Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$8,959,596	$—	$8,959,596
Commercial Mortgage-Backed Securities—Non-Agency	—	7,006,924	—	7,006,924
Asset-Backed Securities	—	3,904,463	—	3,904,463
Residential Mortgage-Backed Securities—Non-Agency	—	3,040,512	—	3,040,512
U.S. Treasury Securities	—	735,085	—	735,085
Commercial Mortgage-Backed Securities—Agency	—	288,348	—	288,348

Total Fixed Income Securities	—	23,934,928	—	23,934,928

Equity Securities
Money Market Investments	1,491,429	—	—	1,491,429

Total Investments	$1,491,429	$23,934,928	$—	$25,426,357

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	124	—	124
Futures Contracts
Interest Rate Risk	2,698	—	—	2,698

Total	$1,494,127	$23,935,052	$—	$25,429,179

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(21,950)	$—	$—	$(21,950)
Forward Currency Contracts
Foreign Currency Risk	—	(739)	—	(739)

Total	$(21,950)	$(739)	$—	$(22,689)

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 96.0% of Net Assets
ASSET-BACKED SECURITIES — 3.0%
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 5.58% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	$24,070,000	$24,099,654
BCRED MML CLO LLC Series 2022-1A, Class A1 5.53% (3 mo. USD Term SOFR + 1.650%)(1),(2)	04/20/35	48,400,000	48,464,759
Carvana Auto Receivables Trust Series 2021-N1, Class R 0.00%(1),(3)	01/10/28	53,821	5,270,648
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(3),(4)	09/11/28	43,250	5,113,188
Carvana Auto Receivables Trust Series 2023-N1, Class R 0.00%(1),(3)	04/10/30	30,000	6,616,368
Carvana Auto Receivables Trust Series 2023-N1, Class XS 0.00%(1),(3)	04/10/30	185,555,649	1,917,347
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(3)	09/10/30	30,900	5,906,163
Castlelake Aircraft Structured Trust Series 2025-3A, Class A 5.09%(1)	11/15/50	6,879,278	6,911,076
Cedar Funding V CLO Ltd. Series 2016-5A, Class BR 5.89% (3 mo. USD Term SOFR + 2.012%)(1),(2)	07/17/31	7,000,000	7,004,487
CIFC Funding Ltd. Series 2014-1A, Class BR2 5.55% (3 mo. USD Term SOFR + 1.662%)(1),(2)	01/18/31	8,000,000	8,015,880
CIFC Funding Ltd. Series 2017-4A, Class A2R 5.68% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30	3,475,000	3,477,783
CIFC Funding Ltd. Series 2020-2A, Class BR 5.75% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/20/34	9,000,000	9,008,838
CIFC Funding Ltd. Series 2021-6A, Class B 5.82% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/15/34	20,000,000	20,038,920
CIFC Funding Ltd. Series 2022-1A, Class A 5.20% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/35	25,000,000	25,028,125
CIFC Funding Ltd. Series 2023-2A, Class A 5.62% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/21/37	14,000,000	14,012,614
CIT Education Loan Trust Series 2007-1, Class B 4.61% (90 day USD SOFR Average + 0.562%)(1),(2)	06/25/42	4,591,452	4,280,558
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	6,389,296	6,393,494
Dryden 65 CLO Ltd. Series 2018-65A, Class B 5.75% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/18/30	3,500,000	3,504,442
Dryden 92 CLO Ltd. Series 2021-92A, Class B 5.80% (3 mo. USD Term SOFR + 1.912%)(1),(2)	11/20/34	22,500,000	22,528,305
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.07% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	1,359,941	1,360,554
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(2)	08/25/42	801,765	780,511
HPS Loan Management Ltd. Series 2021-16A, Class BR 5.51% (3 mo. USD Term SOFR + 1.650%)(1),(2)	01/23/35	17,750,000	17,775,010
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	393,484	376,644
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73	25,268,556	23,151,435
LCM Loan Income Fund I Ltd. Series 1A, Class B 5.60% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/20/31	7,500,000	7,506,698
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR 4.93% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	40,000,000	40,010,040
Madison Park Funding XLVI Ltd. Series 2020-46A, Class B1R 5.40% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/15/34	33,270,000	33,299,943
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.38% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	32,300,000	32,316,796
Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R 5.45% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/35	13,350,000	13,361,121
Magnetite XXIII Ltd. Series 2019-23A, Class BR 5.77% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/25/35	20,000,000	20,032,820
Magnetite XXV Ltd. Series 2020-25A, Class A 5.32% (3 mo. USD Term SOFR + 1.462%)(1),(2)	01/25/32	11,470,541	11,477,354
NCFA LLC 2.75%(5)	06/12/28	12,321,417	12,321,417
Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A, Class AR 4.93% (3 mo. USD Term SOFR + 1.050%)(1),(2)	07/17/36	35,000,000	35,032,165
Octagon 64 Ltd. Series 2022-1A, Class B1R 5.57% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/21/37	18,250,000	18,278,817
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class A2R 5.52% (3 mo. USD Term SOFR + 1.612%)(1),(2)	07/15/30	10,000,000	10,003,250

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR2 5.60% (3 mo. USD Term SOFR + 1.700%)(1),(2)	10/15/34	$18,750,000	$18,775,387
Palmer Square CLO Ltd. Series 2018-1A, Class A1R 5.40% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/18/37	22,000,000	22,063,954
Providus CLO V DAC Series 5A, Class BR 3.88% (3 mo. EUR EURIBOR + 1.800%)(1),(2)	11/15/39	EUR 8,500,000	10,000,250
Rad CLO 18 Ltd. Series 2023-18A, Class A1R 5.30% (3 mo. USD Term SOFR+ 1.400%)(1),(2)	07/15/37	22,150,000	22,187,744
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.34% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	445,417	445,602
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 4.97% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36	22,730,000	22,719,476
RR 26 Ltd. Series 2023-26A, Class A1R 5.02% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38	34,500,000	34,463,361
Skyline Aviation, Inc. Class A 3.23%(5)	07/03/38	23,082,448	21,828,148
SLC Student Loan Trust Series 2004-1, Class B 4.81% (90 day USD SOFR Average + 0.552%)(2)	08/15/31	160,966	141,879
SLM Student Loan Trust Series 2003-12, Class B 4.98% (90 day USD SOFR Average + 0.852%)(2)	12/15/68	22,946	22,168
SLM Student Loan Trust Series 2006-2, Class A6 4.74% (90 day USD SOFR Average + 0.432%)(2)	01/25/41	15,303,569	14,961,378
SLM Student Loan Trust Series 2006-8, Class A6 4.73% (90 day USD SOFR Average + 0.422%)(2)	01/25/41	16,615,013	16,111,410
SLM Student Loan Trust Series 2007-1, Class A6 4.71% (90 day USD SOFR Average + 0.402%)(2)	01/27/42	16,451,248	15,910,344
SLM Student Loan Trust Series 2007-1, Class B 4.79% (90 day USD SOFR Average + 0.482%)(2)	01/27/42	1,922,990	1,789,713
SLM Student Loan Trust Series 2007-6, Class B 5.42% (90 day USD SOFR Average + 1.112%)(2)	04/27/43	2,384,660	2,248,324
SLM Student Loan Trust Series 2007-7, Class A4 4.90% (90 day USD SOFR Average + 0.592%)(2)	01/25/49	79,818	79,062
SLM Student Loan Trust Series 2008-2, Class B 5.77% (90 day USD SOFR Average + 1.462%)(2)	01/25/83	38,874,000	40,971,132
SLM Student Loan Trust Series 2008-3, Class A3 5.57% (90 day USD SOFR Average + 1.262%)(2)	10/25/21	5,112	5,112
SLM Student Loan Trust Series 2008-3, Class B 5.77% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	2,260,000	2,334,147
SLM Student Loan Trust Series 2008-4, Class A4 6.22% (90 day USD SOFR Average + 1.912%)(2)	07/25/22	581,175	583,249
SLM Student Loan Trust Series 2008-4, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	04/25/73	8,849,000	9,289,231
SLM Student Loan Trust Series 2008-5, Class A4 6.27% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	7,125,049	7,171,902
SLM Student Loan Trust Series 2008-5, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	37,199,000	39,171,462
SLM Student Loan Trust Series 2008-6, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	31,424,000	32,411,147
SLM Student Loan Trust Series 2008-7, Class B 6.42% (90 day USD SOFR Average + 2.112%)(2)	07/26/83	17,206,000	17,124,077
SLM Student Loan Trust Series 2012-1, Class A3 4.94% (30 day USD SOFR Average + 1.064%)(2)	09/25/28	282,991	280,179
SLM Student Loan Trust Series 2012-2, Class A 4.69% (30 day USD SOFR Average + 0.814%)(2)	01/25/29	6,478,844	6,374,162
SLM Student Loan Trust Series 2012-7, Class A3 4.64% (30 day USD SOFR Average + 0.764%)(2)	05/26/26	11,126,359	10,789,499
Symphony CLO XX Ltd. Series 2018-20A, Class AR2 4.99% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/16/32	22,538,535	22,544,778
Trestles CLO VIII Ltd. Series 2025-8A, Class A1 5.63% (3 mo. USD Term SOFR + 1.330%)(1),(2)	06/11/35	20,000,000	20,047,540
United Auto Credit Securitization Trust Series 2022-2, Class R1 0.00%(1),(4),(6)	04/10/29	33,600	2
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP 12,435,000	17,144,403

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Voya CLO Ltd. Series 2019-4A, Class BR 5.92% (3 mo. USD Term SOFR + 2.012%)(1),(2)	01/15/35	$17,500,000	$17,518,883

Total Asset-backed Securities (Cost: $926,432,535)			952,186,329

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.0%
Federal Home Loan Mortgage Corp., Pool #RA4201 2.00%	12/01/50	7,246,720	5,922,985
Federal Home Loan Mortgage Corp., Pool #SD8121 2.00%	01/01/51	99,113	80,991
Federal Home Loan Mortgage Corp., Pool #RA4398 2.00%	01/01/51	63,882,085	52,212,949
Federal Home Loan Mortgage Corp., Pool #SD3302 2.00%	10/01/51	51,504,976	42,003,259
Federal Home Loan Mortgage Corp., Pool #SD8182 2.00%	12/01/51	23,005,617	18,725,771
Federal Home Loan Mortgage Corp., Pool #QD3162 2.00%	12/01/51	119,747,700	97,512,281
Federal Home Loan Mortgage Corp., Pool #RA6507 2.00%	12/01/51	108,306,010	88,171,969
Federal Home Loan Mortgage Corp., Pool #SD8188 2.00%	01/01/52	36,406,436	29,620,856
Federal Home Loan Mortgage Corp., Pool #SD8193 2.00%	02/01/52	68,653,277	55,893,608
Federal Home Loan Mortgage Corp., Pool #QD7213 2.00%	02/01/52	85,146,847	69,269,202
Federal Home Loan Mortgage Corp., Pool #SD1178 2.00%	03/01/52	14,109,803	11,475,033
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	5,630,128	4,580,257
Federal Home Loan Mortgage Corp., Pool #SD8211 2.00%	05/01/52	10,270,458	8,355,288
Federal Home Loan Mortgage Corp., Pool #RA5285 2.50%	05/01/51	95,014,352	81,525,211
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	298,995,796	254,491,997
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	202,225,191	172,221,189
Federal Home Loan Mortgage Corp., Pool #QE0521 2.50%	04/01/52	2,486,280	2,115,539
Federal Home Loan Mortgage Corp., Pool #C04546 3.00%	02/01/43	7,949,799	7,343,272
Federal Home Loan Mortgage Corp., Pool #C04573 3.00%	03/01/43	9,405,354	8,695,373
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	64,948,726	59,086,809
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	89,311,741	81,250,951
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	8,989,655	8,178,298
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	9,814,148	8,917,576
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	97,112,743	88,347,877
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	59,767,890	54,373,567
Federal Home Loan Mortgage Corp., Pool #ZM2285 3.00%	12/01/46	11,592,184	10,533,179
Federal Home Loan Mortgage Corp., Pool #ZS4693 3.00%	12/01/46	11,662,246	10,596,840
Federal Home Loan Mortgage Corp., Pool #G08741 3.00%	01/01/47	38,096,859	34,658,445
Federal Home Loan Mortgage Corp., Pool #G08747 3.00%	02/01/47	13,487,862	12,270,521
Federal Home Loan Mortgage Corp., Pool #RE6029 3.00%	02/01/50	3,171,238	2,807,846
Federal Home Loan Mortgage Corp., Pool #SD8213 3.00%	05/01/52	120,219,465	106,810,755
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	53,596,338	47,612,221
Federal Home Loan Mortgage Corp., Pool #SD3890 3.00%	08/01/52	82,217,187	73,183,819
Federal Home Loan Mortgage Corp., Pool #SD4636 3.00%	01/01/53	92,601,974	82,284,362
Federal Home Loan Mortgage Corp., Pool #G07408 3.50%	06/01/43	8,562,928	8,204,560
Federal Home Loan Mortgage Corp., Pool #U99097 3.50%	07/01/43	21,115,435	20,104,380
Federal Home Loan Mortgage Corp., Pool #V80356 3.50%	08/01/43	15,076,175	14,435,433
Federal Home Loan Mortgage Corp., Pool #G07848 3.50%	04/01/44	42,607,549	40,796,716
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	5,736,089	5,486,209
Federal Home Loan Mortgage Corp., Pool #G07924 3.50%	01/01/45	6,367,244	6,085,049
Federal Home Loan Mortgage Corp., Pool #G60023 3.50%	04/01/45	6,808,709	6,515,560
Federal Home Loan Mortgage Corp., Pool #G60138 3.50%	08/01/45	57,026,440	54,336,306
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	21,948,939	20,887,954
Federal Home Loan Mortgage Corp., Pool #G08676 3.50%	11/01/45	16,043,292	15,163,733
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45	10,704,660	10,117,788
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46	553	522
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	4,529,274	4,278,674
Federal Home Loan Mortgage Corp., Pool #G67700 3.50%	08/01/46	16,971,854	16,070,619
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	20,233,014	19,113,544
Federal Home Loan Mortgage Corp., Pool #G08727 3.50%	10/01/46	17,629,110	16,653,711
Federal Home Loan Mortgage Corp., Pool #ZT0277 3.50%	10/01/46	1,138,100	1,074,503
Federal Home Loan Mortgage Corp., Pool #G08742 3.50%	01/01/47	28,910,120	27,310,554
Federal Home Loan Mortgage Corp., Pool #G08757 3.50%	04/01/47	10,474,414	9,850,874
Federal Home Loan Mortgage Corp., Pool #G67703 3.50%	04/01/47	122,285,960	115,792,364
Federal Home Loan Mortgage Corp., Pool #G08779 3.50%	09/01/47	40,442	38,035
Federal Home Loan Mortgage Corp., Pool #G08784 3.50%	10/01/47	35,918	33,780
Federal Home Loan Mortgage Corp., Pool #G08792 3.50%	12/01/47	30,726	28,897
Federal Home Loan Mortgage Corp., Pool #ZA5103 3.50%	12/01/47	93,899	88,199
Federal Home Loan Mortgage Corp., Pool #ZA5128 3.50%	12/01/47	326,125	306,327
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	63,154,850	59,804,946
Federal Home Loan Mortgage Corp., Pool #ZS4768 3.50%	05/01/48	785,130	736,493
Federal Home Loan Mortgage Corp., Pool #SD7502 3.50%	07/01/49	5,207,109	4,883,457

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #SD7503 3.50%	08/01/49	$11,490,331	$10,783,670
Federal Home Loan Mortgage Corp., Pool #SD7511 3.50%	01/01/50	12,045,355	11,304,559
Federal Home Loan Mortgage Corp., Pool #A97038 4.00%	02/01/41	3,903,070	3,832,021
Federal Home Loan Mortgage Corp., Pool #G06361 4.00%	03/01/41	7,966	7,829
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	3,436,211	3,376,766
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	7,935,397	7,798,164
Federal Home Loan Mortgage Corp., Pool #Q05804 4.00%	01/01/42	13,317,333	13,074,931
Federal Home Loan Mortgage Corp., Pool #G07786 4.00%	08/01/44	68,220,874	66,863,572
Federal Home Loan Mortgage Corp., Pool #G07925 4.00%	02/01/45	4,534,952	4,436,161
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	53,213	51,801
Federal Home Loan Mortgage Corp., Pool #G08758 4.00%	04/01/47	8,078	7,817
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47	8,080,972	7,819,452
Federal Home Loan Mortgage Corp., Pool #G67711 4.00%	03/01/48	36,060,286	35,032,535
Federal Home Loan Mortgage Corp., Pool #G67713 4.00%	06/01/48	320,604	311,046
Federal Home Loan Mortgage Corp., Pool #G67714 4.00%	07/01/48	52,662	51,132
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	44,004,401	42,726,449
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	41,176,360	39,250,360
Federal Home Loan Mortgage Corp., Pool #G05866 4.50%	02/01/40	5,454,128	5,487,438
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	4,053,762	4,030,918
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	694,223	690,310
Federal Home Loan Mortgage Corp., Pool #SD2322 4.50%	09/01/52	65,908,149	64,684,754
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	90,180,831	88,509,315
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	70,739,339	69,481,451
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52	208,327,729	204,401,793
Federal Home Loan Mortgage Corp., Pool #SD2148 4.50%	01/01/53	41,750,830	40,999,030
Federal Home Loan Mortgage Corp., Pool #SL1660 4.50%	10/01/53	60,591,683	59,459,220
Federal Home Loan Mortgage Corp., Pool #G01515 5.00%	02/01/33	154,935	158,174
Federal Home Loan Mortgage Corp., Pool #C01492 5.00%	02/01/33	119,540	122,044
Federal Home Loan Mortgage Corp., Pool #A54856 5.00%	01/01/34	984,311	1,005,863
Federal Home Loan Mortgage Corp., Pool #G02579 5.00%	12/01/34	256,436	262,391
Federal Home Loan Mortgage Corp., Pool #A61164 5.00%	04/01/36	2,642	2,703
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	5,879,431	5,980,956
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	3,268,188	3,327,703
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	514,113	522,991
Federal Home Loan Mortgage Corp., Pool #G08838 5.00%	09/01/48	1,628,691	1,656,815
Federal Home Loan Mortgage Corp., Pool #G08844 5.00%	10/01/48	4,625,324	4,705,194
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	1,612,670	1,640,518
Federal Home Loan Mortgage Corp., Pool #A25162 5.50%	05/01/34	529,261	547,120
Federal Home Loan Mortgage Corp., Pool #A39012 5.50%	06/01/35	11,529	12,021
Federal Home Loan Mortgage Corp., Pool #G02955 5.50%	03/01/37	1,143,661	1,193,558
Federal Home Loan Mortgage Corp., Pool #H00790 5.50%	05/01/37	1,960	2,046
Federal Home Loan Mortgage Corp., Pool #H05069 5.50%	05/01/37	55,266	57,680
Federal Home Loan Mortgage Corp., Pool #G03357 5.50%	08/01/37	258,332	269,565
Federal Home Loan Mortgage Corp., Pool #G03676 5.50%	12/01/37	874,906	912,952
Federal Home Loan Mortgage Corp., Pool #G03783 5.50%	01/01/38	571,829	596,695
Federal Home Loan Mortgage Corp., Pool #G04438 5.50%	05/01/38	1,754,432	1,838,606
Federal Home Loan Mortgage Corp., Pool #G04703 5.50%	08/01/38	1,439,959	1,509,100
Federal Home Loan Mortgage Corp., Pool #G04706 5.50%	09/01/38	56,840	59,562
Federal Home Loan Mortgage Corp., Pool #SD8362 5.50%	09/01/53	146,174,933	148,638,846
Federal Home Loan Mortgage Corp., Pool #G02884 6.00%	04/01/37	863,024	916,183
Federal Home Loan Mortgage Corp., Pool #G03985 6.00%	03/01/38	4,672	4,980
Federal Home Loan Mortgage Corp., Pool #C46104 6.50%	09/01/29	1,261	1,281
Federal Home Loan Mortgage Corp., Pool #A24156 6.50%	10/01/31	15,306	15,775
Federal Home Loan Mortgage Corp., Pool #G00992 7.00%	11/01/28	94	96
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z 7.00%	07/15/27	3,825	3,871
Federal Home Loan Mortgage Corp. REMICS Series 2098, Class TZ (TAC) 6.00%	01/15/28	21,160	21,235
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) 6.00%	07/15/29	3,110	3,183
Federal Home Loan Mortgage Corp. REMICS Series 2313, Class LA 6.50%	05/15/31	937	949
Federal Home Loan Mortgage Corp. REMICS Series 2433, Class SA (I/F) (PAC) 10.27% (-30 day USD SOFR Average + 20.632%)(2)	02/15/32	2,129	2,360
Federal Home Loan Mortgage Corp. REMICS Series 2481, Class AW 6.50%	08/15/32	951	959

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 3019, Class SW (I/O) (I/F) 3.10% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	$398,660	$43,707
Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC) 5.50%	11/15/35	1,087,897	1,114,805
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class SA (I/O) (I/F) 3.10% (-30 day USD SOFR Average + 7.086%)(2)	08/15/35	176,257	19,324
Federal Home Loan Mortgage Corp. REMICS Series 3752, Class XL (PAC) 4.50%	11/15/40	19,483,722	19,581,726
Federal Home Loan Mortgage Corp. REMICS Series 3891, Class HS (I/O) (I/F) 1.85% (-30 day USD SOFR Average + 5.836%)(2)	07/15/41	2,152,166	188,543
Federal Home Loan Mortgage Corp. REMICS Series 3904, Class JB (PAC) 4.50%	08/15/41	4,434,815	4,453,657
Federal Home Loan Mortgage Corp. REMICS Series 3925, Class LB (PAC) 4.50%	09/15/41	9,215,000	9,234,355
Federal Home Loan Mortgage Corp. REMICS Series 3928, Class JD (PAC) 4.00%	09/15/41	9,488,349	9,455,633
Federal Home Loan Mortgage Corp. REMICS Series 4102, Class TC (PAC) 2.50%	09/15/41	2,291,045	2,257,564
Federal Home Loan Mortgage Corp. REMICS Series 4161, Class BA (PAC) 2.50%	12/15/41	3,150,967	3,111,506
Federal Home Loan Mortgage Corp. REMICS Series 4656, Class EZ 4.00%	02/15/47	204,629	197,358
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	909,455	819,724
Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA 4.00%	06/15/47	17,892	17,854
Federal Home Loan Mortgage Corp. REMICS Series 4852, Class CA (PAC) 4.00%	11/15/47	3,742,476	3,736,588
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class BH (PAC) 3.50%	10/15/48	1,821,486	1,783,814
Federal Home Loan Mortgage Corp. REMICS Series 4860, Class PA (PAC) 3.50%	02/15/49	1,670,689	1,574,905
Federal Home Loan Mortgage Corp. REMICS Series 4879, Class BC (PAC) 3.00%	04/15/49	569,978	526,607
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	539,799	493,454
Federal Home Loan Mortgage Corp. REMICS Series 4937, Class MF 4.44% (30 day USD SOFR Average + 0.564%)(2)	12/25/49	4,034,792	3,961,953
Federal Home Loan Mortgage Corp. STRIPS Series 309 (P/O) 0.00%(6)	08/15/43	8,722,847	6,785,229
Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2 4.60% (30 day USD SOFR Average + 0.614%)(2)	11/15/43	1,560,819	1,550,554
Federal National Mortgage Association, Pool #MA4128 2.00%	09/01/40	99,146,606	87,771,870
Federal National Mortgage Association, Pool #MA4333 2.00%	05/01/41	58,285,566	51,291,100
Federal National Mortgage Association, Pool #MA4158 2.00%	10/01/50	146,727,341	120,053,342
Federal National Mortgage Association, Pool #MA4237 2.00%	01/01/51	1,991,365	1,629,213
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	32,409,198	26,486,895
Federal National Mortgage Association, Pool #MA4305 2.00%	04/01/51	72,936,441	59,582,908
Federal National Mortgage Association, Pool #CB2365 2.00%	09/01/51	138,105,263	112,579,157
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	384,241,936	312,491,314
Federal National Mortgage Association, Pool #MA4492 2.00%	12/01/51	80,519,543	65,540,104
Federal National Mortgage Association, Pool #BQ7006 2.00%	01/01/52	37,599,104	30,604,361
Federal National Mortgage Association, Pool #BU1452 2.00%	01/01/52	63,328,473	51,502,936
Federal National Mortgage Association, Pool #CB2767 2.00%	01/01/52	61,813,968	50,602,322
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	16,120,292	13,122,035
Federal National Mortgage Association, Pool #FS1622 2.00%	03/01/52	144,004,647	117,337,859
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	49,586,695	42,641,729
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	125,319,692	107,534,749
Federal National Mortgage Association, Pool #MA4493 2.50%	12/01/51	127,019,213	108,152,531
Federal National Mortgage Association, Pool #FS2536 2.50%	02/01/52	3,207,702	2,731,577
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	183,807,098	156,412,993
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52	2,301,510	1,958,321
Federal National Mortgage Association, Pool #MA4578 2.50%	04/01/52	212,582,148	180,883,000
Federal National Mortgage Association, Pool #MA1432 3.00%	05/01/33	23,590	22,948
Federal National Mortgage Association, Pool #MA1459 3.00%	06/01/33	11,238	10,929
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	16,481,778	16,019,780
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	10,419,991	10,125,649
Federal National Mortgage Association, Pool #AB6385 3.00%	10/01/42	167,883	155,447
Federal National Mortgage Association, Pool #AL8256 3.00%	08/01/43	267,597	247,981
Federal National Mortgage Association, Pool #AL7092 3.00%	07/01/45	29,103	26,722
Federal National Mortgage Association, Pool #MA2895 3.00%	02/01/47	32,296	29,346

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association, Pool #FM2310 3.00%	01/01/48	$7,168,285	$6,493,710
Federal National Mortgage Association, Pool #BM5507 3.00%	09/01/48	4,506,726	4,095,013
Federal National Mortgage Association, Pool #MA3811 3.00%	10/01/49	4,780,753	4,232,927
Federal National Mortgage Association, Pool #MA3846 3.00%	11/01/49	26,154	23,157
Federal National Mortgage Association, Pool #MA3942 3.00%	02/01/50	9,273,566	8,210,910
Federal National Mortgage Association, Pool #MA3997 3.00%	04/01/50	11,594,337	10,139,355
Federal National Mortgage Association, Pool #CA5689 3.00%	05/01/50	46,325,410	41,861,973
Federal National Mortgage Association, Pool #BV8459 3.00%	04/01/52	91,734,856	81,503,185
Federal National Mortgage Association, Pool #FS3275 3.00%	04/01/52	17,001,230	15,106,971
Federal National Mortgage Association, Pool #CB3582 3.00%	05/01/52	13,858,601	12,329,302
Federal National Mortgage Association, Pool #FS5494 3.00%	07/01/52	52,021,654	46,213,353
Federal National Mortgage Association, Pool #AB4262 3.50%	01/01/32	1,553,352	1,537,407
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	15,781,842	15,539,313
Federal National Mortgage Association, Pool #MA1608 3.50%	10/01/33	10,978,927	10,810,355
Federal National Mortgage Association, Pool #MA1982 3.50%	08/01/34	22,900	22,497
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41	4,626,930	4,446,935
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41	4,328,567	4,163,883
Federal National Mortgage Association, Pool #AL2521 3.50%	09/01/42	58,127	55,425
Federal National Mortgage Association, Pool #MA1177 3.50%	09/01/42	17,917,978	17,061,919
Federal National Mortgage Association, Pool #MA1404 3.50%	04/01/43	37,618	35,774
Federal National Mortgage Association, Pool #AB9703 3.50%	06/01/43	8,210,632	7,808,254
Federal National Mortgage Association, Pool #MA1582 3.50%	09/01/43	6,199,049	5,895,253
Federal National Mortgage Association, Pool #AL6348 3.50%	02/01/45	18,972	18,043
Federal National Mortgage Association, Pool #BD2450 3.50%	01/01/47	34,047	32,125
Federal National Mortgage Association, Pool #CA0862 3.50%	09/01/47	1,725,470	1,620,814
Federal National Mortgage Association, Pool #MA3120 3.50%	09/01/47	902,132	847,415
Federal National Mortgage Association, Pool #CA1191 3.50%	11/01/47	2,048,819	1,924,551
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	19,148,709	17,987,267
Federal National Mortgage Association, Pool #MA3210 3.50%	12/01/47	33,395,180	31,369,635
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48	23,742	22,385
Federal National Mortgage Association, Pool #MA3238 3.50%	01/01/48	29,099,205	27,334,227
Federal National Mortgage Association, Pool #CA1187 3.50%	02/01/48	27,034,549	25,393,332
Federal National Mortgage Association, Pool #MA3276 3.50%	02/01/48	11,393,261	10,702,216
Federal National Mortgage Association, Pool #MA3305 3.50%	03/01/48	15,107,437	14,171,575
Federal National Mortgage Association, Pool #FM2388 3.50%	04/01/48	11,775,265	11,116,558
Federal National Mortgage Association, Pool #MA3332 3.50%	04/01/48	41,599,976	39,022,978
Federal National Mortgage Association, Pool #CA3633 3.50%	06/01/49	13,186,662	12,392,573
Federal National Mortgage Association, Pool #CA4011 3.50%	08/01/49	12,969,063	11,874,637
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	117,666,365	110,429,825
Federal National Mortgage Association, Pool #AB1613 4.00%	10/01/40	11,379,720	11,169,731
Federal National Mortgage Association, Pool #AB1803 4.00%	11/01/40	12,711,423	12,477,461
Federal National Mortgage Association, Pool #AH3780 4.00%	02/01/41	5,022,353	4,929,914
Federal National Mortgage Association, Pool #AJ1404 4.00%	09/01/41	6,897,722	6,764,033
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	12,888,476	12,605,093
Federal National Mortgage Association, Pool #AT9649 4.00%	07/01/43	91,257	89,364
Federal National Mortgage Association, Pool #AL9472 4.00%	10/01/43	2,598,769	2,548,316
Federal National Mortgage Association, Pool #AL4597 4.00%	01/01/44	21,331,617	20,889,188
Federal National Mortgage Association, Pool #MA2960 4.00%	04/01/47	15,300,675	14,788,001
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	18,526,671	17,906,352
Federal National Mortgage Association, Pool #MA3027 4.00%	06/01/47	11,595,719	11,207,186
Federal National Mortgage Association, Pool #AS9972 4.00%	07/01/47	16,893,913	16,328,262
Federal National Mortgage Association, Pool #CA2327 4.00%	09/01/48	19,024,343	18,470,262
Federal National Mortgage Association, Pool #BM5164 4.00%	11/01/48	19,247,867	18,687,275
Federal National Mortgage Association, Pool #BN4316 4.00%	01/01/49	13,660	13,278
Federal National Mortgage Association, Pool #CB3619 4.00%	05/01/52	135,089,036	128,914,343
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	360,534,673	344,062,579
Federal National Mortgage Association, Pool #MA4732 4.00%	09/01/52	23,479,566	22,392,243
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	14,951,718	14,256,996
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	50,384,620	48,027,909
Federal National Mortgage Association, Pool #734830 4.50%	08/01/33	3,113	3,140
Federal National Mortgage Association, Pool #734922 4.50%	09/01/33	445,911	449,759
Federal National Mortgage Association, Pool #753168 4.50%	12/01/33	2,615	2,637
Federal National Mortgage Association, Pool #AL8037 4.50%	07/01/34	49,645	50,194
Federal National Mortgage Association, Pool #AL8356 4.50%	07/01/34	107,518	108,483
Federal National Mortgage Association, Pool #815422 4.50%	02/01/35	11,885	11,984
Federal National Mortgage Association, Pool #735651 4.50%	06/01/35	1,268,241	1,278,807

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association, Pool #745147 4.50%	12/01/35	$7,232	$7,292
Federal National Mortgage Association, Pool #190396 4.50%	06/01/39	3,359	3,375
Federal National Mortgage Association, Pool #AC8279 4.50%	08/01/39	5,135	5,175
Federal National Mortgage Association, Pool #AE0138 4.50%	03/01/40	19,143	19,238
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	7,523,350	7,596,203
Federal National Mortgage Association, Pool #AL9106 4.50%	02/01/46	16,081,669	16,034,622
Federal National Mortgage Association, Pool #AL8960 4.50%	05/01/46	13,012,422	12,974,355
Federal National Mortgage Association, Pool #AL9722 4.50%	08/01/46	53,196,884	53,041,259
Federal National Mortgage Association, Pool #AS8663 4.50%	01/01/47	10,020,197	9,976,872
Federal National Mortgage Association, Pool #AL9846 4.50%	02/01/47	56,962,534	56,795,892
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	57,349	56,957
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	5,876,812	5,836,725
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	12,677,244	12,590,769
Federal National Mortgage Association, Pool #CA2493 4.50%	10/01/48	3,152,494	3,130,991
Federal National Mortgage Association, Pool #MA3537 4.50%	12/01/48	7,631,135	7,579,083
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	270,904,206	266,220,551
Federal National Mortgage Association, Pool #BW9897 4.50%	10/01/52	74,322,174	72,876,294
Federal National Mortgage Association, Pool #CB5675 4.50%	02/01/53	44,902,895	44,069,921
Federal National Mortgage Association, Pool #CB6854 4.50%	08/01/53	31,178,869	30,706,330
Federal National Mortgage Association, Pool #MA5038 5.00%	06/01/53	210,630,365	211,096,260
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	40,870,469	40,969,405
Federal National Mortgage Association, Pool #740297 5.50%	10/01/33	678	700
Federal National Mortgage Association, Pool #725257 5.50%	02/01/34	308,495	318,506
Federal National Mortgage Association, Pool #735224 5.50%	02/01/35	1,022,148	1,063,280
Federal National Mortgage Association, Pool #889184 5.50%	09/01/36	1,088,723	1,124,095
Federal National Mortgage Association, Pool #190375 5.50%	11/01/36	234,165	244,122
Federal National Mortgage Association, Pool #AE0482 5.50%	01/01/38	2,470,812	2,551,086
Federal National Mortgage Association, Pool #MA5072 5.50%	07/01/53	120,278,720	122,337,839
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	4,458,489	4,745,077
Federal National Mortgage Association, Pool #844773 6.00% (1 yr. USD RFUCCT + 1.559%)(2)	12/01/35	1,252	1,265
Federal National Mortgage Association, Pool #839109 6.29% (1 yr. USD RFUCCT + 1.912%)(2)	11/01/35	2,768	2,823
Federal National Mortgage Association, Pool #394854 6.50%	05/01/27	39	39
Federal National Mortgage Association, Pool #545191 7.00%	09/01/31	862	915
Federal National Mortgage Association, Pool #613142 7.00%	11/01/31	2,835	2,982
Federal National Mortgage Association, Pool #625666 7.00%	01/01/32	1,106	1,174
Federal National Mortgage Association, Pool #545756 7.00%	06/01/32	150	158
Federal National Mortgage Association, Pool #655928 7.00%	08/01/32	32,861	34,970
Federal National Mortgage Association, Pool #735207 7.00%	04/01/34	6,166	6,528
Federal National Mortgage Association, Pool #888412 7.00%	04/01/37	58,475	64,212
Federal National Mortgage Association, Pool #313182 7.50%	10/01/26	39	39
Federal National Mortgage Association, Pool #633698 7.50%	02/01/31	11,345	12,024
Federal National Mortgage Association REMICS Series 1999-11, Class Z 5.50%	03/25/29	4,254	4,272
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC) 6.50%	10/25/31	32,241	33,572
Federal National Mortgage Association REMICS Series 2005-122, Class SG (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.486%)(2)	11/25/35	2,002	13
Federal National Mortgage Association REMICS Series 2006-4, Class WE 4.50%	02/25/36	11,832	11,895
Federal National Mortgage Association REMICS Series 2006-49, Class SE (I/F) (PAC) 13.05% (-30 day USD SOFR Average + 28.542%)(2)	04/25/36	315,271	344,018
Federal National Mortgage Association REMICS Series 2007-17, Class SI (I/O) (I/F) 2.41% (-30 day USD SOFR Average + 6.286%)(2)	03/25/37	541,317	36,915
Federal National Mortgage Association REMICS Series 2007-34, Class SB (I/O) (I/F) 2.12% (-30 day USD SOFR Average + 5.996%)(2)	04/25/37	1,132,908	94,299
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.46% (30 day USD SOFR Average + 0.584%)(2)	07/25/37	1,543	1,536
Federal National Mortgage Association REMICS Series 2008-24, Class NA 6.75%	06/25/37	76,647	80,954
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	1,249,308	109,012
Federal National Mortgage Association REMICS Series 2010-17, Class SB (I/O) (I/F) 2.36% (-30 day USD SOFR Average + 6.236%)(2)	03/25/40	2,687,622	260,976

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F) 2.43% (-30 day USD SOFR Average + 6.306%)(2)	05/25/40	$4,753,638	$471,177
Federal National Mortgage Association REMICS Series 2011-101, Class HE (PAC) 4.00%	10/25/41	5,535,584	5,468,825
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	5,502,997	5,420,401
Federal National Mortgage Association REMICS Series 2012-84, Class VZ 3.50%	08/25/42	4,526,511	4,357,986
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00%(6)	10/25/43	7,210,702	5,110,405
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00%(6)	10/25/43	4,258,125	3,028,905
Federal National Mortgage Association REMICS Series 2016-45, Class AF 4.49% (30 day USD SOFR Average + 0.614%)(2)	07/25/46	5,312,492	5,260,476
Federal National Mortgage Association REMICS Series 2016-72, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	10,947,632	10,837,237
Federal National Mortgage Association REMICS Series 2016-74, Class GF 4.49% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	8,421,555	8,337,181
Federal National Mortgage Association REMICS Series 2016-75, Class FL 4.49% (30 day USD SOFR Average + 0.614%)(2)	10/25/46	8,533,040	8,449,040
Federal National Mortgage Association REMICS Series 2018-29, Class AP (PAC) 3.50%	11/25/46	9,380,451	9,289,620
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	10,778,953	9,777,808
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC) 3.50%	06/25/47	11,345	11,207
Federal National Mortgage Association REMICS Series 2018-45, Class GA 3.00%	06/25/48	12,077,734	10,958,131
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC) 4.00%	05/25/47	253,394	252,696
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC) 3.50%	12/25/48	2,591,251	2,422,422
Federal National Mortgage Association REMICS Series 2019-1, Class AB 3.50%	02/25/49	1,056,931	995,161
Federal National Mortgage Association REMICS Series 2019-1, Class KP (PAC) 3.25%	02/25/49	1,099,000	1,024,752
Federal National Mortgage Association REMICS Series 2019-26, Class JE (PAC) 3.00%	06/25/49	2,808,368	2,557,369
Federal National Mortgage Association REMICS Series 2019-45, Class PA (PAC) 3.00%	08/25/49	11,360,394	10,260,002
Federal National Mortgage Association REMICS Series 2019-52, Class PA (PAC) 3.00%	09/25/49	3,087,804	2,799,710
Federal National Mortgage Association REMICS Series 2019-67, Class FE 4.44% (30 day USD SOFR Average + 0.564%)(2)	11/25/49	21,033,294	20,721,082
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	62,468	61,465
Federal National Mortgage Association Trust Series 2003-W2, Class 2A9 5.90%	07/25/42	11,774	12,120
Government National Mortgage Association, Pool #MA3309 3.00%	12/20/45	4,270	3,902
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	1,532,995	1,398,272
Government National Mortgage Association, Pool #MA3873 3.00%	08/20/46	11,866,190	10,823,367
Government National Mortgage Association, Pool #MA4003 3.00%	10/20/46	4,758,076	4,343,865
Government National Mortgage Association, Pool #MA4126 3.00%	12/20/46	82,019,477	74,811,455
Government National Mortgage Association, Pool #MA4961 3.00%	01/20/48	220,830	201,258
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	1,430	1,273
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,610,562	2,323,048
Government National Mortgage Association, Pool #AA5452 3.50%	07/15/42	57,323	53,399
Government National Mortgage Association, Pool #MA1157 3.50%	07/20/43	23,441	22,096
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	15,696,211	14,676,261
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	39,778,109	37,142,607
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	11,203,016	10,460,759
Government National Mortgage Association, Pool #MA3937 3.50%	09/20/46	9,057,064	8,456,988
Government National Mortgage Association, Pool #MA4069 3.50%	11/20/46	28,540,070	26,649,146
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	32,320,902	30,179,478
Government National Mortgage Association, Pool #MA4196 3.50%	01/20/47	7,478	6,983
Government National Mortgage Association, Pool #MA4510 3.50%	06/20/47	24,795	23,154
Government National Mortgage Association, Pool #MA4586 3.50%	07/20/47	29,619,305	27,659,146
Government National Mortgage Association, Pool #MA4652 3.50%	08/20/47	2,256,708	2,107,363
Government National Mortgage Association, Pool #MA4719 3.50%	09/20/47	28,020,007	26,165,687
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	4,473,773	4,177,706

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	$6,744,607	$6,189,111
Government National Mortgage Association, Pool #MA6081 3.50%	08/20/49	2,622,373	2,406,391
Government National Mortgage Association, Pool #MA6210 3.50%	10/20/49	1,378,142	1,264,636
Government National Mortgage Association, Pool #MA4511 4.00%	06/20/47	3,485,849	3,357,390
Government National Mortgage Association, Pool #MA4720 4.00%	09/20/47	69,438	66,880
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	22,820,152	21,979,191
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	15,474,790	14,904,518
Government National Mortgage Association, Pool #MA4963 4.00%	01/20/48	25,402,818	24,466,681
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	38,587	37,165
Government National Mortgage Association, Pool #MA5137 4.00%	04/20/48	8,174,154	7,872,827
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	3,388,920	3,263,993
Government National Mortgage Association, Pool #MA5528 4.00%	10/20/48	15,573,371	14,999,283
Government National Mortgage Association, Pool #MA5651 4.00%	12/20/48	5,667	5,458
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	140,635,806	134,174,273
Government National Mortgage Association, Pool #3388 4.50%	05/20/33	970	978
Government National Mortgage Association, Pool #3427 4.50%	08/20/33	509	514
Government National Mortgage Association, Pool #3554 4.50%	05/20/34	425	428
Government National Mortgage Association, Pool #782817 4.50%	11/15/39	6,295,904	6,319,852
Government National Mortgage Association, Pool #783591 4.50%	07/20/41	7,474	7,499
Government National Mortgage Association, Pool #5140 4.50%	08/20/41	19,345	19,408
Government National Mortgage Association, Pool #5175 4.50%	09/20/41	21,078	21,146
Government National Mortgage Association, Pool #5281 4.50%	01/20/42	5,902	5,921
Government National Mortgage Association, Pool #MA0627 4.50%	12/20/42	24,576	24,656
Government National Mortgage Association, Pool #MA0701 4.50%	01/20/43	24,510	24,589
Government National Mortgage Association, Pool #MA1997 4.50%	06/20/44	6,134	6,121
Government National Mortgage Association, Pool #MA2756 4.50%	04/20/45	12,590	12,562
Government National Mortgage Association, Pool #MA2828 4.50%	05/20/45	539,862	538,393
Government National Mortgage Association, Pool #MA2894 4.50%	06/20/45	209,086	208,628
Government National Mortgage Association, Pool #MA3036 4.50%	08/20/45	20,247	20,192
Government National Mortgage Association, Pool #MA3456 4.50%	02/20/46	137,451	137,077
Government National Mortgage Association, Pool #MA3665 4.50%	05/20/46	57,144	56,989
Government National Mortgage Association, Pool #MA3738 4.50%	06/20/46	233,413	232,902
Government National Mortgage Association, Pool #MA3805 4.50%	07/20/46	1,914,813	1,909,603
Government National Mortgage Association, Pool #MA3876 4.50%	08/20/46	2,028,912	2,024,470
Government National Mortgage Association, Pool #MA3939 4.50%	09/20/46	1,082,015	1,082,296
Government National Mortgage Association, Pool #MA4006 4.50%	10/20/46	1,260,618	1,257,858
Government National Mortgage Association, Pool #MA4071 4.50%	11/20/46	3,292,053	3,284,846
Government National Mortgage Association, Pool #MA4129 4.50%	12/20/46	11,193,561	11,169,057
Government National Mortgage Association, Pool #MA4198 4.50%	01/20/47	89,788	89,579
Government National Mortgage Association, Pool #MA4264 4.50%	02/20/47	26,312,238	26,250,880
Government National Mortgage Association, Pool #MA4384 4.50%	04/20/47	1,054,434	1,049,997
Government National Mortgage Association, Pool #MA4453 4.50%	05/20/47	57,513,304	57,271,261
Government National Mortgage Association, Pool #MA4512 4.50%	06/20/47	201,801	200,951
Government National Mortgage Association, Pool #MA4588 4.50%	07/20/47	31,945	31,811
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,827,986	1,812,387
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	17,191	17,045
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	219,495,521	215,584,767
Government National Mortgage Association, Pool #81497 4.75% (1 yr. CMT + 1.500%)(2)	10/20/35	6,067	6,169
Government National Mortgage Association, Pool #4058 5.00%	12/20/37	334	343
Government National Mortgage Association, Pool #4342 5.00%	01/20/39	459	470
Government National Mortgage Association, Pool #4520 5.00%	08/20/39	8,636	8,850
Government National Mortgage Association, Pool #MA2374 5.00%	11/20/44	129,720	132,937
Government National Mortgage Association, Pool #MA3524 5.00%	03/20/46	6,520	6,682
Government National Mortgage Association, Pool #MA3600 5.00%	04/20/46	3,606,813	3,696,263
Government National Mortgage Association, Pool #MA3666 5.00%	05/20/46	2,103,707	2,155,879
Government National Mortgage Association, Pool #MA3739 5.00%	06/20/46	1,316,368	1,349,014
Government National Mortgage Association, Pool #MA3806 5.00%	07/20/46	94,852	97,202
Government National Mortgage Association, Pool #MA3877 5.00%	08/20/46	416,801	427,138
Government National Mortgage Association, Pool #MA4007 5.00%	10/20/46	2,274,753	2,331,108
Government National Mortgage Association, Pool #MA4072 5.00%	11/20/46	699,851	717,190
Government National Mortgage Association, Pool #MA4199 5.00%	01/20/47	1,955,338	2,003,780
Government National Mortgage Association, Pool #MA4265 5.00%	02/20/47	459,083	470,562
Government National Mortgage Association, Pool #MA4324 5.00%	03/20/47	2,511,460	2,573,745
Government National Mortgage Association, Pool #MA4385 5.00%	04/20/47	4,279,937	4,385,367
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	9,969,118	10,195,065

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, Pool #MA4513 5.00%	06/20/47	$172,621	$176,873
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	8,541,566	8,735,158
Government National Mortgage Association, Pool #MA4655 5.00%	08/20/47	9,722,346	9,942,700
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	187,010	191,054
Government National Mortgage Association, Pool #MA4781 5.00%	10/20/47	2,300,722	2,352,868
Government National Mortgage Association, Pool #MA4840 5.00%	11/20/47	715,994	732,222
Government National Mortgage Association, Pool #MA5530 5.00%	10/20/48	2,752,239	2,789,946
Government National Mortgage Association, Pool #80968 5.38% (1 yr. CMT + 1.500%)(2)	07/20/34	3,832	3,893
Government National Mortgage Association, Pool #81432 5.38% (1 yr. CMT + 1.500%)(2)	08/20/35	5,918	6,005
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	81,744,849	83,041,326
Government National Mortgage Association, Pool #81267 5.63% (1 yr. CMT + 1.500%)(2)	03/20/35	5,597	5,633
Government National Mortgage Association, Pool #2631 7.00%	08/20/28	296	304
Government National Mortgage Association REMICS Series 2003-86, Class ZK 5.00%	10/20/33	1,932,792	1,972,259
Government National Mortgage Association REMICS Series 2007-35, Class PY (I/O) (I/F) (PAC) 2.90% (-1 mo. USD Term SOFR + 6.636%)(2)	06/16/37	4,525,463	487,565
Government National Mortgage Association REMICS Series 2009-106, Class SD (I/O) (I/F) 2.40% (-1 mo. USD Term SOFR + 6.136%)(2)	03/20/36	3,741,015	311,139
Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I//F) 2.95% (-1 mo. USD Term SOFR + 6.686%)(2)	05/20/37	9,257,767	928,810
Government National Mortgage Association REMICS Series 2009-124, Class SC (I/O) (I/F) 2.63% (-1 mo. USD Term SOFR + 6.366%)(2)	12/20/39	1,636,312	178,139
Government National Mortgage Association REMICS Series 2009-66, Class XS (I/O) (I/F) (PAC) 2.95% (-1 mo. USD Term SOFR + 6.686%)(2)	07/16/39	6,160	240
Government National Mortgage Association REMICS Series 2010-4, Class SL (I/O) (I/F) 2.55% (-1 mo. USD Term SOFR + 6.286%)(2)	01/16/40	20,592	2,086
Government National Mortgage Association REMICS Series 2010-4, Class SM (I/O) (I/F) 1.95% (-1 mo. USD Term SOFR + 5.686%)(2)	01/16/40	3,744,083	322,579
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	47,933	9,103
Government National Mortgage Association REMICS Series 2014-108, Class PA (PAC) 2.63%	12/20/39	2,961,731	2,865,403
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	515,739	478,935
Government National Mortgage Association REMICS Series 2019-1, Class NP 3.50%	01/20/49	4,548,242	4,267,634
Government National Mortgage Association REMICS Series 2019-119, Class JE (PAC) 3.00%	09/20/49	3,140,433	2,826,653
Government National Mortgage Association REMICS Series 2019-15, Class GT 3.50%	02/20/49	5,385,966	5,025,332
Government National Mortgage Association REMICS Series 2019-71, Class PT 3.00%	06/20/49	663,243	597,196
Government National Mortgage Association REMICS Series 2019-86, Class C 2.50%	03/20/49	7,727,300	6,588,355
Government National Mortgage Association REMICS Series 2019-90, Class HE 3.00%	07/20/49	5,011,308	4,579,426
Government National Mortgage Association, TBA
2.50%(7)	01/20/55	428,675,000	370,061,839
3.50%(7)	01/20/55	171,625,000	156,198,744
4.00%(7)	05/01/55	174,725,000	164,948,175
4.50%(7)	07/01/55	155,025,000	151,036,904
5.00%(7)	07/01/55	391,825,000	390,809,586
5.50%(7)	05/01/55	158,675,000	160,218,908
Uniform Mortgage-Backed Security, TBA
2.00%(7)	10/01/51	162,200,000	131,274,624
2.50%(7)	11/01/51	154,650,000	130,883,852
3.00%(7)	12/01/51	131,700,000	116,518,941
3.50%(7)	01/01/52	199,850,000	184,200,446
3.50%(7)	01/01/52	24,300,000	22,469,493
4.00%(7)	05/01/55	168,925,000	160,271,563
4.50%(7)	07/01/55	142,575,000	139,189,414
5.00%(7)	07/01/55	96,125,000	95,892,137
5.50%(7)	05/01/55	158,475,000	160,710,290

Total Residential Mortgage-backed Securities—Agency (Cost: $11,341,741,419)			10,935,506,779

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.0%
AMSR Trust Series 2021-SFR1, Class G 4.61%(1)	06/17/38	15,250,000	14,616,878
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(1),(8),(9)	08/10/38	122,930,000	120,597,206
BGME Trust Series 2021-VR, Class A 2.99%(1),(8)	01/10/43	20,000,000	17,589,602
BGME Trust Series 2021-VR, Class B 2.99%(1),(8)	01/10/43	32,137,000	27,155,601
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(1)	03/09/44	130,165,000	121,029,461
BX Commercial Mortgage Trust Series 2022-CSMO, Class B 6.89% (1 mo. USD Term SOFR+ 3.141%)(1),(2)	06/15/27	90,170,000	90,544,963

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
BX Trust Series 2019-OC11, Class A 3.20%(1)	12/09/41	$42,270,000	$40,165,825
BXHPP Trust Series 2021-FILM, Class A 4.51% (1 mo. USD Term SOFR+ 0.764%)(1),(2)	08/15/36	16,088,000	15,544,232
BXHPP Trust Series 2021-FILM, Class C 4.96% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36	15,057,000	14,130,878
BXHPP Trust Series 2021-FILM, Class D 5.36% (1 mo. USD Term SOFR + 1.614%)(1),(2)	08/15/36	11,500,000	10,673,462
CALI Mortgage Trust Series 2019-101C, Class XA (I/O) 0.30%(1),(8)	03/10/39	272,551,000	2,446,704
Century Plaza Towers Series 2019-CPT, Class A 2.87%(1)	11/13/39	27,645,000	25,691,300
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	5,000,000	4,569,118
COLT Mortgage Loan Trust 7.05%(8)	03/10/27	82,621,583	82,927,282
DC Office Trust Series 2019-MTC, Class A 2.97%(1)	09/15/45	31,135,000	28,301,410
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38	12,416,000	12,254,828
FirstKey Homes Trust Series 2021-SFR2, Class F1 2.91%(1)	09/17/38	12,677,000	12,427,271
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(1)	07/10/39	84,915,000	81,335,595
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 2.94%(1),(8)	12/10/41	81,025,000	76,438,637
MF1 Ltd. Series 2022-FL8, Class A 5.08% (1 mo. USD Term SOFR + 1.350%)(1),(2)	02/19/37	16,232,839	16,232,069
MKT Mortgage Trust Series 2020-525M, Class A 2.69%(1)	02/12/40	8,500,000	7,707,599
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	147,000,000	136,570,850
Progress Residential Trust Series 2021-SFR3, Class E1 2.54%(1)	05/17/26	3,055,000	3,034,523
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26	3,190,000	3,175,812
Progress Residential Trust Series 2021-SFR6, Class E2 2.53%(1)	07/17/38	3,973,000	3,921,482
Progress Residential Trust Series 2021-SFR6, Class F 3.42%(1)	07/17/38	10,437,000	10,337,010
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38	8,896,000	8,827,059
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	23,777,000	22,575,793
Progress Residential Trust Series 2021-SFR8, Class E1 2.38%(1)	10/17/38	17,400,000	17,109,622
Progress Residential Trust Series 2021-SFR8, Class E2 2.53%(1)	10/17/38	13,425,000	13,195,787
Progress Residential Trust Series 2021-SFR8, Class F 3.18%(1)	10/17/38	61,665,000	60,745,945
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38	19,482,000	19,218,434
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(1),(8)	01/05/43	56,465,000	48,541,837
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(8)	01/05/43	8,710,000	7,541,011
SHOW Trust Series 2022-BIZ, Class A 6.76% (1 mo. USD Term SOFR + 2.984%)(1),(2),(4),(9)	01/15/27	68,000,000	44,252,636
SREIT Trust Series 2021-PALM, Class G 7.48% (1 mo. USD Term SOFR + 3.731%)(1),(2)	10/15/34	40,000,000	40,070,784

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $1,325,932,828)			1,261,498,506

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%
Government National Mortgage Association Series 2020-193 (I/O) 0.78%(8)	09/16/62	532,442,450	28,184,522
Government National Mortgage Association Series 2021-10 (I/O) 0.99%(8)	05/16/63	58,079,014	4,373,954
Government National Mortgage Association Series 2021-150 (I/O) 1.04%(8)	11/16/63	31,091,019	2,347,328
Government National Mortgage Association Series 2021-17 (I/O) 1.05%(8)	01/16/61	125,744,188	9,936,532
Government National Mortgage Association Series 2021-2, Class AH 1.50%	06/16/63	94,305,504	70,385,667
Government National Mortgage Association Series 2021-21, Class AH 1.40%	06/16/63	64,967,730	49,983,833
Government National Mortgage Association Series 2021-31 (I/O) 0.94%(8)	01/16/61	107,907,012	7,564,929
Government National Mortgage Association Series 2021-31, Class B 1.25%	01/16/61	70,562,194	51,702,338
Government National Mortgage Association Series 2022-32 (I/O) 0.53%(8)	02/01/62	261,325,409	9,503,229

Total Commercial Mortgage-backed Securities—Agency (Cost: $255,217,742)			233,982,332

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.1%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	12,924	12,785
ABFC Trust Series 2006-OPT3, Class A3B 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	37,144,816	15,272,946
ABFC Trust Series 2007-WMC1, Class A2A 4.60% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	18,133,155	15,547,465
ABFC Trust Series 2007-WMC1, Class A2B 4.85% (1 mo. USD Term SOFR + 1.114%)(2)	06/25/37	13,246,905	11,357,768
ACE Securities Corp. Home Equity Loan Trust Series 2004-IN1, Class A1 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/34	98,706	93,792

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C 4.15% (1 mo. USD Term SOFR + 0.414%)(2)	06/25/36	$2,037,764	$1,518,517
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP2, Class A1 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	06/25/37	22,146,181	16,249,428
Adjustable Rate Mortgage Trust Series 2005-10, Class 6A1 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	01/25/36	111,730	106,858
Adjustable Rate Mortgage Trust Series 2007-3, Class 2A1 6.05%(1),(8)	11/25/37	24,140,821	15,193,279
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	59,072	57,946
American Home Mortgage Assets Trust Series 2006-3, Class 2A1 5.18% (1 yr. MTA + 1.150%)(2)	10/25/46	28,271,710	18,655,040
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.73% (1 yr. MTA + 0.700%)(2)	02/25/47	43,048,924	14,766,728
American Home Mortgage Assets Trust Series 2007-2, Class A1 3.97% (1 mo. USD Term SOFR + 0.239%)(2)	03/25/47	19,095,296	17,367,911
American Home Mortgage Investment Trust Series 2004-3, Class 2A 4.70% (6 mo. USD Term SOFR + 1.928%)(2)	10/25/34	1,009,788	1,003,901
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1 4.58% (1 mo. USD Term SOFR + 0.849%)(2)	10/25/35	11,098	11,059
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1 4.51% (1 mo. USD Term SOFR + 0.774%)(2)	11/25/35	5,755,880	5,652,999
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6, Class A5 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	7,753,550	7,644,927
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	9,261	9,432
Banc of America Funding Trust Series 2006-D, Class 3A1 4.90%(8)	05/20/36	1,975,824	1,769,529
Banc of America Funding Trust Series 2006-E, Class 2A1 5.49%(8)	06/20/36	18,895	16,999
Banc of America Funding Trust Series 2006-H, Class 3A1 4.07%(8)	09/20/46	377,948	324,102
Banc of America Mortgage Trust Series 2004-F, Class 1A1 5.82%(8)	07/25/34	11,029	10,644
Banc of America Mortgage Trust Series 2005-C, Class 2A2 5.88%(8)	04/25/35	60,530	59,975
Banc of America Mortgage Trust Series 2007-1, Class 1A2 6.00%	03/25/37	303,339	262,419
Banc of America Mortgage Trust Series 2007-3, Class 1A1 6.00%	09/25/37	105,826	87,832
BCAP LLC Trust Series 2007-AA2, Class 2A5 6.00%	04/25/37	201,933	87,018
BCAP LLC Trust Series 2007-AA5, Class A1 5.15% (1 mo. USD Term SOFR + 1.414%)(2)	09/25/47	10,463,261	9,452,701
Bear Stearns ALT-A Trust Series 2005-4, Class 22A 4.93%(8)	05/25/35	4,778	4,660
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.13%(8)	07/25/36	1,179,786	480,500
Bear Stearns ARM Trust Series 2004-10, Class 14A 4.79%(8)	01/25/35	1,456,175	1,422,060
Bear Stearns ARM Trust Series 2006-4, Class 2A1 4.10%(8)	10/25/36	134,112	112,936
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC5, Class 2A3 4.10% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/49	833,580	484,384
Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC) 6.00%	03/25/36	55,663	55,593
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	1,437,801	1,420,328
Bear Stearns Asset-Backed Securities I Trust Series 2007-AC1, Class A3 6.55%	02/25/37	24,201,978	22,899,222
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A1 5.50%	01/25/34	340,138	283,482
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2 5.75%	01/25/34	306,657	255,522
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 4.21% (1 mo. USD Term SOFR + 0.474%)(2)	10/25/36	769,522	685,767
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A1 4.01% (1 mo. USD Term SOFR + 0.274%)(2)	12/25/46	11,086,360	9,943,203
Bear Stearns Mortgage Funding Trust Series 2007-AR5, Class 1A1 4.19% (1 mo. USD Term SOFR + 0.454%)(2)	06/25/47	1,677,038	1,493,397
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.48%	02/25/37	20,075,867	11,602,861
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2D 3.48%	02/25/37	14,698,523	8,495,022
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2E 3.48%	02/25/37	2,672,904	1,544,807
C-BASS Trust Series 2006-CB7, Class A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	28,722,522	21,097,496

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
C-BASS Trust Series 2006-CB9, Class A3 4.15% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/36	$20,877,479	$9,548,810
C-BASS Trust Series 2007-CB1, Class AF4 3.09%	01/25/37	5,680,110	1,566,677
C-BASS Trust Series 2007-CB1, Class AF5 3.09%	01/25/37	10,674,278	2,943,195
C-BASS Trust Series 2007-CB5, Class A2 3.13% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	17,521,502	10,511,445
Carrington Mortgage Loan Trust Series 2006-NC3, Class A4 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	46,429,000	39,775,195
Carrington Mortgage Loan Trust Series 2007-RFC1, Class A4 4.07% (1 mo. USD Term SOFR + 0.334%)(2)	10/25/36	22,415,000	20,686,528
Chase Funding Trust Series 2003-5, Class 2A2 4.45% (1 mo. USD Term SOFR + 0.714%)(2)	07/25/33	1,834	1,841
Chase Funding Trust Series 2004-2, Class 2A2 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	02/26/35	2,299	2,253
Chase Mortgage Finance Trust Series 2006-A1, Class 1A2 4.04%(8)	09/25/36	261,081	233,405
Chase Mortgage Finance Trust Series 2006-S3, Class 2A1 5.50%	11/25/21	1,301,032	107,032
Chase Mortgage Finance Trust Series 2007-A2, Class 2A3 6.16%(8)	06/25/35	413,625	415,524
ChaseFlex Trust Series 2006-2, Class A2B 3.95% (1 mo. USD Term SOFR + 0.314%)(2)	09/25/36	3,317,513	2,819,837
CHL Mortgage Pass-Through Trust Series 2001-HYB1, Class 1A1 5.75%(8)	06/19/31	3,589	3,559
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.50%(8)	08/25/34	411,330	388,310
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1 4.51% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	48,093	45,988
CHL Mortgage Pass-Through Trust Series 2004-7, Class 2A1 5.24%(8)	06/25/34	31,569	29,086
CHL Mortgage Pass-Through Trust Series 2004-HYB3, Class 1A 6.68%(8)	06/20/34	3,695	3,640
CHL Mortgage Pass-Through Trust Series 2004-HYB4, Class 2A1 5.21%(8)	09/20/34	300,043	291,068
CHL Mortgage Pass-Through Trust Series 2005-11, Class 1A2 4.49%(8)	04/25/35	185,887	171,441
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 5.03%(8)	09/25/47	449,511	351,235
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.71%(8)	03/25/37	767,483	643,857
CIM Trust Series 2019-R1, Class A 3.25%(1),(8)	10/25/58	31,283,057	29,760,674
CIM Trust Series 2019-R3, Class A 2.63%(1),(8)	06/25/58	57,282,771	54,264,851
CIM Trust Series 2019-R4, Class A1 3.00%(1),(8)	10/25/59	64,361,707	60,680,533
CIM Trust Series 2020-R1, Class A1 2.85%(1),(8)	10/27/59	98,883,662	91,776,248
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(8)	01/26/60	69,863,102	67,907,724
CIM Trust Series 2020-R6, Class A1 2.25%(1),(8)	12/25/60	58,450,112	53,247,824
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(8)	12/25/60	34,901,265	32,337,323
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(8)	12/27/61	141,571,984	132,268,850
CIM Trust Series 2021-R1, Class A2 2.40%(1),(8)	08/25/56	47,930,270	44,250,864
CIM Trust Series 2021-R2, Class A2 2.50%(1),(8)	01/25/57	40,741,716	39,327,439
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(8)	06/25/57	129,766,304	121,472,434
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(8)	05/01/61	124,717,675	117,987,609
CIM Trust Series 2021-R5, Class A1 2.00%(1),(8)	08/25/61	31,286,282	27,756,649
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(8)	08/25/61	122,899,706	109,932,416
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(8)	04/25/62	220,704,976	220,024,807
CIM Trust Series 2023-R3, Class A1 4.50%(1),(8)	01/25/63	31,437,781	30,060,559
CIM Trust Series 2023-R3, Class A1A 4.50%(1),(8)	01/25/63	175,700,529	170,151,552
Citicorp Mortgage Securities, Inc. Series 2005-1, Class 1A1 5.00%	02/25/35	56,960	55,188
Citicorp Residential Mortgage Trust Series 2007-1, Class A5 6.55%	03/25/37	279	278
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.11% (1 mo. USD Term SOFR + 0.374%)(2)	11/25/35	77,961	69,040
Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A1 5.71%(8)	03/25/36	5,433,393	4,033,395
Citigroup Mortgage Loan Trust Series 2014-5, Class 2A2 4.84% (1 mo. USD LIBOR + 1.750%)(1),(2)	02/20/36	4,426,565	4,178,925
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 3A2 4.96%(8)	10/25/35	256,099	226,465
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A1 7.25%	05/25/36	25,506,734	12,596,667
Citigroup Mortgage Loan Trust, Inc. Series 2007-6, Class 1A4 4.75%(8)	03/25/37	80,893	79,795
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A1 5.13%(8)	04/25/37	38,741	35,065
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35	17,516,170	17,469,829

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	$1,176	$1,208
Countrywide Alternative Loan Trust Series 2005-76, Class 2A1 5.03% (1 yr. MTA + 1.000%)(2)	02/25/36	24,720,520	22,910,924
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 5.01%(8)	02/25/36	20,843	18,065
Countrywide Alternative Loan Trust Series 2006-HY13, Class 4A1 4.73%(8)	02/25/37	557,158	500,508
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A1 4.05% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	517,031	138,373
Countrywide Asset-Backed Certificates Trust Series 2005-13, Class AF4 5.81%(8)	04/25/36	71,563	66,893
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A2 4.65% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/47	5,449,312	5,056,481
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2A4 5.18%(8)	08/25/33	2,971	2,901
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-6, Class 8A1 4.50%	07/25/49	2,549	2,203
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%	01/25/33	2,246	2,192
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	6,916,396	6,439,568
CSAB Mortgage-Backed Trust Series 2006-4, Class A6B 6.28%	12/25/36	5,268,016	206,829
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-1, Class 2A1 6.50%	02/25/34	1,814	1,819
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 6A1 5.95%(8)	06/25/34	25,937	25,555
CSMC Trust Series 2021-NQM6, Class A1 1.17%(1),(8)	07/25/66	5,081,821	4,373,558
CSMC Trust Series 2021-RP11, Class PT 3.72%(1),(8)	10/25/61	192,020,163	162,184,473
CSMC Trust Series 2021-RP11, Class SA (I/O) 0.00%(1),(6),(8)	10/25/61	135,445	131,695
CSMC Trust Series 2022-RPL1, Class PT 4.57%(1),(8)	04/25/61	191,044,872	173,402,069
CSMC Trust Series 2022-RPL1, Class SA (I/O) 0.00%(1),(6),(8)	04/25/61	291,177	286,386
CSMCM Trust Series 2021-RP11, Class CERT 3.78%(1)	10/27/61	8,066,198	6,392,052
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	7,954,790	6,741,392
Deephaven Residential Mortgage Trust Series 2021-4, Class A1 1.93%(1),(8)	11/25/66	18,062,957	16,122,977
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A1 4.11% (1 mo. USD Term SOFR + 0.374%)(2)	12/25/36	1,291,811	444,206
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 1A7 5.50%	12/25/35	178,951	145,478
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 2A1 3.85%(8)	02/25/36	476,353	308,094
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A1 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	08/25/36	1,551,443	1,439,363
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR4, Class A2 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	12/25/36	23,711,007	7,516,100
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	267,211	235,515
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-3, Class 1A1 5.69% (1 mo. USD Term SOFR + 1.814%)(2)	10/25/47	15,721,557	12,479,079
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A4 4.55% (1 mo. USD Term SOFR + 0.814%)(2)	06/25/37	12,881,795	11,249,905
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-OA3, Class A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	07/25/47	22,800,527	21,736,308
DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1 4.57% (1 mo. USD Term SOFR + 0.834%)(2)	01/19/45	859,830	656,706
DSLA Mortgage Loan Trust Series 2005-AR3, Class 2A1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	07/19/45	50,517	49,685
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 4.05% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	11,563,601	7,860,469
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 3.99% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	4,500,096	3,812,842
Equity One Mortgage Pass-Through Trust Series 2002-4, Class M1 5.22%(8)	02/25/33	1,776	1,774
Equity One Mortgage Pass-Through Trust Series 2002-5, Class M1 5.80%	11/25/32	15,547	16,898

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1 7.39% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	$9,504,263	$9,648,703
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 6.97% (30 day USD SOFR Average + 3.100%)(1),(2)	10/25/41	5,660,000	5,753,065
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	8,301,581	5,505,981
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2D 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	10/25/36	523,478	346,916
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B 4.07% (1 mo. USD Term SOFR + 0.334%)(2)	12/25/37	4,002,289	3,726,117
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/37	11,006,654	10,244,194
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.27% (1 mo. USD Term SOFR + 0.534%)(2)	12/25/37	7,977,265	7,421,690
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	45,748,114	25,294,045
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/37	41,538,683	21,876,256
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.05% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/37	18,560,280	8,880,021
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 4.15% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/37	10,640,312	5,103,477
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.29% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	31,475,264	15,105,527
First Horizon Alternative Mortgage Securities Trust Series 2004-AA2, Class 1A1 5.54%(8)	08/25/34	1,739,030	1,703,090
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.04%(8)	09/25/34	3,990	4,058
First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1 5.17%(8)	10/25/34	258,193	254,598
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 5.07%(8)	12/25/35	5,212,958	4,266,268
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.84%(8)	02/25/36	5,219,866	3,122,700
First Horizon Alternative Mortgage Securities Trust Series 2005-AA4, Class 2A1 5.08%(8)	06/25/35	4,947,186	4,595,960
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 5.19%(8)	09/25/35	3,506,901	3,103,837
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 5.09%(8)	10/25/35	6,238,510	3,403,696
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 5.29%(8)	11/25/35	5,287,738	4,569,665
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1 4.34%(8)	12/25/34	53,865	52,278
First Horizon Mortgage Pass-Through Trust Series 2006-AR4, Class 1A2 4.78%(8)	01/25/37	37,017	17,553
First Horizon Mortgage Pass-Through Trust Series 2007-AR3, Class 1A1 4.53%(8)	11/25/37	65,066	24,956
GMACM Home Equity Loan Trust Series 2000-HE2, Class A1 2.25% (1 mo. USD Term SOFR + 0.554%)(2)	06/25/30	6,754	6,070
GMACM Mortgage Loan Trust Series 2005-AR6, Class 3A1 3.72%(8)	11/19/35	104,014	91,668
GMACM Mortgage Loan Trust Series 2006-AR2, Class 1A1 0.00%(6),(8)	05/19/36	1,454,196	901,521
GreenPoint Mortgage Funding Trust Series 2005-AR4, Class G41 4.05% (1 mo. USD Term SOFR + 0.314%)(2)	10/25/45	5,410,691	5,011,780
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1 4.21% (1 mo. USD Term SOFR + 0.474%)(2)	01/25/37	7,523,633	7,049,383
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(1)	10/25/57	10,863,182	10,722,973
GS Mortgage-Backed Securities Trust Series 2023-PJ1, Class A3 3.00%(1),(8)	02/25/53	82,221,736	71,953,878
GSAA Home Equity Trust Series 2005-11, Class 2A2 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	10/25/35	18,722	20,818
GSAMP Trust Series 2005-AHL2, Class A2D 4.55% (1 mo. USD Term SOFR + 0.814%)(2)	12/25/35	12,986,860	12,543,502

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
GSAMP Trust Series 2007-HE2, Class A1 4.32% (1 mo. USD Term SOFR + 0.584%)(2)	03/25/47	$57,710,067	$44,259,755
GSMSC Resecuritization Trust Series 2015-3R, Class 1B 4.13% (1 mo. USD Term SOFR + 0.394%)(1),(2)	01/26/37	9,420,639	8,619,746
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.92%(8)	08/25/34	813	778
GSR Mortgage Loan Trust Series 2004-9, Class 5A7 4.85%(8)	08/25/34	1,692	1,688
GSR Mortgage Loan Trust Series 2005-AR5, Class 2A3 4.68%(8)	10/25/35	1,662,423	820,149
GSR Mortgage Loan Trust Series 2005-AR5, Class 2A4 4.68%(5),(8)	10/25/35	19	—
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 5.11%(8)	09/25/35	20,781	18,802
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 4.99%(8)	05/25/37	1,152,988	582,564
HarborView Mortgage Loan Trust Series 2004-1, Class 2A 5.83%(8)	04/19/34	2,537	2,351
HarborView Mortgage Loan Trust Series 2004-11, Class 3A2 4.53% (1 mo. USD Term SOFR + 0.794%)(2)	01/19/35	128,334	130,311
HarborView Mortgage Loan Trust Series 2004-3, Class 1A 5.46%(8)	05/19/34	21,887	20,893
HarborView Mortgage Loan Trust Series 2005-3, Class 2A1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	06/19/35	86,487	85,286
HarborView Mortgage Loan Trust Series 2006-1, Class 2A1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	03/19/36	8,261,280	7,752,627
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1 4.05% (1 mo. USD Term SOFR + 0.514%)(2)	11/19/36	43,393,166	35,143,513
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.21% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	28,082,152	14,124,637
HarborView Mortgage Loan Trust Series 2006-5, Class 1A1 4.94% (1 yr. MTA + 0.910%)(2)	07/19/47	32,851,396	10,168,489
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.27% (1 mo. USD Term SOFR + 0.534%)(2)	09/19/46	44,291,444	38,739,357
HarborView Mortgage Loan Trust Series 2007-7, Class 1A1 5.85% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	13,298,732	10,904,350
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A 5.85% (1 mo. USD Term SOFR + 2.114%)(2)	10/25/37	9,560,930	9,057,754
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	10/25/36	48,302,968	12,917,363
Impac CMB Trust Series 2004-8, Class 2A1 4.55% (1 mo. USD Term SOFR + 0.814%)(2)	10/25/34	829	830
Impac CMB Trust Series 2005-1, Class 1A1 4.37% (1 mo. USD Term SOFR + 0.634%)(2)	04/25/35	988,758	965,159
Impac Secured Assets Trust Series 2006-3, Class A1 4.19% (1 mo. USD Term SOFR + 0.454%)(2)	11/25/36	2,958,823	2,739,635
Impac Secured Assets Trust Series 2006-5, Class 1A1 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	5,184,059	4,785,172
Impac Secured Assets Trust Series 2007-2, Class 1A1 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/37	24,142,715	20,770,098
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A2 4.04%(8)	03/25/37	267,166	208,594
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.37%(8)	11/25/37	1,074,344	877,880
IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 1A 4.35%(8)	08/25/34	422,014	402,673
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2 4.71% (1 mo. USD Term SOFR + 0.974%)(2)	09/25/34	28,813	25,334
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.64%(8)	10/25/35	14,889,121	11,878,834
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/35	300,993	250,065
IndyMac INDX Mortgage Loan Trust Series 2006-AR19, Class 1A2 3.80%(8)	08/25/36	9,374,379	5,830,986
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 2A2 4.25% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/36	9,600,742	8,838,097
IndyMac INDX Mortgage Loan Trust Series 2006-AR35, Class 2A3 4.25% (1 mo. USD Term SOFR + 0.514%)(2)	01/25/37	21,991,487	20,084,126
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 1A1 3.17%(8)	05/25/36	1,499,869	1,219,103
IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 2A1 3.79%(8)	05/25/36	15,993,533	10,584,777
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.32%(8)	06/25/37	1,943,579	1,750,175

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28	$13,566	$13,613
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.49%(8)	05/25/36	3,457,224	1,879,286
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A3A 6.33%	07/25/36	26,313,693	6,841,013
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A6 6.50%	07/25/36	3,669,381	953,441
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 4.00% (1 mo. USD Term SOFR + 0.214%)(2)	03/25/47	89,077	61,080
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF2 4.13%	03/25/47	5,827,226	3,829,190
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 4.13%	05/25/35	4,904,322	3,222,171
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF4 4.13%	03/25/47	2,229,237	1,464,071
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AV4 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/47	217,030	207,597
JPMorgan Mortgage Trust Series 2003-A2, Class 2A3 5.82%(8)	11/25/33	33,216	31,668
JPMorgan Mortgage Trust Series 2004-A4, Class 1A3 6.74%(8)	09/25/34	11,063	10,850
JPMorgan Mortgage Trust Series 2005-A5, Class TA1 5.91%(8)	08/25/35	21,764	20,850
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3 5.50%	09/25/49	1,497,157	776,796
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 6.31%(8)	11/25/33	650	647
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 5.13%(8)	05/25/36	376,915	316,320
JPMorgan Mortgage Trust Series 2006-A3, Class 3A3 4.51%(8)	05/25/36	243,471	198,231
JPMorgan Mortgage Trust Series 2006-A4, Class 1A1 5.02%(8)	06/25/36	201,197	133,730
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 5.02%(8)	06/25/36	648,594	431,101
JPMorgan Mortgage Trust Series 2006-A5, Class 2A4 5.55%(8)	08/25/36	173,202	135,523
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2 6.03%(8)	07/25/35	290,184	289,038
JPMorgan Mortgage Trust Series 2007-A3, Class 2A3 5.21%(8)	05/25/37	921,862	768,881
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2 4.84%(8)	05/25/37	155,735	134,410
JPMorgan Mortgage Trust Series 2007-A4, Class 2A3 4.83%(8)	06/25/37	189,193	146,859
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 4.05% (1 mo. USD Term SOFR + 0.314%)(1),(2)	06/25/37	154,532	103,506
Lehman XS Trust Series 2005-5N, Class 3A1 4.15% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/35	123,776	123,912
Lehman XS Trust Series 2005-7N, Class 1A1 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/35	191,562	182,595
Lehman XS Trust Series 2006-12N, Class A31A 4.25% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	5,081,510	5,465,380
Lehman XS Trust Series 2006-14N, Class 3A2 4.09% (1 mo. USD Term SOFR + 0.354%)(2)	08/25/36	16,195	19,039
Lehman XS Trust Series 2006-5, Class 1A1 4.27% (1 mo. USD Term SOFR + 0.534%)(2)	04/25/36	15,788,049	14,130,959
Lehman XS Trust Series 2006-8, Class 1A1 4.17% (1 mo. USD Term SOFR + 0.274%)(2)	06/25/36	20,332,961	18,584,918
Lehman XS Trust Series 2007-4N, Class 1A3 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	03/25/47	10,995,653	9,772,381
Long Beach Mortgage Loan Trust Series 2004-4, Class M1 4.75% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/34	38,201	37,381
Luminent Mortgage Trust Series 2006-5, Class A1A 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	07/25/36	23,911,750	14,515,819
Luminent Mortgage Trust Series 2006-6, Class A1 4.25% (1 mo. USD Term SOFR + 0.514%)(2)	10/25/46	7,340,944	6,805,712
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.36%(8)	01/25/34	9,503	9,315
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 6.22%(8)	11/25/33	213,601	212,616
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 5.63%(8)	11/21/34	1,009,118	1,002,687
MASTR Adjustable Rate Mortgages Trust Series 2004-8, Class 2A1 5.09%(8)	09/25/34	911,510	876,598
MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 5A1 4.40%(8)	05/25/36	4,287,258	1,317,611
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A 4.24% (1 mo. USD Term SOFR+ 0.504%)(2)	01/25/47	75,923,526	29,992,852
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A3 4.15% (1 mo. USD Term SOFR+ 0.414%)(2)	11/25/36	11,445,218	3,328,166
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A4 4.27% (1 mo. USD Term SOFR+ 0.534%)(2)	11/25/36	3,179,227	923,537

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3 4.27% (1 mo. USD Term SOFR+ 0.534%)(2)	05/25/37	$7,803,108	$7,613,767
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(8)	10/25/32	5,558	5,467
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A1 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	04/25/37	114,020,791	49,333,991
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B 4.19% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	23,306,916	8,668,639
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	48,824,304	18,259,533
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 4.33% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	13,239,290	9,749,166
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2D 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	05/25/37	6,538,136	4,842,274
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.21% (1 mo. USD Term SOFR + 0.474%)(2)	06/25/37	3,575,493	3,596,391
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	5,328,722	5,374,848
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A2 4.09% (1 mo. USD Term SOFR + 0.354%)(2)	07/25/37	8,515,034	8,600,336
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	6,241,732	6,330,151
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 6.73%(8)	10/25/33	104,595	103,053
Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1 5.11%(8)	08/25/34	366,388	348,434
Merrill Lynch Mortgage Investors Trust Series 2005-A10, Class A 4.27% (1 mo. USD Term SOFR + 0.534%)(2)	02/25/36	2,465	2,441
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2B 3.84%	03/25/37	25,851,781	4,862,521
Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2D 3.84%	03/25/37	20,233,299	3,800,890
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.01% (1 yr. CMT + 2.400%)(2)	08/25/36	1,204,306	1,043,067
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	1,198,195	1,198,420
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	3,401,348	3,424,688
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38	28,257	28,265
Morgan Stanley Mortgage Loan Trust Series 2004-11AR, Class 1A1 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/35	36,944	35,379
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.09%(8)	09/25/34	157,840	154,657
Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class A 4.11% (1 mo. USD Term SOFR + 0.374%)(2)	04/25/35	435,233	435,249
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2 5.96%(8)	06/25/36	610,030	152,592
MortgageIT Trust Series 2005-1, Class 1A1 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	795,430	811,676
MortgageIT Trust Series 2005-4, Class A1 4.41% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	827,232	830,656
MortgageIT Trust Series 2005-5, Class A1 4.37% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	217,541	217,519
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/37	2,885,322	2,835,822
NLT Trust Series 2021-INV3, Class PT 0.00%(1),(6),(8)	11/25/56	130,783,320	126,244,799
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(8)	09/15/29	20,571,005	2,351,262
OBX Trust Series 2021-NQM4, Class A1 1.96%(1),(8)	10/25/61	4,046,213	3,499,445
Ownit Mortgage Loan Trust Series 2006-4, Class A1 4.35% (1 mo. USD Term SOFR + 0.394%)(2)	05/25/37	934,193	930,663
Ownit Mortgage Loan Trust Series 2006-4, Class A2D 4.55% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	13,597,928	11,475,941
Popular ABS Mortgage Pass-Through Trust Series 2005-6, Class A5 3.26%	01/25/36	14,436,407	14,002,808

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.16% (1 mo. USD Term SOFR + 0.424%)(2)	06/25/47	$15,477,403	$14,649,483
Popular ABS, Inc. Series 1998-1, Class A2 7.48%	11/25/29	43,317	42,282
RALI Trust Series 2005-QO5, Class A1 5.03% (1 yr. MTA + 1.000%)(2)	01/25/46	2,961,856	2,313,442
RALI Trust Series 2006-QA1, Class A11 5.07%(8)	01/25/36	72,482	52,212
RALI Trust Series 2006-QA1, Class A21 5.08%(8)	01/25/36	6,843,327	4,567,213
RALI Trust Series 2006-QA7, Class 2A1 4.22% (1 mo. USD Term SOFR + 0.484%)(2)	08/25/36	11,093,294	10,293,136
RALI Trust Series 2006-QS10, Class AV (I/O) 0.57%(8)	08/25/36	9,734,769	189,133
RALI Trust Series 2006-QS12, Class 2A9 4.23% (1 mo. USD Term SOFR + 0.494%)(2)	09/25/36	99,416	73,220
RALI Trust Series 2006-QS2, Class 1AV (I/O) 0.48%(8)	02/25/36	36,658,201	621,690
RALI Trust Series 2006-QS7, Class AV (I/O) 0.75%(8)	06/25/36	15,682,397	419,385
RALI Trust Series 2006-QS8, Class AV (I/O) 0.78%(8)	08/25/36	39,919,186	1,120,420
RALI Trust Series 2007-QS1, Class 2A4 4.40% (1 mo. USD Term SOFR + 0.664%)(2)	01/25/37	7,861,482	5,418,825
RALI Trust Series 2007-QS10, Class AV (I/O) 0.47%(8)	09/25/37	31,499,360	605,903
RALI Trust Series 2007-QS4, Class 3AV (I/O) 0.38%(8)	03/25/37	18,051,588	291,847
RALI Trust Series 2007-QS5, Class AV (I/O) 0.28%(8)	03/25/37	21,656,462	247,001
RALI Trust Series 2007-QS6, Class AV (I/O) 0.34%(8)	04/25/37	48,503,932	632,074
RALI Trust Series 2007-QS7, Class 2AV (I/O) 0.37%(8)	06/25/37	18,313,667	200,066
RALI Trust Series 2007-QS8, Class AV (I/O) 0.45%(8)	06/25/37	42,532,851	739,276
Residential Asset Mortgage Products Trust Series 2004-SL3, Class A4 8.50%	12/25/31	7,876	3,540
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 4.34% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	51,283	51,112
Residential Asset Securitization Trust Series 2004-IP2, Class 1A1 6.02%(8)	12/25/34	107,937	107,880
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.80%(8)	12/25/34	9,036	8,250
Residential Asset Securitization Trust Series 2004-IP2, Class 3A1 6.10%(8)	12/25/34	172,731	169,596
Residential Asset Securitization Trust Series 2006-A7CB, Class 1A3 6.25%	07/25/36	1,386,657	1,029,939
Residential Funding Mortgage Securities I Trust Series 2005-SA5, Class 1A 3.84%(8)	11/25/35	1,467,895	690,672
RFMSI Trust Series 2006-SA3, Class 3A1 5.57%(8)	09/25/36	35,972	31,261
RFMSI Trust Series 2006-SA4, Class 2A1 5.43%(8)	11/25/36	23,911	20,187
RFMSI Trust Series 2007-SA2, Class 2A2 5.67%(8)	04/25/37	658,708	572,043
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.09% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	135,609	101,064
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.80%	01/25/36	4,920,627	4,248,653
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	165,375	113,982
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2A 4.07% (1 mo. USD Term SOFR + 0.334%)(2)	02/25/37	4,800,097	1,955,965
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2B 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	02/25/37	23,761,984	9,682,483
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/37	30,749,738	13,763,229
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2A 4.11% (1 mo. USD Term SOFR + 0.374%)(2)	05/25/37	9,421,141	7,397,031
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2C 4.55% (1 mo. USD Term SOFR + 0.814%)(2)	05/25/37	7,105,343	5,578,122
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.15% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36	23,085,989	11,491,538
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 4.13% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	11,570,365	10,145,804
Sequoia Mortgage Trust Series 2003-8, Class A1 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	232	227
Sequoia Mortgage Trust Series 2004-4, Class A 4.68% (6 mo. USD Term SOFR + 0.948%)(2)	05/20/34	33,950	32,257

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
SG Mortgage Securities Trust Series 2007-NC1, Class A2 4.33% (1 mo. USD Term SOFR + 0.594%)(1),(2)	12/25/36	$10,792,996	$6,430,245
Soundview Home Loan Trust Series 2005-OPT1, Class M2 4.52% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	47,451	47,404
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 6.57%(8)	06/25/37	962,531	440,634
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A3 5.99%(8)	02/25/34	2,607	2,562
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.83%(8)	09/25/34	894,282	873,205
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A 5.23%(8)	10/25/34	13,990	13,384
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 5.47%(8)	10/25/34	1,570,977	1,546,874
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A 5.96%(8)	10/25/34	885,707	858,488
Structured Adjustable Rate Mortgage Loan Trust Series 2004-17, Class A1 4.17%(8)	11/25/34	18,459	16,479
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 1A2 4.71%(8)	01/25/35	178,515	172,135
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 4.77%(8)	06/25/35	181,682	153,173
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 7A3 4.40%(8)	09/25/35	8,553,259	4,744,702
Structured Adjustable Rate Mortgage Loan Trust Series 2006-12, Class 1A1 4.17% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	11,364,068	11,249,065
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1A 4.41% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	187,566	160,753
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A3 6.75% (1 yr. MTA + 2.000%)(2)	02/25/36	6,050,513	5,230,636
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A 4.27% (1 mo. USD Term SOFR + 0.534%)(2)	08/25/36	8,053,534	6,782,312
Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A1B 3.97% (1 mo. USD Term SOFR + 0.234%)(2)	10/25/36	6,792,284	6,172,276
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 5.53% (1 yr. MTA + 1.500%)(2)	08/25/47	67,009,136	57,938,317
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5 5.51%(8)	09/25/33	45,834	44,422
Structured Asset Securities Corp. Trust Series 2005-5, Class 2A4 5.50%	04/25/35	659,997	624,107
Thornburg Mortgage Securities Trust Series 2004-4, Class 2A 5.22%(8)	12/25/44	48,618	46,797
Wachovia Mortgage Loan Trust LLC Series 2006-ALT1, Class A3 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,762,273	3,036,919
Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3 1.77% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	13,981,128	4,637,891
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A2 4.07% (1 mo. USD Term SOFR + 0.334%)(2)	01/25/37	2,636,521	1,204,080
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A4 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	8,169,872	3,730,515
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 6.17%(8)	06/25/33	672,523	662,353
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR3, Class A2 5.36%(8)	06/25/34	9,982	9,556
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR1, Class A1A 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	01/25/45	236,938	232,365
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 4.43% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	1,415,304	1,377,679
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.70%(8)	12/25/35	852,256	791,905
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 4.37% (1 mo. USD Term SOFR + 0.634%)(2)	11/25/45	10,946,363	10,367,604
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR17, Class A1A 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	12/25/45	4,958,472	4,617,285
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR19, Class A1A 4.43% (1 mo. USD Term SOFR + 0.694%)(2)	12/25/45	4,204,252	4,191,312

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A 4.47% (1 mo. USD Term SOFR + 0.734%)(2)	01/25/45		$228,006	$229,071
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2
4.51% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/45		19,390	19,475
4.61% (1 mo. USD Term SOFR + 0.874%)(2)	01/25/45		809,647	813,908
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR6, Class 2A1 4.31% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/45		39,229	38,230
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR8, Class 1A1 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	07/25/45		48,344	47,188
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR10, Class 1A4 4.47%(8)	09/25/36		5,221,254	4,576,572
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 3A1 4.14%(8)	12/25/36		289,491	260,826
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 5.03% (1 yr. MTA + 1.000%)(2)	02/25/46		6,816,091	6,321,800
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1 4.12% (1 yr. MTA + 0.940%)(2)	05/25/46		2,340,322	2,138,432
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 5.01% (1 yr. MTA + 0.980%)(2)	07/25/46		3,718,686	3,585,854
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY7, Class 4A2 4.65%(8)	07/25/37		117,568	107,308
WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1, Class A1A 4.73% (1 yr. MTA + 0.700%)(2)	02/25/47		6,300,321	5,905,511
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-3, Class 2A3 4.40% (1 mo. USD Term SOFR + 0.664%)(2)	05/25/35		914,673	737,079
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35		1,942,133	1,702,390
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 6.28%(8)	11/25/30		9,848	9,889
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		57,492	49,599
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 1A1 6.51%(8)	03/25/36		918,891	927,211

Total Residential Mortgage-backed Securities—Non-agency (Cost: $4,053,152,437)				3,483,202,287

CORPORATE BONDS — 15.6%

Aerospace & Defense — 0.0%
General Electric Co.
4.54% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26		1,785,000	1,788,088
4.59% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		11,550,000	10,904,471

				12,692,559

Agriculture — 0.0%
Altria Group, Inc. 3.70%	02/04/51		995,000	705,316
British American Tobacco PLC 4.75% (5 yr. EURIBOR ICE Swap + 2.284%)(2),(10),(11)	07/30/33	EUR	800,000	950,215
Imperial Brands Finance PLC (United Kingdom)
3.50%(1)	07/26/26		4,997,000	4,979,360
4.50%(1)	06/30/28		3,310,000	3,337,804

				9,972,695

Airlines — 0.4%
American Airlines Pass-Through Trust Series 2017-2, Class AA 3.35%(4)	04/15/31		11,848,989	11,463,779
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		60,499,990	58,296,580
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		7,165,481	6,796,530
United Airlines Pass-Through Trust Series 2018-1, Class AA 3.50%	09/01/31		22,722,062	21,981,550
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		21,339,846	22,293,097

				120,831,536

Auto Manufacturers — 0.2%
Volkswagen Bank GmbH (Germany)
3.63%(10)	10/02/32	EUR	10,000,000	11,635,986
3.75%(10)	12/10/32	EUR	8,000,000	9,340,546
Volkswagen Financial Services Australia Pty. Ltd. (Germany) 5.11%(10)	06/13/29	AUD	6,200,000	4,087,750
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		4,800,000	4,985,520
5.80%(1)	03/27/35		6,475,000	6,713,733
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(10),(11)	09/06/32	EUR	12,500,000	16,929,851

				53,693,386

Auto Parts & Equipment — 0.0%
Robert Bosch Finance LLC 3.25%(10)	05/28/31	EUR	100,000	117,208

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Banks — 3.0%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27	$77,013,000	$76,643,338
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27	42,299,000	41,757,996
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31	18,688,000	16,720,340
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29	110,562,000	105,473,937
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32	2,000	1,789
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32	4,000	3,672
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	1,587,000	1,568,781
3.97% (3 mo. USD Term SOFR + 1.332%)(2)	03/05/29	336,000	335,520
4.70% (3 mo. USD Term SOFR+ 0.912%)(2)	12/01/26	50,000,000	50,213,000
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35	525,000	547,402
Citibank NA 4.91%	05/29/30	9,015,000	9,277,246
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	22,971,000	22,704,307
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	14,658,000	13,144,415
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33	4,000	3,667
Goldman Sachs Group, Inc.
1.43% (1 day USD SOFR + 0.798%)(2)	03/09/27	97,484,000	96,984,882
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	75,070,000	73,776,544
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	1,337,000	1,314,351
2.38% (1 day USD SOFR + 1.248%)(2)	07/21/32	4,000	3,585
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35	10,436,000	10,499,347
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36	5,605,000	5,823,427
HSBC Holdings PLC (United Kingdom)
2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28	26,605,000	25,686,329
2.21% (1 day USD SOFR + 1.285%)(2)	08/17/29	2,000	1,902
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	15,825,000	15,780,374
1.47% (1 day USD SOFR + 0.765%)(2)	09/22/27	10,000,000	9,817,500
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	19,179,000	19,029,979
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32	9,805,000	8,749,002
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	3,013,000	2,877,596
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28	2,490,000	2,428,646
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32	20,371,000	18,387,883
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32	19,039,000	17,411,546
2.95% (1 day USD SOFR + 1.170%)(2)	02/24/28	23,236,000	22,961,350
2.96% (1 day USD SOFR + 1.260%)(2)	01/25/33	7,747,000	7,113,605
3.70% (3 mo. USD Term SOFR + 1.422%)(2)	05/06/30	2,876,000	2,834,068
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29	2,671,000	2,669,317
4.45% (3 mo. USD Term SOFR + 1.592%)(2)	12/05/29	8,325,000	8,413,328
5.01% (1 day USD SOFR + 1.310%)(2)	01/23/30	10,505,000	10,775,609
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27	1,000,000	986,120
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32	4,798,000	4,218,689
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32	2,890,000	2,537,391
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	28,402,000	25,236,313
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32	455,000	408,490
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33	2,483,000	2,267,525
5.32% (1 day USD SOFR + 1.555%)(2)	07/19/35	2,325,000	2,395,866
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35	235,000	250,087
Morgan Stanley Bank NA 5.02% (1 day USD SOFR + 0.906%)(2)	01/12/29	17,635,000	17,969,536
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28	5,000,000	5,015,950
4.47% (1 day USD SOFR + 1.020%)(2)	11/19/31	13,745,000	13,782,936
4.73% (1 day USD SOFR + 1.080%)(2)	07/18/31	3,277,000	3,322,714
PNC Financial Services Group, Inc.
5.07% (1 day USD SOFR + 1.933%)(2)	01/24/34	3,000	3,073
5.58% (1 day USD SOFR + 1.394%)(2)	01/29/36	300,000	313,317
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35	1,465,000	1,546,967
Santander U.K. Group Holdings PLC (United Kingdom)
2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28	15,466,000	15,202,150
3.82% (3 mo. USD LIBOR + 1.400%)(2)	11/03/28	2,200,000	2,186,712
U.S. Bancorp
4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29	70,000	70,892
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35	2,715,000	2,870,298
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	61,030,000	59,653,773
2.88% (3 mo. USD Term SOFR + 1.432%)(2)	10/30/30	69,972,000	66,625,939

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		$2,000	$1,868
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		3,000	3,049
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		14,844,000	15,369,181

				943,974,416

Beverages — 0.0%
Bacardi Ltd. 5.15%(1)	05/15/38		2,881,000	2,739,514
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		3,595,000	3,810,664

				6,550,178

Biotechnology — 0.0%
Illumina, Inc. 2.55%	03/23/31		200,000	181,480
Royalty Pharma PLC 1.75%	09/02/27		1,295,000	1,247,655

				1,429,135

Chemicals — 0.2%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(10)	08/01/27	EUR	5,100,000	6,009,224
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		1,615,000	1,549,996
2.30%(1)	11/01/30		48,565,000	43,826,999
3.27%(1)	11/15/40		10,351,000	7,964,991

				59,351,210

Commercial Services — 0.1%
Grand Canyon University 5.13%	10/01/28		5,308,000	5,293,191
Rollins, Inc. 5.25%	02/24/35		8,000,000	8,184,640
VT Topco, Inc. 8.50%(1)	08/15/30		4,607,000	4,812,656

				18,290,487

Computers — 0.1%
Dell International LLC/EMC Corp. 5.00%	04/01/30		24,890,000	25,505,779

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		11,203,000	11,058,930
3.00%	10/29/28		58,242,000	56,499,399
Air Lease Corp.
2.20%	01/15/27		18,695,000	18,323,343
2.88%	01/15/26		10,055,000	10,047,459
3.25%	10/01/29		2,090,000	1,998,354
4.63%	10/01/28		2,000,000	2,009,120
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		15,935,000	16,225,017
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		53,870,000	52,282,451
3.25%(1)	02/15/27		5,900,000	5,838,699

				174,282,772

Electric — 2.0%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(2)	04/01/56		26,430,000	26,400,134
Alliant Energy Finance LLC
3.60%(1)	03/01/32		4,515,000	4,205,632
5.95%(1)	03/30/29		4,120,000	4,309,726
American Electric Power Co., Inc.
5.80% (5 yr. CMT + 2.128%)(2)	03/15/56		58,030,000	57,634,816
6.05% (5 yr. CMT + 1.940%)(2)	03/15/56		11,615,000	11,426,721
Amprion GmbH (Germany) 4.00%(10)	05/21/44	EUR	3,800,000	4,218,434
Appalachian Power Co. 5.65%	04/01/34		18,900,000	19,801,908
Arizona Public Service Co. 6.35%	12/15/32		2,444,000	2,671,194
Ausgrid Finance Pty. Ltd. (Australia) 5.95%(10)	12/10/35	AUD	4,370,000	2,905,858
Black Hills Corp. 6.15%	05/15/34		8,020,000	8,611,555
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(2)	04/01/56		39,005,000	39,323,281
Comision Federal de Electricidad (Mexico) 3.35%(10)	02/09/31		3,368,000	3,064,914
Dominion Energy, Inc.
6.00% (5 yr. CMT + 2.262%)(2)	02/15/56		11,960,000	12,049,580
6.20% (5 yr. CMT + 2.006%)(2)	02/15/56		35,570,000	35,817,567
Duke Energy Carolinas LLC 4.00%	09/30/42		1,239,000	1,043,411
Duke Energy Florida LLC 5.88%	11/15/33		2,409,000	2,603,719
E.ON SE (Germany) 5.46%(10)	10/21/35	AUD	13,750,000	8,898,786
Electricite de France SA
2.00%(10)	12/09/49	EUR	50,000,000	34,714,996
4.38% (5 yr. EURIBOR ICE Swap + 2.074%)(2),(10),(11)	01/06/31	EUR	14,200,000	16,524,935
5.64%(10)	08/28/35	AUD	9,200,000	5,971,827
6.38%(1)	01/13/55		1,885,000	1,971,672
Elia Group SA (Belgium) 3.88%(10)	06/11/31	EUR	10,200,000	12,193,707
EnBW International Finance BV (Germany) 5.79%(10)	02/26/36	AUD	7,540,000	4,931,811
Entergy Corp.
5.88% (5 yr. CMT + 2.179%)(2)	06/15/56		31,755,000	31,780,404
6.10% (5 yr. CMT + 2.013%)(2)	06/15/56		11,840,000	11,840,592
FirstEnergy Pennsylvania Electric Co.
3.25%(1)	03/15/28		125,000	122,564
4.30%(1)	01/15/29		13,381,000	13,392,106
5.15%(1)	03/30/26		3,000,000	3,007,650
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		40,514,000	39,199,321
Interstate Power & Light Co. 5.70%	10/15/33		11,850,000	12,470,347
Jersey Central Power & Light Co.
2.75%(1)	03/01/32		820,000	737,803
6.40%	05/15/36		1,404,000	1,537,464
MVM Energetika Zrt (Hungary) 6.50%(10)	03/13/31		2,988,000	3,158,047
Niagara Mohawk Power Corp.
3.03%(1)	06/27/50		3,543,000	2,267,662
4.28%(1)	10/01/34		4,375,000	4,136,038

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Electric (Continued)
NSW Electricity Networks Finance Pty. Ltd. (Australia) 6.30% (3 mo. AUD Bank Bill Swap + 2.200%)(2),(10)	11/20/55	$AUD	7,430,000	$4,881,464
Public Service Co. of Oklahoma 5.45%	01/15/36		12,140,000	12,462,924
RTE Reseau de Transport d’Electricite SADIR (France) 3.75%(10)	04/30/44	EUR	4,800,000	5,225,835
Southern Co. 3.75% (5 yr. CMT + 2.915%)(2)	09/15/51		65,307,000	64,490,009
Southwestern Electric Power Co.
2.75%	10/01/26		26,488,000	26,256,495
3.85%	02/01/48		17,395,000	12,995,283
5.30%	04/01/33		29,341,000	30,156,093
Tennet Netherlands BV 4.75%(10)	10/28/42	EUR	14,082,000	17,776,362

				619,190,647

Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC 7.00%(1)	06/30/35		2,923,028	2,946,003

Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom)
3.88%(10)	01/16/38	EUR	9,465,000	10,987,560
4.50%(10)	07/11/35	EUR	12,080,000	14,940,144

				25,927,704

Entertainment — 0.1%
Flutter Treasury DAC (Ireland)
5.00%(1)	04/29/29	EUR	2,320,000	2,813,715
5.88%(1)	06/04/31		17,745,000	18,006,029
6.13%(10)	06/04/31	GBP	3,000,000	4,078,809
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		490,000	466,745
Voyager Parent LLC 9.25%(1)	07/01/32		3,468,000	3,683,397
WarnerMedia Holdings, Inc. 5.14%	03/15/52		8,440,000	5,589,474

				34,638,169

Environmental Control — 0.0%
Biffa Group Holdings Ltd, Reg. S (United Kingdom) 7.38%(10)	06/15/31	GBP	200,000	271,644

Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 4.38%	02/02/52		33,256,000	25,786,037
Pilgrim’s Pride Corp.
3.50%	03/01/32		56,833,000	52,521,080
6.88%	05/15/34		4,500,000	4,986,630
Smithfield Foods, Inc.
2.63%(1)	09/13/31		14,435,000	12,809,331
3.00%(1)	10/15/30		8,890,000	8,195,780
4.25%(1)	02/01/27		24,855,000	24,802,059

				129,100,917

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		3,500,000	3,626,665
9.50%(1)	06/01/30		2,094,000	2,232,099
Brooklyn Union Gas Co.
4.87%(1)	08/05/32		1,700,000	1,686,179
6.39%(1)	09/15/33		1,120,000	1,208,032
6.42%(1)	07/18/54		10,000,000	10,424,500
CenterPoint Energy Resources Corp. 5.40%	07/01/34		2,500,000	2,581,800
NiSource, Inc. 5.75% (5 yr. CMT + 2.035%)(2)	07/15/56		45,690,000	46,064,201
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		7,272,000	6,636,864
5.40%	06/15/33		3,070,000	3,196,023
Southern Co. Gas Capital Corp. 4.40%	05/30/47		50,000	41,778

				77,698,141

Health Care-Products — 0.1%
Sartorius Finance BV (Germany)
4.50%(10)	09/14/32	EUR	2,000,000	2,460,756
4.88%(10)	09/14/35	EUR	11,400,000	14,192,864
Werfen SA (Spain) 3.63%(10)	02/12/32	EUR	2,800,000	3,274,288

				19,927,908

Health Care-Services — 1.3%
Centene Corp.
2.50%	03/01/31		3,387,000	2,923,895
2.63%	08/01/31		23,000,000	19,778,160
3.00%	10/15/30		48,742,000	43,647,486
Cigna Group 5.25%	01/15/36		55,025,000	56,036,360
Elevance Health, Inc.
4.60%	09/15/32		10,000,000	9,990,000
5.00%	01/15/36		22,790,000	22,679,924
5.20%	02/15/35		28,644,000	29,279,037
5.38%	06/15/34		9,507,000	9,832,805
Eurofins Scientific SE (Luxemburg) 5.75% (3 mo. EUR EURIBOR + 3.185%)(2),(10),(11)	01/04/32	EUR	100,000	123,490
Fresenius Medical Care U.S. Finance III, Inc. (Germany) 1.88%(1)	12/01/26		67,592,000	66,087,402
HCA, Inc. 2.38%	07/15/31		563,000	504,820
Humana, Inc. 5.55%	05/01/35		49,285,000	50,363,849
Kedrion SpA (Italy) 6.50%(1)	09/01/29		867,000	854,775
ModivCare, Inc. 5.00%(1),(4),(9),(12)	10/01/29		44,324,700	664,871
Premier Health Partners 2.91%	11/15/26		2,229,000	2,201,516
UnitedHealth Group, Inc.
5.15%	07/15/34		5,000,000	5,128,550
5.63%	07/15/54		33,090,000	32,527,801
Universal Health Services, Inc. 1.65%	09/01/26		45,000,000	44,288,550

				396,913,291

Household Products/Wares — 0.0%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		4,976,000	4,070,268

Insurance — 0.6%
Athene Global Funding 1.61%(1)	06/29/26		31,415,000	31,023,569
Farmers Exchange Capital
7.05%(1)	07/15/28		13,283,000	13,944,095
7.20%(1)	07/15/48		18,415,000	18,782,379

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Insurance (Continued)
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53		$57,061,000	$56,259,864
Farmers Exchange Capital III 5.45% (3 mo. USD Term SOFR + 3.716%)(1),(2)	10/15/54		49,425,000	46,715,521
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57		23,060,000	19,613,683
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50		1,135,000	781,743
4.27%(1)	05/15/47		3,496,000	2,889,409

				190,010,263

Internet — 0.5%
Alphabet, Inc. 3.50%	11/06/38	EUR	860,000	978,373
Amazon.com, Inc. 5.45%	11/20/55		22,235,000	21,744,051
Getty Images, Inc. 10.50%(1)	11/15/30		6,985,000	7,052,336
ION Platform Finance U.S., Inc./ION Platform Finance Sarl 8.75%(1)	05/01/29		5,724,000	5,810,948
Meta Platforms, Inc.
4.88%	11/15/35		37,260,000	37,250,685
5.50%	11/15/45		77,000,000	74,891,740
5.55%	08/15/64		5,000,000	4,653,600
Uber Technologies, Inc. 4.30%	01/15/30		1,944,000	1,955,586

				154,337,319

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		16,598,000	15,891,589
9.75%	01/15/29		11,566,000	11,574,790
10.00%(1)	11/15/29		437,000	437,057

				27,903,436

Lodging — 0.1%
Las Vegas Sands Corp.
5.63%	06/15/28		29,515,000	30,283,866
6.00%	06/14/30		1,130,000	1,185,471

				31,469,337

Machinery-Diversified — 0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		12,270,896	2,847,830

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%(1)	01/15/34		2,850,000	2,428,399
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32		10,000,000	8,610,000
3.50%	06/01/41		4,605,000	3,278,714
3.50%	03/01/42		9,605,000	6,663,757
3.90%	06/01/52		18,000	11,656
4.80%	03/01/50		3,458,000	2,609,338
5.13%	07/01/49		14,837,000	11,640,072
5.38%	04/01/38		505,000	466,034
5.85%	12/01/35		29,325,000	29,313,563
CSC Holdings LLC
4.50%(1)	11/15/31		775,000	472,688
4.63%(1)	12/01/30		4,879,000	1,747,658
5.75%(1)	01/15/30		175,000	64,656
6.50%(1)	02/01/29		43,925,000	29,162,686
11.75%(1)	01/31/29		30,907,000	23,061,567
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		1,773,000	1,631,444
Time Warner Cable LLC
4.50%	09/15/42		27,580,000	21,285,141
5.50%	09/01/41		6,812,000	5,986,454
5.88%	11/15/40		2,016,000	1,869,114
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29		740,000	729,462
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%(10)	07/15/28	GBP	19,815,000	26,008,242

				177,040,645

Mining — 0.0%
Corp. Nacional del Cobre de Chile 5.13%(10)	02/02/33		8,908,000	8,952,807

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.82%	08/08/35	AUD	13,480,000	8,816,994
Smiths Group PLC (United Kingdom) 3.63%(10)	11/13/33	EUR	20,925,000	24,123,927

				32,940,921

Oil & Gas — 0.2%
Ecopetrol SA (Colombia) 8.88%	01/13/33		11,674,000	12,473,669
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(1)	04/14/33		1,443,000	1,303,736
3.50%(10)	04/14/33		12,735,000	11,505,945
Petroleos Mexicanos 6.75%	09/21/47		4,181,000	3,423,737
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(11)	09/18/30		18,486,000	18,977,913
Transocean International Ltd. 8.75%(1)	02/15/30		2,617,500	2,735,706

				50,420,706

Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
5.10%	03/17/30		19,322,000	19,844,467
5.50%	03/17/35		10,020,000	10,370,700
Amcor U.K. Finance PLC (Australia)
3.75%	02/20/33	EUR	9,595,000	11,156,277
3.95%	05/29/32	EUR	4,570,000	5,443,454
AptarGroup, Inc. 4.75%	03/30/31		15,050,000	15,169,948
Ardagh Group SA 9.50%(1)	12/01/30		4,413,000	4,786,472
Berry Global, Inc.
1.57%	01/15/26		37,992,000	37,954,388
1.65%	01/15/27		16,949,000	16,526,970
4.88%(1)	07/15/26		38,211,000	38,225,520
5.65%	01/15/34		1,570,000	1,638,562

				161,116,758

Pharmaceuticals — 0.7%
1261229 BC Ltd. 10.00%(1)	04/15/32		12,142,000	12,652,692
Bayer U.S. Finance II LLC (Germany)
3.95%(1)	04/15/45		17,489,000	13,107,831
4.38%(1)	12/15/28		4,212,000	4,217,686
4.40%(1)	07/15/44		67,748,000	54,814,907
4.63%(1)	06/25/38		16,729,000	15,341,664

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals (Continued)
5.50%(1)	07/30/35		$3,820,000	$3,879,134
CVS Health Corp.
4.78%	03/25/38		11,472,000	10,850,562
5.05%	03/25/48		21,046,000	18,588,248
5.13%	07/20/45		12,700,000	11,489,055
5.88%	06/01/53		13,496,000	13,120,946
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		14,063,000	14,703,851
7.00% (5 yr. CMT + 2.886%)(2)	03/10/55		17,780,000	18,661,355
Galderma Finance Europe BV (Netherlands) 3.50%(10)	03/20/30	EUR	6,035,000	7,186,117
Grifols SA (Spain)
3.88%(10)	10/15/28	EUR	3,995,000	4,644,447
7.50%(10)	05/01/30	EUR	5,820,000	7,186,705

				210,445,200

Pipelines — 0.2%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		5,490,040	4,981,278
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		1,150,000	1,212,606
QazaqGaz NC JSC (Kazakhstan) 4.38%(10)	09/26/27		5,091,000	5,076,745
TransCanada PipeLines Ltd. (Canada) 5.85%	03/15/36		2,878,000	3,011,194
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(11)	09/30/29		17,445,000	13,830,570
9.88%(1)	02/01/32		12,080,000	12,487,338
Venture Global Plaquemines LNG LLC
6.13%(1)	12/15/30		6,296,000	6,413,672
6.50%(1)	06/15/34		1,574,000	1,611,587
6.75%(1)	01/15/36		8,185,000	8,385,205

				57,010,195

Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(10)	05/04/28	EUR	13,936,000	15,654,845
CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg) 4.75%(10)	03/27/34	EUR	2,765,000	3,385,044
LEG Immobilien SE (Germany)
0.88%(10)	03/30/33	EUR	8,100,000	7,701,004
1.50%(10)	01/17/34	EUR	2,800,000	2,706,667
1.63%(10)	11/28/34	EUR	18,600,000	17,796,505
Vonovia SE (Germany)
5.00%(10)	11/23/30	EUR	700,000	887,473
5.72%(10)	09/03/35	AUD	13,800,000	8,870,040

				57,001,578

REIT — 0.8%
American Assets Trust LP
3.38%	02/01/31		1,704,000	1,554,644
6.15%	10/01/34		6,925,000	7,037,324
American Homes 4 Rent LP
2.38%	07/15/31		2,845,000	2,545,251
3.38%	07/15/51		7,558,000	5,123,871
5.50%	07/15/34		5,000,000	5,171,150
5.50%	02/01/34		1,086,000	1,123,782
American Tower Corp.
1.88%	10/15/30		3,336,000	2,980,516
2.90%	01/15/30		2,025,000	1,923,831
4.70%	12/15/32		10,515,000	10,536,871
4.90%	03/15/30		26,040,000	26,603,766
5.55%	07/15/33		975,000	1,022,795
Crown Castle, Inc. (REIT) 2.10%	04/01/31		23,220,000	20,508,136
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	20,680,000	23,528,405
Extra Space Storage LP
2.20%	10/15/30		1,090,000	987,006
2.40%	10/15/31		14,348,000	12,753,937
2.55%	06/01/31		1,500,000	1,357,050
3.88%	12/15/27		928,000	925,801
3.90%	04/01/29		1,430,000	1,413,312
Federal Realty OP LP (REIT) 7.48%	08/15/26		18,825,000	19,143,142
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		7,310,000	7,001,737
5.30%	01/15/29		13,180,000	13,425,939
5.75%	06/01/28		24,498,000	25,151,852
Healthcare Realty Holdings LP
2.40%	03/15/30		2,000	1,820
3.63%	01/15/28		25,359,000	25,044,295
Hudson Pacific Properties LP
3.25%	01/15/30		22,092,000	18,837,186
3.95%	11/01/27		12,220,000	11,683,420
LXP Industrial Trust 6.75%	11/15/28		992,000	1,052,175
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		6,903,000	6,775,225
4.13%(1)	08/15/30		3,627,000	3,522,687
4.50%(1)	01/15/28		2,727,000	2,732,890
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	3,655,000	4,406,500

				265,876,316

Retail — 0.4%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		5,120,000	4,909,978
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29		22,349,000	21,497,280
9.25%(1)	01/15/31		8,946,000	9,227,799
Michaels Cos., Inc.
5.25%(1)	05/01/28		23,069,000	22,195,838
7.88%(1)	05/01/29		8,511,000	7,861,100
Papa John’s International, Inc. 3.88%(1)	09/15/29		9,150,000	8,742,276
Starbucks Corp. 4.80%	05/15/30		27,035,000	27,620,308
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		9,890,000	9,897,318

				111,951,897

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		2,710,000	2,799,999
Intel Corp.
2.00%	08/12/31		10,522,000	9,232,319
3.25%	11/15/49		40,022,000	25,674,913
3.73%	12/08/47		7,561,000	5,388,649

				43,095,880

Software — 0.5%
Fiserv, Inc.
5.25%	08/11/35		38,150,000	38,114,902
5.45%	03/15/34		18,510,000	18,791,352
5.63%	08/21/33		17,345,000	17,891,714

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Open Text Corp. (Canada) 6.90%(1)	12/01/27		$3,061,000	$3,187,174
Oracle Corp.
2.88%	03/25/31		6,515,000	5,845,910
3.95%	03/25/51		14,754,000	9,739,558
4.80%	08/03/28		5,570,000	5,597,572
5.88%	09/26/45		37,962,000	34,396,229
5.95%	09/26/55		24,475,000	21,746,282

				155,310,693

Telecommunications — 0.9%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		9,869,000	7,612,157
Altice France SA
6.50%(1)	04/15/32		920,924	884,621
9.50%(1)	11/01/29		703,549	724,234
Global Switch Finance BV (United Kingdom) 1.38%(10)	10/07/30	EUR	63,777,000	70,354,077
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		135,492,750	136,439,845
T-Mobile USA, Inc.
4.70%	01/15/35		47,915,000	47,126,319
5.13%	05/15/32		19,635,000	20,222,479
5.15%	04/15/34		450,000	460,584
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		4,240,000	3,920,855

				287,745,171

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(10)	09/02/30	AUD	17,130,000	10,119,186
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	26,170,000	16,044,000

				26,163,186

Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland)
5.10%(1)	04/01/30		4,410,000	4,515,046
5.30%(1)	04/03/29		500,000	514,105

				5,029,151

Water — 0.3%
DWR Cymru Financing U.K. PLC 2.38%(10)	03/31/34	GBP	5,242,000	5,372,389
South West Water Finance PLC (United Kingdom) 5.25%(10)	09/15/31	GBP	17,935,000	24,312,593
Suez SACA (France) 2.88%(10)	05/24/34	EUR	8,500,000	9,263,567
Veolia Environnement SA (France) 4.32% (5 yr. EURIBOR ICE Swap + 1.837%)(2),(10),(11)	10/24/32	EUR	17,000,000	19,896,778
Yorkshire Water Finance PLC (United Kingdom)
6.00%(10)	07/22/33	GBP	10,000,000	13,694,219
6.38%(10)	11/18/34	GBP	11,442,000	15,929,479

				88,469,025

Total Corporate Bonds (Cost: $4,960,958,603)				4,882,514,367

MUNICIPAL BONDS — 0.6%
City & County of Denver Airport System Revenue, Series C 2.39%	11/15/31		3,010,000	2,750,827
City of Los Angeles Department of Airports, Series F 5.00%	05/15/44		185,000	189,960
City of New York, General Obligation Unlimited 3.62%	04/01/31		3,145,000	3,082,182
City of New York, Series D1 5.99%	12/01/36		1,828,787	1,911,516
Empire State Development Corp., 5.77%	03/15/39		120,000	124,055
Jersey City Municipal Utilities Authority, Series B 5.47%	05/15/27		125,000	126,916
Medina Valley Independent School District, General Obligation Unlimited 4.75%	02/15/50		1,570,000	1,601,629
Navarro Independent School District, General Obligation Unlimited 5.00%	02/15/55		2,250,000	2,335,738
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.27%	05/01/27		13,135,000	13,370,103
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
1.97%	02/01/33		3,090,000	2,619,260
2.00%	08/01/35		4,055,000	3,199,452
5.00%	11/01/53		5,445,000	5,643,138
5.00%	05/01/54		5,065,000	5,253,469
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-3
5.13%	02/01/35		1,250,000	1,310,766
5.15%	02/01/36		1,250,000	1,277,300
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-2 4.60%	05/01/31		820,000	834,301
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A3 3.88%	08/01/31		3,135,000	3,082,081
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3 4.00%	08/01/33		6,450,000	6,238,176
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3 2.40%	11/01/32		3,175,000	2,794,092
New York City Transitional Finance Authority Future Tax Secured Revenue, Series G3 2.45%	11/01/34		3,000,000	2,519,856
New York State Dormitory Authority, 5.43%	03/15/39		20,195,000	20,691,090
New York State Dormitory Authority, Revenue Bonds 4.00%	03/15/48		2,330,000	2,127,698
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		39,746,921	40,424,447
New York State Dormitory Authority, Series A 4.00%	03/15/47		155,000	143,208
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/59		27,365,000	28,172,760
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds 3.26%	05/15/60		8,325,000	5,390,163
Regents of the University of California Medical Center Pooled Revenue, Series N 3.01%	05/15/50		17,955,000	11,775,051
University of California, Series AP 3.93%	05/15/45		6,615,000	6,050,979

Total Municipal Bonds (Cost: $191,808,587)				175,040,213

FOREIGN GOVERNMENT BONDS — 1.2%
Brazil Government International Bonds
6.00%	10/20/33		10,519,000	10,653,433
6.13%	03/15/34		7,531,000	7,622,878
6.63%	03/15/35		12,427,000	12,817,083

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Guatemala Government Bonds
6.25%(10)	08/15/36		$25,291,000	$26,504,968
6.60%(10)	06/13/36		5,853,000	6,299,057
Hungary Government International Bonds 2.13%(1)	09/22/31		7,284,000	6,279,609
Israel Government International Bonds 5.38%	02/19/30		15,340,000	15,847,754
Mexico Government International Bonds
3.50%	02/12/34		11,840,000	10,250,480
4.75%	04/27/32		1,884,000	1,837,540
4.88%	05/19/33		6,734,000	6,475,414
5.63%	09/22/35		13,699,000	13,524,338
6.35%	02/09/35		7,168,000	7,515,720
New South Wales Treasury Corp.
4.75%(10)	02/20/37	AUD	44,360,000	27,830,828
5.25%(10)	02/24/38	AUD	47,195,000	30,632,935
Queensland Treasury Corp.
5.00%(10)	07/21/37	AUD	44,360,000	28,152,082
5.25%(10)	08/13/38	AUD	66,320,000	42,589,138
Republic of South Africa Government International Bonds
5.88%	06/22/30		4,438,000	4,594,173
5.88%	04/20/32		8,499,000	8,755,500
Romania Government International Bonds
5.75%(10)	03/24/35		21,718,000	21,519,932
6.63%(10)	05/16/36		23,276,000	24,284,782
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	41,635,000	19,042,973
Western Australian Treasury Corp. 5.00%(10)	10/21/37	AUD	55,745,000	35,816,338

Total Foreign Government Bonds (Cost: $370,734,197)				368,846,955

U.S. TREASURY SECURITIES — 22.8%
U.S. Treasury Bonds
4.63%	11/15/45		929,715,000	909,740,659
4.63%	11/15/55		1,090,141,000	1,052,582,241
U.S. Treasury Notes
3.50%	11/30/30		575,428,000	569,831,065
3.63%	12/31/30		2,666,990,000	2,654,801,029
3.88%	12/31/32		1,042,855,000	1,038,862,826
4.00%	11/15/35		933,683,000	921,063,695

Total U.S. Treasury Securities (Cost: $7,190,904,915)				7,146,881,515

BANK LOANS — 1.9%

Advertising — 0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.45% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27		4,417,231	3,695,014
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28		1,215,625	1,211,370

				4,906,384

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(2)	02/11/32		3,482,500	3,508,619
TransDigm, Inc. 2023 Term Loan J 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	02/28/31		2,324,775	2,336,132
TransDigm, Inc. 2025 Term Loan K 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	03/22/30		2,280,734	2,289,903
TransDigm, Inc. 2025 Term Loan M 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	08/19/32		5,596,819	5,626,454

				13,761,108

Airlines — 0.0%
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.38% (3 mo. USD Term SOFR + 1.500%)(2)	10/20/28		7,108,662	7,180,637

Apparel — 0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28		3,296,224	3,305,305

Auto Parts & Equipment — 0.0%
First Brands Group LLC 2021 Term Loan 0.00%(13)	03/30/27		1,957,118	19,655
First Brands Group LLC 2025 DIP Term Loan 10.84% (1 mo. USD Term SOFR + 7.000%)(2)	06/29/26		1,427	282
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B 10.97% (1 mo. USD Term SOFR + 7.130%)(2)	06/29/26		633,161	11,080

Total Auto Parts & Equipment (Cost: $1,855,752)				31,017

Beverages — 0.1%
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	04/01/32		2,769,521	2,792,715
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29		23,489,795	23,431,071
Naked Juice LLC 2025 FLSO Term Loan 7.02% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29		6,922,172	4,620,550
Naked Juice LLC 2025 FLTO Term Loan 9.77% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30		2,031,322	552,977
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28		917,790	921,465

				32,318,778

Chemicals — (0.0%)
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.32% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27		3,121,848	3,090,629

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Commercial Services — 0.1%
Boost Newco Borrower LLC 2025 USD Term Loan B2 5.67% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	$4,195,208	$4,207,017
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	4,607,681	1,353,506
CCRR Parent, Inc. US Acquisition Facility 8.17% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	3,693,627	1,061,918
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.35% (3 mo. USD Term SOFR + 3.675%)(2)	07/06/29	787,907	795,786
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(2),(14)	12/30/29	6,269,982	6,285,658
KUEHG Corp. 2025 Term Loan 0.00%(13)	06/12/30	1,770,863	1,723,758
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	6,509,758	5,305,452

			20,733,095

Computers — 0.1%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	883,185	817,948
Peraton Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(2)	02/01/28	6,037,432	5,615,899
Surf Holdings LLC 2025 Incremental Term Loan 7.33% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	6,590,574	6,602,733
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	3,208,792	3,203,625
X Corp. Term Loan 10.45% (3 mo. USD Term SOFR + 6.500%)(2)	10/26/29	4,315,237	4,248,977

			20,489,182

Cosmetics/personal Care — 0.0%
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(2)	04/28/32	3,232,718	3,256,963

Distribution &wholesale — 0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.97% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30	994,848	986,143

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.48% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	21,591,268	21,743,918
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	03/12/29	5,362,798	5,395,055
Guggenheim Partners LLC 2024 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	2,258,778	2,270,637
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	5,177,989	5,160,177

			34,569,787

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.72% (1 mo. USD Term SOFR + 2.000%)(2)	09/30/31	7,122,030	7,153,545
Calpine Corp. 2024 Term Loan B10 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	8,934,879	8,944,306
Calpine Corp. 2024 Term Loan B5 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	6,531,351	6,537,491
Cornerstone Generation LLC Term Loan B 7.09% (3 mo. USD Term SOFR + 3.250%)(2)	08/11/32	2,106,833	2,129,597
Potomac Energy Center LLC 2025 Term Loan 6.84% (3 mo. USD Term SOFR + 3.000%)(2)	08/05/32	2,110,905	2,132,014
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	2,294,001	2,312,640
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(2)	08/29/31	138,243	139,367
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	7,765,347	7,813,919

			37,162,879

Electrical Components & Equipment — 0.0%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	9,514,740	8,638,575

Electronics — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B 7.37% (1 mo. USD Term SOFR + 3.500%)(2)	12/02/31	1,966,918	1,981,670
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	4,940,100	4,998,789

			6,980,459

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Engineering & Construction — 0.0%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31	$2,984,924	$2,253,618

Entertainment — 0.1%
DK Crown Holdings, Inc. 2025 Term Loan B 5.53% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	3,243,888	3,249,095
EOC Borrower LLC Term Loan A 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	03/24/28	1,930,577	1,939,024
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	4,629,449	4,631,370
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 5.91% (3 mo. USD Term SOFR + 2.250%)(2)	10/31/29	2,402,401	2,391,338
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.63% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	5,757,798	5,721,811
Voyager Parent LLC Term Loan B 8.42% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/32	6,357,599	6,370,124

			24,302,762

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/24/30	2,217,826	2,224,768

Food — 0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.83% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	4,793,797	4,782,316
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(2)	09/20/30	6,714,299	6,580,013
United Natural Foods, Inc. 2024 Term Loan 8.47% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	6,279,584	6,332,960
Upfield BV 2025 USD Term Loan B12 8.30% (6 mo. USD Term SOFR + 3.750%)(2)	12/31/27	649,102	629,496

			18,324,785

Health Care-products — 0.0%
Antylia Scientific Term Loan 7.99% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	3,148,291	3,129,795
Bausch & Lomb Corp. 2023 Incremental Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	1,808,863	1,813,385
QuidelOrtho Corp. Delayed Draw Term Loan A 0.00%(13)	08/21/30	120,000	116,550
QuidelOrtho Corp. Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	08/20/32	5,985,000	5,989,669
QuidelOrtho Corp. Term Loan A 0.00%(13)	08/14/30	1,380,000	1,340,325

			12,389,724

Health Care-services — 0.2%
ADMI Corp. 2021 Incremental Term Loan B3 0.00%(13)	12/23/27	3,332,331	3,169,880
ADMI Corp. 2021 Term Loan B2 7.21% (1 mo. USD Term SOFR + 3.375%)(2)	12/23/27	3,778,189	3,585,747
Heartland Dental LLC 2025 Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	08/25/32	5,664,176	5,694,536
IQVIA, Inc. 2025 Incremental Term Loan B5 5.42% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	6,203,923	6,253,368
Modivcare Buyer LLC Super Senior Term Loan 0.00%(13)	12/29/30	5,520,000	5,382,000
Modivcare, Inc. 2024 Term Loan B 10.37% (1 mo. USD Term SOFR + 6.750%)(2)	07/01/31	20,933,241	8,486,650
Modivcare, Inc. 2025 DIP Delayed Draw Term Loan 10.82% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	1,524,110	1,508,869
Modivcare, Inc. 2025 DIP Term Loan 10.73% (1 mo. USD Term SOFR + 7.000%)(2)	02/22/26	2,860,582	2,831,976
Modivcare, Inc. 2025 Incremental Term Loan 15.44% (1 mo. USD Term SOFR + 11.500%)(2)	01/12/26	3,294,377	1,335,590
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.35% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/28	4,570,642	4,480,395
Star Parent, Inc. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	1,119,081	1,121,660

			43,850,671

Holding Companies — Diversified — 0.0%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(2),(15)	08/16/32	2,055,838	2,055,704

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 6.85% (3 mo. USD Term SOFR + 3.000%)(2)	07/31/28	2,800,738	2,810,064

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Insurance — 0.0%
AmWINS Group, Inc. 2025 Term Loan B 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	$4,090,060	$4,106,440
Asurion LLC 2021 Second Lien Term Loan B4 9.08% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	2,763,706	2,721,864
Howden Group Holdings Ltd. 2025 USD Term Loan B 6.47% (1 mo. USD Term SOFR + 2.750%)(2)	02/15/31	2,792,982	2,803,205

			9,631,509

Internet — 0.1%
Arches Buyer, Inc. 2021 Term Loan B 7.07% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	658,297	660,591
Barracuda Networks, Inc. 2022 Term Loan 8.34% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	4,799,611	3,928,937
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	10,363,291	10,419,461
Magnite, Inc. 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	5,013,521	5,014,573
MH Sub I LLC 2023 Term Loan 7.92% (3 mo. USD Term SOFR + 4.250%)(2)	05/03/28	2,916,938	2,720,774
MH Sub I LLC 2024 Term Loan B4 7.97% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	6,616,380	5,693,196
Plano HoldCo, Inc. Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	10/02/31	992,500	965,206
PUG LLC 2024 Extended Term Loan B 0.00%(13)	03/15/30	2,004,962	1,991,178
Red Ventures LLC 2024 Term Loan B 6.47% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	3,174,080	3,057,052
TripAdvisor, Inc. Term Loan 6.47% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	3,373,693	3,266,157

			37,717,125

Leisure Time — 0.0%
MajorDrive Holdings IV LLC Term Loan B 7.93% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	1,151,488	1,048,493
Sabre GLBL, Inc. 2021 Term Loan B1 0.00%(13)	12/17/27	578,987	568,372
Sabre GLBL, Inc. 2021 Term Loan B2 0.00%(13)	12/17/27	387,742	380,632
Sabre GLBL, Inc. 2024 Term Loan B1 9.82% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	1,045,285	930,303

			2,927,800

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.48% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	16,429,504	16,552,971
Station Casinos LLC 2024 Term Loan B 5.72% (1 mo. USD Term SOFR + 2.000%)(2)	03/14/31	1,835,474	1,843,541

			18,396,512

Machinery-construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 5.87% (1 mo. USD Term SOFR + 2.000%)(2)	01/27/31	3,205,396	3,214,435

Machinery-diversified — 0.0%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.23% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	369,195	376,926
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	12,056,791	8,705,003

			9,081,929

Media — 0.0%
Charter Communications Operating LLC 2024 Term Loan B5 6.24% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	7,229,793	7,243,349
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.05% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	802,250	796,097
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(2)	01/15/33	3,568,294	3,549,347

			11,588,793

Miscellaneous Manufacturers — 0.0%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	2,115,791	2,126,370

Office/business Equipment — 0.0%
Xerox Holdings Corp. 2023 Term Loan B 7.73% (6 mo. USD Term SOFR + 4.000%)(2)	11/19/29	10,900,981	9,361,217

Packaging & Containers — 0.1%
Balcan Innovations, Inc. Term Loan B 8.59% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	3,551,279	2,841,023
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(2)	12/11/30	10,487,586	10,393,617

			13,234,640

Pharmaceuticals — 0.0%
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 5.97% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	3,844,118	3,865,203

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Reit — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.51% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29		$27,796,272	$27,448,819
Healthpeak Properties, Inc. Term Loan A1 4.56% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27		13,772,696	13,669,401
Healthpeak Properties, Inc. Term Loan A2 4.56% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27		13,772,696	13,669,401
Invitation Homes Operating Partnership LP 2024 Term Loan 4.70% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28		36,581,794	36,581,794

				91,369,415

Retail — 0.2%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.47% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30		2,931,393	2,938,721
BW Gas & Convenience Holdings LLC 2021 Term Loan B 0.00%(13)	03/31/28		1,496,084	1,497,333
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31		4,743,701	4,254,507
KFC Holding Co. 2021 Term Loan B 5.60% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28		8,452,051	8,496,932
Michaels Cos., Inc. 2021 Term Loan B 8.18% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28		4,616,988	4,475,432
Peer Holding III BV 2025 USD Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(2)	09/29/32		8,432,656	8,459,008
Peer Holding III BV 2025 USD Term Loan B5B 6.17% (3 mo. USD Term SOFR + 2.500%)(2)	07/01/31		3,874,057	3,895,442
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.84% (1 mo. USD Term SOFR + 2.000%)(2)	11/03/32		4,966,205	4,983,288
Tacala LLC 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(2)	01/31/31		6,559,468	6,612,763

				45,613,426

Software — 0.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28		4,383,161	2,647,166
Cloudera, Inc. 2021 Term Loan 0.00%(13)	10/08/28		550,000	528,429
DTI Holdco, Inc. 2025 Term Loan B 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29		5,110,547	4,785,669
EagleView Technology Corp. 2025 Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(2)	08/14/28		7,268,511	7,015,276
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.22% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32		2,409,124	2,407,245
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(13)	12/17/27		1,906,571	1,834,779
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30		7,103,305	7,100,251
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30		9,177,636	8,041,399
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(2)	12/19/30		3,714,917	3,677,768

				38,037,982

Telecommunications — 0.0%
Altice Financing SA 2022 USD Term Loan 8.90% (3 mo. USD Term SOFR + 5.000%)(2)	10/31/27		3,090,540	2,294,726
Frontier Communications Corp. 2025 Term Loan B 6.24% (1 mo. USD Term SOFR + 2.500%)(2)	07/01/31		1,975,264	1,979,283
Zayo Group Holdings, Inc. 2025 USD Term Loan 0.50% (1 mo. USD Term SOFR + 3.000%)(2)	03/11/30		2,683,546	2,554,253

				6,828,262

Total Bank Loans (Cost: $636,594,206)				608,617,655

Total Fixed Income Securities (Cost: $31,253,477,469)				30,048,276,938

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.0%
Davide Campari-Milano NV (Italy) 2.38%(10)	01/17/29	EUR	14,300,000	16,372,257

Commercial Services — 0.1%
Worldline SA (France) 0.00%(6),(10)	07/30/26	EUR	14,470,667	16,609,295

Total Convertible Corporate Bonds (Cost: $29,549,492)				32,981,552

Total Convertible Securities (Cost: $29,549,492)				32,981,552

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Security	Shares	Value
COMMON STOCK — 0.0%

Financial — 0.0%
Yeoman Capital SA(16)	1,815,919	$13,619,392

Total Common Stock (Cost: $42,499,894)		13,619,392

INVESTMENT COMPANIES — 0.7%
TCW Private Asset Income Fund—I Class(17)	20,284,607	202,846,068

Total Investment Companies (Cost: $202,883,488)		202,846,068

MONEY MARKET INVESTMENTS — 11.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(18),(19)	56,588,258	56,588,258
TCW Central Cash Fund, 3.71%(17),(18)	3,536,701,839	3,536,701,839

Total Money Market Investments (Cost: $3,593,290,097)		3,593,290,097

PURCHASED OPTIONS(20) (0.0%) (Cost: $13,946,799)		254,562

Total Investments (108.3%) (Cost: $35,135,647,239)		33,891,268,609

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%) (Cost: $—)		317

Liabilities In Excess Of Other Assets (-8.3%)		(2,607,238,370)

Net Assets (100.0%)		$31,284,030,556

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
30,566	2-Year U.S. Treasury Note Futures	03/31/26	$6,378,708,095	$6,381,846,469	$3,138,374
8,359	U.S. Ultra Long Bond Futures	03/20/26	1,002,017,007	986,362,000	(15,655,007)
278	10-Year U.S. Treasury Note Futures	03/20/26	31,892,305	31,974,344	82,039
203	Euro Schatz Futures	03/06/26	25,490,357	25,460,173	(30,184)
1,047	U.S. Long Bond Futures	03/20/26	121,601,108	121,026,656	(574,452)
12,459	5-Year U.S. Treasury Note Futures	03/31/26	1,362,486,512	1,361,827,108	(659,404)

			$8,922,195,384	$8,908,496,750	$(13,698,634)

Short Futures
652	3-Year Australian Bond Futures	03/16/26	$(45,713,162)	$(45,650,609)	$62,553
3,862	10-Year Australian Bond Futures	03/16/26	(282,091,050)	(281,962,405)	128,645
353	30-Year Euro-Buxl Futures	03/06/26	(46,338,852)	(45,653,664)	685,188
22	Euro-Bobl Futures	03/06/26	(3,013,705)	(3,001,332)	12,373
1,664	Euro-Bund Futures	03/06/26	(251,084,403)	(249,308,225)	1,776,178
331	Long Gilt Futures	03/27/26	(40,374,441)	(40,678,968)	(304,527)

			$(668,615,613)	$(666,255,203)	$2,360,410

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(21)
Citibank N.A.(19)	AUD	14,703,112	01/09/26	$9,529,859	$9,805,095	$275,236
Citibank N.A.(19)	EUR	79,241,380	01/09/26	92,306,994	93,082,647	775,653
Goldman Sachs & Co.(19)	EUR	112,849,320	01/09/26	131,485,920	132,560,961	1,075,041
JP Morgan Chase Bank	EUR	53,541,332	01/09/26	62,707,563	62,893,514	185,951
Bank Of New York	EUR	3,951,514	01/09/26	4,590,430	4,641,733	51,303
Morgan Stanley & Co.	EUR	11,825,854	01/09/26	13,777,844	13,891,502	113,658
Bank Of America	EUR	202,318	01/09/26	234,401	237,658	3,257
Citibank N.A.	GBP	28,584,391	01/09/26	37,977,382	38,447,310	469,928

				$352,610,393	$355,560,420	$2,950,027

SELL(22)
Citibank N.A.(19)	AUD	310,211,506	01/09/26	204,169,473	206,871,403	(2,701,930)
Goldman Sachs & Co.(19)	AUD	107,769,689	01/09/26	71,286,200	71,868,600	(582,400)
Citibank N.A.(19)	EUR	41,559,818	01/09/26	48,526,216	48,819,164	(292,948)
Goldman Sachs & Co.(19)	EUR	65,310,411	01/09/26	76,473,392	76,718,326	(244,934)
JP Morgan Chase Bank	EUR	524,702,961	01/09/26	615,199,105	616,353,989	(1,154,884)
Goldman Sachs & Co.	GBP	22,208,645	01/09/26	29,736,678	29,871,641	(134,963)
Citibank N.A.	GBP	86,600,772	01/09/26	116,283,963	116,481,990	(198,027)

				$1,161,675,027	$1,166,985,113	$(5,310,086)

SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	01/30/26	1,568,682,000	$1,568,682,000	$627	$1,803,984	$(1,803,357)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	02/27/26	1,568,682,000	1,568,682,000	12,863	2,039,286	(2,026,423)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	03/31/26	1,568,682,000	1,568,682,000	72,473	2,630,680	(2,558,207)
5-Year Interest Rate Swap	Bank of America	4.22	01/30/26	655,513,000	655,513,000	2,360	2,032,090	(2,029,730)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	02/27/26	655,513,000	655,513,000	33,235	2,490,950	(2,457,715)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	03/31/26	655,513,000	655,513,000	133,004	2,949,809	(2,816,805)

Total Swaptions						$254,562	$13,946,799	$(13,692,237)

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
PIK	Payment In Kind.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $5,042,354,350 or 16.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security is not accruing interest.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Restricted security (Note 7).
(10)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $821,107,724 or 2.6% of net assets.
(11)	Perpetual maturity.
(12)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(13)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $135,986, at an interest rate of 5.75% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 9.57% per annum.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $350,997, at an interest rate of 1.75% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 7.17% per annum.
(16)	Non-income producing security.
(17)	Affiliated issuer.
(18)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(19)	All or a portion of this security is owned by TCW MetWest Cayman Total Return Fund, Ltd.
(20)	See options table for description of purchased options.
(21)	Fund buys foreign currency, sells USD.
(22)	Fund sells foreign currency, buys USD.

TCW MetWest Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Total Return Bond Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,736,327,625	$16,877,174,214	$15,076,800,000	3,536,701,839	$3,536,701,839	$99,580,989	$—	$—	$—
TCW Private Asset Income Fund—I Class	36,136,726	166,746,761	—	20,284,607	202,846,068	10,082,947			(37,419)

Total					$3,739,547,907	$109,663,936	$—	$—	$(37,419)

TCW MetWest Total Return Bond Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$10,935,506,779	$—	$10,935,506,779
U.S. Treasury Securities	—	7,146,881,515	—	7,146,881,515
Corporate Bonds	—	4,882,514,367	—	4,882,514,367
Residential Mortgage-Backed Securities—Non-Agency	—	3,483,202,287	—	3,483,202,287
Commercial Mortgage-Backed Securities—Non-Agency	—	1,261,498,506	—	1,261,498,506
Asset-Backed Securities	—	918,036,764	34,149,565	952,186,329
Bank Loans	—	608,617,655	—	608,617,655
Foreign Government Bonds	—	368,846,955	—	368,846,955
Commercial Mortgage-Backed Securities—Agency	—	233,982,332	—	233,982,332
Municipal Bonds	—	175,040,213	—	175,040,213

Total Fixed Income Securities	—	30,014,127,373	34,149,565	30,048,276,938

Convertible Securities
Convertible Corporate Bonds	—	32,981,552	—	32,981,552
Equity Securities
Money Market Investments	3,593,290,097	—	—	3,593,290,097
Investment Companies	—	202,846,068	—	202,846,068
Common Stock	13,619,392	—	—	13,619,392

Total Equity Securities	3,606,909,489	202,846,068	—	3,809,755,557

Swaptions
Purchased Swaptions—OTC	—	254,562	—	254,562
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$317	$—	$317

Total Investments	$3,606,909,489	$30,250,209,872	$34,149,565	$33,891,268,926

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,950,027	—	2,950,027
Futures Contracts
Interest Rate Risk	5,885,350	—	—	5,885,350

Total	$3,612,794,839	$30,253,159,899	$34,149,565	$33,900,104,303

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(17,223,574)	$—	$—	$(17,223,574)
Forward Currency Contracts
Foreign Currency Risk	—	(5,310,086)	—	(5,310,086)

Total	$(17,223,574)	$(5,310,086)	$—	$(22,533,660)

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 105.5% of Net Assets

ASSET-BACKED SECURITIES — 14.2%
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 4.98% (3 mo. USD Term SOFR + 1.100%)(1),(2)	10/20/34	$150,000	$150,039
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(1)	08/15/46	240,000	235,748
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C 5.32%	04/18/28	320,000	321,919
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 4.96% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34	150,000	150,120
CIFC Funding Ltd. Series 2014-1A, Class A1R 5.25% (3 mo. USD Term SOFR + 1.362%)(1),(2)	01/18/31	157,701	157,779
CIFC Funding Ltd. Series 2016-1A, Class AR3 4.87% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/21/31	201,506	201,590
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51	205,000	201,558
DataBank Issuer LLC Series 2021-1A, Class A2 2.06%(1)	02/27/51	120,000	119,464
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.00% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31	84,070	84,125
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 4.95% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32	411,245	411,863
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.07% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29	59,613	59,639
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR 5.13% (3 mo. USD Term SOFR + 1.240%)(1),(2)	04/16/34	350,000	350,091
GLS Auto Receivables Issuer Trust Series 2021-3A, Class D 1.48%(1)	07/15/27	54,747	54,497
Hotwire Funding LLC Series 2024-1A, Class A2 5.89%(1)	06/20/54	60,000	61,070
HPS Loan Management Ltd. Series 2021-16A, Class A1R 4.97% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/23/35	250,000	250,102
HTS Fund II LLC Series 2025-1, Class A 5.35%(1)	06/23/45	100,000	100,278
JG Wentworth XXII LLC Series 2010-3A, Class A 3.82%(1)	12/15/48	245,388	244,165
Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX 3.00%(1)	10/25/48	92,019	91,055
LCM 37 Ltd. Series 37A, Class A1R 4.96% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	123,562	123,512
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	229,386	210,544
Navient Private Education Refi Loan Trust Series 2021-FA, Class A 1.11%(1)	02/18/70	156,602	139,779
Oxford Finance Funding LLC Series 2022-1A, Class A2 3.60%(1)	02/15/30	128,656	127,319
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.30% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31	250,000	250,320
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1AR 4.99% (3 mo. USD Term SOFR + 1.110%)(1),(2)	01/20/34	100,000	100,002
Rockford Tower CLO Ltd. Series 2019-1A, Class AR2 4.98% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34	200,000	199,944
Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.88%(1)	03/26/46	120,000	119,128
Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R 5.26% (3 mo. USD Term SOFR + 1.130%)(1),(2)	10/23/35	215,000	215,063
Thompson Park CLO Ltd. Series 2021-1A, Class A1R 4.95% (3 mo. USD Term SOFR + 1.050%)(1),(2)	04/15/34	250,000	250,122
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.92% (3 mo. USD Term SOFR + 1.040%)(1),(2)	07/20/35	250,000	249,637
Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.17%(1)	10/15/46	200,000	195,975
VB-S1 Issuer LLC Series 2022-1A, Class C2I 3.16%(1)	02/15/52	90,000	87,510
Voya CLO Ltd. Series 2020-1A, Class ARR 4.97% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/16/34	225,000	225,166

Total Asset-Backed Securities (Cost: $5,706,357)			5,739,123

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 28.4%
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	146,949	140,075
Federal Home Loan Mortgage Corp. REMICS Series 2368, Class AF (PAC) 5.05% (30 day USD SOFR Average + 1.064%)(2)	10/15/31	21,373	21,605
Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC) 4.70% (30 day USD SOFR Average + 0.714%)(2)	10/15/33	170,920	171,731
Federal Home Loan Mortgage Corp. REMICS Series 3085, Class FW 4.80% (30 day USD SOFR Average + 0.814%)(2)	08/15/35	131,425	132,387

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 4.40% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	$122,313	$121,821
Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF 4.40% (30 day USD SOFR Average + 0.414%)(2)	08/15/35	24,571	24,472
Federal Home Loan Mortgage Corp. REMICS Series 3895, Class BF 4.60% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	79,069	78,689
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 4.60% (30 day USD SOFR Average + 0.614%)(2)	06/15/42	113,557	113,087
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	96,612	92,198
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	102,291	97,507
Federal National Mortgage Association, Pool #MA4805 4.50%	11/01/52	541,724	531,516
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	196,975	197,592
Federal National Mortgage Association, Pool #254548 5.50%	12/01/32	26,863	27,683
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	18,827	19,439
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	22,926	24,400
Federal National Mortgage Association, Pool #555098 6.18% (1 yr. USD RFUCCT + 1.634%)(2)	11/01/32	3,305	3,339
Federal National Mortgage Association, Pool #762525 6.50%	11/01/33	6,268	6,655
Federal National Mortgage Association, Pool #AE0443 6.50%	10/01/39	27,363	29,466
Federal National Mortgage Association, Pool #770900 6.55% (1 yr. USD RFUCCT + 1.552%)(2)	04/01/34	35,325	35,689
Federal National Mortgage Association, Pool #655133 7.00%	08/01/32	3,764	3,993
Federal National Mortgage Association, Pool #655151 7.00%	08/01/32	2,064	2,185
Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F) 8.50% (-30 day USD SOFR Average + 126.168%)(2)	09/25/31	244	258
Federal National Mortgage Association REMICS Series 2001-60, Class OF 4.94% (30 day USD SOFR Average + 1.064%)(2)	10/25/31	23,739	23,997
Federal National Mortgage Association REMICS Series 2002-30, Class FB 4.99% (30 day USD SOFR Average + 1.114%)(2)	08/25/31	17,084	17,208
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(2)	01/25/34	4,185	4,416
Federal National Mortgage Association REMICS Series 2004-60, Class FW 4.44% (30 day USD SOFR Average + 0.564%)(2)	04/25/34	9,326	9,329
Federal National Mortgage Association REMICS Series 2004-96, Class MT (I/F) (TAC) 7.00% (-30 day USD SOFR Average + 123.122%)(2)	12/25/34	10,049	10,675
Federal National Mortgage Association REMICS Series 2005-73, Class DF (PAC) 4.24% (30 day USD SOFR Average + 0.364%)(2)	08/25/35	26,662	26,528
Federal National Mortgage Association REMICS Series 2007-68, Class SC (I/O) (I/F) 2.71% (-30 day USD SOFR Average + 6.586%)(2)	07/25/37	35,364	3,701
Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC) 4.39% (30 day USD SOFR Average + 0.514%)(2)	10/25/40	19,557	19,530
Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F) 2.24% (-30 day USD SOFR Average + 6.116%)(2)	11/25/36	119,627	10,256
Federal National Mortgage Association REMICS Series 2010-95, Class FB (PAC) 4.39% (30 day USD SOFR Average + 0.514%)(2)	09/25/40	17,423	17,405
Federal National Mortgage Association REMICS Series 2018-79, Class FA 4.24% (30 day USD SOFR Average + 0.364%)(2)	11/25/48	29,274	28,943
Federal National Mortgage Association REMICS Series 2019-79, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	01/25/50	78,084	76,832
Federal National Mortgage Association REMICS Series 2020-10, Class FA 4.49% (30 day USD SOFR Average + 0.614%)(2)	03/25/50	219,156	215,735
Federal National Mortgage Association REMICS Series 2024-73, Class FB 5.07% (30 day USD SOFR Average + 1.200%)(2)	10/25/54	417,088	418,660
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	235,161	229,441
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	118,542	115,717

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, Pool #80546 4.75% (1 yr. CMT + 1.500%)(2)	10/20/31	$2,440	$2,468
Government National Mortgage Association, Pool #80614 5.38% (1 yr. CMT + 1.500%)(2)	07/20/32	3,113	3,149
Government National Mortgage Association, Pool #MA0331 5.38% (1 yr. CMT + 1.500%)(2)	08/20/42	30,749	31,435
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	93,337	94,818
Government National Mortgage Association, Pool #80610 5.63% (1 yr. CMT + 1.500%)(2)	06/20/32	37,106	37,608
Government National Mortgage Association, Pool #80687 5.63% (1 yr. CMT + 1.500%)(2)	04/20/33	30,309	30,528
Government National Mortgage Association REMICS Series 2004-2, Class FW 5.39% (1 mo. USD Term SOFR + 1.514%)(2)	01/16/34	169,270	172,425
Government National Mortgage Association REMICS Series 2009-92, Class FC 4.65% (1 mo. USD Term SOFR + 0.914%)(2)	10/16/39	44,173	44,612
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(2)	06/16/37	712,163	12,462
Government National Mortgage Association REMICS Series 2023-113, Class FD 5.27% (30 day USD SOFR Average + 1.350%)(2)	08/20/53	326,477	329,185
Government National Mortgage Association REMICS Series 2024-144, Class FD 5.07% (30 day USD SOFR Average + 1.150%)(2)	09/20/54	436,076	438,354
Government National Mortgage Association REMICS Series 2024-148, Class AF 5.10% (30 day USD SOFR Average + 1.180%)(2)	09/20/54	433,071	435,678
Government National Mortgage Association, TBA
4.00%(3)	05/01/55	275,000	259,612
4.50%(3)	07/01/55	250,000	243,569
5.00%(3)	07/01/55	550,000	548,575
5.50%(3)	05/01/55	225,000	227,189
Uniform Mortgage-Backed Security, TBA
3.50%(3)	01/01/40	675,000	656,556
4.00%(3)	09/01/37	950,000	937,868
4.00%(3)	05/01/55	250,000	237,193
4.50%(3)	07/01/40	1,375,000	1,376,478
4.50%(3)	07/01/55	225,000	219,657
5.00%(3)	04/01/40	1,475,000	1,494,706
5.00%(3)	07/01/55	400,000	399,031
5.50%(3)	05/01/55	175,000	177,468

Total Residential Mortgage-Backed Securities—Agency (Cost: $11,529,003)			11,514,784

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.4%
ALA Trust Series 2025-OANA, Class A 5.49% (1 mo. USD Term SOFR + 1.743%)(1),(2)	06/15/40	140,000	140,752
BPR Trust Series 2021-WILL, Class A 5.62% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	187,864	187,618
BX Commercial Mortgage Trust Series 2021-21M, Class A 4.59% (1 mo. USD Term SOFR + 0.844%)(1),(2)	10/15/36	59,504	59,478
BX Commercial Mortgage Trust Series 2021-XL2, Class A 4.55% (1 mo. USD Term SOFR + 0.803%)(1),(2)	10/15/38	49,113	49,110
BX Trust Series 2024-PAT, Class B 6.79% (1 mo. USD Term SOFR + 3.039%)(1),(2)	03/15/41	100,000	100,610
COMM Mortgage Trust Series 2016-787S, Class A 3.55%(1)	02/10/36	160,000	159,072
Great Wolf Trust Series 2024-WOLF, Class A 5.29% (1 mo. USD Term SOFR + 1.542%)(1),(2)	03/15/39	152,000	152,402
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A 5.84% (1 mo. USD Term SOFR + 2.091%)(1),(2)	03/15/28	125,000	125,644
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.29% (1 mo. USD Term SOFR + 1.541%)(1),(2)	05/15/37	100,000	100,240
Hilton USA Trust Series 2016-HHV, Class A 3.72%(1)	11/05/38	103,000	102,318
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A 2.85%(1),(4)	09/06/38	163,000	161,224
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class B 2.85%(1),(4)	09/06/38	145,000	143,041
NYCT Trust Series 2024-3ELV, Class A 5.74% (1 mo. USD Term SOFR + 1.991%)(1),(2)	08/15/29	200,000	200,894
NYO Commercial Mortgage Trust Series 2021-1290, Class A 4.96% (1 mo. USD Term SOFR + 1.209%)(1),(2)	11/15/38	140,000	139,895
PGA Trust Series 2024-RSR2, Class A 5.64% (1 mo. USD Term SOFR + 1.891%)(1),(2)	06/15/39	173,000	173,309
SREIT Trust Series 2021-MFP, Class C 5.19% (1 mo. USD Term SOFR + 1.443%)(1),(2)	11/15/38	134,215	134,220

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
SREIT Trust Series 2021-MFP2, Class B 5.04% (1 mo. USD Term SOFR + 1.286%)(1),(2)	11/15/36	$115,000	$114,997
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38	140,000	138,579
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 5.07% (1 mo. USD Term SOFR + 1.314%)(1),(2)	05/15/31	200,000	199,889

Total Commercial Mortgage-Backed Securities—Non-agency (Cost: $2,563,165)			2,583,292

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL 4.77% (1 yr. MTA + 0.740%)(2)	05/25/44	56,972	56,950
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q010, Class APT 7.41%(4)	04/25/46	12,690	12,804
Government National Mortgage Association Series 2008-92, Class E 5.56%(4)	03/16/44	14,991	14,961
Government National Mortgage Association Series 2012-135 (I/O) 0.36%(4)	01/16/53	1,279,256	17,972
Government National Mortgage Association Series 2014-157, Class C 3.15%(4)	10/16/54	387,294	377,860

Total Commercial Mortgage-Backed Securities—Agency (Cost: $543,842)			480,547

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.5%
Aames Mortgage Trust Series 2002-1, Class A3 7.40%	06/25/32	6,462	6,392
Adjustable Rate Mortgage Trust Series 2005-1, Class 1A1 5.71%(4)	05/25/35	11,145	11,108
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(1)	07/25/59	76,575	75,116
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10, Class M3 4.52% (1 mo. USD Term SOFR + 0.789%)(2)	01/25/36	33,745	33,812
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32	2,209	2,250
Chase Home Lending Mortgage Trust Series 2024-8, Class A6A 5.50%(1),(4)	08/25/55	58,064	58,073
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M2 4.28% (1 mo. USD Term SOFR + 0.549%)(2)	11/25/36	286,699	286,628
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class A2D 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	05/25/37	50,385	50,235
Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1 6.50%	11/25/31	9,628	9,886
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 4A2 6.75%(4)	11/25/32	12,127	12,070
FFMLT Trust Series 2005-FF8, Class M2 4.63% (1 mo. USD Term SOFR + 0.894%)(2)	09/25/35	27,651	27,649
First Franklin Mortgage Loan Trust Series 2006-FFH1, Class M1 4.40% (1 mo. USD Term SOFR + 0.669%)(2)	01/25/36	378,306	374,485
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2 4.43% (1 mo. USD Term SOFR + 0.699%)(2)	01/25/36	6,168	6,164
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1 5.39%(4)	10/25/34	62,981	59,874
JPMorgan Mortgage Trust Series 2005-A2, Class 9A1 6.75%(4)	04/25/35	26,142	25,798
MASTR Adjustable Rate Mortgages Trust Series 2004-12, Class 5A1 6.17%(4)	10/25/34	7,125	6,994
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.53%(4)	10/25/32	12,307	12,107
Merrill Lynch Mortgage Investors Trust Series 2003-A1, Class 2A 5.84% (1 yr. USD Term SOFR + 2.340%)(2)	12/25/32	79,176	79,361
MortgageIT Trust Series 2005-1, Class 1A1 4.49% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	174,179	177,737
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 4.39% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/37	202,005	197,656
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4 5.42% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	143,743	142,467
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A2 8.50%	11/25/31	33,862	10,927
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 4.34% (1 mo. USD Term SOFR + 0.444%)(2)	04/25/36	49,080	48,917
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.80%(4)	12/25/34	44,842	40,941
Soundview Home Loan Trust Series 2005-OPT1, Class M2 4.52% (1 mo. USD Term SOFR + 0.789%)(2)	06/25/35	4,217	4,213
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1 6.17%(4)	06/25/33	11,948	11,767

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1 4.35% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/35	$58,771	$51,516

Total Residential Mortgage-Backed Securities—Non-agency (Cost: $1,830,390)			1,824,143

CORPORATE BONDS — 27.7%

Agriculture — 0.5%
Altria Group, Inc. 4.88%	02/04/28	70,000	71,195
Imperial Brands Finance PLC (United Kingdom) 6.13%(1)	07/27/27	135,000	138,928

			210,123

Airlines — 0.2%
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33	68,359	60,981

Banks — 14.1%
Bank of America Corp. 3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	70,000	69,196
3.82% (3 mo. USD Term SOFR + 1.837%)(2)	01/20/28	985,000	982,754
Bank of New York Mellon 4.73% (1 day USD SOFR + 1.135%)(2)	04/20/29	160,000	162,666
Citigroup, Inc. 1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	815,000	805,538
Goldman Sachs Group, Inc. 1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	405,000	398,022
HSBC Holdings PLC (United Kingdom) 2.01% (1 day USD SOFR + 1.732%)(2)	09/22/28	85,000	82,065
JPMorgan Chase & Co. 1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	1,185,000	1,181,658
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27	50,000	49,547
Morgan Stanley 1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27	225,000	221,877
Morgan Stanley Private Bank NA 4.20% (1 day USD SOFR + 0.780%)(2)	11/17/28	625,000	626,994
PNC Financial Services Group, Inc. 5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	55,000	57,052
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27	40,000	40,798
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	105,000	103,812
U.S. Bancorp 4.65% (1 day USD SOFR + 1.230%)(2)	02/01/29	200,000	202,548
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28	560,000	547,372
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29	175,000	181,191

			5,713,090

Chemicals — 0.4%
International Flavors & Fragrances, Inc. 1.83%(1)	10/15/27	150,000	143,962

Commercial Services — 0.7%
Global Payments, Inc. 2.15%	01/15/27	300,000	293,757
Grand Canyon University 5.13%	10/01/28	5,000	4,986

			298,743

Computers — 0.2%
Dell International LLC/EMC Corp. 4.75%	04/01/28	70,000	71,028

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	300,000	296,142
Air Lease Corp. 3.63%	04/01/27	200,000	198,580
American Express Co. 4.73% (1 day USD SOFR + 1.260%)(2)	04/25/29	230,000	233,600
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27	87,000	84,436

			812,758

Electric — 0.8%
Alliant Energy Finance LLC 5.95%(1)	03/30/29	135,000	141,217
Eversource Energy 2.90%	03/01/27	200,000	197,384

			338,601

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28	5,000	5,181
9.50%(1)	06/01/30	4,000	4,264

			9,445

Health Care-Products — 0.3%
Stryker Corp. 4.70%	02/10/28	120,000	121,747

Household Products/Wares — 0.0%
Spectrum Brands, Inc. 3.88%(1)	03/15/31	6,000	4,908

Insurance — 0.9%
Metropolitan Life Global Funding I 4.30%(1)	08/25/29	360,000	361,760

Internet — 0.0%
Getty Images, Inc. 10.50%(1)	11/15/30	10,000	10,096

Lodging — 0.5%
Hyatt Hotels Corp. 5.05%	03/30/28	115,000	117,167

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Lodging (Continued)
Las Vegas Sands Corp. 5.63%	06/15/28	$90,000	$92,344

			209,511

Media — 0.0%
DISH Network Corp. 11.75%(1)	11/15/27	3,000	3,124
Scripps Escrow II, Inc. 3.88%(1)	01/15/29	3,000	2,761
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29	11,000	10,843

			16,728

Office/Business Equipment — 0.1%
Xerox Corp. 10.25%(1)	10/15/30	20,000	19,258

Oil & Gas — 0.1%
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(2),(5)	09/18/30	25,000	25,665
Transocean International Ltd. 8.75%(1)	02/15/30	3,750	3,920

			29,585

Packaging & Containers — 0.6%
Ardagh Group SA 12.00%(1),(6)	12/01/30	10,000	9,176
Berry Global, Inc. 5.50%	04/15/28	225,000	232,009

			241,185

Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%(1)	04/15/32	15,000	15,631
Bayer U.S. Finance LLC (Germany) 6.25%(1)	01/21/29	220,000	231,209

			246,840

Pipelines — 0.2%
Venture Global LNG, Inc.
8.13%(1)	06/01/28	20,000	20,346
9.00% (5 yr. CMT + 5.440%)(1),(2),(5)	09/30/29	5,000	3,964
9.88%(1)	02/01/32	15,000	15,506
Venture Global Plaquemines LNG LLC
6.13%(1)	12/15/30	9,000	9,168
6.50%(1)	06/15/34	1,000	1,024
6.75%(1)	01/15/36	11,000	11,269

			61,277

REIT — 3.5%
American Tower Corp. (REIT) 5.25%	07/15/28	250,000	257,055
Crown Castle, Inc. 3.80%	02/15/28	135,000	133,985
Extra Space Storage LP
3.88%	12/15/27	205,000	204,514
5.70%	04/01/28	135,000	139,547
Healthcare Realty Holdings LP 3.63%	01/15/28	220,000	217,270
Hudson Pacific Properties LP 3.95%	11/01/27	50,000	47,805
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27	285,000	288,243
WP Carey, Inc. 4.65%	07/15/30	110,000	110,872

			1,399,291

Retail — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29	24,000	23,085
9.25%(1)	01/15/31	17,000	17,536
Papa John’s International, Inc. 3.88%(1)	09/15/29	10,000	9,554

			50,175

Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom) 2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28	200,000	197,580

Semiconductors — 0.2%
Foundry JV Holdco LLC 5.50%(1)	01/25/31	95,000	98,155

Software — 0.2%
Fiserv, Inc. 4.55%	02/15/31	45,000	44,651
Oracle Corp. 4.80%	08/03/28	50,000	50,248

			94,899

Telecommunications — 1.0%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27	15,000	11,570
Altice France SA
6.50%(1)	04/15/32	2,799	2,689
9.50%(1)	11/01/29	2,088	2,149
EchoStar Corp. 10.75%	11/30/29	2,200	2,433
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	157,500	158,601
T-Mobile USA, Inc. 2.25%	02/15/26	200,000	199,638
Zayo Group Holdings, Inc. 9.25%(1),(7)	03/09/30	19,299	18,358
			395,438

Total Corporate Bonds (Cost: $10,974,665)			11,217,164

Municipal Bond — 0.1%
Commonwealth of Massachusetts, Revenue Bonds 4.11%	07/15/31	56,378	56,291

Total Municipal Bonds (Cost: $55,356)			56,291

U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Notes
3.38%	12/31/27	6,430,000	6,417,693
3.50%	12/15/28	760,000	759,198
3.50%	11/30/30	51,000	50,504
3.63%	12/31/30	570,000	567,395

Total U.S. Treasury Securities (Cost: $7,794,798)			7,794,790

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
U.S. International Development Finance Corp. 1.49%	08/15/31		$1,665,945	$1,549,329

Total U.S. Government Agency Obligations (Cost: $1,671,880)				1,549,329

Total Fixed Income Securities (Cost: $42,669,456)				42,759,463

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%
Worldline SA (France) 0.00%(8),(9)	07/30/26	EUR	30,000	34,434

Total Convertible Corporate Bonds (Cost: $32,199)				34,434

Issues		Shares		Value
MONEY MARKET INVESTMENTS — 13.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(10)			207,794	207,794
TCW Central Cash Fund, 3.71%(10),(11)			5,334,414	5,334,414

Total Money Market Investments (Cost: $5,542,208)				5,542,208

PURCHASED OPTIONS(12) (0.0%) (Cost: $19,217)				351

Total Investments (119.3%) (Cost: $48,263,080)				48,336,456

Liabilities In Excess Of Other Assets (-19.3%)				(7,829,664)

Net Assets (100.0%)				$40,506,792

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
45	2-Year U.S. Treasury Note Futures	03/31/26	$9,388,166	$9,395,508	$7,342

			$9,388,166	$9,395,508	$7,342

Short Futures
18	10-Year U.S. Treasury Note Futures	03/20/26	$(2,074,397)	$(2,070,281)	$4,116
44	5-Year U.S. Treasury Note Futures	03/31/26	(4,804,520)	(4,809,406)	(4,886)
3	U.S. Ultra Long Bond Futures	03/20/26	(359,409)	(354,000)	5,409

			$(7,238,326)	$(7,233,687)	$4,639

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(13)
Citibank N.A.	EUR	48,363	01/09/26	$56,871	$56,811	$60

				$56,871	$56,811	$60

SWAPTIONS

Description	Counterparty	Coupon Rate (%)		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap		Morgan Stanley & Co.	4.05	01/30/26	2,162,000	$2,162,000	$1	$2,486	$(2,485)
2-Year Interest Rate Swap		Morgan Stanley & Co.	4.03	02/27/26	2,162,000	2,162,000	18	2,811	(2,793)
2-Year Interest Rate Swap		Morgan Stanley & Co.	4.00	03/31/26	2,162,000	2,162,000	100	3,626	(3,526)
5-Year Interest Rate Swap		Bank of America	4.22	01/30/26	903,000	903,000	3	2,799	(2,796)
5-Year Interest Rate Swap		JPMorgan Chase Bank	4.22	02/27/26	903,000	903,000	46	3,432	(3,386)
5-Year Interest Rate Swap		JPMorgan Chase Bank	4.22	03/31/26	903,000	903,000	183	4,063	(3,880)

Total Swaptions							$351	$19,217	$(18,866)

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $10,238,821 or 25.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Perpetual maturity.
(6)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.50% cash or 6.50% PIK interest.
(7)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $34,434 or 0.1% of net assets.
(9)	Security is not accruing interest.
(10)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(11)	Affiliated issuer.
(12)	See options table for description of purchased options.
(13)	Fund sells foreign currency, buys USD.

TCW MetWest Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW MetWest Ultra Short Bond Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,349,875	$95,584,539	$91,600,000	5,334,414	$5,334,414	$171,184	$—	$—	$—

Total					$5,334,414	$171,184	$—	$—	$—

TCW MetWest Ultra Short Bond Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$11,514,784	$—	$11,514,784
Corporate Bonds	—	11,217,164	—	11,217,164
U.S. Treasury Securities	—	7,794,790	—	7,794,790
Asset-Backed Securities	—	5,739,123	—	5,739,123
Commercial Mortgage-Backed Securities—Non-Agency	—	2,583,292	—	2,583,292
Residential Mortgage-Backed Securities—Non-Agency	—	1,824,143	—	1,824,143
U.S. Government Agency Obligations	—	1,549,329	—	1,549,329
Commercial Mortgage-Backed Securities—Agency	—	480,547	—	480,547
Municipal Bonds	—	56,291	—	56,291

Total Fixed Income Securities	—	42,759,463	—	42,759,463

Convertible Securities
Convertible Corporate Bonds	—	34,434	—	34,434
Equity Securities
Money Market Investments	5,542,208	—	—	5,542,208
Swaptions
Purchased Swaptions — OTC	—	351	—	351

Total Investments	$5,542,208	$42,794,248	$—	$48,336,456

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	60	—	60
Futures Contracts
Interest Rate Risk	16,867	—	—	16,867

Total	$5,559,075	$42,794,308	$—	$48,353,383

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(4,886)	$—	$—	$(4,886)

Total	$(4,886)	$—	$—	$(4,886)

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 99.2% of Net Assets

ASSET-BACKED SECURITIES — 10.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class B 9.31%(1)	07/15/61		$60,663	$61,381
AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB 0.00%(1),(2),(3)	04/19/38		3,100,000	2,461,415
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53		3,700,000	3,895,265
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54		1,200,000	1,279,585
ALLO Issuer LLC Series 2025-1A, Class C 8.10%(1)	04/20/55		5,590,000	5,696,911
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D 4.08%(1)	02/20/28		8,500,000	8,380,877
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E 8.36% (30 day USD SOFR Average + 3.500%)(1),(4)	06/25/47		5,525,416	5,588,628
Blue Stream Issuer LLC Series 2023-1A, Class C 8.90%(1)	05/20/53		6,100,000	6,234,016
BlueMountain CLO Ltd. Series 2015-4A, Class DR2 5.83% (3 mo. USD Term SOFR + 1.950%)(1),(4)	04/20/30		2,750,000	2,733,335
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(3),(5)	06/12/28		19,250	1,367,820
Carvana Auto Receivables Trust Series 2021-N4, Class R 0.00%(1),(3),(5)	09/12/28		26,800	1,066,080
Carvana Auto Receivables Trust Series 2021-P4, Class R 0.00%(1),(3),(5)	09/11/28		14,200	1,678,781
Carvana Auto Receivables Trust Series 2022-N1, Class R 0.00%(1),(3),(5)	12/11/28		71,000	3,093,893
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(3),(5)	05/10/29		54,850	6,551,300
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1),(3)	08/12/30		16,200	1,701,368
CIT Education Loan Trust Series 2007-1, Class B 4.61% (90 day USD SOFR Average + 0.562%)(1),(4)	06/25/42		801,300	747,043
Clover CLO LLC Series 2018-1A, Class B1R 5.83% (3 mo. USD Term SOFR + 1.950%)(1),(4)	04/20/37		9,300,000	9,322,636
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51		2,500,000	2,458,019
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41%(1)	05/20/55		8,142,000	8,520,780
Elmwood CLO 30 Ltd. Series 2024-6A, Class B 5.63% (3 mo. USD Term SOFR + 1.750%)(1),(4)	07/17/37		6,000,000	6,021,582
FHF Issuer Trust Series 2025-1A, Class A2 4.92%(1)	02/15/31		3,558,616	3,550,550
Flexential Issuer LLC Series 2021-1A, Class A2 3.25%(1)	11/27/51		1,284,571	1,266,364
Flexential Issuer LLC Series 2021-1A, Class C 6.93%(1)	11/27/51		9,755,000	9,689,851
Goal Capital Funding Trust Series 2006-1, Class B 5.30% (3 mo. USD LIBOR + 0.450%)(4)	08/25/42		140,661	136,932
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2 6.51% (3 mo. USD Term SOFR + 2.650%)(1),(4)	10/20/38		3,300,000	3,312,814
GoldenTree Loan Management U.S. CLO 25 Ltd. Series 2025-25A, Class D 7.38% (3 mo. USD Term SOFR + 3.500%)(1),(4)	04/20/38		6,325,000	6,384,537
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27		5,569,500	5,468,564
Hertz Vehicle Financing III LP Series 2021-2A, Class D 4.34%(1)	12/27/27		4,225,000	4,165,628
HPS Loan Management Ltd. Series 2024-20A, Class B1 5.71% (3 mo. USD Term SOFR + 1.850%)(1),(4)	07/25/37		4,850,000	4,864,521
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E 10.52% (30 day USD SOFR Average + 6.600%)(1),(4)	09/20/33		2,689,978	2,706,205
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(2),(3)	01/15/38		8,000,000	5,397,064
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.05%(1),(2),(6),(7)	01/15/38		8,000,000	1
LMDV Issuer Co. LLC Series 2025-1A, Class C 7.88%(1)	12/15/55		2,600,000	2,606,240
Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR 5.61% (3 mo. USD Term SOFR + 1.750%)(1),(4)	10/22/34		8,000,000	8,008,000
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00%(1),(2),(3)	01/25/38		6,050,000	4,319,809
NCFA LLC 2.75%(7)	06/12/28		5,260,667	5,260,667
NCFA LLC – Loan Participation 1 2.75%(7)	06/12/28		1,125,468	1,125,468
NCFA LLC – Loan Participation 2 3.14%(7)	12/19/27		9,338,458	9,338,458
NCFA LLC – Loan Participation 3 7.90%(2),(7)	04/11/30		2,670,000	2,670,000
New Mountain CLO 8 Ltd. Series CLO-8A, Class M 0.00%(1),(3),(6),(7)	10/20/38		650,000	—
New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB 0.00%(1),(2),(3)	10/20/38		6,500,000	4,851,028
Newday Funding Master Issuer PLC Series 2024-2X, Class E 7.74% (1 day GBP SONIA + 3.900%)(4),(8)	07/15/32	GBP	1,700,000	2,328,285
OCP CLO Ltd. Series 2025-44A, Class SUB 0.00%(1),(2),(3)	10/24/38		4,750,000	3,749,892
Owl Rock CLO XV LLC Series 2024-15A, Class A 6.18% (3 mo. USD Term SOFR + 2.300%)(1),(4)	01/20/36		4,650,000	4,660,174
Palmer Square CLO Ltd. Series 2024-3A, Class SUB 0.00%(1),(2),(3)	07/20/37		3,975,000	3,086,854
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR 7.03% (3 mo. USD Term SOFR + 3.150%)(1),(4)	01/20/34		4,500,000	4,486,774
PRET LLC Series 2025-NPL9, Class A1 5.39%(1)	08/25/55		6,944,569	6,967,584

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS December 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Rockford Tower CLO Ltd. Series 2025-2A, Class D1 7.39% (3 mo. USD Term SOFR + 3.350%)(1),(4)	03/31/38	$6,710,000	$6,783,850
Serenity-Peace Park CLO Ltd. Series 2025-1A, Class SUB 0.00% (1),(2),(3)	10/24/38	6,400,000	5,197,504
Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB 0.00% (1),(2),(3)	07/17/38	4,900,000	2,699,077
Skyline Aviation, Inc. Class A 3.23% (7)	07/03/38	7,385,810	6,984,465
SLC Student Loan Trust Series 2004-1, Class B 4.81% (90 day USD SOFR Average + 0.552%)(4)	08/15/31	260,147	229,300
SLM Student Loan EDC Repackaging Trust Series 2013-M1, Class M1R 0.00% (1),(3),(7),(5)	10/28/29	6,250	1,176,636
SLM Student Loan Trust Series 2003-12, Class B 4.98% (90 day USD SOFR Average + 0.852%)(4)	12/15/68	1,805,974	1,744,767
SLM Student Loan Trust Series 2003-7, Class B 4.96% (90 day USD SOFR Average + 0.832%)(4)	09/15/39	1,282,444	1,220,695
SLM Student Loan Trust Series 2004-10, Class B 4.94% (90 day USD SOFR Average + 0.632%)(4)	01/25/40	4,550,752	4,295,468
SLM Student Loan Trust Series 2004-2, Class B 5.04% (90 day USD SOFR Average + 0.732%)(4)	07/25/39	219,666	209,973
SLM Student Loan Trust Series 2005-3, Class B 4.72% (90 day USD SOFR Average + 0.412%)(4)	04/25/40	1,501,311	1,432,522
SLM Student Loan Trust Series 2006-8, Class B 4.80% (90 day USD SOFR Average + 0.492%)(4)	01/25/41	1,592,943	1,506,109
SLM Student Loan Trust Series 2007-7, Class B 5.32% (90 day USD SOFR Average + 1.012%)(4)	10/27/70	2,195,000	2,264,799
SLM Student Loan Trust Series 2007-8, Class B 5.57% (90 day USD SOFR Average + 1.262%)(4)	04/27/83	2,605,955	2,529,323
SLM Student Loan Trust Series 2008-2, Class B 5.77% (90 day USD SOFR Average + 1.462%)(4)	01/25/83	1,000,000	1,053,947
SLM Student Loan Trust Series 2008-3, Class B 5.77% (90 day USD SOFR Average + 1.462%)(4)	04/26/83	710,000	733,294
SLM Student Loan Trust Series 2008-4, Class A4 6.22% (90 day USD SOFR Average + 1.912%)(4)	07/25/22	304,208	305,293
SLM Student Loan Trust Series 2008-4, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	04/25/73	710,000	745,322
SLM Student Loan Trust Series 2008-5, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	07/25/73	7,315,000	7,702,875
SLM Student Loan Trust Series 2008-6, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	07/26/83	710,000	732,304
SLM Student Loan Trust Series 2008-7, Class B 6.42% (90 day USD SOFR Average + 2.112%)(4)	07/26/83	820,000	816,096
SLM Student Loan Trust Series 2012-1, Class A3 4.94% (30 day USD SOFR Average + 1.064%)(4)	09/25/28	371,605	367,912
SLM Student Loan Trust Series 2012-2, Class A 4.69% (30 day USD SOFR Average + 0.814%)(4)	01/25/29	595,034	585,420
SLM Student Loan Trust Series 2012-7, Class B 5.79% (30 day USD SOFR Average + 1.914%)(4)	09/25/43	2,200,000	2,121,511
SLM Student Loan Trust Series 2014-1, Class A3 4.59% (30 day USD SOFR Average + 0.714%)(4)	02/26/29	509,643	497,965
Structured Receivables Finance LLC Series 2010-A, Class B 7.61% (1)	01/16/46	567,920	572,870
Structured Receivables Finance LLC Series 2010-B, Class B 7.97% (1)	08/15/36	740,210	753,220
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03% (1)	06/25/54	4,715,000	4,848,918
TIAA CLO IV Ltd. Series 2018-1A, Class A2R 5.63% (3 mo. USD Term SOFR + 1.750%)(1),(4)	01/20/32	8,000,000	8,017,264
TIF Funding II LLC Series 2021-1A, Class B 2.54% (1)	02/20/46	2,378,229	2,176,534
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R 6.98% (3 mo. USD Term SOFR + 3.100%)(1),(4)	03/20/38	3,040,000	3,052,309
Triton Container Finance VIII LLC Series 2021-1A, Class B 2.58% (1)	03/20/46	1,827,506	1,690,681
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class E 7.57% (30 day USD SOFR Average + 3.700%)(1),(4)	09/25/32	1,470,014	1,473,683
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class R 10.37% (30 day USD SOFR Average + 6.500%)(1),(4)	09/25/32	2,641,432	2,648,008
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51% (1)	06/25/55	1,250,000	1,280,495

Total Asset-backed Securities (Cost: $305,909,167)			269,713,388

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.7%
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52	7,807,885	7,446,307
Federal Home Loan Mortgage Corp., Pool #SD8256 4.00%	10/01/52	16,270,211	15,514,226

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS December 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52	$24,115,635	$22,991,379
Federal Home Loan Mortgage Corp., Pool #SD8286 4.00%	01/01/53	9,278,772	8,844,763
Federal Home Loan Mortgage Corp., Pool #SD5323 4.00%	01/01/54	3,070,914	2,927,750
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52	5,978,988	5,868,167
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52	13,673,340	13,430,201
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52	29,390,388	28,836,527
Federal Home Loan Mortgage Corp., Pool #SD8347 4.50%	08/01/53	9,563,287	9,371,897
Federal Home Loan Mortgage Corp., Pool #SD8323 5.00%	05/01/53	9,521,726	9,542,787
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 16.20% (-30 day USD SOFR Average + 42.091%)(4)	07/15/37	4,266	6,086
Federal Home Loan Mortgage Corp. REMICS Series 3404, Class AS (I/O) (I/F) 1.80% (-30 day USD SOFR Average + 5.781%)(4)	01/15/38	23,037	1,850
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 1.80% (-30 day USD SOFR Average + 5.786%)(4)	04/15/38	17,915	1,172
Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC) 0.00%(3)	11/15/33	5,927	5,366
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.51% (-30 day USD SOFR Average + 6.496%)(4)	04/15/42	45,193	4,903
Federal Home Loan Mortgage Corp. REMICS Series 5468, Class SE (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.350%)(4)	10/25/54	24,669,306	1,791,611
Federal Home Loan Mortgage Corp. REMICS Series 5473, Class SL (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.350%)(4)	11/25/54	39,534,340	2,275,657
Federal Home Loan Mortgage Corp. REMICS Series 5496, Class S (I/O) (I/F) 2.03% (-30 day USD SOFR Average + 5.900%)(4)	01/25/55	27,061,194	2,024,185
Federal Home Loan Mortgage Corp. REMICS Series 5512, Class LS (I/O) (I/F) 2.02% (-30 day USD SOFR Average + 5.896%)(4)	03/25/55	12,315,274	900,318
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F) 1.18% (-30 day USD SOFR Average + 5.050%)(4)	06/25/55	35,665,671	2,121,465
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 4.69% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	3,659,406	3,581,414
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 4.76% (-30 day USD SOFR Average + 10.575%)(4)	06/25/55	3,805,890	3,733,909
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 5.21% (-30 day USD SOFR Average + 11.667%)(4)	06/25/55	3,622,121	3,580,122
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F) 4.69% (-30 day USD SOFR Average + 10.500%)(4)	06/25/55	1,219,094	1,195,989
Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) 2.03% (-30 day USD SOFR Average + 5.900%)(4)	09/25/55	26,748,117	2,673,667
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	34,025,652	4,589,392
Federal National Mortgage Association, Pool #MA4547 2.00%	02/01/52	14,709,766	11,973,857
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	14,166,820	11,525,081
Federal National Mortgage Association, Pool #FS8274 2.00%	04/01/52	15,743,510	12,807,760
Federal National Mortgage Association, Pool #CB0176 2.50%	04/01/51	3,018,183	2,558,129
Federal National Mortgage Association, Pool #FM8658 2.50%	09/01/51	6,807,652	5,768,659
Federal National Mortgage Association, Pool #FM9086 2.50%	10/01/51	10,672,608	9,043,325
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	22,428,926	19,086,181
Federal National Mortgage Association, Pool #MA4599 3.00%	05/01/52	6,688,035	5,937,333
Federal National Mortgage Association, Pool #FS6943 3.00%	06/01/52	22,458,755	19,880,174
Federal National Mortgage Association, Pool #MA4626 4.00%	06/01/52	6,820,815	6,509,186
Federal National Mortgage Association, Pool #MA4866 4.00%	01/01/53	7,201,306	6,864,469
Federal National Mortgage Association, Pool #MA4656 4.50%	07/01/52	11,125,917	10,924,882
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	15,318,777	15,053,931
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	11,024,456	10,818,408
Federal National Mortgage Association, Pool #FS9442 4.50%	03/01/53	2,885,466	2,831,090
Federal National Mortgage Association, Pool #MA5037 4.50%	06/01/53	1,883,762	1,846,257
Federal National Mortgage Association, Pool #MA5009 5.00%	05/01/53	12,848,546	12,888,789
Federal National Mortgage Association, Pool #FS7252 5.00%	11/01/53	11,483,374	11,511,172

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS December 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	$7,193,328	$947,458
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	27,083,568	3,546,104
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	15,561,341	2,041,610
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	41,243,893	5,500,893
Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O) 2.00%	10/25/52	13,796,300	1,820,018
Federal National Mortgage Association REMICS Series 2006-11, Class PS (I/F) (PAC) 9.94% (-30 day USD SOFR Average + 24.147%)(4)	03/25/36	7,432	8,896
Federal National Mortgage Association REMICS Series 2006-8, Class HJ (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.486%)(4)	03/25/36	309,336	28,921
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 2.06% (-30 day USD SOFR Average + 5.936%)(4)	06/25/37	15,983	1,349
Federal National Mortgage Association REMICS Series 2007-77, Class SK (I/O) (I/F) 1.88% (-30 day USD SOFR Average + 5.756%)(4)	08/25/37	41,220	3,160
Federal National Mortgage Association REMICS Series 2007-88, Class JI (I/O) (I/F) 2.46% (-30 day USD SOFR Average + 6.336%)(4)	04/25/37	330,857	30,237
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 3.01% (-30 day USD SOFR Average + 6.886%)(4)	03/25/38	22,400	2,422
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 2.21% (-30 day USD SOFR Average + 6.086%)(4)	07/25/38	56,245	4,119
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 2.61% (-30 day USD SOFR Average + 6.486%)(4)	10/25/40	17,744	1,548
Federal National Mortgage Association REMICS Series 2013-5, Class GF 5.00% (30 day USD SOFR Average + 1.214%)(4)	10/25/42	103,379	103,066
Federal National Mortgage Association REMICS Series 2014-49, Class CF 5.14% (30 day USD SOFR Average + 1.114%)(4)	07/25/43	4,570,881	4,626,884
Federal National Mortgage Association REMICS Series 2024-98, Class SC (I/O) (I/F) 2.08% (-30 day USD SOFR Average + 5.950%)(4)	12/25/54	10,969,133	1,020,621
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F) 2.11% (-30 day USD SOFR Average + 5.980%)(4)	12/25/54	7,776,057	714,513
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) 1.33% (-30 day USD SOFR Average + 5.200%)(4)	06/25/55	13,943,253	713,084
Government National Mortgage Association, Pool #MA8346 4.00%	10/20/52	7,185,386	6,855,253
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52	11,673,175	11,465,194
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	10,770,351	10,508,377
Government National Mortgage Association, Pool #MA8948 5.50%	06/20/53	10,490,553	10,666,000
Government National Mortgage Association, Pool #MA9488 5.50%	02/20/54	16,800,723	17,067,183
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	41,509	7,883
Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F) 0.60% (-1 mo. USD Term SOFR + 6.986%)(4)	06/16/37	260,601	4,560
Government National Mortgage Association REMICS Series 2011-81, Class IC (I/O) (I/F) 0.62% (-1 mo. USD Term SOFR + 6.606%)(4)	07/20/35	278,384	4,368
Government National Mortgage Association REMICS Series 2013-135, Class CS (I/O) (I/F) 2.35% (-1 mo. USD Term SOFR + 6.086%)(4)	09/16/43	1,060,105	104,763
Government National Mortgage Association REMICS Series 2017-136 (I/O) 5.00%	09/20/47	195,407	42,642
Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.400%)(4)	09/20/54	16,034,911	966,905
Government National Mortgage Association REMICS Series 2024-154, Class SB (I/O) (I/F) 1.48% (-30 day USD SOFR Average + 5.400%)(4)	09/20/54	18,904,626	1,094,688
Government National Mortgage Association REMICS Series 2024-160, Class KS (I/O) (I/F) 1.56% (-30 day USD SOFR Average + 5.480%)(4)	10/20/54	20,638,245	1,202,316
Government National Mortgage Association REMICS Series 2024-30, Class AF 5.17% (30 day USD SOFR Average + 1.250%)(4)	02/20/54	799,436	804,096

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS December 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Government National Mortgage Association, TBA
3.50%(9)	01/20/55		$19,000,000	$17,292,213
4.00%(9)	05/01/55		15,900,000	15,010,307
4.50%(9)	07/01/55		15,425,000	15,028,184
5.00%(9)	07/01/55		32,600,000	32,515,517
5.50%(9)	05/01/55		13,575,000	13,707,085
Uniform Mortgage-Backed Security, TBA
3.50%(9)	01/01/52		6,975,000	6,428,812
3.50%(9)	01/01/52		2,500,000	2,311,676
4.00%(9)	05/01/55		20,250,000	19,212,663
4.50%(9)	07/01/55		14,050,000	13,716,369
5.00%(9)	07/01/55		27,475,000	27,408,442

Total Residential Mortgage-backed Securities—Agency (Cost: $570,083,221)				575,630,192

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.6%
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(2)	06/05/37		7,400,000	7,090,140
280 Park Avenue Mortgage Trust Series 2017-280P, Class D 5.61% (1 mo. USD Term SOFR + 1.836%)(1),(4)	09/15/34		5,537,500	5,487,598
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.20% (1 mo. USD Term SOFR + 2.419%)(1),(4)	09/15/34		5,889,000	5,822,705
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 7.97% (30 day USD SOFR Average + 4.000%)(1),(4)	06/25/27		2,524,703	2,521,685
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38		5,000,000	4,926,872
AMSR Trust Series 2022-SFR1, Class F 6.02%(1)	03/17/39		4,500,000	4,486,444
AMSR Trust Series 2022-SFR3, Class E1 4.00%(1)	10/17/39		10,000,000	9,765,113
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.09%(1),(2)	08/10/38		7,845,000	7,696,129
BAMLL Commercial Mortgage Securities Trust Series 2020-BOC, Class X (I/O) 0.47%(1),(2)	01/15/32		98,610,000	285,792
BBCMS Trust Series 2015-SRCH, Class D 4.96%(1),(2)	08/10/35		1,540,000	1,465,870
BGME Trust Series 2021-VR, Class B 2.99%(1),(2)	01/10/43		3,300,000	2,788,483
BGME Trust Series 2021-VR, Class D 2.99%(1),(2)	01/10/43		3,300,000	2,430,069
BX Commercial Mortgage Trust Series 2020-VIVA, Class D 3.55%(1),(2)	03/11/44		5,000,000	4,669,216
BX Commercial Mortgage Trust Series 2025-BCAT, Class E 7.25% (1 mo. USD Term SOFR + 3.500%)(1),(4)	08/15/42		2,874,855	2,878,688
BX Trust Series 2019-OC11, Class E 3.94%(1),(2)	12/09/41		7,410,000	6,850,235
BX Trust Series 2021-LBA, Class EJV 5.87% (1 mo. USD Term SOFR + 2.114%)(1),(4)	02/15/36		1,500,000	1,500,919
BX Trust Series 2023-LIFE, Class C 5.88%(1)	02/15/28		4,362,000	4,224,529
BX Trust Series 2024-PAT, Class A 5.84% (1 mo. USD Term SOFR + 2.090%)(1),(4)	03/15/41		5,236,000	5,243,957
BX Trust Series 2025-VLT6, Class E 6.94% (1 mo. USD Term SOFR + 3.191%)(1),(4)	03/15/42		5,405,000	5,398,846
BX Trust Series 2025-VLT7, Class D 7.00% (1 mo. USD Term SOFR + 3.250%)(1),(4)	07/15/44		4,000,000	4,024,349
BXHPP Trust Series 2021-FILM, Class E 5.86% (1 mo. USD Term SOFR + 2.114%)(1),(4)	08/15/36		5,367,000	4,862,168
Caister Finance DAC Series 1A, Class D 7.76% (1 day GBP SONIA + 3.900%)(1),(4)	08/17/35	GBP	1,442,000	1,954,746
Caister Finance DAC Series 1A, Class E 9.61% (1 day GBP SONIA + 5.750%)(1),(4)	08/17/35	GBP	1,100,000	1,479,624
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.32%(2)	08/10/49		56,235,329	88,931
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.32%(1),(2)	04/15/42		7,232,000	7,498,508
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(2)	10/15/45		8,525,699	164,638
CoreVest American Finance Ltd. Series 2021-3, Class XA (I/O) 2.38%(1),(2)	10/15/54		48,338,368	726,332
CoreVest American Finance Trust Series 2019-3, Class XA (I/O) 1.99%(1),(2)	10/15/52		544,032	172
CoreVest American Finance Trust Series 2020-1, Class A2 2.30%(1)	03/15/50		2,099,489	2,022,074
CoreVest American Finance Trust Series 2020-4, Class XB (I/O) 2.43%(1),(2)	12/15/52		9,480,224	419,145
CRSNT Trust Series 2021-MOON, Class C 5.42% (1 mo. USD Term SOFR + 1.664%)(1),(4)	04/15/36		3,000,000	2,961,118
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.53%(2)	06/15/52		86,720,635	3,649,248
CSMC Trust Series 2021-BPNY, Class A 7.58% (1 mo. USD Term SOFR + 3.829%)(1),(4)	08/15/26		8,228,302	7,989,007
DOLP Trust Series 2021-NYC, Class D 3.70%(1),(2)	05/10/41		4,740,000	4,078,400
DROP Mortgage Trust Series 2021-FILE, Class D 6.61% (1 mo. USD Term SOFR + 2.864%)(1),(4)	10/15/43		3,145,000	2,668,312
FRTKL Group, Inc. Series 2021-SFR1, Class G 4.11%(1)	09/17/38		9,435,000	9,226,037
Grace Trust Series 2020-GRCE, Class D 2.68%(1),(2)	12/10/40		2,950,000	2,599,630
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B 6.54% (1 mo. USD Term SOFR + 2.790%)(1),(4)	03/15/28		5,160,000	5,195,162

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS December 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
GSCG Trust Series 2019-600C, Class G 3.99%(1),(2)	09/06/34		$9,212,000	$91,475
Hilton USA Trust Series 2016-HHV, Class F 4.19%(1),(2)	11/05/38		7,840,000	7,690,818
Hudson Yards Mortgage Trust Series 2019-55HY, Class F 2.94%(1),(2)	12/10/41		6,891,000	5,948,663
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.68%(1),(2)	01/13/40		4,000,000	4,157,235
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.40%(1),(2)	01/13/40		3,358,000	3,420,780
ILPT Commercial Mortgage Trust Series 2022-LPFX, Class A 3.38%(1)	03/15/32		11,000,000	10,056,983
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.20%(1),(2)	07/13/42		4,970,000	5,178,564
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class H 9.01% (1 mo. USD Term SOFR + 5.260%)(1),(4)	04/15/37		5,119,048	4,646,686
JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D 6.90% (1 mo. USD Term SOFR + 3.150%)(1),(4)	01/15/42		3,129,000	3,111,065
KRE Commercial Mortgage Trust Series 2025-AIP4, Class E 6.75% (1 mo. USD Term SOFR + 3.000%)(1),(4)	03/15/42		4,126,000	4,131,958
Life Mortgage Trust Series 2021-BMR, Class G 6.81% (1 mo. USD Term SOFR + 3.064%)(1),(4)	03/15/38		2,800,000	2,721,976
MKT Mortgage Trust Series 2020-525M, Class C 2.94%(1),(2)	02/12/40		4,970,000	4,252,095
MKT Mortgage Trust Series 2020-525M, Class D 2.94%(1),(2)	02/12/40		3,782,000	3,183,244
MKT Mortgage Trust Series 2020-525M, Class XA (I/O) 0.21%(1),(2)	02/12/40		147,585,000	1,161,907
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.52%(2)	04/15/48		10,549,966	106
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.32%(1),(2)	01/15/43		1,050,000	912,726
NYC Commercial Mortgage Trust Series 2021-909, Class E 3.21%(1),(2)	04/10/43		3,000,000	2,144,234
One New York Plaza Trust Series 2020-1NYP, Class AJ 5.12% (1 mo. USD Term SOFR + 1.364%)(1),(4)	01/15/36		2,630,000	2,529,829
PGA Trust Series 2024-RSR2, Class A 5.64% (1 mo. USD Term SOFR + 1.891%)(1),(4)	06/15/39		8,873,000	8,888,847
Progress Residential Trust Series 2021-SFR10, Class G 4.86%(1)	12/17/40		3,329,724	3,248,993
Progress Residential Trust Series 2021-SFR11, Class G 4.69%(1)	01/17/39		3,000,000	2,918,659
Progress Residential Trust Series 2021-SFR3, Class F 3.44%(1)	05/17/26		3,700,000	3,675,708
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26		15,752,000	15,681,940
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		4,886,000	4,819,899
Progress Residential Trust Series 2022-SFR1, Class G 5.52%(1)	02/17/41		5,517,817	5,453,554
RIDE Series 2025-SHRE, Class D 6.75%(1),(2)	02/14/47		2,755,000	2,822,864
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41		2,500,000	2,667,109
Sequoia Logistics DAC Series 2025-1A, Class E 5.86% (3 mo. EUR EURIBOR + 3.800%)(1),(4)	02/17/37	EUR	3,500,000	4,114,864
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(1),(2)	01/05/43		1,840,000	1,593,049
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C 4.39%(1),(2)	01/05/43		10,000,000	8,036,097
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.39%(1),(2)	01/05/43		13,330,000	10,135,312
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.10% (1 mo. USD Term SOFR + 3.350%)(1),(4)	01/15/39		6,570,000	6,479,076
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.09% (1 mo. USD Term SOFR + 3.340%)(1),(4)	02/15/42		7,445,000	7,415,594
TCO Commercial Mortgage Trust Series 2024-DPM, Class D 6.49% (1 mo. USD Term SOFR + 2.741%)(1),(4)	12/15/39		5,650,000	5,670,146
U.K. Logistics DAC Series 2025-1A, Class E 9.36% (1 day GBP SONIA + 5.500%)(1),(4)	05/17/35	GBP	951,188	1,282,782
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA (I/O) 1.45%(2)	03/15/59		31,904,781	319
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.33%(2)	06/15/46		865,400	9
WFRBS Commercial Mortgage Trust Series 2014-C23, Class XA (I/O) 0.07%(2)	10/15/57		6,337,657	7,058

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $336,865,123)				307,393,114

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%
Federal Home Loan Mortgage Corp. Multifamily PC REMICS Trust Series 2019-P002, Class X (I/O) 1.01%(2)	07/25/33		14,520,700	759,820
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K051, Class X3 (I/O) 3.81%(2)	10/25/43		741,883	7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K053, Class X3 (I/O) 1.75%(2)	03/25/44		44,485,353	445
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K054, Class X1 (I/O) 1.22%(2)	01/25/26		15,545,958	156
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K055, Class X3 (I/O) 1.65%(2)	04/25/44		32,000,000	119,955

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X1 (I/O) 1.21%(2)	05/25/26	$43,570,074	$85,485
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K057, Class X1 (I/O) 1.17%(2)	07/25/26	103,774,632	364,363
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.20%(2)	06/25/27	74,436,778	660,738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC07, Class X1 (I/O) 0.73%(2)	09/25/26	68,265,954	365,175
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KIR1, Class X (I/O) 1.00%(2)	03/25/26	104,395,241	1,044
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O) 1.22%(2)	12/25/27	49,531,000	548,143
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O) 1.00%(2)	08/25/26	48,423,813	27,064
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 2.99%(2)	07/25/39	7,848,863	142,195
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(2)	04/25/36	4,712,382	47
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.69%(2)	01/25/39	15,291,851	539,247
Federal National Mortgage Association-ACES Series 2019-M29, Class X4 (ACES) (I/O) 0.70%(2)	03/25/29	117,375,779	2,031,035
FREMF Mortgage Trust Series 2017-KW03, Class C 0.00%(1),(3)	08/25/27	6,135,000	5,342,775
FREMF Mortgage Trust Series 2019-KF71, Class B 6.42% (30 day USD SOFR Average + 2.414%)(1),(4)	10/25/29	580,906	546,705
FREMF Mortgage Trust Series 2020-KF75, Class B 6.37% (30 day USD SOFR Average+ 2.364%)(1),(4)	12/25/29	834,203	780,871
FREMF Mortgage Trust Series 2020-KF78, Class C 11.99% (30 day USD SOFR Average + 7.984%)(1),(4)	03/25/30	3,239,401	3,200,181
FREMF Mortgage Trust Series 2020-KF88, Class C 13.12% (30 day USD SOFR Average + 9.114%)(1),(4)	09/25/30	2,833,454	2,685,991
Government National Mortgage Association Series 2011-152 (I/O) 0.01%(2)	08/16/51	2,413,370	70
Government National Mortgage Association Series 2012-112 (I/O) 0.11%(2)	02/16/53	16,693,064	51,134
Government National Mortgage Association Series 2012-78 (I/O) 0.05%(2)	06/16/52	17,047,632	1,316
Government National Mortgage Association Series 2014-103 (I/O) 0.19%(2)	05/16/55	13,259,180	64,835
Government National Mortgage Association Series 2014-125 (I/O) 0.87%(2)	11/16/54	5,949,302	154,896
Government National Mortgage Association Series 2023-127 (I/O) 0.40%(2)	07/16/57	157,846,079	2,731,826

Total Commercial Mortgage-backed Securities—Agency (Cost: $35,181,898)			21,205,519

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 27.3%
ABFC Trust Series 2007-WMC1, Class A1A 5.10% (1 mo. USD Term SOFR + 1.364%)(4)	06/25/37	14,201,373	10,190,530
ABFC Trust Series 2007-WMC1, Class A2B 4.85% (1 mo. USD Term SOFR + 1.114%)(4)	06/25/37	2,585,325	2,216,632
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	06/25/36	3,936,390	2,933,349
ACE Securities Corp. Home Equity Loan Trust Series 2006-NC3, Class A2C 4.17% (1 mo. USD Term SOFR + 0.434%)(4)	12/25/36	49,882,411	12,619,262
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A1 4.17% (1 mo. USD Term SOFR + 0.434%)(4)	03/25/37	26,146,937	11,249,699
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 4.61% (1 mo. USD Term SOFR + 0.874%)(4)	03/25/37	2,047,040	840,404
Adjustable Rate Mortgage Trust Series 2005-4, Class 5A1 4.42%(2)	08/25/35	1,032,006	827,786
Adjustable Rate Mortgage Trust Series 2007-1, Class 1A1 5.20%(2)	03/25/37	954,312	762,890
American Home Mortgage Investment Trust Series 2006-1, Class 11A 4.13% (1 mo. USD Term SOFR + 0.394%)(4)	03/25/46	6,539,591	5,954,618
American Home Mortgage Investment Trust Series 2006-1, Class 12A 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/46	2,027,273	1,840,437
Argent Securities Trust Series 2006-W3, Class A2C 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	04/25/36	36,005,013	10,561,742
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1 4.82% (1 mo. USD Term SOFR + 1.089%)(4)	12/25/34	840,040	793,903
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE5, Class A5 2.78% (1 mo. USD Term SOFR + 0.594%)(4)	07/25/36	1,695,919	1,685,144
Banc of America Alternative Loan Trust Series 2003-8, Class 1CB 5.50%	10/25/33	254,446	257,398

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Banc of America Funding Corp. Series 2015-R3, Class 6A2 4.41%(1),(2)	05/27/36		$6,388,685	$6,226,063
Banc of America Funding Trust Series 2006-D, Class 3A1 4.90%(2)	05/20/36		474,546	424,999
Banc of America Mortgage Trust Series 2005-K, Class 2A1 5.06%(2)	12/25/35		436,158	400,797
BCAP LLC Trust Series 2007-AA1, Class 2A1 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	03/25/37		1,967,859	1,808,927
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.80%(2)	04/25/35		452,447	411,275
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 4.39% (1 mo. USD Term SOFR + 0.654%)(4)	10/25/35		3,719,560	3,444,639
Bear Stearns ARM Trust Series 2005-9, Class A1 6.42% (1 yr. CMT + 2.300%)(4)	10/25/35		617,807	598,827
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50%(2)	09/25/35		204,550	195,973
Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC) 6.00%	03/25/36		6,530	6,522
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	09/25/47		3,670,393	3,417,319
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 2A1 4.06% (1 mo. USD Term SOFR + 0.324%)(4)	06/25/37		2,867,151	2,730,606
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.48%	02/25/37		3,499,757	2,022,687
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.48%	02/25/37		837,638	484,113
C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3 3.27%	03/25/37		4,927,247	1,799,114
C-BASS Trust Series 2006-CB9, Class A2 4.07% (1 mo. USD Term SOFR + 0.334%)(4)	11/25/36		6,471,896	2,960,656
C-BASS Trust Series 2007-CB1, Class AF2 3.09%	01/25/37		2,304,502	635,987
C-BASS Trust Series 2007-CB5, Class A1 3.13% (1 mo. USD Term SOFR + 0.234%)(4)	04/25/37		1,113,067	668,115
Carrington Mortgage Loan Trust Series 2006-NC4, Class A4 4.09% (1 mo. USD Term SOFR + 0.354%)(4)	10/25/36		14,364,300	12,690,776
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		5,675,147	5,562,100
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29		8,326,284	8,337,428
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 6.07%(2)	02/25/37		277,436	272,629
CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2 4.43% (1 mo. USD Term SOFR + 0.694%)(4)	04/25/35		1,832,752	1,770,870
CIM Trust Series 2019-R3, Class A 2.63%(1),(2)	06/25/58		3,955,319	3,746,934
CIM Trust Series 2020-R1, Class A1 2.85%(1),(2)	10/27/59		7,606,160	7,059,456
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(2)	01/26/60		4,096,030	3,981,387
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(2)	12/25/60		3,520,109	3,261,512
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(2)	12/27/61		5,423,992	5,067,565
CIM Trust Series 2021-R3, Class A1B 1.95%(1),(2)	06/25/57		18,287,000	15,559,317
CIM Trust Series 2021-R4, Class A1A 2.00%(1),(2)	05/01/61		6,901,638	6,529,209
CIM Trust Series 2021-R4, Class A1B 2.00%(1),(2)	05/01/61		10,243,493	8,616,378
CIM Trust Series 2021-R5, Class A1A 2.00%(1),(2)	08/25/61		6,693,510	5,987,270
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(2)	04/25/62		9,655,843	9,626,085
CIM Trust Series 2023-R3, Class A1B 4.50%(1),(2)	01/25/63		11,444,000	9,148,386
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99		7,573,454	7,555,031
Citadel PLC Series 2024-1, Class X 7.73% (1 day GBP SONIA + 4.000%)(4),(8)	04/28/60	GBP	98,675	132,835
Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1 4.11% (1 mo. USD Term SOFR + 0.374%)(4)	11/25/35		31,984	28,324
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2C 4.17% (1 mo. USD Term SOFR + 0.434%)(4)	12/25/36		5,658,881	3,962,368
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2D 4.31% (1 mo. USD Term SOFR + 0.574%)(4)	12/25/36		6,047,659	4,233,784
Countrywide Alternative Loan Trust Series 2005-74T1, Class A1 6.00%	01/25/36		4,735,704	2,662,369
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1 5.51% (1 yr. MTA + 1.480%)(4)	01/25/36		1,776,197	1,714,262
Countrywide Alternative Loan Trust Series 2006-HY12, Class A5 4.13%(2)	08/25/36		1,493,452	1,399,219
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR26, Class 3A1 6.48%(2)	11/25/33		154,024	150,694
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28		5,084	5,078
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF3 2.92%	12/25/36		565,396	463,228
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 9A1 3.87%(2)	06/25/34		22,079	21,119
CSMC Mortgage-Backed Trust Series 2006-1, Class 1A4 5.50%	02/25/36		2,136,508	1,904,890

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	$20,037	$3,793
CSMC Trust Series 2021-RPL7, Class A1 4.21%(1),(2)	07/27/61	5,668,708	5,649,609
CSMC Trust Series 2022-RPL1, Class PT 4.57%(1),(2)	04/25/61	9,392,448	8,525,065
CSMCM Trust Series 2018-SP3, Class PT 4.37%(1),(2)	06/25/48	10,037,681	8,644,285
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	396,964	336,412
DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1 4.57% (1 mo. USD Term SOFR + 0.834%)(4)	01/19/45	341,457	260,792
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 4.43% (1 mo. USD Term SOFR + 0.694%)(4)	10/19/45	2,801,800	2,621,934
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	10/19/36	4,606,561	3,131,354
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 3.99% (1 mo. USD Term SOFR + 0.254%)(4)	03/19/37	980,509	830,766
EFMT Series 2025-INV2, Class B1 7.48%(1),(2)	05/26/70	6,876,000	7,003,200
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2 11.37% (30 day USD SOFR Average + 7.500%)(1),(4)	10/25/41	5,185,000	5,415,865
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2 11.67% (30 day USD SOFR Average + 7.800%)(1),(4)	11/25/41	5,675,000	5,967,894
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 10.12% (30 day USD SOFR Average + 6.250%)(1),(4)	09/25/41	5,410,000	5,575,234
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1 13.24% (30 day USD SOFR Average + 9.364%)(1),(4)	11/25/39	3,871,006	4,097,860
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 9.87% (30 day USD SOFR Average + 6.000%)(1),(4)	10/25/41	8,995,000	9,291,881
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.37% (30 day USD SOFR Average + 5.500%)(1),(4)	12/25/41	5,115,000	5,291,826
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 9.87% (30 day USD SOFR Average + 6.000%)(1),(4)	12/25/41	7,125,000	7,388,435
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.17% (1 mo. USD Term SOFR + 0.434%)(4)	10/25/36	12,391,191	8,218,394
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	12/25/37	581,353	540,865
First Franklin Mortgage Loan Trust Series 2006-FF5, Class M1 4.25% (1 mo. USD Term SOFR + 0.519%)(4)	04/25/36	3,860,000	3,149,906
First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	06/25/36	10,218,000	9,615,737
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 4.29% (1 mo. USD Term SOFR + 0.554%)(4)	01/25/38	3,455,296	1,910,005
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	03/25/37	480,283	229,788
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.04%(2)	09/25/34	62,358	63,427
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A3 5.04%(2)	09/25/34	95,887	97,531
First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1 5.07%(2)	12/25/35	540,840	442,621
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1 4.84%(2)	02/25/36	699,498	418,463
First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1 5.68%(2)	05/25/35	559,745	527,662
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1 5.19%(2)	09/25/35	799,261	707,399
First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1 5.09%(2)	10/25/35	1,240,127	676,607
First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1 5.29%(2)	11/25/35	663,342	573,261
First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 1A1 3.80%(2)	09/25/35	1,142,989	736,374
First Horizon Mortgage Pass-Through Trust Series 2005-AR5, Class 2A1 5.70%(2)	11/25/35	457,780	351,688
First Horizon Mortgage Pass-Through Trust Series 2007-AR2, Class 1A2 6.56%(2)	08/25/37	45,681	9,618
GCAT Trust Series 2025-NQM2, Class B1 7.20%(1),(2)	04/25/70	4,030,000	4,086,530

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
GMACM Mortgage Loan Trust Series 2005-AR5, Class 3A1 4.64%(2)	09/19/35	$778,031	$615,727
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.76%(2)	04/19/36	2,250,034	1,868,764
GreenPoint Manufactured Housing Series 2000-1, Class A4 8.14%(2)	03/20/30	3,293,118	1,791,658
GreenPoint Mortgage Funding Trust Series 2007-AR1, Class 2A1 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	03/25/47	6,921,164	6,599,395
GSAMP Trust Series 2007-FM2, Class A1 3.99% (1 mo. USD Term SOFR + 0.254%)(4)	01/25/37	15,432,209	9,662,004
GSR Mortgage Loan Trust Series 2005-7F, Class 3A3 (I/O) (I/F) 1.65% (-1 mo. USD Term SOFR + 5.386%)(4)	09/25/35	7,933	466
GSR Mortgage Loan Trust Series 2005-AR4, Class 5A1 5.60%(2)	07/25/35	238,096	229,889
GSR Mortgage Loan Trust Series 2006-AR2, Class 2A1 4.15%(2)	04/25/36	132,472	78,351
HarborView Mortgage Loan Trust Series 2005-10, Class 2A1 4.47% (1 mo. USD Term SOFR + 0.734%)(4)	11/19/35	729,923	469,494
HarborView Mortgage Loan Trust Series 2006-7, Class 1A 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	09/19/46	7,173,246	6,274,054
HarborView Mortgage Loan Trust Series 2007-6, Class 1A1 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	08/19/37	7,871,595	6,846,598
HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1 4.13% (1 mo. USD Term SOFR + 0.394%)(4)	10/25/36	10,143,623	2,712,646
HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A 4.11% (1 mo. USD Term SOFR + 0.374%)(4)	12/25/36	24,052,313	8,997,766
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A1 3.95% (1 mo. USD Term SOFR + 0.214%)(4)	07/25/36	9,349,459	3,973,426
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A2 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	07/25/36	10,348,050	4,422,974
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A4 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	07/25/36	9,048,885	3,917,447
Impac CMB Trust Series 2005-2, Class 1A1 4.37% (1 mo. USD Term SOFR + 0.634%)(4)	04/25/35	1,116,761	1,110,708
IndyMac INDX Mortgage Loan Trust Series 2005-AR14, Class 1A1 4.41% (1 mo. USD Term SOFR + 0.674%)(4)	07/25/35	6,995,733	5,128,980
IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1 3.64%(2)	10/25/35	1,490,897	1,189,467
IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 1A3 4.39% (1 mo. USD Term SOFR + 0.654%)(4)	10/25/36	4,520,098	1,845,935
IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A2A 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	05/25/46	7,951,639	7,881,288
IndyMac INDX Mortgage Loan Trust Series 2006-AR9, Class 3A3 3.40%(2)	06/25/36	2,314,212	2,001,311
IndyMac INDX Mortgage Loan Trust Series 2007-FLX4, Class 2A1 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	07/25/37	9,693,378	9,110,187
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A1A 4.11% (1 mo. USD Term SOFR + 0.374%)(4)	12/25/36	6,188,754	3,963,952
JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A4 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	12/25/36	8,051,066	4,247,219
JPMorgan Mortgage Trust Series 2006-A3, Class 2A1 5.13% (2)	05/25/36	13,420	11,263
Knock Issuer Trust Series 2025-1, Class A1 7.12%(1),(7)	02/25/30	2,835,000	2,871,372
Lehman XS Trust Series 2005-5N, Class 3A1 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	11/25/35	56,740	56,802
Lehman XS Trust Series 2006-17, Class 1A3 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	08/25/46	10,029,305	9,202,783
Lehman XS Trust Series 2006-GP2, Class 1A5 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	06/25/46	2,548,227	2,497,376
Lehman XS Trust Series 2007-18N, Class 1A1 5.55% (1 mo. USD Term SOFR + 1.814%)(4)	10/25/37	2,106,229	2,025,871
Long Beach Mortgage Loan Trust Series 2006-2, Class 1A 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	03/25/46	4,845,334	4,285,886
Long Beach Mortgage Loan Trust Series 2006-9, Class 2A2 4.07% (1 mo. USD Term SOFR + 0.334%)(4)	10/25/36	46,061,420	14,329,841

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1 6.22%(2)	11/25/33	$61,681	$61,396
MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 8A1 5.29%(2)	10/25/34	23,443	23,455
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3 5.56%(2)	04/25/34	17,551	17,140
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 4.83% (1 yr. MTA + 0.800%)(4)	12/25/46	13,686,631	10,568,894
MASTR Asset-Backed Securities Trust Series 2006-WMC1, Class A3 4.21% (1 mo. USD Term SOFR + 0.474%)(4)	02/25/36	14,888,101	4,946,158
MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4 4.41% (1 mo. USD Term SOFR + 0.674%)(4)	05/25/37	3,150,000	2,732,787
MASTR Asset-Backed Securities Trust Series 2007-WMC1, Class A2 3.95% (1 mo. USD Term SOFR + 0.214%)(4)	01/25/37	15,363,429	4,358,377
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2, Class A2 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	04/25/37	5,455,727	4,412,151
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	04/25/37	15,013,326	5,614,751
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A4 4.35% (1 mo. USD Term SOFR + 0.614%)(4)	07/25/37	327,361	334,593
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A 5.55% (1 mo. USD Term SOFR + 1.814%)(4)	10/25/37	19,672,103	12,131,123
Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A 6.73%(2)	10/25/33	50,072	49,334
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 6.01% (1 yr. CMT + 2.400%)(4)	08/25/36	451,884	391,383
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	06/25/36	8,048,656	4,031,735
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 4.33% (1 mo. USD Term SOFR + 0.594%)(4)	06/25/36	8,586,099	4,324,219
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3, Class A2C 4.04% (1 mo. USD Term SOFR + 0.304%)(4)	05/25/37	17,754,465	13,870,828
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D 4.43% (1 mo. USD Term SOFR + 0.694%)(4)	02/25/36	177,201	176,882
Morgan Stanley Home Equity Loan Trust Series 2006-3, Class A4 4.37% (1 mo. USD Term SOFR + 0.634%)(4)	04/25/36	10,106,275	7,022,984
Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4 5.09%(2)	09/25/34	81,843	80,192
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A 5.25%	02/25/49	32,344	29,475
MortgageIT Trust Series 2005-2, Class 2A 5.64% (1 mo. USD Term SOFR + 1.764%)(4)	05/25/35	402,883	394,785
New York Mortgage Trust Series 2005-3, Class A1 4.33% (1 mo. USD Term SOFR + 0.594%)(4)	02/25/36	55,755	55,725
NLT Trust Series 2021-INV2, Class A3 1.52% (1),(2)	08/25/56	5,525,926	4,904,775
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR4, Class 4A1 4.30%(2)	08/25/35	677,120	636,680
Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5 8.16%(2)	09/15/29	10,211,723	1,167,198
Option One Mortgage Loan Trust Series 2007-4, Class 2A2 4.03% (1 mo. USD Term SOFR + 0.294%)(4)	04/25/37	11,384,644	6,552,925
Option One Mortgage Loan Trust Series 2007-5, Class 2A2 4.02% (1 mo. USD Term SOFR + 0.284%)(4)	05/25/37	16,124,607	8,759,535
Ownit Mortgage Loan Trust Series 2006-2, Class A1 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	01/25/37	1,670,572	1,638,824
PHH Alternative Mortgage Trust Series 2007-2, Class 1A4 4.45% (1 mo. USD Term SOFR + 0.714%)(4)	05/25/37	4,176,406	3,785,924
Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3 4.16% (1 mo. USD Term SOFR + 0.424%)(4)	06/25/47	3,464,603	3,279,274
PRET LLC Series 2025-NPL4, Class A1 6.37%(1)	04/25/55	4,390,510	4,415,231
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55	4,621,734	4,643,124
PRET Trust Series 2025-NPL1, Class A1 6.06%(1)	02/25/55	5,955,428	5,970,866
PRPM LLC Series 2024-RPL1, Class M1 4.22%(1),(2)	12/25/64	6,782,000	6,549,608

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
PRPM Trust Series 2023-NQM3, Class B2 7.40%(1),(2)	11/25/68	$2,350,000	$2,352,150
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	19,566	19,615
RALI Trust Series 2005-QA13, Class 2A1 5.22%(2)	12/25/35	1,062,105	935,672
RALI Trust Series 2005-QA7, Class A21 5.31%(2)	07/25/35	305,661	288,299
RALI Trust Series 2005-QA8, Class CB21 5.13%(2)	07/25/35	441,274	221,201
RALI Trust Series 2006-QS13, Class 2A1 5.75%	11/25/61	1,366	618
RALI Trust Series 2006-QS16, Class A6 6.00%	11/25/36	264,925	213,568
RALI Trust Series 2007-QA3, Class A1 4.05% (1 mo. USD Term SOFR + 0.314%)(4)	05/25/37	11,685,633	10,817,801
RALI Trust Series 2007-QH6, Class A1 4.23% (1 mo. USD Term SOFR + 0.494%)(4)	07/25/37	5,724,956	5,472,313
RALI Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(2)	01/25/37	1,140,435	7,645
Residential Asset Securitization Trust Series 2006-A9CB, Class A9 (PAC) 6.00%	09/25/36	4,930,396	1,419,568
RFMSI Trust Series 2007-SA2, Class 1A 4.84%(2)	04/25/37	180,864	91,659
Saxon Asset Securities Trust Series 2007-2, Class A2C 4.09% (1 mo. USD Term SOFR + 0.354%)(4)	05/25/47	10,953,056	8,162,893
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.80%	01/25/36	3,156,865	2,725,227
Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1 4.23% (1 mo. USD Term SOFR + 0.494%)(1),(4)	11/25/36	7,813,778	3,567,403
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 4.31% (1 mo. USD Term SOFR + 0.574%)(4)	02/25/37	5,267,987	2,357,891
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2B 4.25% (1 mo. USD Term SOFR + 0.514%)(4)	05/25/37	8,275,924	5,091,426
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.15% (1 mo. USD Term SOFR + 0.414%)(4)	12/25/36	4,928,904	2,453,466
Soundview Home Loan Trust Series 2007-OPT1, Class 2A3 4.06% (1 mo. USD Term SOFR + 0.324%)(4)	06/25/37	15,809,285	10,673,530
Soundview Home Loan Trust Series 2007-WMC1, Class 3A3 4.37% (1 mo. USD Term SOFR + 0.634%)(4)	02/25/37	910,835	243,621
Specialty Underwriting & Residential Finance Trust Series 2007-BC2, Class A1 4.31% (1 mo. USD Term SOFR + 0.344%)(4)	04/25/37	17,059,216	12,658,808
STARM Mortgage Loan Trust Series 2007-4, Class 3A1 4.56%(2)	10/25/37	565,481	503,917
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 4.83%(2)	09/25/34	144,201	140,803
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2 5.20%(2)	03/25/34	442,802	426,075
Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1 4.77%(2)	06/25/35	120,392	101,500
Structured Adjustable Rate Mortgage Loan Trust Series 2005-7, Class 1A3 4.54%(2)	04/25/35	1,317,343	1,186,024
Structured Asset Investment Loan Trust Series 2004-6, Class A3 4.65% (1 mo. USD Term SOFR + 0.914%)(4)	07/25/34	4,962,360	5,123,265
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1 4.27% (1 mo. USD Term SOFR + 0.534%)(4)	05/25/36	168,875	119,909
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1B 3.97% (1 mo. USD Term SOFR + 0.234%)(4)	08/25/36	5,043,829	4,535,209
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS, Class 2A1 5.74% (1 mo. USD Term SOFR + 1.864%)(4)	03/25/35	555,289	550,847
Towd Point Mortgage Trust Series 2017-4, Class B1 3.65%(1),(2)	06/25/57	8,650,000	7,614,945
Towd Point Mortgage Trust Series 2019-1, Class B1 2.65%(1),(2)	03/25/58	7,087,000	5,705,925
Visio Trust Series 2023-2, Class B1 7.71%(1),(2)	10/25/58	6,088,000	6,124,583
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1, Class 2A2 4.07% (1 mo. USD Term SOFR + 0.334%)(4)	01/25/37	4,664,938	2,130,443
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR13, Class A1A 4.57% (1 mo. USD Term SOFR + 0.834%)(4)	11/25/34	65,170	64,769
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 4.97%(2)	01/25/35	229,879	223,883
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.70%(2)	12/25/35	7,140	6,635
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR16, Class 1A3 4.37%(2)	12/25/35	583,677	535,062

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2 4.51% (1 mo. USD Term SOFR + 0.774%)(4)	01/25/45		$191,940	$192,772
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A 5.03% (1 yr. MTA + 1.000%)(4)	02/25/46		2,626,156	2,435,712
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1 4.12% (1 yr. MTA + 0.940%)(4)	05/25/46		1,102,156	1,007,077
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A 5.01% (1 yr. MTA + 0.980%)(4)	07/25/46		2,072,460	1,998,432
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3, Class 1A1 3.76%(2)	03/25/37		1,279,279	1,073,466
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2 4.29% (1 mo. USD Term SOFR + 0.554%)(4)	02/25/37		27,048,075	8,583,893
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC1, Class A1 4.33% (1 mo. USD Term SOFR + 0.594%)(4)	01/25/47		3,679,643	3,375,146
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		972,180	838,697
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 4.49% (1 mo. USD Term SOFR + 0.754%)(4)	03/25/37		4,690,000	4,403,518
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A1 6.50%(2)	10/25/36		187,428	172,556
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 1A1 6.26%(2)	04/25/36		46,167	45,426

Total Residential Mortgage-backed Securities — Non-agency (Cost: $906,393,098)				721,961,091

CORPORATE BONDS — 18.8%

Aerospace/Defense — 0.4%
General Electric Co. 4.59% (3 mo. USD Term SOFR + 0.742%)(4)	08/15/36		10,370,000	9,790,421

Agriculture — 0.3%
Altria Group, Inc. 4.88%	02/04/28		2,195,000	2,232,469
Imperial Brands Finance PLC (United Kingdom) 4.50%(1)	06/30/28		6,815,000	6,872,246

				9,104,715

Airlines — 0.1%
American Airlines Pass-Through Trust Series 2015-2, Class AA 3.60%	03/22/29		1,559,558	1,538,223
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,130,000	1,151,323

				2,689,546

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		275,000	285,629
5.80%(1)	03/27/35		965,000	1,000,579
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(4),(8),(10)	09/06/32	EUR	2,100,000	2,844,215

				4,130,423

Banks — 2.6%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(4)	03/11/27		8,934,000	8,891,117
1.92% (1 day USD SOFR + 1.370%)(4)	10/24/31		5,905,000	5,283,263
2.65% (1 day USD SOFR + 1.220%)(4)	03/11/32		130,000	119,487
4.38% (5 yr. CMT + 2.760%)(4),(10)	01/27/27		2,340,000	2,319,736
4.70% (3 mo. USD Term SOFR + 0.912%)(4)	12/01/26		4,400,000	4,418,744
Citibank NA 4.91%	05/29/30		1,565,000	1,610,526
Citigroup, Inc. 6.63% (5 yr. CMT + 3.001%)(4),(10)	02/15/31		1,960,000	1,988,479
Goldman Sachs Group, Inc. 1.95% (1 day USD SOFR + 0.913%)(4)	10/21/27		4,295,000	4,222,243
HSBC Holdings PLC (United Kingdom) 4.76% (1 day USD SOFR + 2.110%)(4)	06/09/28		960,000	968,486
JPMorgan Chase & Co.
1.58% (1 day USD SOFR + 0.885%)(4)	04/22/27		10,250,000	10,170,357
1.76% (3 mo. USD Term SOFR + 1.105%)(4)	11/19/31		2,842,000	2,526,851
2.07% (1 day USD SOFR + 1.015%)(4)	06/01/29		4,005,000	3,825,015
2.55% (1 day USD SOFR + 1.180%)(4)	11/08/32		2,625,000	2,369,456
Morgan Stanley 1.79% (1 day USD SOFR + 1.034%)(4)	02/13/32		75,000	65,945
Morgan Stanley Private Bank NA
4.20% (1 day USD SOFR + 0.780%)(4)	11/17/28		2,160,000	2,166,890
4.73% (1 day USD SOFR + 1.080%)(4)	07/18/31		2,230,000	2,261,109
PNC Financial Services Group, Inc. 3.40% (5 yr. CMT + 2.595%)(4),(10)	09/15/26		1,980,000	1,941,469
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(4)	06/14/27		1,630,000	1,611,565
U.S. Bancorp 5.08% (1 day USD SOFR + 1.296%)(4)	05/15/31		2,617,000	2,699,383

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
Wells Fargo & Co.
2.57% (3 mo. USD Term SOFR + 1.262%)(4)	02/11/31		$7,055,000	$6,595,719
5.50% (1 day USD SOFR + 1.780%)(4)	01/23/35		70,000	73,087
5.57% (1 day USD SOFR + 1.740%)(4)	07/25/29		3,864,000	4,000,708

				70,129,635

Beverages — 0.1%
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		4,450,000	3,869,676

Building Materials — 0.1%
JH North America Holdings, Inc. 5.88%(1)	01/31/31		1,530,000	1,563,568

Chemicals — 0.3%
FIS Fabbrica Italiana Sintetici SpA (Italy) 5.63%(8)	08/01/27	EUR	400,000	471,312
International Flavors & Fragrances, Inc. 2.30%(1)	11/01/30		7,835,000	7,070,617

				7,541,929

Commercial Services — 0.6%
Global Payments, Inc. 4.50%	11/15/28		4,170,000	4,179,883
Grand Canyon University 5.13%	10/01/28		1,450,000	1,445,954
RAC Bond Co. PLC (United Kingdom) 8.25%(8)	05/06/46	GBP	500,000	729,044
Rentokil Terminix Funding LLC 5.00%(1)	04/28/30		2,600,000	2,646,774
Rollins, Inc. 5.25%	02/24/35		4,095,000	4,189,512
VT Topco, Inc. 8.50%(1)	08/15/30		1,590,000	1,660,978

				14,852,145

Computers — 0.2%
Dell International LLC/EMC Corp.
4.75%	04/01/28		4,110,000	4,170,376
5.00%	04/01/30		760,000	778,802

				4,949,178

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		1,475,000	1,410,779

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28		10,100,000	9,797,808
American Express Co. 3.55% (5 yr. CMT + 2.854%)(4),(10)	09/15/26		2,350,000	2,319,520
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		2,317,000	2,248,718
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		1,582,000	1,677,316
Jane Street Group/JSG Finance, Inc. 6.13%(1)	11/01/32		1,290,000	1,313,865

				17,357,227

Electric — 2.0%
Alliant Energy Corp. 5.75% (5 yr. CMT + 2.077%)(4)	04/01/56		5,470,000	5,463,819
Alliant Energy Finance LLC 3.60%(1)	03/01/32		8,130,000	7,572,932
American Electric Power Co., Inc. 5.80% (5 yr. CMT + 2.128%)(4)	03/15/56		8,235,000	8,178,920
CenterPoint Energy, Inc. 5.95% (5 yr. CMT + 2.223%)(4)	04/01/56		2,000,000	2,016,320
Comision Federal de Electricidad (Mexico) 3.35%(8)	02/09/31		650,000	591,507
Dominion Energy, Inc. 6.00% (5 yr. CMT + 2.262%)(4)	02/15/56		7,030,000	7,082,655
Electricite de France SA
4.75%(8)	06/17/44	EUR	3,400,000	3,975,203
5.64%(8)	08/28/35	AUD	830,000	538,763
7.38% (5 yr. U.K. Government Bond + 3.775%)(8),(4),(10)	06/17/35	GBP	300,000	415,072
9.13% (5 yr. CMT + 5.411%)(1),(4),(10)	03/15/33		760,000	882,694
Elia Group SA (Belgium) 3.88%(8)	06/11/31	EUR	600,000	717,277
Entergy Corp. 5.88% (5 yr. CMT + 2.179%)(4)	06/15/56		4,200,000	4,203,360
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		3,153,000	3,050,685
MVM Energetika Zrt (Hungary) 6.50%(8)	03/13/31		853,000	901,544
Southern Co. 3.75% (5 yr. CMT + 2.915%)(4)	09/15/51		1,000,000	987,490
Southwestern Electric Power Co. 4.10%	09/15/28		2,190,000	2,190,766
Tennet Netherlands BV 4.75%(8)	10/28/42	EUR	1,155,000	1,458,010
Trans-Allegheny Interstate Line Co. 5.00%(1)	01/15/31		3,615,000	3,715,858

				53,942,875

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 6.00%(1)	09/15/33		1,900,000	1,825,596

Engineering & Construction — 0.0%
Heathrow Funding Ltd. (United Kingdom) 3.88%(8)	01/16/38	EUR	885,000	1,027,363

Entertainment — 0.3%
Caesars Entertainment, Inc. 6.50%(1)	02/15/32		360,000	369,105
FDJ UNITED (France) 3.38%(8)	11/21/33	EUR	2,300,000	2,651,588
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	500,000	606,404
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		710,000	718,399
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		365,000	347,677

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Entertainment (Continued)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%(1)	10/15/30		$1,370,000	$1,397,948
Voyager Parent LLC 9.25%(1)	07/01/32		1,091,000	1,158,762
WarnerMedia Holdings, Inc.
5.05%	03/15/42		59,000	41,752
5.14%	03/15/52		782,000	517,887

				7,809,522

Environmental Control — 0.1%
Luna 2 5SARL (Luxemburg) 5.50%(1)	07/01/32	EUR	1,335,000	1,598,450

Financial — 0.1%
Nomura Corporate Funding Americas LLC 1.00%(3)	10/27/26		3,675,862	3,675,862

Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	05/15/32		2,940,000	2,640,208
3.75%	12/01/31		781,000	741,333
6.75%	03/15/34		2,419,000	2,670,915
Pilgrim’s Pride Corp.
3.50%	03/01/32		382,000	353,018
4.25%	04/15/31		1,035,000	1,008,121
6.25%	07/01/33		3,200,000	3,419,776
Post Holdings, Inc. 4.63%(1)	04/15/30		1,470,000	1,432,074
Smithfield Foods, Inc. 2.63%(1)	09/13/31		4,690,000	4,161,812

				16,427,257

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(1)	06/01/28		1,773,000	1,837,165
National Gas Transmission PLC (United Kingdom) 4.25%(8)	04/05/30	EUR	2,075,000	2,536,535
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(4)	09/15/55		869,000	904,603

				5,278,303

Health Care-Products — 0.1%
Molnlycke Holding AB (Sweden) 4.25%(8)	06/11/34	EUR	970,000	1,166,182
Sartorius Finance BV (Germany)
4.50%(8)	09/14/32	EUR	200,000	246,076
4.88%(8)	09/14/35	EUR	2,000,000	2,489,976

				3,902,234

Health Care-Services — 0.5%
Cigna Group 5.25%	01/15/36		7,000,000	7,128,660
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		495,000	464,122
Humana, Inc. 5.55%	05/01/35		1,195,000	1,221,159
Kedrion SpA (Italy) 6.50%(1)	09/01/29		1,135,000	1,118,997
Mehilainen Yhtiot OYJ (Finland) 5.13%(1)	06/30/32	EUR	660,000	787,733
ModivCare, Inc. 5.00%(1),(3),(6),(5),(11)	10/01/29		5,514,600	82,719
Sotera Health Holdings LLC 7.38%(1)	06/01/31		895,000	944,332
Universal Health Services, Inc.
1.65%	09/01/26		1,500,000	1,476,285
2.65%	01/15/32		590,000	521,477

				13,745,484

Household Products/Wares — 0.1%
Spectrum Brands, Inc. 3.88%(1)	03/15/31		2,132,000	1,743,933

Insurance — 0.4%
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%(1)	12/31/32		1,365,000	1,417,539
Athene Global Funding
2.72%(1)	01/07/29		1,535,000	1,452,079
3.21%(1)	03/08/27		2,225,000	2,191,113
Farmers Exchange Capital 7.20%(1)	07/15/48		150,000	152,993
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53		2,500,000	2,464,900
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(1),(4)	11/01/57		3,800,000	3,232,090

				10,910,714

Internet — 1.0%
Alphabet, Inc.
3.50%	11/06/38	EUR	1,770,000	2,013,629
4.00%	11/06/44	EUR	1,700,000	1,948,129
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%(1)	07/01/32		1,455,000	1,363,728
Getty Images, Inc. 10.50%(1)	11/15/30		1,405,000	1,418,544
ION Platform Finance U.S., Inc./ION Platform Finance Sarl 8.75%(1)	05/01/29		2,202,000	2,235,448
Meta Platforms, Inc.
4.88%	11/15/35		12,600,000	12,596,850
5.63%	11/15/55		1,300,000	1,250,444
Snap, Inc.
6.88%(1)	03/01/33		1,650,000	1,712,354
6.88%(1)	03/15/34		1,790,000	1,845,114

				26,384,240

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		1,493,000	1,429,458
9.75%	01/15/29		2,575,000	2,576,957

				4,006,415

Iron & Steel — 0.2%
CSN Inova Ventures (Brazil) 6.75%(1)	01/28/28		2,867,000	2,662,439
CSN Resources SA (Brazil) 5.88%(1)	04/08/32		4,662,000	3,675,288

Total Iron & Steel (Cost: $6,408,472)				6,337,727

Leisure Time — 0.0%
Sabre GLBL, Inc.
10.75%(1)	11/15/29		156,000	132,737
10.75%(1)	03/15/30		199,000	163,618

Total Leisure Time (Cost: $329,352)				296,355

Lodging — 0.4%
Hyatt Hotels Corp. 5.05%	03/30/28		3,700,000	3,769,708

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Lodging (Continued)
Las Vegas Sands Corp. 5.63%	06/15/28		$5,460,000	$5,602,233

Total Lodging (Cost: $9,154,048)				9,371,941

Machinery-Diversified — 0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		2,242,299	520,393

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%(1)	02/01/31		2,375,000	2,184,786
4.50%	05/01/32		645,000	579,894
5.00%(1)	02/01/28		360,000	357,293
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%	03/01/42		1,500,000	1,040,670
4.80%	03/01/50		570,000	430,111
6.55%	06/01/34		2,347,000	2,472,635
6.65%	02/01/34		800,000	844,488
CSC Holdings LLC
4.63%(1)	12/01/30		500,000	179,100
5.75%(1)	01/15/30		376,000	138,917
6.50%(1)	02/01/29		3,183,000	2,113,257
11.75%(1)	01/31/29		2,629,000	1,961,655
DISH Network Corp. 11.75%(1)	11/15/27		1,654,000	1,722,277
Scripps Escrow II, Inc. 3.88%(1)	01/15/29		758,000	697,481
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		1,250,000	1,307,900
Time Warner Cable LLC
4.50%	09/15/42		775,000	598,114
5.50%	09/01/41		820,000	720,624
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29		980,000	966,045
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		1,630,000	1,477,187

				19,792,434

Mining — 0.1%
Corp. Nacional del Cobre de Chile 5.13%(8)	02/02/33		1,970,000	1,979,909

Miscellaneous Manufacturers — 0.1%
Dyno Nobel Ltd. (Australia) 5.40%	11/08/32	AUD	2,010,000	1,312,127

Oil & Gas — 0.4%
Ecopetrol SA 8.38%	01/19/36		2,437,000	2,507,600
Ecopetrol SA (Colombia) 8.88%	01/13/33		718,000	767,183
KazMunayGas National Co. JSC (Kazakhstan)
3.50%(8)	04/14/33		1,186,000	1,071,539
5.38%(8)	04/24/30		1,979,000	2,023,508
Petroleos Mexicanos 6.75%	09/21/47		658,000	538,823
Sunoco LP 7.88% (5 yr. CMT + 4.230%)(1),(4),(10)	09/18/30		3,790,000	3,890,852
Transocean International Ltd. 8.75%(1)	02/15/30		813,750	850,499

				11,650,004

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc. 4.80%	03/17/28		3,750,000	3,803,362
Amcor Group Finance PLC 5.45%	05/23/29		2,525,000	2,612,819
Ardagh Group SA
9.50%(1)	12/01/30		1,140,000	1,236,478
12.00%(1),(12)	12/01/30		867,000	795,603
Berry Global, Inc.
1.65%	01/15/27		105,000	102,386
4.88%(1)	07/15/26		556,000	556,211
Sealed Air Corp. 6.50%(1)	07/15/32		760,000	788,318

				9,895,177

Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%(1)	04/15/32		2,510,000	2,615,571
Bayer U.S. Finance II LLC (Germany)
4.38%(1)	12/15/28		3,059,000	3,063,130
4.40%(1)	07/15/44		1,493,000	1,207,986
4.63%(1)	06/25/38		2,775,000	2,544,869
CVS Health Corp.
4.78%	03/25/38		525,000	496,561
6.75% (5 yr. CMT + 2.516%)(4)	12/10/54		2,300,000	2,404,811
Grifols SA (Spain)
3.88%(8)	10/15/28	EUR	2,280,000	2,650,648
7.50%(8)	05/01/30	EUR	300,000	370,449
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		535,000	555,383

				15,909,408

Pipelines — 0.6%
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(4),(10)	02/15/28		2,751,000	2,742,499
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.16%(1)	03/31/34		943,907	856,435
Global Partners LP/GLP Finance Corp. 8.25%(1)	01/15/32		1,270,000	1,339,139
ITT Holdings LLC 6.50%(1)	08/01/29		805,000	773,565
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		1,240,000	1,285,954
QazaqGaz NC JSC (Kazakhstan) 4.38%(8)	09/26/27		650,000	648,180
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(4),(10)	09/30/29		4,163,000	3,300,468
9.88%(1)	02/01/32		1,562,000	1,614,671
Venture Global Plaquemines LNG LLC 6.75%(1)	01/15/36		2,511,000	2,572,419

				15,133,330

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(8)	05/04/28	EUR	1,120,000	1,258,139
CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg) 4.75%(8)	03/27/34	EUR	1,155,000	1,414,006
China SCE Group Holdings Ltd. 7.00%(5),(8),(3)	05/02/25		1,070,000	46,171
LEG Immobilien SE (Germany)
0.88%(8)	03/30/33	EUR	400,000	380,296
1.50%(8)	01/17/34	EUR	100,000	96,667

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Real Estate (Continued)
Times China Holdings Ltd. (China)
4.00%(1),(13)	03/30/29		$88,513	$1,591
4.20%(1),(13)	09/30/32		328,242	6,292
Zhenro Properties Group Ltd. (China) 6.63%(5),(7),(8),(3)	01/07/26		1,810,000	7,819

				3,210,981

REIT — 1.8%
American Assets Trust LP 3.38%	02/01/31		4,005,000	3,653,962
American Tower Corp.
2.70%	04/15/31		30,000	27,554
2.90%	01/15/30		5,440,000	5,168,218
4.70%	12/15/32		4,925,000	4,935,244
Americold Realty Operating Partnership LP 5.60%	05/15/32		4,070,000	4,102,682
Digital Dutch Finco BV
1.00%(8)	01/15/32	EUR	1,770,000	1,780,743
3.88%(8)	03/15/35	EUR	1,035,000	1,187,902
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	1,695,000	1,928,465
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		6,241,000	6,407,572
Healthcare Realty Holdings LP
3.50%	08/01/26		2,257,000	2,246,979
3.63%	01/15/28		625,000	617,244
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		1,855,000	1,937,807
Hudson Pacific Properties LP
3.95%	11/01/27		4,202,000	4,017,490
5.95%	02/15/28		805,000	793,939
Lineage OP LP 5.25%(1)	07/15/30		2,575,000	2,600,364
LXP Industrial Trust 2.70%	09/15/30		2,000,000	1,834,880
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	710,000	887,894
RHP Hotel Properties LP/RHP Finance Corp. (REIT) 6.50%(1)	04/01/32		665,000	690,257
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		865,000	848,989
4.13%(1)	08/15/30		113,000	109,750
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	950,000	1,145,328

				46,923,263

Retail — 0.5%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		2,075,000	1,989,884
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%(1)	04/01/29		1,859,000	1,788,154
9.25%(1)	01/15/31		2,519,000	2,598,348
Michaels Cos., Inc.
5.25%(1)	05/01/28		2,383,000	2,292,803
7.88%(1)	05/01/29		675,000	623,457
Papa John’s International, Inc. 3.88%(1)	09/15/29		1,565,000	1,495,264
Staples, Inc. 10.75%(1)	09/01/29		600,000	597,192
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.50%(1)	12/15/35		2,895,000	2,897,142

				14,282,244

Semiconductors — 0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		825,000	852,398
Intel Corp.
2.00%	08/12/31		2,300,000	2,018,089
3.05%	08/12/51		826,000	509,386

				3,379,873

Software — 0.5%
Fiserv, Inc.
4.55%	02/15/31		1,385,000	1,374,266
5.25%	08/11/35		2,310,000	2,307,875
5.45%	03/15/34		2,360,000	2,395,872
5.63%	08/21/33		820,000	845,846
Open Text Corp. (Canada) 6.90%(1)	12/01/27		5,545,000	5,773,565
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		1,450,000	1,353,923

				14,051,347

Telecommunications — 0.5%
Altice Financing SA (Luxembourg) 9.63%(1)	07/15/27		3,168,000	2,443,542
Altice France SA
6.50%(1)	04/15/32		789,363	758,246
9.50%(1)	11/01/29		588,727	606,036
EchoStar Corp. 10.75%	11/30/29		891,000	985,134
Frontier Communications Holdings LLC 8.63%(1)	03/15/31		100,000	105,393
Global Switch Finance BV (United Kingdom) 1.38%(8)	10/07/30	EUR	4,505,000	4,969,583
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		1,534,000	1,418,536
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		1,016,000	1,067,470
Zayo Group Holdings, Inc. 9.25%(1),(14)	03/09/30		939,230	893,452

				13,247,392

Transportation — 0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(8)	09/02/30	AUD	3,160,000	1,866,703
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	3,080,000	1,888,251

Total Transportation (Cost: $3,780,207)				3,754,954

Water — 0.3%
DWR Cymru Financing U.K. PLC 2.38%(8)	03/31/34	GBP	1,400,000	1,434,824
Suez SACA (France) 2.88%(8)	05/24/34	EUR	1,900,000	2,070,680
United Utilities Water Finance PLC (United Kingdom) 3.75%(8)	05/23/34	EUR	1,270,000	1,484,840
Yorkshire Water Finance PLC (United Kingdom) 6.38%(8)	11/18/34	GBP	1,940,000	2,700,855

Total Water (Cost: $7,527,192)				7,691,199

Total Corporate Bonds (Cost: $501,660,226)				498,407,548

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
MUNICIPAL BONDS — 0.4%
County of Miami-Dade Aviation Revenue, Revenue Bonds 2.86%	10/01/35		$1,750,000	$1,486,284
County of Miami-Dade Aviation Revenue, Series D 3.35%	10/01/29		2,000,000	1,946,990
Medina Valley Independent School District, General Obligation Unlimited 4.75%	02/15/50		980,000	999,743
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 5.00%	11/01/53		2,565,000	2,658,338
New York State Dormitory Authority, Revenue bonds 5.29%	03/15/33		2,800,351	2,848,086
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/59		1,790,000	1,842,837

Total Municipal Bonds (Cost: $12,190,903)				11,782,278

FOREIGN GOVERNMENT BONDS — 2.0%
Argentina Republic Government International Bonds (United Kingdom) 0.75%	07/09/30		2,360,000	2,012,726
Brazil Government International Bonds
6.00%	10/20/33		830,000	840,607
6.13%	03/15/34		910,000	921,102
6.63%	03/15/35		5,435,000	5,605,605
Guatemala Government Bonds
6.25%(8)	08/15/36		6,240,000	6,539,520
6.60%(8)	06/13/36		900,000	968,589
Hungary Government International Bonds 2.13%(1)	09/22/31		1,146,000	987,978
Mexico Government International Bonds
4.88%	05/19/33		1,833,000	1,762,613
5.63%	09/22/35		4,548,000	4,490,013
6.35%	02/09/35		3,151,000	3,303,855
New South Wales Treasury Corp. 5.25%(8)	02/24/38	AUD	10,555,000	6,850,951
Queensland Treasury Corp. 5.25%(8)	08/13/38	AUD	3,665,000	2,353,576
Republic of South Africa Government International Bonds
4.30%	10/12/28		827,000	822,939
4.85%	09/30/29		883,000	885,243
5.88%	06/22/30		675,000	698,753
5.88%	04/20/32		864,000	890,076
Romania Government International Bonds
5.75%(8)	03/24/35		4,856,000	4,811,713
6.63%(8)	05/16/36		6,022,000	6,282,994
Treasury Corp. of Victoria 2.00%	11/20/37	AUD	3,630,000	1,660,286

Total Foreign Government Bonds (Cost: $52,367,215)				52,689,139

U.S. TREASURY SECURITIES — 2.1%
U.S. Treasury Notes
3.38%	12/31/27		25,070,000	25,022,014
3.50%	11/30/30		2,512,900	2,488,458
3.63%	12/31/30		27,165,000	27,040,848

Total U.S. Treasury Securities (Cost: $54,561,354)				54,551,320

BANK LOANS — 4.3%

Advertising — 0.1%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.45% (3 mo. USD Term SOFR + 4.250%)(4)	10/28/27		965,078	807,288
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.14% (3 mo. USD Term SOFR + 5.000%)(4)	07/15/28		684,669	682,272

Total Advertising (Cost: $1,545,778)				1,489,560

Aerospace & Defense — 0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(4)	02/11/32		855,700	862,118
TransDigm, Inc. 2023 Term Loan J 6.22% (1 mo. USD Term SOFR + 2.500%)(4)	02/28/31		563,620	566,373
TransDigm, Inc. 2025 Term Loan K 5.97% (1 mo. USD Term SOFR + 2.250%)(4)	03/22/30		502,692	504,713
TransDigm, Inc. 2025 Term Loan M 6.22% (1 mo. USD Term SOFR + 2.500%)(4)	08/19/32		1,242,984	1,249,565

Total Aerospace & Defense (Cost: $3,151,537)				3,182,769

Airlines — 0.1%
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.38% (3 mo. USD Term SOFR + 1.500%)(4)	10/20/28		1,326,254	1,339,682

Apparel — 0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 5.97% (1 mo. USD Term SOFR + 2.250%)(4)	12/21/28		786,880	789,048

Beverages — 0.2%
Celsius Holdings, Inc. 2025 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(4)	04/01/32		505,752	509,988
Naked Juice LLC 2025 FLFO Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(4)	01/24/29		3,494,262	3,485,527
Naked Juice LLC 2025 FLSO Term Loan 7.02% (3 mo. USD Term SOFR + 3.250%)(4)	01/24/29		43,247	28,867
Naked Juice LLC 2025 FLTO Term Loan 9.77% (3 mo. USD Term SOFR + 6.000%)(4)	01/24/30		391,411	106,552
Primo Brands Corp. 2025 Term Loan B 5.92% (3 mo. USD Term SOFR + 2.250%)(4)	03/31/28		524,180	526,280

Total Beverages (Cost: $4,828,586)				4,657,214

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Commercial Services — 0.2%
ASP Dream Acquisition Co. LLC Term Loan B 8.07% (1 mo. USD Term SOFR + 4.250%)(4)	12/15/28	$997,689	$954,040
Boost Newco Borrower LLC 2025 USD Term Loan B2 5.67% (3 mo. USD Term SOFR + 2.000%)(4)	01/31/31	766,103	768,259
CCRR Parent, Inc. Term Loan B 8.33% (3 mo. USD Term SOFR + 4.250%)(4)	03/06/28	352,584	103,572
CCRR Parent, Inc. US Acquisition Facility 8.17% (3 mo. USD Term SOFR + 4.250%)(4)	03/06/28	729,810	209,820
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 7.35% (3 mo. USD Term SOFR + 3.675%)(4)	07/06/29	97,078	98,049
Fugue Finance BV 2025 Repriced Term Loan 6.57% (3 mo. USD Term SOFR + 2.750%)(4)	01/09/32	656,392	659,509
Kelso Industries LLC Term Loan 9.57% (3 mo. USD Term SOFR + 5.750%)(4),(15)	12/30/29	635,666	637,256
KUEHG Corp. 2025 Term Loan 0.00% (16)	06/12/30	406,136	395,333
TTF Holdings LLC 2024 Term Loan 7.79% (6 mo. USD Term SOFR + 3.750%)(4)	07/18/31	1,459,990	1,189,892
Valvoline, Inc. Term Loan B 5.87% (1 mo. USD Term SOFR + 2.000%)(4)	03/19/32	992,193	999,946

Total Commercial Services (Cost: $6,694,832)			6,015,676

Computers — 0.2%
McAfee LLC 2024 USD 1st Lien Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(4)	03/01/29	161,282	149,369
Peraton Corp. Term Loan B 7.69% (3 mo. USD Term SOFR + 3.750%)(4)	02/01/28	1,113,369	1,035,634
Surf Holdings LLC 2025 Incremental Term Loan 7.33% (1 mo. USD Term SOFR + 3.500%)(4)	03/05/27	1,246,704	1,249,004
X Corp. 2025 Fixed Term Loan 9.50%	10/26/29	517,036	516,203
X Corp. Term Loan 10.45% (3 mo. USD Term SOFR + 6.500%)(4)	10/26/29	1,118,011	1,100,843

Total Computers (Cost: $4,036,103)			4,051,053

Cosmetics/Personal Care — 0.0%
Opal Bidco SAS USD Term Loan B4 6.69% (3 mo. USD Term SOFR + 3.000%)(4)	04/28/32	616,331	620,954

Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 6.97% (1 mo. USD Term SOFR + 3.250%)(4)	12/11/30	89,838	89,052

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.48% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/30	1,999,466	2,013,602
Blackhawk Network Holdings, Inc. 2025 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(4)	03/12/29	861,429	866,611
Guggenheim Partners LLC 2024 Term Loan B 6.17% (3 mo. USD Term SOFR + 2.500%)(4)	11/26/31	616,974	620,214
Jane Street Group LLC 2024 Term Loan B1 5.82% (3 mo. USD Term SOFR + 2.000%)(4)	12/15/31	829,197	826,345
Jefferies Finance LLC 2024 Term Loan 6.50% (1 mo. USD Term SOFR + 2.750%)(4)	10/21/31	297,262	295,683

Total Diversified Financial Services (Cost: $4,589,729)			4,622,455

Electric — 0.1%
Alpha Generation LLC Term Loan B 5.72% (1 mo. USD Term SOFR + 2.000%)(4)	09/30/31	1,549,001	1,555,856
Calpine Corp. 2024 Term Loan B10 5.47% (1 mo. USD Term SOFR + 1.750%)(4)	01/31/31	288,953	289,257
Cornerstone Generation LLC Term Loan B 7.09% (3 mo. USD Term SOFR + 3.250%)(4)	08/11/32	329,147	332,703
Potomac Energy Center LLC 2025 Term Loan 6.84% (3 mo. USD Term SOFR + 3.000%)(4)	08/05/32	392,043	395,964
South Field LLC 2025 1st Lien Term Loan B 6.67% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	416,904	420,292
South Field LLC 2025 1st Lien Term Loan C 6.67% (3 mo. USD Term SOFR + 3.000%)(4)	08/29/31	25,124	25,328
Vistra Operations Co. LLC 1st Lien Term Loan B3 5.47% (1 mo. USD Term SOFR + 1.750%)(4) 12/20/30		639,367	643,366

Total Electric (Cost: $3,637,167)			3,662,766

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan 8.18% (3 mo. USD Term SOFR + 4.250%)(4)	12/29/28	$2,017,349	$1,831,581

Electronics — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B 7.37% (1 mo. USD Term SOFR + 3.500%)(4)	12/02/31	511,762	515,601
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 4.250%)(4)	10/24/31	282,150	285,502

Total Electronics (Cost: $791,667)			801,103

Engineering & Construction — 0.1%
Astrion Group LLC 2024 Term Loan 8.67% (3 mo. USD Term SOFR + 5.000%)(4)	08/29/31	1,492,462	1,126,809
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(4)	07/09/32	1,200,000	1,204,500

Total Engineering & Construction (Cost: $2,660,376)			2,331,309

Entertainment — 0.1%
City Football Group Ltd. 2024 Term Loan 6.93% (3 mo. USD Term SOFR + 3.000%)(4)	07/22/30	479,557	480,156
DK Crown Holdings, Inc. 2025 Term Loan B 5.53% (1 mo. USD Term SOFR + 1.750%)(4)	03/04/32	154,139	154,386
EOC Borrower LLC Term Loan A 7.47% (1 mo. USD Term SOFR + 3.750%)(4)	03/24/28	379,740	381,402
Flutter Financing BV 2024 Term Loan B 5.42% (3 mo. USD Term SOFR + 1.750%)(4)	11/30/30	409,388	409,558
Showtime Acquisition LLC 2024 1st Lien Term Loan 8.63% (3 mo. USD Term SOFR + 4.750%)(4)	08/16/31	658,197	654,083
Voyager Parent LLC Term Loan B 8.42% (3 mo. USD Term SOFR + 4.750%)(4)	07/01/32	1,386,297	1,389,028

Total Entertainment (Cost: $3,413,612)			3,468,613

Environmental Control — 0.0%
Action Environmental Group, Inc. 2023 Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(4)	10/24/30	507,913	509,503

Food — 0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 7.83% (1 mo. USD Term SOFR + 4.000%)(4)	06/09/28	871,209	869,123
C&S Wholesale Grocers, Inc. Term Loan B 8.67% (3 mo. USD Term SOFR + 5.000%)(4)	09/20/30	1,296,980	1,271,040
United Natural Foods, Inc. 2024 Term Loan 8.47% (1 mo. USD Term SOFR + 4.750%)(4)	05/01/31	757,711	764,151

Total Food (Cost: $2,853,792)			2,904,314

Health Care-products — 0.1%
Antylia Scientific Term Loan 7.99% (3 mo. USD Term SOFR + 4.000%)(4)	05/27/32	723,268	719,019
QuidelOrtho Corp. Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(4)	08/20/32	1,123,124	1,124,000

Total Health Care-products (Cost: $1,808,037)			1,843,019

Health Care-services — 0.3%
ADMI Corp. 2021 Term Loan B2 7.21% (1 mo. USD Term SOFR + 3.375%)(4)	12/23/27	487,945	463,092
ADMI Corp. 2023 Term Loan B5 9.47% (1 mo. USD Term SOFR + 5.750%)(4)	12/23/27	280,489	269,690
Heartland Dental LLC 2025 Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(4)	08/25/32	1,238,400	1,245,038
IQVIA, Inc. 2025 Incremental Term Loan B5 5.42% (3 mo. USD Term SOFR + 1.750%)(4)	01/02/31	492,665	496,592
Modivcare Buyer LLC Super Senior Term Loan 0.00% (16)	12/29/30	1,085,000	1,057,875
Modivcare, Inc. 2024 Term Loan B 10.73% (3 mo. USD Term SOFR + 6.750%)(4)	07/01/31	2,702,555	1,095,656
Modivcare, Inc. 2025 DIP Delayed Draw Term Loan 10.82% (1 mo. USD Term SOFR + 7.000%)(4)	02/22/26	243,293	240,860
Modivcare, Inc. 2025 DIP Term Loan 10.73% (1 mo. USD Term SOFR + 7.000%)(4)	02/22/26	456,634	452,068

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Health Care-services (Continued)
Modivcare, Inc. 2025 Incremental Term Loan 15.32% (3 mo. USD Term SOFR + 11.500%)(4)	01/12/26	$716,247	$290,378
NAPA Management Services Corp. Term Loan B 9.07% (1 mo. USD Term SOFR + 5.250%)(4)	02/23/29	1,220,752	852,335
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.35% (3 mo. USD Term SOFR + 3.250%)(4)	12/29/28	1,861,555	1,824,799
Star Parent, Inc. Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(4)	09/27/30	313,342	314,064

Total Health Care-services (Cost: $10,719,612)			8,602,447

Holding Companies — Diversified — 0.0%
GC Ferry Acquisition I, Inc. Term Loan 7.17% (3 mo. USD Term SOFR + 3.500%)(4),(17)	08/16/32	447,133	447,104

Home Furnishings — 0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 6.85% (3 mo. USD Term SOFR + 3.000%)(4)	07/31/28	482,361	483,967

Insurance — 0.1%
Asurion LLC 2021 Second Lien Term Loan B4 9.08% (1 mo. USD Term SOFR + 5.250%)(4)	01/20/29	659,757	649,768
Howden Group Holdings Ltd. 2025 USD Term Loan B 6.47% (1 mo. USD Term SOFR + 2.750%)(4)	02/15/31	997,494	1,001,144

Total Insurance (Cost: $1,597,718)			1,650,912

Internet — 0.3%
Arches Buyer, Inc. 2021 Term Loan B 7.07% (1 mo. USD Term SOFR + 3.250%)(4)	12/06/27	276,218	277,181
Barracuda Networks, Inc. 2022 Term Loan 8.34% (3 mo. USD Term SOFR + 4.500%)(4)	08/15/29	969,488	793,618
Delivery Hero SE 2024 USD Term Loan B 8.84% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	1,749,871	1,759,355
Magnite, Inc. 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(4)	02/06/31	922,431	922,624
MH Sub I LLC 2023 Term Loan 7.92% (3 mo. USD Term SOFR + 4.250%)(4)	05/03/28	708,530	660,882
MH Sub I LLC 2024 Term Loan B4 7.97% (1 mo. USD Term SOFR + 4.250%)(4)	12/31/31	1,057,689	910,109
Plano HoldCo, Inc. Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(4)	10/02/31	267,975	260,606
PUG LLC 2024 Extended Term Loan B 0.00% (16)	03/15/30	856,451	850,563
Red Ventures LLC 2024 Term Loan B 6.47% (1 mo. USD Term SOFR + 2.750%)(4)	03/04/30	861,569	829,803
TripAdvisor, Inc. Term Loan 6.47% (1 mo. USD Term SOFR + 2.750%)(4)	07/08/31	625,841	605,892

Total Internet (Cost: $8,122,446)			7,870,633

Leisure Time — 0.0%
MajorDrive Holdings IV LLC Term Loan B 7.93% (3 mo. USD Term SOFR + 4.000%)(4)	06/01/28	264,352	240,707
Sabre GLBL, Inc. 2021 Term Loan B1 0.00% (16)	12/17/27	100,426	98,584
Sabre GLBL, Inc. 2021 Term Loan B2 0.00% (16)	12/17/27	67,254	66,021
Sabre GLBL, Inc. 2024 Term Loan B1 9.82% (1 mo. USD Term SOFR + 6.000%)(4)	11/15/29	318,813	283,744

Total Leisure Time (Cost: $713,356)			689,056

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 5.48% (1 mo. USD Term SOFR + 1.750%)(4)	11/08/30	1,457,180	1,468,130

Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 5.87% (1 mo. USD Term SOFR + 2.000%)(4)	01/27/31	620,393	622,143

Machinery-diversified — 0.1%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.23% (3 mo. USD Term SOFR + 5.350%)(4)	10/15/29	118,407	120,887
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.14% (3 mo. USD Term SOFR + 4.000%)(4)	10/15/29	2,705,405	1,953,302

Total Machinery-diversified (Cost: $3,495,962)			2,074,189

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount	Value
Media — 0.2%
Charter Communications Operating LLC 2024 Term Loan B5 6.24% (3 mo. USD Term SOFR + 2.250%)(4)	12/15/31	$3,480,817	$3,487,344
Ziggo Financing Partnership 2025 Term Loan B 7.03% (6 mo. USD Term SOFR + 3.250%)(4)	01/15/33	884,699	880,001

Total Media (Cost: $4,339,069)			4,367,345

Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Term Loan 11.08% (3 mo. USD Term SOFR + 7.000%)(4),(18)	06/09/28	583,406	579,031

Miscellaneous Manufacturers — 0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 8.48% (3 mo. USD Term SOFR + 4.750%)(4)	06/14/32	471,374	473,731
Technimark Holdings LLC 2024 Term Loan 6.98% (1 mo. USD Term SOFR + 3.250%)(4)	04/14/31	1,047,003	1,041,114

Total Miscellaneous Manufacturers (Cost: $1,500,204)			1,514,845

Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B 7.67% (3 mo. USD Term SOFR + 4.000%)(4)	11/19/29	3,074,597	2,640,310

Packaging & Containers — 0.3%
Balcan Innovations, Inc. Term Loan B 8.59% (3 mo. USD Term SOFR + 4.750%)(4)	10/18/31	536,359	429,088
BradyPlus Holdings LLC 2025 Term Loan B 7.17% (3 mo. USD Term SOFR + 3.500%)(4)	12/11/30	2,314,550	2,293,811
Plaze, Inc. 2019 Term Loan B 7.33% (1 mo. USD Term SOFR + 3.500%)(4)	08/03/26	1,645,809	1,526,488
Plaze, Inc. 2020 Incremental Term Loan 7.58% (1 mo. USD Term SOFR + 3.750%)(4)	08/03/26	4,241,663	3,934,142

Total Packaging & Containers (Cost: $8,657,550)			8,183,529

Pharmaceuticals — 0.0%
Paradigm Parent LLC 1st Lien Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(4)	04/16/32	748,125	660,807
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A 8.84% (3 mo. USD Term SOFR + 5.000%)(4)	06/30/28	305,177	308,038

Total Pharmaceuticals (Cost: $974,802)			968,845

Reit — 0.3%
Healthpeak Properties, Inc. 2024 Term Loan A3 4.51% (3 mo. USD Term SOFR + 0.850%)(4)	03/01/29	1,664,689	1,643,880
Healthpeak Properties, Inc. Term Loan A1 4.56% (1 mo. USD Term SOFR + 0.840%)(4)	08/20/27	824,832	818,646
Healthpeak Properties, Inc. Term Loan A2 4.56% (1 mo. USD Term SOFR + 0.840%)(4)	02/22/27	824,832	818,646
Invitation Homes Operating Partnership LP 2024 Term Loan 4.70% (1 mo. USD Term SOFR + 0.850%)(4)	09/09/28	3,604,244	3,604,244
Iron Mountain, Inc. 2022 Term Loan A 5.47% (1 mo. USD Term SOFR + 1.750%)(4)	03/18/30	1,462,500	1,449,703

Total Reit (Cost: $8,297,283)			8,335,119

Retail — 0.3%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 5.47% (1 mo. USD Term SOFR + 1.750%)(4)	09/20/30	870,775	872,952
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.33% (1 mo. USD Term SOFR + 3.500%)	03/31/28	844,246	844,951
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.13% (3 mo. USD Term SOFR + 3.250%)(4)	11/01/31	856,584	768,249
KFC Holding Co. 2021 Term Loan B 5.60% (1 mo. USD Term SOFR + 1.750%)(4)	03/15/28	451,102	453,497
Michaels Cos., Inc. 2021 Term Loan B 8.18% (3 mo. USD Term SOFR + 4.250%)(4)	04/17/28	1,069,009	1,036,233
Peer Holding III BV 2025 USD Term Loan B 8.50% (3 mo. USD Term SOFR + 2.250%)(4)	09/29/32	400,000	401,250
Peer Holding III BV 2025 USD Term Loan B5B 6.17% (3 mo. USD Term SOFR + 2.500%)(4)	07/01/31	1,726,192	1,735,721
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.84% (1 mo. USD Term SOFR + 2.000%)(4)	11/03/32	879,944	882,971
Tacala LLC 2025 Repriced Term Loan B 6.72% (1 mo. USD Term SOFR + 3.000%)(4)	01/31/31	1,384,726	1,395,977

Total Retail (Cost: $8,420,648)			8,391,801

Software — 0.3%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 7.47% (1 mo. USD Term SOFR + 3.750%)(4)	12/29/28	307,836	185,915
DTI Holdco, Inc. 2025 Term Loan B 7.72% (1 mo. USD Term SOFR + 4.000%)(4)	04/26/29	1,276,299	1,195,165

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
EagleView Technology Corp. 2025 Term Loan 9.17% (3 mo. USD Term SOFR + 5.500%)(4)	08/14/28		$1,262,203	$1,218,227
Planview Parent, Inc. 2024 1st Lien Term Loan 0.00%(16)	12/17/27		420,655	404,815
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 6.92% (3 mo. USD Term SOFR + 3.250%)(4)	10/26/30		1,624,801	1,624,102
Renaissance Holding Corp. 2024 1st Lien Term Loan 7.72% (1 mo. USD Term SOFR + 4.000%)(4)	04/05/30		2,464,780	2,159,628
SolarWinds Holdings, Inc. 2025 Term Loan 7.70% (3 mo. USD Term SOFR + 4.000%)(4)	04/16/32		769,261	769,742
SonarSource Financing LLC Term Loan 8.17% (3 mo. USD Term SOFR + 4.500%)(4)	12/19/30		830,305	822,001

Total Software (Cost: $8,625,995)				8,379,595

Telecommunications — 0.1%
Altice Financing SA 2022 USD Term Loan 8.90% (3 mo. USD Term SOFR + 5.000%)(4)	10/31/27		373,693	277,467
Frontier Communications Corp. 2025 Term Loan B 6.24% (1 mo. USD Term SOFR + 2.500%)(4)	07/01/31		366,479	367,225
Zayo Group Holdings, Inc. 2025 USD Term Loan 0.50% (1 mo. USD Term SOFR + 3.000%)(4)	03/11/30		585,953	557,722

Total Telecommunications (Cost: $1,278,563)				1,202,414

Total Bank Loans (Cost: $118,299,012)				112,681,086

Total Fixed Income Securities (Cost: $2,893,511,217)				2,626,014,675

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38% (8)	01/17/29	EUR	1,700,000	1,946,353

Commercial Services — 0.0%
Worldline SA (France) 0.00% (3),(8)	07/30/26	EUR	1,299,761	1,491,853

Real Estate — 0.0%
Times China Holdings Ltd. 0.00% (1),(3)	03/30/27		401,185	4,914
Times China Holdings Ltd. 0.00% (1),(3)	03/30/27		91,814	1,709

Total Real Estate (Cost: $417,605)				6,623

Total Convertible Corporate Bonds (Cost: $3,590,561)				3,444,829

Total Convertible Securities (Cost: $3,590,561)				3,444,829

COMMON STOCK — 0.3%

Security		Shares		Value
Financial — 0.1%
Yeoman Capital SA(19)			158,987	1,192,402

Real Estate — 0.0%
Aoyuan New Shares(7),(19)			408,851	3,467
Times China Holdings Ltd.(19)			226,791	2,987

Total Real Estate (Cost: $9,253)				6,454

REIT — 0.2%
AGNC Investment Corp.			582,000	6,239,040

				6,239,040

Total Common Stock (Cost: $11,047,278)				7,437,896

Investment Companies — 1.6%
TCW Private Asset Income Fund — I Class(20)			4,359,678	43,596,783

Total Investment Companies (Cost: $43,613,009)				43,596,783

MONEY MARKET INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.74%(21),(7)			13,968,229	13,968,229
TCW Central Cash Fund, 3.71%(20),(21)			110,204,435	110,204,435

Total Money Market Investments (Cost: $124,172,664)				124,172,664

Total Investments (105.9%) (Cost: $3,075,934,729)				2,804,666,847

Net unrealized appreciation/depreciation on Unfunded Commitments (0.0%)				(1,114)

Liabilities In Excess Of Other Assets (-5.9%)				(156,944,098)

Net Assets (100.0%)				$2,647,721,635

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3,745	5-Year U.S. Treasury Note Futures	03/31/26	$409,581,155	$409,346,057	$(235,098)

			$409,581,155	$409,346,057	$(235,098)

Short Futures
87	3-Year Australian Bond Futures	03/16/26	$(6,099,580)	$(6,091,416)	$8,164
188	10-Year Australian Bond Futures	03/16/26	(13,731,638)	(13,725,772)	5,866
2,136	10-Year U.S. Treasury Note Futures	03/20/26	(246,612,099)	(245,673,375)	938,724
260	2-Year U.S. Treasury Note Futures	03/31/26	(54,248,263)	(54,285,156)	(36,893)
37	30-Year Euro-Buxl Futures	03/06/26	(4,857,036)	(4,785,228)	71,808
2	Euro-Bobl Futures	03/06/26	(273,973)	(272,848)	1,125
199	Euro-Bund Futures	03/06/26	(30,027,493)	(29,815,106)	212,387
40	Long Gilt Futures	03/27/26	(4,882,095)	(4,915,887)	(33,792)
556	U.S. Ultra Long Bond Futures	03/20/26	(66,607,159)	(65,608,000)	999,159

			$(427,339,336)	$(425,172,788)	$2,166,548

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(22)
Barclays Capital	EUR	2,479,659	01/09/26	$2,882,107	$2,912,787	$30,680
Citibank N.A.	EUR	3,085,284	01/09/26	3,613,835	3,624,197	10,362
Goldman Sachs & Co.	EUR	4,494,573	01/09/26	5,261,254	5,279,652	18,398
JP Morgan Chase Bank	EUR	9,480,866	01/09/26	11,011,130	11,136,910	125,780
Citibank N.A.	GBP	2,451,981	01/09/26	3,267,043	3,298,026	30,983
JP Morgan Chase Bank	GBP	5,502,865	01/09/26	7,277,794	7,401,604	123,810

				$33,313,163	$33,653,176	$340,013

SELL(23)
Citibank N.A.	AUD	24,718,530	01/09/26	16,376,740	16,484,098	(107,358)
Goldman Sachs & Co.	AUD	848,551	01/09/26	553,135	565,875	(12,740)
Goldman Sachs & Co.	EUR	4,436,248	01/09/26	5,139,037	5,211,138	(72,101)
Citibank N.A.	EUR	1,691,993	01/09/26	1,949,763	1,987,537	(37,774)
Bank Of America	EUR	698,530	01/09/26	809,299	820,544	(11,245)
JP Morgan Chase Bank	EUR	58,979,197	01/09/26	69,162,545	69,281,224	(118,679)
Goldman Sachs & Co.	GBP	1,085,361	01/09/26	1,451,233	1,459,859	(8,626)
Bank Of America	GBP	16,371,455	01/09/26	21,987,954	22,020,354	(32,400)

				$117,429,706	$117,830,629	$(400,923)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $937,506,302 or 35.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security is not accruing interest.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at December 31, 2025.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Restricted security (Note 7).
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At December 31, 2025, the value of these securities amounted to $85,909,797 or 3.2% of net assets.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	Perpetual maturity.
(11)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(12)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.50% cash or 6.50% PIK interest.
(13)	PIK.
(14)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(15)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $13,787,at an interest rate of 9.57% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 6.00% per annum.
(16)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(17)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $76,340, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 2.00% per annum.
(18)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 152,354, at an interest rate of 11.08% and a maturity of June 09, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(19)	Non-income producing security.
(20)	Affiliated issuer.
(21)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(22)	Fund buys foreign currency, sells USD.
(23)	Fund sells foreign currency, buys USD.

TCW MetWest Unconstrained Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The summary of the TCW Metwest Unconstrained Bond Fund transactions in the affiliated funds for the period ended December 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held December 31, 2025	Value at December 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$274,063,488	$1,793,140,947	$1,957,000,000	110,204,435	$110,204,435	$2,531,823	$—	$—	$—
TCW Private Asset Income Fund—I Class	7,104,479	36,508,530	—	4,359,678	43,596,783	2,075,860	—	—	(16,226)

Total					$153,801,218	$4,607,683	$—	$—	$(16,226)

TCW MetWest Unconstrained Bond Fund

Fair Valuation Summary (Unaudited)	December 31, 2025

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Non-Agency	$—	$721,961,091	$—	$721,961,091
Residential Mortgage-Backed Securities—Agency	—	575,630,192	—	575,630,192
Corporate Bonds	—	498,407,548	—	498,407,548
Commercial Mortgage-Backed Securities—Non-Agency	—	307,393,114	—	307,393,114
Asset-Backed Securities	—	244,334,329	25,379,059	269,713,388
Bank Loans	—	112,681,086	—	112,681,086
U.S. Treasury Securities	—	54,551,320	—	54,551,320
Foreign Government Bonds	—	52,689,139	—	52,689,139
Commercial Mortgage-Backed Securities—Agency	—	21,205,519	—	21,205,519
Municipal Bonds	—	11,782,278	—	11,782,278

Total Fixed Income Securities	—	2,600,635,616	25,379,059	2,626,014,675

Convertible Securities
Convertible Corporate Bonds	—	3,444,829	—	3,444,829
Equity Securities
Money Market Investments	124,172,664	—	—	124,172,664
Investment Companies	—	43,596,783	—	43,596,783
Common Stock	7,434,909	2,987	—	7,437,896

Total Equity Securities	131,607,573	43,599,770	—	175,207,343

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(1,114)	$—	$(1,114)

Total Investments	$131,607,573	$2,647,679,101	$25,379,059	$2,804,665,733

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	340,013	—	340,013
Futures Contracts
Interest Rate Risk	2,237,233	—	—	2,237,233

Total	$133,844,806	$2,648,019,114	$25,379,059	$2,807,242,979

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(305,783)	$—	$—	$(305,783)
Forward Currency Contracts
Foreign Currency Risk	—	(400,923)	—	(400,923)

Total	$(305,783)	$(400,923)	$—	$(706,706)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price.

To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

High Yield Bond Fund	Bank Loans	Common Stock	Warrant	Total
Balance as of March 31, 2025	$—	$451,116	$80	$451,196
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	58,602	63	58,665
Change in Unrealized Appreciation (Depreciation)	—	44,905	(16)	44,889
Purchases	—	—	—	—
Sales	—	(554,623)	(123)	(554,746)
Transfers into Level 3 *	—	—	—	—
Transfers out of Level 3 *	—	—	—	—

Balance as of December 31, 2025	$0	$—	$4	$4

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025	$—	$—	$4	$4

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Investment Grade Credit Fund	Asset-Backed Securities	Mortgage-Backed Securities		Total
Balance as of March 31, 2025	$28,209	$1		$28,210
Accrued Discounts (Premiums)	—	—		—
Realized Gain (Loss)	—	—		—
Change in Unrealized Appreciation (Depreciation)	788	—		788
Purchases	—	—		—
Sales	(1,873)	—		(1,873)
Transfers into Level 3 *	—	—		—
Transfers out of Level 3 *	—	(1	)**	(1)

Balance as of December 31, 2025	$27,124	$—		$27,124

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025	$788	$—		$788

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and transfers out of level 3 represent the values as of the end of the reporting period.

Low Duration Bond Fund	Asset-Backed Securities	Total
Balance as of March 31, 2025	$4,795,600	$4,795,600
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	134,046	134,046
Purchases	—	—
Sales	(318,543)	(318,543)
Transfers into Level 3 **	—	—
Transfers out of Level 3 **	—	—

Balance as of December 31, 2025	$4,611,103	$4,611,103

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025	$134,046	$134,046

**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Strategic Income Fund	Asset-Backed Securities	Common Stock	Residential Mortgage- Backed Securities — Non-Agency	Rights	Total
Balance as of March 31, 2025	$94,380	$38,008	$230,992	$12,889	$376,269
Accrued Discounts (Premiums)	620	—	29,983	—	30,603
Realized Gain (Loss)	—	3,504	—	—	3,504
Change in Unrealized Appreciation (Depreciation)	(249,970)	5,217	(57,877)	—	(302,630)
Purchases	245,846	—	—	—	245,846
Sales	(3,514)	(46,729)	(305)	(12,889)	(63,437)
Transfers in to Level 3 *	—	—	—	—	—
Transfers out of Level 3 *	(36,479)**	—	(202,793)**	—	(239,272)

Balance as of December 31, 2025	$50,883	$—	$—	$—	$50,883

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025	$(244,962)	$—	$—	$—	$(244,962)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and transfers out of level 3 represent the values as of the end of the reporting period.

Total Return Bond Fund	Asset- Backed Securities	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Corporates	Residential Mortgage- Backed Securities — Non-Agency	Rights	Total
Balance as of March 31, 2025	$67,302,488	$215,756,296	$37,537,840	$2,829,949	$5,426,713	$9,338,794	$338,192,080
Accrued Discounts (Premiums)	—	—	—	(13,639)	(841,472)	—	(855,111)
Realized Gain (Loss)	3,182,724	—	2,477,246	(1,882)	(951,650)	(320)	4,706,118
Change in Unrealized Appreciation (Depreciation)	(1,224,298)	1,565,786	6,135,697	153,551	1,920,528	(9,338,474)	(787,210)
Purchases	—	—			—	—	—
Sales	(33,194,003)	(134,394,799)	(46,150,783)	(21,976)	(69,244)	—	(213,830,805)
Transfers into Level 3 **	—	—	—	—	—	—	—
Transfers out of Level 3 **	(1,917,346)	(82,927,283)	—	(2,946,003)	(5,484,875)	—	(93,275,507)

Balance as of December 31, 2025	$34,149,565	$—	$—	$—	$—	$—	$34,149,565

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025	$634,548	$—	$—	$—	$—	$—	$634,548

**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Unconstrained Bond Fund	Asset-Backed Securities	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Corporates	Residential Mortgage- Backed Securities — Agency	Residential Mortgage- Backed Securities — Non-Agency	Rights	Total
Balance as of March 31, 2025	$28,546,982	$2,317,003	$2,905,022	$103,518	$2,633,260	$6,398	$494,705	$37,006,888
Accrued Discounts (Premiums)	—	—	—	31,941	(57,818)	(68)	—	(25,945)
Realized Gain (Loss)	351,046	—	189,914	(270,288)	—	—	(17)	270,655
Change in Unrealized Appreciation (Depreciation)	126,304	29,805	469,312	950,272	(69,817)	4,116	(494,688)	1,015,304
Purchases	10,591,917	—	—	—	—	—	—	10,591,917
Sales	(8,648,563)	(2,346,808)	(3,560,781)	(761,454)	(229,968)	(2,335)	—	(15,549,909)
Transfers into Level 3 *	1	—	—	—	—	—	—	1
Transfers out of Level 3 *	(5,588,628)	—	(3,467)	(53,989)	(2,275,657)	(8,111)	—	(7,929,852)

Balance as of September 30, 2025	$25,379,059	$—	$—	$—	$—	$—	$—	$25,379,059

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025	$202,975	$—	$—	$—	$—	$—	$—	$202,975

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2025 are as follows:

HIGH YIELD BOND FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$4	Fair Value	Broker Pricing	$0.000	$0.000	Increase

INVESTMENT GRADE CREDIT FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$27,124	Broker Quote	Offered Quote	$94.566	$94.566	Increase

LOW DURATION BOND FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$4,611,103	Broker Quote	Offered Quote	$94.566	$94.566	Increase

STRATEGIC INCOME FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$50,858	Broker Quote	Offered Quote	$94.566	$94.566	Increase
Asset-Backed Securities	$25	Fair Value	Zero Market Value	$0.010	$0.010	Increase

TOTAL RETURN BOND FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$34,149,565	Broker Quote	Offered Quote	$94.566-$100.000	$96.457	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase

UNCONSTRAINED BOND FUND	Fair Value at 12/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Asset-Backed Securities	$25,379,058	Broker Quote	Offered Quote	$94.566-$100.000	$98.443	Increase
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended December 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of December 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended December 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended December 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at December 31, 2025 are disclosed in the Schedules of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at December 31, 2025 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. Purchased swaptions held at December 31, 2025 are disclosed in the Schedules of Investments.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk—the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively.

Note 3 – Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended December 31, 2025 is listed after the Schedule of Investments.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at December 31, 2025 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
High Yield Bond Fund
ModivCare, Inc., 5.00%, 10/01/29	02/23/23	$3,085,182	$54,416	0.01%

		$3,085,182	$54,416	0.01%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Investment Grade Credit Fund
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class XB (I/O), 1.30%, 11/15/43	07/03/18	$16,221	$4	0.00%

		$16,221	$4	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Low Duration Bond Fund
Alliant Energy Finance LLC, 1.40%, 03/15/26	08/06/24	$6,539,524	$6,497,621	0.74%
ModivCare, Inc., 5.00%, 10/01/29	08/06/24	$635,783	$13,640	0.00%

		$7,175,307	$6,511,261	0.74%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Strategic Income Fund
ModivCare, Inc., 5.00%, 10/01/29	08/10/21	$136,789	$2,426	0.00%

		$136,789	$2,426	0.00%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Total Return Bond Fund
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.23%, 08/10/38	08/23/18	$125,063,210	$120,597,206	0.39%
SHOW Trust Series 2022-BIZ, Class A, 7.20% (1 mo. USD Term SOFR + 2.984%), 01/15/27	02/24/22	68,000,000	44,252,636	0.14%
ModivCare, Inc., 5.00%, 10/01/29	04/28/23	36,470,414	664,871	0.00%

		$229,533,624	$165,514,713	0.53%

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Unconstrained Bond Fund
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	$0	$1	0.00%
ModivCare, Inc., 5.00%, 10/01/29	04/25/23	4,536,476	82,719	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	09/16/25	65	0	0.00%

		$4,536,541	$82,720	0.00%

Note 5 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of December 31, 2025:

High Yield Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$234,814	$(1,761)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	10,444	26

		245,258	(1,735)

Low Duration Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$5,522	$—
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	2,507	6

		8,029	6

Total Return Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	350,997	(23)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	135,986	340

		486,983	317

Unconstrained Bond Fund

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$152,354	$(1,143)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	76,340	(5)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	13,787	34

		242,481	(1,114)